UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-607-2200

Date of fiscal year end:   October 31

Date of reporting period:   January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
U.S. Large Cap Fund
Portfolio of Investments	January 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 94.8%

Consumer Discretionary — 5.8%
304,000	General Motors Co.(b)	$11,092,960
353,000	News Corp. - Class A	5,302,060
388,425	Walt Disney Co. (The)	15,098,080

		31,493,100

Consumer Staples — 11.3%
499,700	Archer-Daniels-Midland Co.	16,325,199
528,500	Kraft Foods, Inc. - Class A	16,156,245
200,825	Procter & Gamble Co. (The)	12,678,082
290,750	Wal-Mart Stores, Inc.	16,302,353

		61,461,879

Diversified Financials — 14.8%
436,950	American Express Co.	18,954,891
403,650	JPMorgan Chase & Co.	18,140,031
574,700	Morgan Stanley	16,896,180
234,010	T. Rowe Price Group, Inc.	15,425,939
571,500	TD Ameritrade Holding Corp.	11,670,030

		81,087,071

Energy — 11.1%
194,700	Devon Energy Corp.	17,267,943
262,950	Hess Corp.	22,119,354
288,000	National Oilwell Varco, Inc.	21,283,200

		60,670,497

Health Care — 9.8%
917,350	Pfizer, Inc.	16,714,117
528,000	St. Jude Medical, Inc.(b)	21,384,000
284,750	Teva Pharmaceutical Industries Ltd. - ADR	15,561,587

		53,659,704

Industrials — 10.8%
1,218,800	General Electric Co.	24,546,632
323,700	Honeywell International, Inc.	18,130,437
340,500	Ingersoll-Rand Plc	16,071,600

		58,748,669

Information Technology — 22.3%
602,250	Cisco Systems, Inc.(b)	12,737,587
627,950	EMC Corp.(b)	15,629,675
26,195	Google, Inc. - Class A(b)	15,726,430
65,750	Mastercard, Inc. - Class A	15,550,533
775,700	Microsoft Corp.	21,506,283
470,500	Motorola Mobility Holdings, Inc.(b)	13,112,835
328,614	Motorola Solutions, Inc.(b)	12,740,365
269,750	QUALCOMM, Inc.	14,601,567

		121,605,275

Insurance — 3.1%
274,950	ACE Ltd.	16,934,171

Materials — 3.3%
620,650	International Paper Co.	17,924,372

Shares		Value

Utilities — 2.5%
301,150	PG&E Corp.	$13,937,222

Total Common Stocks (Cost $440,611,683)		517,521,960

EXCHANGE TRADED FUNDS — 2.9%
119,825	SPDR S&P 500 ETF Trust	15,417,883

Total Exchange Traded Funds (Cost $14,928,529)		15,417,883

INVESTMENT COMPANY — 1.2%
6,674,000	SEI Daily Income Trust Government II Fund, Class A, 0.01%(b)(c)	6,674,000

Total Investment Company (Cost $6,674,000)		6,674,000

TOTAL INVESTMENTS — 98.9% (Cost $462,214,212)(a)		539,613,843

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		6,276,251

NET ASSETS — 100.0%		$545,890,094

(a)	Cost for federal income tax purposes is $462,631,655 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$80,251,012
Unrealized depreciation	(3,268,824)

Net unrealized appreciation	$76,982,188

(b)	Non-income producing security.
(c)	Rate shown represents current yield at January 31, 2011.

ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Consumer Discretionary	5.8%
Consumer Staples	11.3%
Diversified Financials	14.8%
Energy	11.1%
Health Care	9.8%
Industrials	10.8%
Information Technology	22.3%
Insurance	3.1%
Materials	3.3%
Utilities	2.5%
Other*	5.2%

100.0%

*	Includes cash and equivalents, exchange traded fund, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Portfolio of Investments	January 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 94.8%

AUSTRALIA — 6.5%
2,550,045	BHP Billiton Ltd.	$112,450,421
1,711,859	Macquarie Group Ltd.	69,295,953

		181,746,374

FRANCE — 14.0%
2,007,989	Accor SA	91,824,574
732,224	Air Liquide SA	91,460,330
2,030,213	Cap Gemini SA	102,305,635
2,172,695	Carrefour SA	106,451,286

		392,041,825

GERMANY — 7.1%
1,384,136	Daimler AG(b)	101,235,720
2,429,597	ThyssenKrupp AG	98,330,851

		199,566,571

JAPAN — 19.7%
5,869,000	Asahi Glass Co. Ltd.	73,147,990
23,057	Japan Tobacco, Inc.	86,519,932
2,738,100	Komatsu Ltd.	81,529,196
57,696	NTT DoCoMo, Inc.	102,978,362
2,045,800	Shin-Etsu Chemical Co. Ltd.	115,151,023
6,414,360	Sumitomo Corp.	92,292,387

		551,618,890

LUXEMBOURG — 2.9%
1,695,484	Tenaris SA ADR	79,975,980

NORWAY — 3.2%
6,614,372	DnB Nor ASA	91,048,685

SWEDEN — 3.7%
6,069,493	Volvo AB - Class B(b)	105,116,149

SWITZERLAND — 10.6%
4,432,722	ABB Ltd.(b)	104,666,709
1,406,154	Adecco SA	91,087,200
2,263,030	Julius Baer Group Ltd.	102,411,697

		298,165,606

UNITED KINGDOM — 21.8%
4,244,807	BG Group Plc	95,261,315
79,819,354	Lloyds Banking Group Plc(b)	80,780,832
6,999,744	National Grid Plc	61,949,090
5,417,171	Pearson Plc	88,857,275
8,889,878	Prudential Plc	96,263,797
3,145,520	Standard Chartered Plc	82,079,372
8,684,013	WPP Plc	107,458,171

		612,649,852

UNITED STATES — 5.3%
2,115,961	Carnival Corp.	94,604,616
619,119	Schlumberger Ltd.	55,095,400

		149,700,016

Total Common Stocks (Cost $2,168,775,375)		2,661,629,948

Shares		Value

INVESTMENT COMPANY — 4.6%
128,658,600	Federated Treasury Obligations Fund, 0.01%(c)	$128,658,600

Total Investment Company (Cost $128,658,600)		128,658,600

Principal Amount

U.S. GOVERNMENT AGENCIES — 0.9%

Federal Home Loan Bank — 0.9%
$25,000,000	0.11%, 02/02/11(d)	24,999,924

Total U.S. Government Agencies (Cost $24,999,924)		24,999,924

TOTAL INVESTMENTS — 100.3% (Cost $2,322,433,899)(a)		2,815,288,472

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(9,280,607)

NET ASSETS — 100.0%		$2,806,007,865

(a)	Cost for federal income tax purposes is $2,322,433,899 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$499,269,813
Unrealized depreciation	(6,415,240)

Net unrealized appreciation	$492,854,573

(b)	Non-income producing security.
(c)	Rate shown represents current yield at January 31, 2011.
(d)	The rate represents the annualized yield at time of purchase.

ADR-American Depositary Receipt

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	12.7%
Consumer Discretionary	17.2%
Consumer Staples	6.9%
Diversified Financials	2.5%
Energy	8.2%
Industrials	19.5%
Information Technology	3.6%
Insurance	3.4%
Materials	14.9%
Telecommunication Services	3.7%
Utilities	2.2%
Other*	5.2%

100.0%

*	Includes cash and equivalents, investment company, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	January 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 88.1%

AUSTRALIA — 1.5%
24,202	Acrux Ltd.(b)	$85,862
44,881	Adamus Resources Ltd.(b)	31,085
188,773	Adelaide Brighton Ltd.	630,209
67,891	Aditya Birla Minerals Ltd.(b)	83,895
69,555	AED Oil Ltd.(b)	29,806
25,514	AJ Lucas Group Ltd.(b)	63,565
11,425	Alchemia Ltd.(b)	7,970
52,172	Alesco Corp. Ltd.	170,534
33,518	Alkane Resources Ltd.(b)	34,906
61,352	Alliance Resources Ltd.(b)	25,373
238,924	Allied Gold Ltd.(b)	136,908
955	Allied Medical Ltd.(c)(d)	0
507	Altona Mining Ltd.(b)(d)	197
1,092,129	Alumina Ltd.	2,590,305
51,812	Amadeus Energy Ltd.(b)(c)(d)	11,359
37,673	Amalgamated Holdings Ltd.	230,890
306,068	Amcom Telecommunications Ltd.	96,079
34,575	Ansell Ltd.	453,094
48,784	Anvil Mining Ltd.(b)	283,540
94,765	APA Group	375,864
168,815	APN News & Media Ltd.	291,043
49,607	Aquila Resources Ltd.(b)	453,328
17,844	Arafura Resources Ltd.(b)	23,028
7,424	ARB Corp. Ltd.	55,340
56,546	Aristocrat Leisure Ltd.	167,363
46,035	ASG Group Ltd.	53,216
4,000	Aspire Mining Ltd.(b)	2,332
82,578	Atlas Iron Ltd.(b)	262,516
41,984	Aurora Oil and Gas Ltd.(b)	127,610
82,138	Ausdrill Ltd.	238,197
28,632	Ausenco Ltd.	92,733
31,327	Austal Ltd.	96,467
237,688	Austar United Communications Ltd.(b)	228,578
17,417	Austbrokers Holdings Ltd.	90,430
129,633	Austereo Group Ltd.	269,999
15,319	Austin Engineering Ltd.	67,935
109,727	Australian Agricultural Co. Ltd.(b)	166,210
111,685	Australian Infrastructure Fund	210,913
24,790	Australian Pharmaceutical Industries Ltd.	10,499
77,102	Automotive Holdings Group	192,859
41,611	Avoca Resources Ltd.(b)	122,329
169,357	AWE Ltd.(b)	300,416
7,268	Azumah Resources Ltd.(b)	4,491
22,070	Bandanna Energy Ltd.(b)	31,671
98,486	Bank of Queensland Ltd.	970,668
107,928	Bannerman Resources Ltd.(b)	81,205
16,562	Bauxite Resources Ltd.(b)	4,374
2,495	BC Iron Ltd.(b)	8,131
630,781	Beach Energy Ltd.	496,599
4,598	Bell Financial Group Ltd.	4,811

Shares		Value

AUSTRALIA (continued)
190,762	Bendigo and Adelaide Bank Ltd.	$1,859,220
164,990	Bendigo Mining Ltd.	29,596
28,750	Berkeley Resources Ltd.(b)	50,426
68,803	Billabong International Ltd.	556,754
81,416	Biota Holdings Ltd.(b)	103,447
608	Blackmores Ltd.	16,911
13,886	Blackthorn Resources Ltd.(b)	6,642
681,825	BlueScope Steel Ltd.	1,440,485
175,171	Boart Longyear Group	759,366
245,200	Boom Logistics Ltd.(b)	102,629
368,973	Boral Ltd.	1,772,318
45,219	Bow Energy Ltd.(b)	52,724
28,780	Bradken Ltd.	265,297
10,640	Bravura Solutions Ltd.(b)	2,121
8,559	Breville Group Ltd.	26,868
26,608	Brickworks Ltd.	299,369
49,086	Brockman Resources Ltd.(b)	236,757
52,610	BT Investment Management Ltd.	146,276
26,490	Cabcharge Australia Ltd.	149,416
84,646	Caltex Australia Ltd.	1,133,720
13,060	Campbell Brothers Ltd.	511,749
255,734	Cape Lambert Resources Ltd.(b)	155,460
23,562	Cardno Ltd.	140,650
43,829	Carnarvon Petroleum Ltd.(b)	17,908
129,012	Cash Converters International Ltd.	95,140
44,746	Catalpa Resources Ltd.(b)	75,806
17,013	Cellestis Ltd.	40,690
171	Centamin Egypt Ltd.(b)	374
1,710	Centrebet International Ltd.	2,778
14,812	Centrex Metals Ltd.(b)	5,831
189,000	Ceramic Fuel Cells Ltd.(b)	26,369
2,144	CGA Mining Ltd.(b)	5,940
177,305	Challenger Financial Services Group Ltd.	809,257
36,102	Chemgenex Pharmaceuticals Ltd.(b)	17,989
354,184	Citigold Corp. Ltd.(b)	38,826
2,227	Clinuvel Pharmaceuticals Ltd.(b)	4,927
102,039	Clough Ltd.	76,265
108,154	Coal of Africa Ltd.(b)	179,456
56,720	Coalspur Mines Ltd.(b)	109,657
8,047	Cochlear Ltd.	618,284
114,410	Cockatoo Coal Ltd.(b)	58,148
9,314	Codan Ltd.	14,108
6,726	Coffey International Ltd.	6,770
672,347	ConnectEast Group	291,463
80,212	Conquest Mining Ltd.(b)	42,765
57,099	Consolidated Media Holdings Ltd.	168,999
604,020	Continental Coal Ltd.(b)	48,757
67,373	Cooper Energy Ltd.(b)	26,185

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
38,303	Count Financial Ltd.	$48,095
35,104	Crane Group Ltd.	348,430
14,268	Credit Corp. Group Ltd.	60,856
104,149	Cromwell Group REIT	76,805
38,668	CSG Ltd.	52,022
691,792	CSR Ltd. - Placement Shares	1,106,498
4,990	Cudeco Ltd.(b)	17,256
79,309	Cue Energy Resources Ltd.(b)	24,501
39,151	Customers Ltd.	69,839
47,992	Dart Energy Ltd.(b)	52,370
118,091	David Jones Ltd.	557,821
19,957	Decmil Group Ltd.(b)	51,510
155,142	Deep Yellow Ltd.(b)	50,247
30,072	Devine Ltd.	8,241
54,933	Discovery Metals Ltd.(b)	65,692
2,213	Dominion Mining Ltd.	6,374
1,660	Domino’s Pizza Enterprises Ltd.	9,959
129,063	Downer EDI Ltd.	495,179
6,112	Dragon Mining Ltd.(b)	10,020
49,101	Drillsearch Energy Ltd.(b)	29,604
122,271	DUET Group	202,879
50,048	DuluxGroup Ltd.	133,666
4,716	DWS Advanced Business Solutions Ltd.	6,650
103,881	Eastern Star Gas Ltd.(b)	82,818
168,950	Elders Ltd.(b)	84,184
300,506	Emeco Holdings Ltd.	327,919
24,316	Energy Resources of Australia Ltd.	243,291
233,101	Energy World Corp. Ltd.(b)	110,341
112,525	Envestra Ltd.	65,039
8,084	Equatorial Resources Ltd.(b)	26,988
6,898	Equinox Minerals Ltd.(b)(e)	40,902
192,600	Equinox Minerals Ltd.(b)(e)	1,150,195
57,717	Eservglobal Ltd.(b)	37,099
10,333	Euroz Ltd.	18,793
22,408	Extract Resources Ltd.(b)	198,967
1,271,465	Fairfax Media Ltd.	1,710,559
3,195	Fantastic Holdings Ltd.	7,005
73,342	FAR Ltd.(b)	12,060
46,815	Ferraus Ltd.(b)	40,822
9,415	Ferraus Ltd. - Placement Shares(b)(c)	8,069
16,371	Finbar Group Ltd.	19,333
331,317	FKP Property Group REIT	262,489
12,421	Fleetwood Corp. Ltd.	172,057
12,567	Flight Centre Ltd.	293,680
166,753	Flinders Mines Ltd.(b)	31,574
503,469	Focus Minerals Ltd.(b)	26,592
11,770	Forge Group Ltd.	63,104
15,773	G.U.D. Holdings Ltd.	161,116
11,738	Galaxy Resources Ltd.(b)	18,424
45,532	Geodynamics Ltd.(b)	15,428
189,806	Gindalbie Metals Ltd.(b)	252,517
34,043	Giralia Resources NL(b)	160,807
480	Gloucester Coal Ltd.(b)	6,214

Shares		Value

AUSTRALIA (continued)
115,230	Gold One International Ltd.(b)	$33,301
797,917	Goodman Fielder Ltd.	1,001,909
81,779	GrainCorp Ltd.	612,858
140,887	Grange Resources Ltd.(b)	110,917
63,776	Great Southern Ltd.(b)(c)(d)	0
37,903	Greenland Minerals & Energy Ltd.(b)	41,172
32,565	Gujarat NRE Coking Coal Ltd.(b)	27,260
389,920	Gunns Ltd.(b)	223,431
83,622	GWA International Ltd.	270,834
225,564	Harvey Norman Holdings Ltd.	676,607
99,711	Hastie Group Ltd.	101,851
38,707	HFA Holdings Ltd.(b)	11,958
114,907	Highlands Pacific Ltd.(b)	42,369
705,420	Hillgrove Resources Ltd.(b)	207,381
71,200	Hills Industries Ltd.	131,975
234,388	Horizon Oil Ltd.(b)	73,578
38,283	iiNET Ltd.	101,482
219,708	Iluka Resources Ltd.(b)	1,856,700
44,250	Imdex Ltd.(b)	84,667
40,807	IMF Australia Ltd.	61,813
33,987	Independence Group NL	242,847
85,840	Indophil Resources NL(b)	71,002
104,003	Industrea Ltd.	136,292
100,000	Integra Mining Ltd.(b)	50,824
34,756	International Ferro Metals Ltd.(b)	11,691
89,852	Intrepid Mines Ltd.(b)	154,460
16,339	Invocare Ltd.	116,747
88,933	IOOF Holdings Ltd.	694,831
19,221	Iress Market Technology Ltd.	171,818
12,036	Iron Ore Holdings Ltd.(b)	23,629
101,038	iSOFT Group Ltd.(b)	7,048
6,445	Ivanhoe Australia Ltd.(b)	21,067
209,309	Jabiru Metals Ltd.(b)	128,281
21,040	JB Hi-Fi Ltd.	386,640
201,817	Kagara Ltd.(b)	153,858
182,877	Kangaroo Resources Ltd.(b)	26,426
21,736	Kingsgate Consolidated Ltd.	201,664
14,388	Kingsrose Mining Ltd.(b)	18,783
129,538	Lend Lease Corp. Ltd.	1,137,295
12,262	M2 Telecommunications Group Ltd.	38,492
41,637	MacArthur Coal Ltd.	517,838
201,460	Macmahon Holdings Ltd.	108,413
1,285	Macquarie Telecom Group Ltd.	12,652
8,631	Mantra Resources Ltd.(b)	67,348
46,109	Marengo Mining Ltd.(b)	15,623
12,674	Maryborough Sugar Factory	42,312
4,945	Matrix Composites & Engineering Ltd.	33,214
7,488	McMillan Shakespeare Ltd.	62,458
36,485	McPherson’s Ltd.	115,622
39,619	Medusa Mining Ltd.	262,953
62,903	Mermaid Marine Australia Ltd.	197,461

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
14,669	Mesoblast Ltd.(b)	$84,494
110,197	Metals X Ltd.(b)	34,592
147,254	Metcash Ltd.	616,334
81,949	Metgasco Ltd.(b)	34,708
208,294	Minara Resources Ltd.(b)	188,894
62,673	Mincor Resources NL	109,924
17,368	Mineral Deposits Ltd.(b)	83,079
14,861	Mineral Resources Ltd.	175,940
101,500	Mirabela Nickel Ltd.(b)	227,588
102,540	Molopo Australia Ltd.(b)	106,274
72,573	Moly Mines Ltd.(b)	89,680
13,431	Monadelphous Group Ltd.	259,261
53,908	Mortgage Choice Ltd.	74,674
262,860	Mount Gibson Iron Ltd.(b)	552,722
116,276	Murchison Metals Ltd.(b)	148,899
199,124	Myer Holdings Ltd.	722,312
46,059	Navitas Ltd.	175,339
128,661	New Hope Corp. Ltd.	628,265
103,248	NIB Holdings Ltd. Australia	133,760
393,592	Nido Petroleum Ltd.(b)	41,185
17,243	Norfolk Group Ltd.(b)	21,050
16,470	Northern Energy Corp. Ltd.(b)	28,559
13,388	Northern Iron Ltd.(b)	24,883
78,103	Norton Gold Fields Ltd.(b)	13,232
29,173	NRW Holdings Ltd.	70,355
34,340	Nucoal Resources NL(b)	19,335
24,911	Nufarm Ltd.(b)	129,835
14,393	Oaks Hotels & Resorts Ltd.	3,944
9,368	Oakton Ltd.	21,939
53,779	Oilex Ltd(b)	25,725
738,171	OneSteel Ltd.	2,000,902
5,532	Orocobre Ltd.(b)	18,634
4,066	OrotonGroup Ltd.	36,670
34,038	Otto Energy Ltd.(b)	3,324
914,710	OZ Minerals Ltd.	1,485,836
467,074	Pacific Brands Ltd.(b)	481,755
131,373	Paladin Energy Ltd.(b)	640,199
59,781	Pan Pacific Petroleum NL(b)	9,830
389,965	PanAust Ltd.(b)	314,783
72,732	Panoramic Resources Ltd.	169,606
301,008	PaperlinX Ltd.(b)	134,987
3,445	Patties Foods Ltd.	4,686
36,928	Peet Ltd.	71,025
227,275	Peninsula Energy Ltd.(b)	22,649
77,182	Perilya Ltd.(b)	42,688
9,319	Perpetual Ltd.	290,307
61,898	Perseus Mining Ltd.(b)	175,801
499,396	Photon Group Ltd.	42,800
26,465	Platinum Asset Mangement Ltd.	125,803
118,483	Platinum Australia Ltd.(b)	87,375
63,460	PMP Ltd.	57,233
50,340	Premier Investments Ltd.	309,527
217,974	Primary Health Care Ltd.	801,551
38,461	Prime Media Group Ltd.	24,913
54,138	PrimeAg Australia Ltd.(b)	77,690

Shares		Value

AUSTRALIA (continued)
55,986	Programmed Maintenance Services Ltd.	$93,174
108,721	Quantum Energy Ltd.(b)	8,234
56,830	Ramelius Resources Ltd.(b)	54,369
31,729	Ramsay Health Care Ltd.	540,695
7,713	RCR Tomlinson Ltd.	10,953
15,468	REA Group Ltd.	183,743
30,974	Reckon Ltd.	76,551
70,333	Red Fork Energy Ltd.(b)	27,686
21,888	Redflex Holdings Ltd.	49,078
8,531	Reece Australia Ltd.	187,460
37,184	Reed Resources Ltd.(b)	21,863
31,163	Regional Express Holdings Ltd.	34,627
56,462	Regis Resources Ltd.(b)	108,877
6,994	Reject Shop Ltd. (The)	94,442
136,546	Resolute Mining Ltd.(b)	178,258
85,881	Resource Generation Ltd.(b)	50,495
22,430	Retail Food Group Ltd.	61,470
19,666	Rex Minerals Ltd.(b)	57,619
150,499	RHG Ltd.(b)	151,480
41,123	Rialto Energy Ltd.(b)	27,253
123,127	Ridley Corp. Ltd.	155,832
52,445	Riversdale Mining Ltd.(b)	826,819
175,323	Roc Oil Co. Ltd.(b)	67,267
1,356	Rock Building Society Ltd.	3,554
47,065	SAI Global Ltd.	219,036
28,955	Salmat Ltd.	138,216
11,921	Sandfire Resources NL(b)	83,753
42,447	Saracen Mineral Holdings Ltd.(b)	29,187
15,406	Sedgman Ltd.	33,009
43,003	Seek Ltd.	285,412
2,910	Select Harvests Ltd.	9,657
16,979	Servcorp Ltd.	54,145
65,961	Service Stream Ltd.(b)	42,398
38,903	Seven Group Holdings Ltd.	348,920
556,679	Sigma Pharmaceuticals Ltd.(b)	246,868
15,184	Silex Systems Ltd.(b)	83,678
28,232	Silver Lake Resources Ltd.(b)	52,893
59,272	Sims Metal Management Ltd.	1,138,233
9,054	Sirtex Medical Ltd.	50,979
14,311	Skilled Group Ltd.(b)	28,238
7,607	Slater & Gordon Ltd.	15,844
7,500	SMS Management & Technology Ltd.	53,291
116,161	Southern Cross Media Group Ltd.	221,103
316,877	SP AusNet	277,890
167,569	Spark Infrastructure Group	191,205
6,739	Specialty Fashion Group Ltd.	8,495
78,611	Spotless Group Ltd.	175,481
133,241	St. Barbara Ltd.(b)	246,974
17,376	Starpharma Holdings Ltd(b)	15,325
114,859	Straits Resources Ltd.	258,686
10,000	Strike Resources Ltd.(b)	4,136

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
137,375	STW Communications Group Ltd.	$154,699
49,282	Sundance Energy Australia Ltd.(b)	40,026
64,060	Sunland Group Ltd.(b)	49,795
32,271	Super Cheap Auto Group Ltd.	210,646
67,322	Swick Mining Services Ltd.(b)	27,842
6,000	Talent2 International Ltd.	9,029
5,895	Tanami Gold NL(b)	5,111
125,253	Tap Oil Ltd.(b)	97,360
37,169	Tassal Group Ltd.	66,118
649,118	Tatts Group Ltd.	1,604,262
13,506	Technology One Ltd.	13,190
252,505	Ten Network Holdings Ltd.	352,288
45,730	Teranga Gold Corp.(b)	124,868
45,119	Terramin Australia Ltd.(b)	19,559
57,424	TFS Corp. Ltd.	58,943
47,822	Thakral Holdings Group REIT(b)	23,352
37,994	Thorn Group Ltd.	80,270
67,860	Tiger Resources Ltd.(b)	29,755
65,834	Timbercorp Ltd.(b)(c)(d)	0
128,456	Toro Energy Ltd.(b)	17,922
192,336	Tower Australia Group Ltd.	749,441
16,986	Tox Free Solutions Ltd.	38,933
118,596	TPG Telecom Ltd.	171,962
20,014	Transfield Services Infrastructure Fund	12,166
171,441	Transfield Services Ltd.	533,052
140,819	Transpacific Industries Group Ltd.(b)	185,942
34,641	Troy Resources NL(b)	119,790
1,757	Trust Co. Ltd.	11,644
45,033	UGL Ltd.	677,654
138,410	UXC Ltd.(b)	67,587
53,983	VDM Group Ltd.	16,139
74,750	Victoria Petroleum NL(b)	28,307
65,384	Village Roadshow Ltd.(b)	194,172
735,093	Virgin Blue Holdings Ltd.(b)	289,361
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	5,436
64,022	Washington H. Soul Pattinson & Co. Ltd.	791,136
29,610	Watpac Ltd.	49,278
31,800	WDS Ltd.(b)	19,490
1,744	Webjet Ltd.	4,241
19,960	Western Areas NL	128,298
22,975	White Energy Co. Ltd.(b)	71,435
41,846	Whitehaven Coal Ltd.	293,580
91,903	WHK Group Ltd.	96,165
857	Wide Bay Australia Ltd.	8,882
14,958	WildHorse Energy(b)	6,410
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	2,101
13,791	Wotif.com Holdings Ltd.	58,272

Shares		Value

AUSTRALIA (continued)
55,438	WPG Resources Ltd.(b)	$48,065

		70,428,357

AUSTRIA — 0.3%
1,001	Agrana Beteiligungs AG	104,379
9,244	Andritz AG	788,622
5,093	A-TEC Industries AG(b)	17,991
5,112	Austria Technologie & Systemtechnik AG	110,936
6,370	Austriamicrosystems AG(b)	317,150
2,680	BWIN Interactive Entertainment AG	99,530
90	BWT AG	2,588
8,110	CAT Oil AG	88,608
5,416	EVN AG	90,986
4,621	Flughafen Wien AG	303,688
2,096	Intercell AG(b)	29,013
1,245	Kapsch TrafficCom AG	117,276
1,379	Lenzing AG	148,194
2,779	Mayr Melnhof Karton AG	329,882
902	Oberbank AG	55,450
4,343	Oesterreichische Post AG	136,317
3,144	Palfinger AG(b)	117,623
8,187	POLYTEC Holding AG(b)	68,937
27,010	Raiffeisen International Bank-Holding AG	1,588,323
111	RHI AG(b)	4,187
111	S&T System Integration & Technology Distribution AG(b)	717
1,823	Schoeller-Bleckmann Oilfield Equipment AG	149,758
2,485	Semperit AG Holding	120,000
26,886	Strabag SE	780,393
106,890	Telekom Austria AG	1,472,266
7,035	Uniqa Versicherungen AG	146,262
23,880	Vienna Insurance Group	1,299,148
59,284	Voestalpine AG	2,660,304
2,481	Warimpex Finanz- Und Beteiligungs AG(b)	8,428
49,112	Wienerberger AG(b)	1,015,350
1,503	Wolford AG	47,351
9,248	Zumtobel AG	270,142

		12,489,799

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	686

BELGIUM — 0.4%
1,885	Ablynx NV(b)	20,234
10,353	Ackermans & Van Haaren NV	887,627
806	Aedifica REIT	45,874
1,441,490	Ageas	4,087,360
91,808	AGFA - Gevaert NV(b)	408,522
5,234	Arseus NV	81,192
88	Banque Nationale de Belgique	405,433
2,639	Barco NV(b)	184,236

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

BELGIUM (continued)
12,936	Bekaert SA	$1,296,115
2,346	Cofinimmo SA REIT	318,344
2,461	Compagnie d’Entreprises CFE	182,390
1,565	Compagnie Immobiliere de Belgique SA	65,932
1,554	Compagnie Maritime Belge SA	48,532
28,959	Deceuninck NV(b)	76,523
12,200	Deceuninck NV- VVPR Strip(b)	33
22,498	Delhaize Group	1,775,493
3,189	Devgen(b)	24,364
329,978	Dexia SA(b)	1,376,603
10,300	D’ieteren SA	618,384
207	Duvel Moortgat SA	21,395
917	Econocom Group	14,627
3,860	Elia System Operator SA NV	154,161
8,597	Euronav NV	145,955
1,691	EVS Broadcast Equipment SA	103,537
12,597	Exmar NV	99,516
3,443	Galapagos NV(b)	54,965
1,149	Gimv NV	61,023
88,609	Hansen Transmissions International NV(b)	79,485
1,199	Intervest Offices REIT	38,430
3,373	Ion Beam Applications(b)	41,840
99	IRIS	4,472
1,246	Kinepolis Group NV	82,551
8	Lotus Bakeries	4,359
2,739	Melexis NV	44,401
2,194	Mobistar SA	136,994
22,359	Nyrstar	358,476
2,298	Omega Pharma SA	117,987
26,826	Option NV(b)	22,405
79	RealDolmen NV SA(b)	1,736
9,305	Recticel SA	94,021
136	Retail Estates NV REIT	8,845
2,042	Roularta Media Group NV(b)	73,390
5,939	Sioen Industries NV	58,139
1,777	Sipef NV	167,632
10,299	Solvay SA	1,077,307
12,086	Telenet Group Holding NV(b)	475,659
10,572	Tessenderlo Chemie NV	378,512
555	Tessenderlo Chemie NV - VVPR Strip(b)	380
3,832	ThromboGenics NV(b)	115,425
39,448	UCB SA	1,411,018
20,514	Umicore	1,051,849
1,509	Van De Velde	78,510
445	VPK Packaging Group	17,699
1,812	Warehouses De Pauw SCA REIT	96,135
460	Wereldhave Belgium NV REIT	44,181

		18,640,208

BERMUDA — 0.3%
100,000	Argo Group International Holdings Ltd.	3,562,000

Shares		Value

BERMUDA (continued)
250,000	Aspen Insurance Holdings Ltd.	$7,512,500
187,397	Catlin Group Ltd.	1,110,670
233	Endurance Specialty Holdings Ltd.	10,832
8,700	Frontline Ltd.	222,946
127	Global Crossing Ltd.(b)	1,693
5,204	Golar LNG Ltd.	92,359
125,275	Golden Ocean Group Ltd.	156,502
10,610	Hardy Underwriting Bermuda Ltd.	48,352
196,636	Hiscox Ltd.	1,184,956
293,572	Katanga Mining Ltd.(b)	413,378
73,256	Lancashire Holdings Ltd.	651,850
1,711	Validus Holdings Ltd.	52,014

		15,020,052

BRAZIL — 0.9%
237,000	Acos Villares SA	126,536
11,300	AES Tiete SA	140,593
17,400	AES Tiete SA Preference Shares	245,090
22,952	AGFA-Gevaert Strip VVPR	63
118,600	All America Latina Logistica SA	1,001,763
7,700	American Banknote SA	96,172
16,837	Amil Participacoes SA	162,517
20,800	Anhanguera Educacional Participacoes SA	441,093
7,500	B2W Companhia Global Do Varejo	127,103
24,400	Banco ABC Brasil SA - Preference Shares	197,606
2,400	Banco Cruzeiro do Sul Sa Brazil	22,316
25,600	Banco Daycoval SA - Preference Shares	188,128
84,590	Banco do Estado do Rio Grande do Sul - Preference Shares	832,224
33,610	Banco Industrial e Comercial SA - Preference Shares	245,983
14,800	Banco Panamericano SA - Preference Shares	37,822
13,700	Banco Pine SA - Preference Shares	114,156
16,200	Banco Sofisa SA - Preference Shares	48,980
20,000	Bematech SA	103,062
1,000	BHG SA - Brazil Hospitality Group(b)	10,288
106,530	BR Malls Participacoes SA	971,388
40,000	Brasil Brokers Participacoes SA	194,367
202,000	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA(b)	110,273
5,000	Brasil Telecom SA	51,861
31,400	Brasil Telecom SA - Preference Shares	243,937
70,300	Braskem SA - Class A, Preference Shares(b)	884,364

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

BRAZIL (continued)
104,570	Brookfield Incorporacoes SA	$481,777
21,200	Camargo Correa Desenvolvimento Imobiliario SA	94,366
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	133,357
7,900	CETIP SA - Balcao Organizado de Ativos e Derivativos	104,641
40,771	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Class A, Preference Shares	1,535,501
2,800	Cia de Gas de Sao Paulo - Class A, Preference Shares	75,906
13,900	Cia de Saneamento Basico do Estado de Sao Paulo	340,214
9,100	Cia de Saneamento de Minas Gerais	149,306
4,000	Cia de Saneamento do Parana, Preference Shares	7,535
4,400	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	134,644
25,300	Cia Energetica de Sao Paulo-Class B, Preference Shares	432,101
4,050	Cia Energetica do Ceara - Class A, Preference Shares	71,065
29,100	Cia Hering	446,900
27,800	Cia Paranaense de Energia - Class B, Preference Shares	708,780
18,300	Cia Providencia Industria e Comercio SA	80,689
71,408	Confab Industrial SA, Preference Shares	247,601
8,400	Contax Participacoes SA, Preference Shares	146,589
54,730	Cosan SA Industria e Comercio	854,628
9,700	Cremer SA	95,723
132,940	Cyrela Brazil Realty SA	1,468,206
35,100	Diagnosticos da America SA	426,393
12,900	Drogasil SA	92,864
78,134	Duratex SA	749,959
7,000	EDP - Energias do Brasil SA	157,263
23,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	451,933
328,220	Empresa Brasileira de Aeronautica SA	2,662,068
9,500	Equatorial Energia SA	65,995
8,700	Estacio Participacoes SA	125,259
26,593	Eternit SA	179,632
78,900	Even Construtora e Incorporadora SA	373,922
28,300	Ez Tec Empreendimentos e Participacoes SA	228,682
13,800	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	111,264
18,200	Fertilizantes Fosfatados SA, Preference Shares(b)	207,991

Shares		Value

BRAZIL (continued)
41,923	Fibria Celulose SA(b)	$647,097
8,100	Forjas Taurus SA - Preference Shares	19,582
187,600	Gafisa SA	1,149,042
12,800	General Shopping Brasil SA(b)	92,144
26,600	Gol-Linhas Aereas Inteligentes SA, Preference Shares	379,943
40,800	Grendene SA	224,688
3,200	Guararapes Confeccoes SA	154,342
14,500	Helbor Empreendimentos SA	169,621
32,000	Hypermarcas SA(b)	380,863
33,900	IdeiasNet SA(b)	79,516
15,000	Iguatemi Empresa de Shopping Centers SA	323,945
24,400	Industrias Romi SA	177,846
2,300	Inepar SA Industria e Construcoes(b)	6,899
95,060	Inpar SA(b)	184,195
4,100	Iochpe-Maxion SA	49,438
36,600	JHSF Participacoes SA	71,138
193,000	Klabin SA, Preference Shares	657,632
7,587	Kroton Educacional SA(b)	105,502
16,800	Light SA	263,547
33,900	LLX Logistica SA(b)	81,346
13,300	Localiza Rent A CAR	199,865
26,200	Log-In Logistica Intermodal SA(b)	149,315
29,900	Lojas Americanas SA	211,477
47,100	Lojas Americanas SA, Preference Shares	378,337
18,300	Lojas Renner SA	531,342
4,100	LPS Brasil Consultoria de Imoveis SA	88,791
4,100	Lupatech SA(b)	43,043
5,000	M Dias Branco SA	110,681
23,548	Magnesita Refratarios SA(b)	135,190
90,400	Marcopolo SA, Preference Shares	325,927
43,580	Marfrig Alimentos SA	352,415
13,800	Marisa Lojas SA	180,887
2,200	Metalfrio Solutions SA	17,025
16,400	Minerva SA(b)	64,441
20,000	MPX Energia SA(b)	331,384
65,420	MRV Engenharia e Participacoes SA	553,359
30,150	Multiplan Empreendimentos Imobiliarios SA	578,601
12,100	Obrascon Huarte Lain Brasil SA	419,847
19,400	Odontoprev SA	261,855
12,700	Parana Banco SA - Preference Shares	98,281
81,129	Paranapanema SA(b)	251,133
323,300	PDG Realty SA Empreendimentos e Participacoes	1,788,192
51,600	Porto Seguro SA	804,823

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

BRAZIL (continued)
8,100	PortX Operacoes Portuarias SA(b)	$16,521
10,900	Positivo Informatica SA	61,923
7,200	Profarma Distribuidora de Produtos Farmaceuticos SA	62,629
50,850	Randon Participacoes SA, Preference Shares	352,331
4,300	Restoque Comercio e Confeccoes de Roupas SA	43,595
14,700	Rodobens Negocios Imobiliarios SA	148,504
81,600	Rossi Residencial SA	641,757
13,700	Santos Brasil Participacoes SA	203,410
23,000	Sao Martinho SA	331,144
43,700	Sao Paulo Alpargatas SA - Preference Shares	280,506
9,200	Saraiva SA Livreiros Editores, Preference Shares	228,489
15,000	SLC Agricola SA	178,080
18,900	Springs Global Participacoes SA	59,752
55,470	Sul America SA	612,617
106,153	Suzano Papel e Celulose SA - Preference Shares	923,374
11,000	Tam SA, Preference Shares	241,585
25,300	Tecnisa SA	151,774
4,900	Tele Norte Leste Participacoes SA	106,939
5,000	Tele Norte Leste Participacoes SA - Preference Shares	79,726
8,175	Telemar Norte Leste SA - Class A, Preference Shares	246,974
2,400	Terna Participacoes SA	44,344
25,700	Tim Participacoes SA(b)	115,476
103,300	Tim Participacoes SA, Preference Shares	381,732
3,100	Totvs SA	301,269
7,700	Tractebel Energia SA	119,176
8,900	Trisul SA	33,316
30,144	Ultrapar Participacoes SA, Preference Shares	1,902,366
137,772	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares(b)	47,110
13,800	Universo Online SA, Preference Shares	120,040
58,200	Weg SA	693,393

		41,864,828

CANADA — 2.3%
7,639	5N Plus, Inc.(b)	51,494
6,813	Aastra Technologies Ltd.	151,997
13,007	Aberdeen International, Inc.(b)	9,352
4,775	Absolute Software Corp.(b)	17,501
80,455	Advantage Oil & Gas Ltd.(b)	596,975
19,913	Aecon Group, Inc.	196,077
21,900	Aeterna Zentaris, Inc.(b)	34,993
1,400	AG Growth International, Inc.	70,185

Shares		Value

CANADA (continued)
34,246	AGF Management Ltd. - Class B	$637,485
21,458	Ainsworth Lumber Co. Ltd.(b)	73,930
29,047	Air Canada - Class A(b)	92,245
4,913	Air Canada - Class B(b)	15,602
21,300	Alamos Gold, Inc.	322,047
9,150	Alexco Resource Corp.(b)	59,760
588	Algoma Central Corp.	55,197
49,217	Algonquin Power & Utilities Corp.	239,855
31,100	Alimentation Couche-Tard, Inc. - Class B	830,182
1,400	Alliance Grain Traders, Inc.	42,656
31,379	AltaGas Ltd.	705,076
3,600	Alter NRG Corp.(b)	5,033
6,500	Altius Minerals Corp.(b)	87,437
78,500	Amerigo Resources Ltd.(b)	97,993
69,923	Anderson Energy Ltd.(b)	82,398
26,777	Angle Energy, Inc.(b)	192,802
33,425	Antrim Energy, Inc.(b)	37,719
36,100	Arsenal Energy, Inc.(b)	33,528
18,470	Astral Media, Inc. - Class A	738,357
6,400	Atco Ltd. - Class I	374,534
12,436	Atrium Innovations, Inc.(b)	204,669
38,875	ATS Automation Tooling Systems, Inc.(b)	286,122
25,500	Aura Minerals, Inc.(b)	96,515
22,800	Aurizon Mines Ltd.(b)	145,040
15,250	Avalon Rare Metals, Inc.(b)	88,026
138,500	Azure Dynamics Corp.(b)	47,027
42,700	B2Gold Corp.(b)	98,504
72,263	Baja Mining Corp.(b)	75,774
19,361	Ballard Power Systems, Inc.(b)	31,903
41,500	Bankers Petroleum Ltd.(b)	345,643
38,000	Bellatrix Exploration Ltd.(b)	192,400
23,100	BioExx Specialty Proteins Ltd.(b)	53,289
9,700	BioteQ Environmental Technologies, Inc.(b)	9,203
34,800	Birchcliff Energy Ltd.(b)	394,447
4,775	Black Diamond Group Ltd.	113,253
108,500	BlackPearl Resources, Inc.(b)	815,904
3,040	BMTC Group, Inc. - Class A	65,272
3,500	Boardwalk Real Estate Investment Trust	153,722
1,200	Bonterra Energy Corp.	64,269
11,370	Boralex, Inc. - Class A(b)	105,258
30,946	Breakwater Resources Ltd.(b)	181,408
3,444	Bridgewater Systems Corp.(b)	30,782
21,365	Brigus Gold Corp.(b)	33,925
3,800	Burcon NutraScience Corp.(b)	37,342
46,167	CAE, Inc.	586,914
5,400	Calfrac Well Services Ltd.	183,352
7,200	Calloway Real Estate Investment Trust	170,841
17,074	Calvalley Petroleum, Inc. - Class A(b)	74,854

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

CANADA (continued)
43,144	Canaccord Financial, Inc.	$657,059
4,100	Canada Bread Co. Ltd.	186,708
5,600	Canadian Apartment Properties REIT	97,644
2,600	Canadian Energy Services & Technology Corp.	72,312
5,700	Canadian Real Estate Investment Trust	182,154
38,300	Canadian Tire Corp. Ltd. - Class A	2,382,873
22,900	Canadian Utilities Ltd. - Class A	1,216,866
22,300	Canadian Western Bank	660,081
17,132	Canam Group, Inc. - Class A	121,473
51,977	Canfor Corp.(b)	632,745
5,200	Cangene Corp.(b)	15,164
4,988	Canyon Services Group, Inc.	55,641
130,100	Capstone Mining Corp.(b)	602,850
25,542	Cardero Resource Corp.(b)	45,403
6,100	Cardiome Pharma Corp.(b)	38,378
60,072	Carpathian Gold, Inc.(b)	36,595
36,700	Cascades, Inc.	266,083
9,900	Cash Store Financial Services, Inc. (The)	127,241
1,000	Catalyst Paper Corp.(b)	459
3,413	Cathedral Energy Services Ltd.	33,743
12,970	CCL Industries - Class B	427,822
107,574	Celestica, Inc.(b)	1,060,324
9,200	Celtic Exploration Ltd.(b)	182,833
18,209	Centerra Gold, Inc.	292,224
27,295	Cequence Energy Ltd.(b)	73,325
97,700	CGI Group, Inc. - Class A(b)	1,879,165
15,900	Chartwell Seniors Housing Real Estate Investment Trust	130,839
13,808	Chinook Energy, Inc.(b)	27,717
2,900	Churchill Corp. (The) - Class A(b)	57,140
29,372	Cinch Energy Corp.(b)	31,386
71,325	Claude Resources, Inc.(b)	133,198
13,600	Cline Mining Corp.(b)	54,598
6,800	Coastal Contacts, Inc.(b)	12,767
7,600	Cogeco Cable, Inc.	323,931
4,665	Cogeco, Inc.	181,084
11,900	Colossus Minerals, Inc.(b)	87,347
27,833	COM DEV International Ltd.(b)	63,930
4,300	Cominar Real Estate Investment Trust	92,239
2,500	Computer Modelling Group Ltd.	63,914
165,420	Connacher Oil & Gas Ltd.(b)	237,884
1,456	Constellation Software, Inc.	72,556
9,400	Contrans Group, Inc. - Class A	94,812
12,812	Copper Mountain Mining Corp.(b)	86,236
4,300	Corby Distilleries Ltd. - Class A	74,075
33,530	Corridor Resources, Inc.(b)	178,809
33,800	Corus Entertainment, Inc. - Class B	757,787

Shares		Value

CANADA (continued)
3,324	Corvus Gold, Inc.(b)	$2,589
39,300	Cott Corp.(b)	314,369
32,445	Crew Energy, Inc.(b)	651,589
374,914	Crowflight Minerals, Inc.(b)	22,465
75,452	Daylight Energy Ltd.	760,284
45,200	Delphi Energy Corp.(b)	92,535
143,700	Denison Mines Corp.(b)	538,148
22,200	Descartes Systems Group, Inc. (The)(b)	154,082
7,343	DHX Media Ltd.(b)	6,966
10,968	Dollarama, Inc.(b)	312,714
14,100	Dorel Industries, Inc. - Class B	461,152
12,100	DragonWave, Inc.(b)	86,036
26,500	Duluth Metals Ltd.(b)	76,746
23,000	Dundee Capital Markets, Inc.(b)	25,036
46,086	Dundee Precious Metals, Inc.(b)	358,986
3,100	Dundee Real Estate Investment Trust	93,741
23,000	DundeeWealth, Inc.	441,694
7,492	Dynasty Metals & Mining, Inc.(b)	26,710
257,450	Eastern Platinum Ltd.(b)	411,365
19,000	Eastmain Resources, Inc.(b)	33,585
22,300	ECU Silver Mining, Inc.(b)	24,052
141	E-L Financial Corp. Ltd.	68,293
12,344	Electrovaya, Inc.(b)	30,695
4,817	Emera, Inc.	154,898
15,950	Empire Co. Ltd. - Class A	830,671
8,100	Endeavour Silver Corp.(b)	50,071
52,616	Ensign Energy Services, Inc.	851,755
20,486	Epsilon Energy Ltd. (Canada)(b)	71,195
5,452	Equitable Group, Inc.	152,450
11,412	Essential Energy Services Ltd.(b)	26,098
54,600	European Goldfields Ltd.(b)	817,896
465	Evertz Technologies Ltd.	8,127
42,500	Excellon Resources, Inc.(b)	44,989
12,009	EXFO, Inc.(b)	118,969
10,300	Extendicare Real Estate Investment Trust	102,244
26,400	Fairborne Energy Ltd.(b)	122,594
9,900	Far West Mining Ltd. - Class A(b)	64,362
5,335	Fibrek, Inc.(b)	7,033
64,225	Finning International, Inc.	1,868,993
30,350	First Majestic Silver Corp.(b)	372,802
6,800	FirstService Corp.(b)	193,471
15,793	Flint Energy Services Ltd.(b)	290,199
9,705	Formation Metals, Inc.(b)	20,838
15,700	Forsys Metals Corp.(b)	45,939
25,739	Fortis, Inc.	886,798
1,599	Fortress Paper Ltd.(b)	91,515
57,167	Fortuna Silver Mines, Inc.(b)	227,218
3,133	Fortune Minerals Ltd.(b)	5,006

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

CANADA (continued)
11,800	Forzani Group Ltd. (The) - Class A	$227,433
52,200	Gammon Gold, Inc.(b)	393,057
15,500	Garda World Security Corp. - Class A(b)	139,467
10,000	Gennum Corp.	76,996
20,453	Genworth MI Canada, Inc.	538,210
1,600	Geomark Exploration Ltd.(b)	1,917
24,800	Gildan Activewear, Inc.(b)	728,880
1,000	Glentel, Inc.	28,212
9,320	GLG Life Tech Corp.(b)	112,620
1,865	Gluskin Sheff & Associates, Inc.	40,043
12,602	GLV, Inc. - Class A(b)	97,534
14,900	GMP Capital, Inc.	215,610
57,033	Gold Wheaton Gold Corp.(b)	267,124
74,900	Gran Tierra Energy, Inc.(b)	672,443
22,600	Grande Cache Coal Corp.(b)	243,300
30,900	Great Canadian Gaming Corp.(b)	225,574
16,800	Great Panther Silver Ltd.(b)	35,736
98,700	Groupe Aeroplan, Inc.	1,350,367
6,362	Guardian Capital Group Ltd. - Class A	57,562
14,434	Hanfeng Evergreen, Inc.(b)	82,451
29,195	Harry Winston Diamond Corp.(b)	315,756
500	Hemisphere GPS, Inc.(b)	674
670	High Liner Foods, Inc.	11,040
245,570	High River Gold Mines Ltd.(b)	311,453
8,400	Home Capital Group, Inc.	459,280
24,027	Horizon North Logistics, Inc.(b)	88,060
76,900	HudBay Minerals, Inc.	1,273,283
30,960	IESI-BFC Ltd.	735,855
816	IESI-BFC Ltd. - Placement Shares	19,380
7,400	Imax Corp.(b)	189,259
19,243	Imperial Metals Corp.(b)	432,960
3,907	Imris, Inc.(b)	30,863
3,661	Indigo Books & Music, Inc.	55,170
39,600	Industrial Alliance Insurance and Financial Services, Inc.	1,453,338
21,100	Inmet Mining Corp.	1,572,991
20,779	Innergex Renewable Energy, Inc.	204,397
11,900	Innvest Real Estate Investment Trust	81,405
18,640	Intact Financial Corp.	939,120
19,400	Inter-Citic Minerals, Inc.(b)	38,554
16,094	International Forest Products Ltd. - Class A(b)	93,862
6,648	International Tower Hill Mines Ltd.(b)	61,146
44,500	Ivanhoe Energy, Inc.(b)	155,096
17,750	Ivernia, Inc.(b)	6,470
13,500	Jean Coutu Group PJC, Inc. (The) Class A	126,459
10,400	Jinshan Gold Mines, Inc.(b)	53,488

Shares		Value

CANADA (continued)
5,280	Keegan Resources, Inc.(b)	$38,808
24,600	Kingsway Financial Services, Inc.(b)	31,937
6,900	Kirkland Lake Gold, Inc.(b)	93,989
25,200	La Mancha Resources, Inc.(b)	57,630
131,705	Lake Shore Gold Corp.(b)	486,652
16,857	Laurentian Bank of Canada	893,900
5,104	Le Chateau, Inc.	58,464
42,287	Legacy Oil & Gas, Inc.(b)	652,453
13,200	Leon’s Furniture Ltd.	197,733
25,260	Linamar Corp.	532,772
213,500	Lundin Mining Corp.(b)	1,528,731
6,700	MacDonald Dettwiler & Associates Ltd.(b)	324,378
8,610	MAG Silver Corp.(b)	83,490
117,011	MagIndustries Corp.(b)	31,550
8,300	Major Drilling Group International	350,036
11,156	Manitoba Telecom Services, Inc.	343,921
35,742	Maple Leaf Foods, Inc.	408,694
1,900	Marsulex, Inc.	24,989
35,998	Martinrea International, Inc.(b)	369,201
27,700	MDS, Inc.(b)	316,737
35,000	MEGA Brands, Inc.(b)	23,418
88,621	Mega Uranium Ltd.(b)	85,846
16,000	Mercator Minerals Ltd.(b)	68,707
34,700	Methanex Corp.	943,261
38,325	Metro, Inc. - Class A	1,655,322
10,649	Midway Energy Ltd.(b)	52,748
21,343	Migao Corp.(b)	173,285
6,123	Minco Silver Corp.(b)	34,671
8,200	Minefinders Corp.(b)	79,269
10,731	Miranda Technologies, Inc.(b)	69,657
2,300	Morguard Real Estate Investment Trust	33,650
3,800	Mosaid Technologies, Inc.	121,588
44,077	Mullen Group Ltd.	867,146
11,200	Neo Material Technologies, Inc.(b)	90,150
10,100	Nevada Copper Corp.(b)	52,954
154,800	New Gold, Inc.(b)	1,239,822
30,088	Newalta, Inc.	381,001
22,900	NGEx Resources, Inc.(b)	30,873
6,400	Niko Resources Ltd.	623,159
9,500	Norsemont Mining, Inc.(b)	42,692
5,876	North American Energy Partners, Inc.(b)	70,417
9,400	North American Palladium Ltd.(b)	61,675
10,624	Northern Dynasty Minerals Ltd.(b)	194,900
2,300	Northern Property Real Estate Investment Trust	64,520
121,847	Northgate Minerals Corp.(b)	311,508
19,800	Novagold Resources, Inc.(b)	263,776
41,801	NuVista Energy Ltd.	394,904

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

CANADA (continued)
147,378	OceanaGold Corp.(b)	$379,723
11,000	Oncolytics Biotech, Inc.(b)	68,767
25,600	Onex Corp.	823,209
3,868	Open Range Energy Corp.(b)	10,623
11,100	Open Text Corp.(b)(e)	548,044
1,052	Open Text Corp.(b)(e)	51,958
39,961	Orleans Energy Ltd.(b)	100,167
57,165	Orvana Minerals Corp.(b)	190,103
5,800	Paladin Labs, Inc.(b)	204,754
18,800	PAN American Silver Corp.	615,621
15,900	Paramount Resources Ltd. - Class A(b)	490,171
5,100	Parex Resources, Inc.(b)	47,621
8,800	Pason Systems, Inc.	125,670
13,375	Patheon, Inc.(b)	31,389
29,000	Pembina Pipeline Corp.	642,353
19,769	Peregrine Diamonds Ltd.(b)	47,382
46,802	Perpetual Energy, Inc.	189,293
19,551	PetroBakken Energy Ltd. - Class A	418,608
35,474	Petrobank Energy & Resources Ltd.(b)	832,515
43,500	Petrolifera Petroleum Ltd.(b)	47,785
22,111	Petrominerales Ltd.	862,050
113,000	Phoscan Chemical Corp.(b)	83,507
20,021	Plutonic Power Corp.(b)	44,387
76,805	Precision Drilling Corp.(b)(e)	806,899
489	Precision Drilling Corp.(b)(e)	5,139
7,351	Premium Brands Holdings Corp.	109,676
92,400	Progress Energy Resources Corp.	1,256,791
9,775	QLT, Inc.(b)	68,528
90,522	Quadra FNX Mining Ltd.(b)	1,220,399
16,800	Quebecor, Inc. - Class B	595,428
8,500	Queenston Mining, Inc.(b)	43,801
73,300	Questerre Energy Corp.(b)	109,070
2,000	Reitmans (Canada) Ltd.	35,912
16,300	Reitmans (Canada) Ltd. - Class A	294,307
1,877	Resverlogix Corp.(b)	3,955
4,000	Richelieu Hardware Ltd.	118,640
12,800	Richmont Mines, Inc.(b)	55,349
16,729	Riocan Real Estate Investment Trust	387,757
8,500	Ritchie Bros. Auctioneers, Inc.(e)	212,214
350,000	Ritchie Bros. Auctioneers, Inc.(e)	8,725,500
9,531	Rock Energy, Inc.(b)	46,639
2,900	Rocky Mountain Dealerships, Inc.	27,368
64,202	RONA, Inc.(b)	899,540
26,189	Russel Metals, Inc.	611,735
14,890	Sabina Gold & Silver Corp.(b)	74,201
188,000	Sandvine Corp.(b)	546,342
35,881	Savanna Energy Services Corp.	254,053

Shares		Value

CANADA (continued)
44,000	Scorpio Mining Corp.(b)	$39,986
200	Sears Canada, Inc.	3,909
33,400	SEMAFO, Inc.(b)	340,221
13,425	ShawCor Ltd. - Class A	486,268
149,700	Sherritt International Corp.	1,306,614
16,255	Sierra Wireless, Inc.(b)	229,698
2,500	Silver Standard Resources, Inc.(b)	57,747
26,400	Silvercorp Metals, Inc.	279,199
637	Softchoice Corp.(b)	5,522
13,605	Sonde Resources Corp.(b)	55,434
114,921	Southern Pacific Resource Corp.(b)	201,988
21,016	SouthGobi Resources Ltd.(b)	300,753
48,414	Sprott Resource Corp.(b)	244,161
63,270	Sprott Resource Lending Corp.(b)	111,205
7,120	Sprott, Inc.	60,581
50,200	St. Andrew Goldfields Ltd.(b)	67,177
16,733	Stantec, Inc.(b)	477,250
540	Stella-Jones, Inc.	18,610
144,375	Stornoway Diamond Corp.(b)	83,625
22,045	SunOpta, Inc.(b)	162,473
20,400	Superior Plus Corp.	240,803
8,300	Tanzanian Royalty Exploration Corp.(b)	53,048
59,200	Taseko Mines Ltd.(b)	335,211
13,160	Tembec, Inc.(b)	53,883
11,000	Terra Energy Corp.(b)	13,072
8,500	Theratechnologies, Inc.(b)	50,082
60,500	Thompson Creek Metals Co., Inc.(b)	821,087
11,300	TMX Group, Inc.	430,175
26,355	Toromont Industries Ltd.	827,221
22,007	Torstar Corp. - Class B	309,221
11,903	Total Energy Services, Inc.	169,983
104,000	TransAlta Corp.	2,147,820
31,984	Transcontinental, Inc. - Class A	543,953
35,827	TransForce, Inc.	481,581
19,100	Transglobe Energy Corp.(b)	232,706
28,200	Trican Well Service Ltd.	617,874
8,600	Trilogy Energy Corp.	121,869
38,900	Trinidad Drilling Ltd.	280,479
44,173	Twin Butte Energy Ltd.(b)	118,224
53,440	Uex Corp.(b)	122,746
6,941	Uni-Select, Inc.	195,819
181,100	Uranium One, Inc.	1,184,606
23,000	Ur-Energy, Inc.(b)	74,649
4,055	Valener, Inc.	68,964
14,446	Vector Aerospace Corp.(b)	147,151
14,867	Vermilion Energy, Inc.	703,152
20,060	Vero Energy, Inc.(b)	121,800
4,420	Virginia Mines, Inc.(b)	31,340
171,501	Viterra, Inc.	2,003,856
17,206	Wesdome Gold Mines Ltd.	46,565
17,196	West Fraser Timber Co. Ltd.	866,540

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

CANADA (continued)
18,100	Western Coal Corp.(b)	$225,945
18,000	Western Financial Group, Inc.	74,060
14,838	Western Forest Products, Inc.(b)	11,410
6,300	Westjet Airlines Ltd.	86,382
9,385	Westport Innovations, Inc.(b)	147,146
34,300	Wi-Lan, Inc.	226,760
11,348	Winpak Ltd.	136,446
16,179	Winstar Resources Ltd.(b)	84,341
248,248	Yellow Media, Inc.	1,519,709
3,200	YM Biosciences, Inc.(b)	7,925
61,000	Yukon-Nevada Gold Corp.(b)	40,815
62,000	Zarlink Semiconductor, Inc.(b)	115,165

		110,157,272

CAYMAN ISLANDS — 0.0%
43,693	Endeavour Mining Corp.(b)	124,357
62,223	Siem Offshore, Inc.(b)	115,818

		240,175

CHILE — 0.2%
414,369	AES Gener SA	205,118
135,844	Aguas Andinas SA - Class A	68,878
12,394	Banco de Credito e Inversiones	829,875
164,971	Banmedica SA	344,828
114,351	Besalco SA	230,105
12,307	CAP SA	627,423
18,632	Cementos BIO BIO SA	51,284
23,013	Cia Cervecerias Unidas SA	250,004
49,566	Cia General de Electricidad	292,349
126,976	Cia Sudamericana de Vapores SA(b)	136,641
1,731,940	Colbun SA	454,993
50,487,302	CorpBanca SA	832,225
17,867	Cristalerias de Chile SA	221,858
61,317	E.CL SA	157,277
18,878	Embotelladora Andina SA - Class A, Preference Share	77,942
24,008	Embotelladora Andina SA - Class B, Preference Shares	116,015
30,762	Empresa Nacional de Telecomunicaciones SA	522,044
1,192,791	Empresas Iansa SA(b)	168,650
126,453	Empresas La Polar SA	775,598
20,702	Forus SA	67,864
12,790	Gasco SA	78,879
200,535	Industrias Forestales SA	48,972
448,016	Inversiones Aguas Metropolitanas SA	690,605
594,900	Madeco SA	35,716
502,005	Masisa SA(b)	76,880
92,654	Multiexport Foods SA(b)	39,309
119,886	PAZ Corp. SA(b)	141,670
254,993	Ripley Corp. SA	316,630
58,002	Salfacorp SA	201,663
113,830	Sigdo Koppers SA	254,398

Shares		Value

CHILE (continued)
246,844	Socovesa SA	$198,722
130,300	Sonda SA	308,896
186,725	Vina Concha y Toro SA	436,632
853,398	Vina San Pedro SA	7,665

		9,267,608

CHINA — 0.5%
132,000	361 Degrees International Ltd.	92,270
98,000	A8 Digital Music Holdings Ltd.	36,703
150,000	AAC Acoustic Technologies Holdings, Inc.	404,020
402,000	Agile Property Holdings Ltd.	597,072
31,000	Ajisen China Holdings Ltd.	47,315
111,000	Alibaba.com Ltd.	219,248
88,000	Angang Steel Co. Ltd. - H Shares	129,574
70,000	Anhui Expressway Co. Ltd. - H Shares	57,730
86,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	38,606
68,000	Anta Sports Products Ltd.	108,847
208,000	Anton Oilfield Services Group	28,012
232,500	Asia Cement China Holdings Corp.	121,071
96,000	Aupu Group Holding Co. Ltd.	13,791
276,000	AviChina Industry & Technology Co. - H Shares(b)	131,333
124,000	Baoye Group Co. Ltd. - H Shares	82,702
241,500	BBMG Corp. - H Shares	326,475
478,000	Beijing Capital Land Ltd. - H Shares	158,789
34,000	Beijing Jingkelong Co. Ltd. - H Shares	47,010
406,000	Beijing North Star Co. Ltd. - H Shares	107,792
330,500	BYD Electronic International Co. Ltd.	220,004
516,000	China Aoyuan Property Group Ltd.	96,626
55,000	China Automation Group Ltd.	42,044
562,000	China Communications Services Corp. Ltd. - H Shares	343,832
168,000	China Huiyuan Juice Group Ltd.	115,065
61,200	China Metal Recycling Holdings Ltd.	70,567
419,678	China Molybdenum Co. Ltd. - H Shares	395,097
200,042	China National Building Material Co. Ltd. - H Shares	497,754
324,000	China National Materials Co. Ltd. - H Shares	278,012
200,000	China Nickel Resources Holding Co. Ltd.	35,143
58,000	China Qinfa Group Ltd.(b)	36,526

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

CHINA (continued)
406,000	China Rare Earth Holdings Ltd.(b)	$178,092
1,164,600	China Resources Microelectronics Ltd.(b)	58,255
491,488	China Shanshui Cement Group Ltd.	383,904
54,000	China Shineway Pharmaceutical Group Ltd.	136,166
1,119,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	516,726
514,000	China Shipping Development Co. Ltd. - H Shares	624,317
88,000	China Singyes Solar Technologies Holdings Ltd.	73,478
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	95,969
246,000	China Sunshine Paper Holdings Co. Ltd.	67,521
127,000	China Sunsine Chemical Holdings Ltd.	29,782
278,000	China Taisan Technology Group Holdings Ltd.	40,202
152,000	China Wireless Technologies Ltd.	84,026
41,000	China XLX Fertiliser Ltd.	16,024
179,000	China Yurun Food Group Ltd.	578,556
219,600	China Zhongwang Holdings Ltd.	105,341
140,000	Chinasoft International Ltd.(b)	34,297
264,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	70,430
314,000	Chongqing Machinery & Electric Co. Ltd.	106,725
1,144,200	Country Garden Holdings Co.	428,526
442,000	Dalian Port PDA Co. Ltd. - H Shares	180,844
101,000	Delong Holdings Ltd.(b)	43,422
25,600	Dongfang Electric Corp. Ltd. - H Shares	108,518
237,000	Dongyue Group	128,582
126,000	ENN Energy Holdings Ltd.	374,930
120,000	First Tractor Co. Ltd. - H shares	113,895
620,500	Fosun International	487,063
148,000	Golden Eagle Retail Group Ltd.	406,226
342,500	Great Wall Motor Co. Ltd. - H Shares	539,450
202,000	Great Wall Technology Co. Ltd. - H Shares	101,043
327,000	Greentown China Holdings Ltd.	374,115
644,000	Guangshen Railway Co. Ltd. - H Shares	263,493
241,753	Guangzhou Automobile Group Co. Ltd. - H Shares	310,073
32,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares	47,282
280,731	Guangzhou R&F Properties Co. Ltd. - H Shares	412,636

Shares		Value

CHINA (continued)
48,000	Guangzhou Shipyard International Co. Ltd. - H Shares	$104,783
53,000	Hainan Meilan International Airport Co. Ltd. - H Shares	62,880
86,000	Haitian International Holdings Ltd.	95,964
324,000	Harbin Power Equipment Co. Ltd. - H Shares	407,667
323,000	Hidili Industry International Development Ltd.	275,911
644,000	Honghua Group Ltd.(b)	85,904
124,000	Huadian Power International Co. - H Shares	25,765
448,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	175,829
141,000	Intime Department Store Group Co. Ltd.	205,804
363,000	JES International Holdings Ltd.(b)	97,893
178,000	Jiangsu Expressway Co. Ltd. - H Shares	191,318
92,000	Jingwei Textile Machinery - H Shares(b)	68,204
163,000	Kasen International Holdings Ltd.(b)	31,360
190,000	Kingdee International Software Group Co. Ltd.	125,015
139,000	Kingsoft Corp. Ltd.	76,126
778,722	Lenovo Group Ltd.	451,453
263,000	Li Heng Chemical Fibre Technologies Ltd.	41,116
88,000	Li Ning Co. Ltd.	167,723
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	135,020
140,000	Lingbao Gold Co. Ltd. - H Shares	107,918
41,000	Little Sheep Group Ltd.	25,452
774,000	Maanshan Iron & Steel - H Shares	431,839
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares(b)	10,030
88,000	Pacific Online	46,389
236,000	Pacific Textile Holdings Ltd.	151,044
138,000	Pan Asia Environmental Protection Group Ltd.	26,904
72,000	Parkson Retail Group Ltd.	122,637
316,000	Qingling Motors Co. Ltd. - H Shares	91,598
261,000	Qunxing Paper Holdings Co. Ltd.(b)	88,711
112,000	Regent Manner International Ltd.	91,793
2,071,430	Renhe Commercial Holdings Co. Ltd.	345,387
7,548,806	Semiconductor Manufacturing International Corp.(b)	590,609

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

CHINA (continued)
142,500	Shandong Chenming Paper Holdings Ltd. - H Shares	$121,360
43,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	57,152
36,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	15,145
342,000	Shanghai Forte Land Co. - H Shares	148,264
604,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	143,318
336,000	Shanghai Prime Machinery Co. Ltd. - H Shares	88,777
42,500	Shenji Group Kunming Machine Tool Co. Ltd. - H Shares	29,000
72,000	Shenzhen Expressway Co. Ltd. - H Shares	42,942
130,000	Shenzhou International Group Holdings Ltd.	151,398
1,312,765	Shui On Land Ltd.	631,408
116,000	Sichuan Expressway Co. Ltd. - H Shares	73,201
26,000	Silver Base Group Holdings Ltd.	18,675
784,000	Sino Dragon New Energy Holdings Ltd.(b)	132,734
1,481,060	Sino-Ocean Land Holdings Ltd.	985,898
348,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	211,568
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	130,856
93,000	Sinostar PEC Holdings Ltd.(b)	13,449
357,500	Sinotel Technologies Ltd.(b)	89,424
735,000	Sinotrans Ltd. - H Shares	197,970
262,000	Sinotruk Hong Kong Ltd.	243,630
644,500	Soho China Ltd.	508,382
69,000	Sound Global Ltd.(b)	39,912
136,000	SPG Land Holdings Ltd.	73,437
182,000	Sunny Optical Technology Group Co. Ltd.	53,456
136,000	SunVic Chemical Holdings Ltd.(b)	72,290
85,000	Tiangong International Co. Ltd.	55,819
116,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	43,147
220,000	Tianneng Power International Ltd.	95,092
201,000	Travelsky Technology Ltd. - H Shares	202,118
32,000	Tsingtao Brewery Co. Ltd. - H Shares	146,935
345,000	Uni-President China Holdings Ltd.	194,699
201,000	Weiqiao Textile Co. Ltd. - H Shares	187,423

Shares		Value

CHINA (continued)
370,000	Wuyi International Pharmaceutical Co. Ltd.	$30,847
400,000	Xiamen International Port Co. Ltd. - H Shares	83,626
198,000	Xingda International Holdings Ltd.	195,038
90,000	Xingye Copper International Group Ltd.	22,394
211,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	125,301
270,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	170,381
51,500	Zhaojin Mining Industry Co. Ltd. - H Shares	188,584
192,000	Zhejiang Expressway Co. Ltd. - H Shares	178,538
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	12,723
193,000	Zhong An Real Estate Ltd.(b)	44,805
58,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	223,173

		23,829,274

CYPRUS — 0.0%
180,970	Bank of Cyprus Public Co. Ltd.	765,625
25,000	Deep Sea Supply Plc(b)	56,057
294,565	Marfin Popular Bank Public Co. Ltd.	435,568
29,500	ProSafe SE	219,690
105,209	Songa Offshore SE(b)	579,293

		2,056,233

DENMARK — 0.3%
1,821	ALK-Abello A/S	119,906
23,469	Alm Brand A/S(b)	53,451
8,231	Amagerbanken A/S(b)	5,337
205	Ambu A/S - Class B	6,250
3,210	Auriga Industries - Class B	53,063
10,756	Bang & Olufsen A/S(b)	136,314
3,037	Bavarian Nordic A/S(b)	146,704
16,963	D/S Norden	575,455
2,120	D/S Torm A/S(b)	15,186
23,636	Danisco A/S	2,873,915
1,723	DFDS A/S(b)	145,574
250	DiBa Bank A/S(b)	2,755
217	DLH A/S - Class B(b)	1,315
38,254	DSV A/S	798,876
4,088	East Asiatic Co. Ltd. A/S	125,392
2,200	Fionia Bank A/S(b)(c)(d)	0
10,914	FLSmidth & Co. AS	937,748
5,303	Genmab A/S(b)	61,557
81,337	GN Store Nord A/S(b)	779,084
20,148	Greentech Energy Systems(b)	62,540
6,985	H. Lundbeck A/S	145,101
2,058	H+H International A/S - Class B(b)	24,948

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

DENMARK (continued)
2,374	Harboes Bryggeri A/S - Class B	$59,519
200	IC Companys A/S	9,147
35,818	Jyske Bank A/S(b)	1,608,504
3,231	NeuroSearch A/S(b)	51,630
9,765	NKT Holding A/S	568,736
1,170	Nordjyske Bank A/S(b)	24,068
250	Norresundby Bank A/S(b)	8,173
2,385	Parken Sport & Entertainment A/S(b)	48,405
656	PER Aarsleff A/S - Class B	52,292
1,636	Ringkjoebing Landbobank A/S(b)	222,360
1,586	Rockwool International AS - Class B	187,017
1,011	Royal UNIBREW A/S(b)	64,342
303	Sanistal A/S - Class B(b)	3,117
1,004	Satair A/S	64,358
6,597	Schouw & Co.	151,460
930	SimCorp A/S	141,776
3,581	Sjaelso Gruppen(b)	8,353
2,156	Solar Holdings A/S - Class B	172,852
10,520	Spar Nord Bank A/S(b)	113,035
38	Sparbank(b)	565
100	Sparekassen Faaborg A/S(b)	13,592
33,535	Sydbank A/S(b)	968,262
1,362	Thrane & Thrane A/S	64,917
12,583	TK Development(b)	52,694
2,922	Topdanmark A/S(b)	421,569
57,742	TopoTarget A/S(b)	34,998
1,893	Tryg A/S	101,908
2,586	Vestjysk Bank A/S(b)	32,061

		12,320,181

FINLAND — 3.1%
16,339	Ahlstrom Oyj	353,455
6,768	Alma Media Corp.	79,506
44,161	Amer Sports Oyj - Class A	618,537
1,602	Aspo Oyj	20,004
2,460	Atria Plc	29,572
1,400	Bank of Aland Plc - Class B	36,534
1,242	BasWare Oyj	41,577
17,038	Cargotec Corp. - Class B	795,471
576	Componenta Oyj(b)	4,732
9,068	Cramo Oyj(b)	239,370
8,108	Digia Plc	61,500
25,098	Elisa Oyj	552,556
37,622	Finnair Oyj(b)	257,551
4,499	Finnlines Oyj(b)	48,662
10,741	Fiskars Oyj Abp	254,856
11,650	F-Secure Oyj	35,410
3,898	Glaston Oyj Abp(b)	5,550
12,586	HKScan Oyj - A Shares	134,583
30,874	Huhtamaki Oyj	447,229
2,336	Ilkka-Yhtyma Oyj	27,154
42,204	Kemira Oyj	657,578
35,923	Kesko Oyj - Class B	1,729,309

Shares		Value

FINLAND (continued)
12,000	Konecranes Oyj	$504,066
6,679	Lassila & Tikanoja Oyj	127,201
3,203	Lemminkainen Oyj(b)	113,011
2,192,127	Metso Oyj	116,992,676
138,497	M-real Oyj - Class B(b)	614,379
29,792	Neste Oil Oyj	562,082
25,231	Nokian Renkaat Oyj	911,298
7,038	Okmetic Oyj	54,347
1,850	Olvi Oyj - Class A	85,106
44,798	Oriola-KD Oyj - Class B	198,113
4,629	Orion Oyj - Class A	104,700
11,005	Orion Oyj - Class B	248,764
89,644	Outokumpu Oyj	1,670,438
4,487	Outotec Oyj	251,878
3,885	PKC Group Oyj	80,745
62,637	Pohjola Bank Plc	835,297
1,080	Ponsse Oyj	16,561
7,300	Poyry Oyj	89,353
50,572	Raisio Plc - V Shares	178,641
34,032	Ramirent Oyj	470,143
6,650	Rapala VMC Oyj	65,100
42,825	Rautaruukki Oyj	1,068,309
53,123	Ruukki Group Oyj(b)	142,557
23,664	Sanoma Oyj	553,385
740	Scanfil Oyj	3,151
2,130	SRV Group Plc	19,772
3,193	Stockman Oyj Abp - Class A	118,692
13,158	Stockman Oyj Abp - Class B	423,539
407,216	Stora Enso Oyj - Class R	4,845,022
30,333	Talvivaara Mining Co. Plc(b)	284,244
5,683	Tecnotree Oyj(b)	4,902
675	Teleste Oyj	4,316
26,239	Tieto Oyj	552,529
5,260	Tikkurila Oy(b)	113,787
245,977	UPM-Kymmene Oyj	5,065,163
6,537	Uponor Oyj	113,667
1,578	Vacon Plc	84,260
1,874	Vaisala Oyj - Class A	54,292
19,968	Wartsila Oyj	1,541,931
45,716	YIT Oyj	1,152,946

		146,751,059

FRANCE — 2.7%
3,017	ABC Arbitrage	30,402
24,037	Accor SA	1,099,203
4,525	Aeroports de Paris	380,336
481	Affine SA REIT	12,058
71,687	Air France-KLM(b)	1,310,306
1,039,619	Alcatel-Lucent(b)	3,473,083
902	Ales Groupe	14,424
3,590	Altamir Amboise(b)	31,851
4,199	Alten Ltd.	146,026
1,321	ANF Immobilier REIT	56,972
1,003	April Group	31,969
23,193	Arkema SA	1,612,821
4,828	Assystem	98,493

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

FRANCE (continued)
14,721	Atos Origin SA(b)	$819,614
1,591	Audika SA	38,229
1,151	Aurea SA	12,954
1,370	Avanquest Software(b)	6,021
18,295	Avenir Telecom	22,293
2,749	Beneteau SA(b)	59,543
2,244	BioMerieux	244,930
878	Boiron SA	34,164
1,340	Bonduelle SCA	127,050
2,102	Bongrain SA	172,821
15,467	Bourbon SA	688,241
1,582	Boursorama(b)	17,653
8,888	Bureau Veritas SA	644,836
2,823	Canal Plus	21,490
56,186	Cap Gemini SA	2,831,301
590	Cegedim SA	37,021
2,131	Cegid Group	62,730
4,247	Ciments Francais SA	378,542
4,189	Club Mediterranee SA(b)	96,096
100,557	Compagnie Generale de Geophysique-Veritas(b)	3,050,937
804	Damartex SA	25,318
10,333	Dassault Systemes SA	811,497
863	Delachaux SA	74,439
17,041	Derichebourg SA(b)	143,980
1,145	Devoteam SA	28,798
19,445	Edenred(b)	464,973
4,090	EDF Energies Nouvelles SA	176,982
12,611	Eiffage SA	647,920
845	Electricite de Strasbourg	138,820
332	Entrepose Contracting	48,647
517	Eramet	183,687
486	Esso Ste Anonyme Francaise	69,535
8,604	Etablissements Maurel Et Prom	161,388
392	Etam Developpement SA(b)	19,053
12,585	Euler Hermes SA(b)	1,156,528
3,834	Euro Disney SCA Non-Registered Shares(b)	22,888
817	Eurofins Scientific	54,699
13,937	Eutelsat Communications	508,436
1,226	Exel Industries SA - Class A	68,738
1,115	Faiveley Transport	99,458
5,022	Faurecia(b)	174,200
2,609	Fimalac	113,165
539	Fleury Michon SA	24,722
521	Flo Groupe(b)	3,424
5,318	Fonciere Des Regions REIT	534,945
8,594	GameLoft SA(b)	58,479
202	Gaumont SA	12,363
3,888	Gecina SA REIT	464,774
17,453	Gemalto NV	882,591
5,811	GFI Informatique(b)	25,698
3,341	GL Events	113,215
159,247	Groupe Eurotunnel SA	1,546,291
9,873	Groupe Partouche SA(b)	31,226
10,663	Groupe Steria SCA	307,241

Shares		Value

FRANCE (continued)
285	Guerbet	$24,427
1,226	Guyenne et Gascogne SA	154,429
4,607	Haulotte Group SA(b)	72,097
125,206	Havas SA	657,075
4,715	ICADE REIT	511,860
2,382	Iliad SA	252,915
10,335	Imerys SA	680,623
3,585	IMS International Metal Service(b)	65,380
4,817	Ingenico	178,895
189	Inter Parfums SA	6,516
5,433	IPSOS	263,810
16,879	JC Decaux SA(b)	540,078
54	Kaufman & Broad SA(b)	1,707
19,633	Klepierre REIT	713,947
2,540	Korian	60,094
33,602	Lagardere SCA	1,495,431
863	Laurent-Perrier	89,209
2,860	Legrand SA	115,182
902	LISI	67,924
8,402	M6-Metropole Television	205,512
4,416	Manitou BF SA(b)	126,909
860	Manutan International	59,344
1,668	Meetic	38,344
5,886	Mersen	310,184
4,932	METabolic Explorer SA(b)	42,542
6,018	Modelabs Group(b)	26,449
1,975	MR Bricolage	36,640
455	Naturex	26,787
3,966	Neopost SA	358,981
12,574	Nexans SA	1,008,840
14,322	Nexity	661,018
492	Norbert Dentressangle SA	51,869
7,303	NRJ Group	83,291
10,683	Oeneo(b)	33,495
6,698	Orpea	315,101
25,532	PagesJaunes Groupe	262,144
1,368	Parrot SA(b)	45,495
79,580	Peugeot SA(b)	3,335,718
400	Pierre & Vacances	35,028
3,304	Plastic-Omnium SA	259,025
20,215	Publicis Groupe	1,040,392
11,954	Rallye SA	540,596
6,947	Recylex SA(b)	66,485
4,460	Remy Cointreau SA	316,373
88,196	Rexel SA(b)	1,985,189
17,294	Rhodia SA	515,709
2,194	Rubis	254,882
2,968	Sa Des Ciments Vicat	225,938
2,979	Saft Groupe SA	112,980
1,023	Sartorius Stedim Biotech	54,877
118,128	SCOR SE	3,269,473
6,382	SEB SA	634,373
1,243	Seche Environnement SA	106,366
2,300	Sechilienne-Sidec	64,949
2,724	SeLoger.com	141,164

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

FRANCE (continued)
11,012	Sequana	$207,988
6,704	Societe BIC SA	575,693
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	374,793
25,336	Societe Television Francaise 1	492,061
16,292	SOITEC(b)	201,380
806	Somfy SA	202,168
811	Sopra Group SA	75,783
1,360	Stallergenes SA	109,600
2,241	Ste Industrielle d’Aviation Latecoere SA(b)	26,786
1,316	STEF-TFE	73,423
62	Sucriere de Pithiviers-Le-Vieil	72,069
1,777	Sword Group	55,156
594	Synergie SA	16,900
25,071	Technicolor SA(b)	145,336
26,753	Technip SA	2,599,551
1,499	Teleperformance	54,028
48,274	Thales SA	1,794,131
2	Total Gabon	965
749	Transgene SA(b)	15,762
3,123	Trigano SA	104,694
30,673	UBISOFT Entertainment(b)	359,947
1,036	Union Financiere de France BQE SA	40,993
20,418	Valeo SA(b)	1,195,090
614,200	Vallourec SA	66,719,554
1,234	Viel et Compagnie	5,069
765	Vilmorin & Cie	92,684
1,248	Virbac SA	193,681
113	VM Materiaux SA	6,622
424	Vranken - Pommery Monopole	19,784
4,045	Zodiac Aerospace	300,614

		125,598,894

GERMANY — 1.0%
5,755	Aareal Bank AG(b)	177,682
2,064	Adlink Internet Media AG(b)	11,304
14,628	ADVA AG Optical Networking(b)	126,777
2,193	Advanced Inflight Allianz AG	9,758
652	Agennix AG(b)	3,052
3,784	Air Berlin Plc(b)	18,081
16,739	Aixtron AG	690,755
4,017	Alstria Office AG REIT	56,649
337	Amadeus Fire AG	15,386
12,822	Arques Industries AG(b)	76,892
94	AS Creation Tapeten	3,901
3,371	Asian Bamboo AG	179,932
5,131	Augusta Technologie AG	118,022
12,358	Aurubis AG	697,948
1,757	Axel Springer AG	279,290
3,979	Baader Bank AG	17,706
8,483	Balda AG(b)	84,716
1,066	Bauer AG	54,352

Shares		Value

GERMANY (continued)
3,232	BayWa AG	$146,471
5,853	Bechtle AG	244,296
1,174	Bertrandt AG	84,886
20,937	Bilfinger Berger AG	1,849,524
1,034	Biotest AG	67,281
16,137	Borussia Dortmund GmbH & Co. KGAA(b)	64,249
14,222	Carl Zeiss Meditec AG	272,609
34,358	Celesio AG	867,911
2,610	Cenit AG	19,826
5,025	Centrosolar Group AG(b)	36,877
2,684	CENTROTEC Sustainable AG(b)	72,945
1,154	Centrotherm Photovoltaics AG(b)	47,400
2,219	Cewe Color Holding AG	100,866
11,684	Comdirect Bank AG	129,769
583	CompuGroup Holding AG	9,523
346	Constantin Medien AG(b)	777
5,696	COR&FJA AG(b)	14,934
6,031	CropEnergies AG	47,810
2,420	CTS Eventim AG	155,064
3,984	Curanum AG(b)	13,326
8,573	DAB Bank AG	55,167
894	Delticom AG	74,298
3,068	Demag Cranes AG(b)	149,645
2,298	Deutsche Beteiligungs AG	65,443
152,482	Deutsche Lufthansa AG	3,203,588
38,557	Deutz AG(b)	322,602
12,345	Dialog Semiconductor Plc(b)	278,041
13,164	Douglas Holdings AG	709,945
5,297	Drillisch AG	43,369
1,370	Duerr AG(b)	45,674
4,400	DVB Bank SE	154,824
499	Eckert & Ziegler AG	18,276
2,087	Elexis AG	37,289
6,649	Elmos Semiconductor AG(b)	91,490
6,268	ElringKlinger AG	200,386
731	Envitec Biogas AG(b)	11,059
1,543	Epigenomics AG(b)	3,528
1,842	Euromicron AG	57,072
42,200	Evotec AG(b)	192,921
3,542	Fielmann AG	320,214
24,470	Fraport AG Frankfurt Airport Services Worldwide	1,722,730
51,940	Freenet AG	607,666
1,320	Fuchs Petrolub AG	163,920
93,966	GEA Group AG	2,679,211
6,330	Generali Deutschland Holding AG	786,505
4,055	Gerresheimer AG(b)	167,668
2,237	Gerry Weber International AG	107,703
1,842	Gesco AG	139,087
4,846	GFK AG	250,468
5,545	GFT Technologies AG	33,860
25,605	Gildemeister AG	547,417
4,499	Grammer AG(b)	102,530

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

GERMANY (continued)
2,949	Grenkeleasing AG	$159,486
2,247	H&R WASAG AG	63,037
137	Hamborner AG REIT	1,474
4,192	Hamburger Hafen und Logistik AG	185,356
32,309	Hannover Rueckversicherung AG	1,807,257
1,410	Hawesko Holding AG	66,988
19,085	Heidelberger Druckmaschinen AG(b)	90,803
5,183	Highlight Communications AG(b)	31,508
25,641	Hochtief AG	2,269,628
3,136	Homag Group AG(b)	67,539
11,123	Indus Holding AG	332,603
834	Interseroh SE	52,526
1,492	Isra Vision AG	38,854
20,084	IVG Immobilien AG(b)	196,611
11,391	Jenoptik AG(b)	86,963
2,498	Kizoo AG	29,923
35,634	Kloeckner & Co. SE(b)	1,139,939
2,006	Koenig & Bauer AG(b)	46,856
18,243	Kontron AG	210,085
5,779	Krones AG(b)	374,371
210	KSB AG	172,182
3,242	KUKA AG(b)	77,013
1,410	KWS Saat AG	276,351
35,935	Lanxess AG	2,612,050
11,102	Leoni AG(b)	471,210
5,216	Loewe AG	45,920
860	LPKF Laser & Electronics AG	16,773
1,062	Manz Automation AG(b)	68,645
9,511	Medion AG	158,868
20,041	MLP AG	214,025
6,268	Morphosys AG(b)	164,857
7,779	MTU Aero Engines Holding AG	550,637
504	Muehlbauer Holding AG & Co. KGaA	28,361
6,195	MVV Energie AG	229,096
1,551	Nemetschek AG	68,538
255	OHB Technology AG	4,923
4,213	Patrizia Immobilien AG(b)	28,437
1,722	Pfeiffer Vacuum Technology AG	198,870
2,196	Pfleiderer AG(b)	5,156
1,862	Phoenix Solar AG	56,736
4,568	PNE Wind AG(b)	11,495
24,856	Praktiker Bau- und Heimwerkermaerkte AG	253,535
1,378	PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie	31,036
1,040	Puma AG	325,222
4,350	PVA TePla AG	23,347
23,844	QSC AG(b)	106,491
518	R Stahl AG	19,149
932	Rational AG	190,514

Shares		Value

GERMANY (continued)
746	REpower Systems AG	$125,120
24,284	Rheinmetall AG	2,079,358
30,417	Rhoen Klinikum AG	707,973
2,252	Roth & Rau AG(b)	45,633
3,253	SAF-Holland SA(b)	30,598
1,579	SAG Solarstrom AG	9,015
18,813	Salzgitter AG	1,522,287
475	Sartorius AG	19,315
74	Schaltbau Holding AG	5,925
1,302	Schlott Gruppe AG(b)	1,670
22,076	SGL Carbon AG(b)	835,278
1,503	Silicon Sensor International AG(b)	20,167
18,670	Singulus Technologies(b)	106,594
3,991	Sixt AG	179,911
1,083	SKW Stahl-Metallurgie Holding AG(b)	28,477
65,261	Sky Deutschland AG(b)	246,344
588	SMA Solar Technology AG	58,633
5,314	Software AG	838,520
3,620	Solar Millennium AG(b)	86,389
1,540	Solar-Fabrik AG(b)	9,235
44,281	Solarworld AG	436,941
571	Solon SE(b)	1,775
22,786	Stada Arzneimittel AG	848,259
904	STINAG Stuttgart Invest AG	22,031
2,302	Stratec Biomedical Systems AG	99,975
38,576	Suedzucker AG	1,029,126
8,661	Suess Microtec(b)	126,586
4,010	Sunways AG(b)	21,138
20,485	Symrise AG	579,873
10,775	TAG Immobilien AG(b)	95,125
5,579	Takkt AG	88,988
546	Telegate AG	5,838
226	Tipp24 SE(b)	9,925
21,467	Tognum AG	541,980
2,382	Tomorrow Focus AG(b)	13,371
109,287	TUI AG(b)	1,505,281
25,618	United Internet AG	424,231
4,979	Versatel AG(b)	32,735
1,861	Vossloh AG	229,625
4,337	VTG AG	86,695
3,487	Wacker Chemie AG	630,198
14,682	Wacker Neuson SE(b)	247,052
582	Wincor Nixdorf AG	44,440
11,575	Wirecard AG	184,707
1,163	Zhongde Waste Technology AG	17,659

		48,153,383

GREECE — 0.2%
1,181	Aegean Airlines SA	3,784
73,301	Agriculture Bank of Greece(b)	76,274
44,148	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations	32,036

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

GREECE (continued)
240,031	Alpha Bank AE(b)	$1,406,573
9,992	Anek Lines SA(b)	3,283
1,098	Astir Palace Hotel SA(b)	3,142
5,236	Athens Medical Center SA(b)	4,803
2,823	Athens Water Supply & Sewage Co. SA (The)	19,132
16,938	Attica Bank(b)	22,495
7,868	Bank of Greece	376,606
29,378	Coca-Cola Hellenic Bottling Co. SA	865,195
36,991	Corinth Pipeworks SA(b)	53,179
24,331	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	22,320
131,410	EFG Eurobank Ergasias SA(b)	770,058
46,199	Ellaktor SA	238,465
3,862	Elval Aluminium Process Co.(b)	7,614
5,308	Emporiki Bank SA(b)	11,555
3,298	Euromedica SA(b)	7,089
1,897	Folli Follie Group(b)	37,453
22,434	Forthnet SA(b)	19,658
6,358	Fourlis Holdings SA	48,661
9,171	Frigoglass SA	141,135
23,586	GEK Terna Holding Real Estate Construction SA	114,316
4,665	Geniki Bank(b)	12,519
3,107	Halcor SA(b)	3,871
7,525	Hellenic Exchanges SA Holding Clearing Settlement and Registry	57,696
36,869	Hellenic Petroleum SA	351,840
33,052	Hellenic Telecommunications Organization SA	341,209
6,924	Heracles General Cement Co.	44,461
2,248	Iaso SA	4,124
21,415	Intracom Holdings SA(b)	14,953
4,809	Intracom SA Technical & Steel Constructions(b)	5,070
21,020	Intralot SA-Integrated Lottery Systems & Services	72,237
17,378	JUMBO SA	121,107
6,779	Lambrakis Press SA(b)	4,734
2,850	Lamda Development SA(b)	15,218
273,265	Marfin Investment Group SA(b)	269,381
7,852	Metka SA	115,031
4,775	Motor Oil (Hellas) Corinth Refineries SA	60,539
37,770	Mytilineos Holdings SA(b)	271,492
18,137	National Bank of Greece SA(b)	175,316
31,166	OPAP SA	627,690
626,141	Piraeus Bank SA(b)	1,423,087
787	Piraeus Port Authority(b)	14,493
7,228	Proton Bank SA(b)	7,026
16,100	Public Power Corp. SA	263,418
3,062	S&B Industrial Minerals SA	17,147
5,750	Sarantis SA	23,224

Shares		Value

GREECE (continued)
12,992	Sidenor Steel Products Manufacturing Co. SA(b)	$56,210
12,534	T Bank SA(b)	3,775
3,630	Teletypos SA Mega Channel(b)	8,350
7,215	Terna Energy SA	35,365
1,070	Thessaloniki Port Authority SA	19,968
5,845	Titan Cement Co. SA	123,561
29,349	TT Hellenic Postbank SA(b)	127,381
40,574	Viohalco(b)	248,317

		9,224,636

HONG KONG — 1.3%
160,000	Alco Holdings Ltd.	74,699
78,000	Allan International Holdings Ltd.	39,717
30,000	Allied Group Ltd.	112,356
1,545,693	Allied Properties HK Ltd.	301,341
188,000	AMVIG Holdings Ltd.	140,096
128,000	Anxin-China Holdings Ltd.(b)	41,864
960,000	Apac Resources Ltd.(b)	60,949
56,000	APT Satellite Holdings Ltd.(b)	20,973
365,000	Artel Solutions Group Holdings Ltd.(b)	13,576
576,000	Artini China Co. Ltd.(b)	36,200
142,000	Asia Financial Holdings Ltd.	65,202
58,000	Asia Satellite Telecommunications Holdings Ltd.	101,172
323,877	Asia Standard International Group Ltd.	82,250
36,000	Associated International Hotels Ltd.(b)	80,250
958,000	Avic International Holding HK Ltd.(b)	41,777
42,000	Bauhaus International Holdings Ltd.	16,969
914,000	Beijing Capital International Airport Co. Ltd. - H Shares	487,676
89,000	Beijing Development HK Ltd.(b)	16,095
162,500	Beijing Enterprises Holdings Ltd.	952,492
210,000	Beijing Enterprises Water Group Ltd.(b)	82,959
256,000	Beijing Properties Holdings Ltd.(b)	22,656
504,000	Bel Global Resources Holdings Ltd.(b)	9,567
114,000	Bio-Dynamic Group Ltd.(b)	17,692
906,000	Birmingham International Holdings Ltd(b)	26,843
144,000	Bonjour Holdings Ltd.	25,673
390,000	Bosideng International Holdings Ltd.	121,052
218,000	Bossini International Holdings Ltd.	24,885
317,000	Brightoil Petroleum Holdings Ltd.	191,908

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
482,000	Brilliance China Automotive Holdings Ltd.(b)	$361,655
994,000	Burwill Holdings Ltd.(b)	65,020
775,000	C C Land Holdings Ltd.	282,301
64,000	Cafe de Coral Holdings Ltd.	152,681
510,000	Capital Estate Ltd.(b)	27,473
500,000	Celestial Asia Securities Holdings Ltd.	39,119
204,000	Central China Real Estate Ltd.	61,488
187,900	Centron Telecom International Holdings Ltd.	43,862
646,800	Century City International Holdings Ltd.	49,775
425,000	Century Sunshine Group Holdings Ltd.	15,263
2,966,000	Champion Technology Holdings Ltd.	62,389
1,158,560	Chaoda Modern Agriculture Holdings Ltd.	826,200
840,000	Chaoyue Group Ltd.(b)	52,253
30,000	Chen Hsong Holdings	17,469
56,430	Cheuk Nang Holdings Ltd.	23,740
80,000	Chevalier International Holdings Ltd.	97,478
275,000	Chevalier Pacific Holdings Ltd.	10,052
570,000	Chia Tai Enterprises International Ltd.(b)	22,298
825,000	China Aerospace International Holdings Ltd.	112,164
433,798	China Agri-Industries Holdings Ltd.	464,029
490,857	China BlueChemical Ltd. - H Shares	405,446
336,000	China Chengtong Development Group Ltd.(b)	20,255
160,000	China Digital Licensing Group Ltd.(b)	10,876
895,000	China Dongxiang Group Co.	390,296
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	14,314
454,000	China Energine International Holdings Ltd.(b)	36,103
862,000	China Energy Development Holdings Ltd.(b)	47,541
245,000	China Everbright International Ltd.	123,181
384,000	China Everbright Ltd.	797,881
68,350	China Flavors & Fragrances Co. Ltd.(b)	17,270
236,000	China Foods Ltd.	144,990
228,000	China Gas Holdings Ltd.(d)	99,135
3,274,000	China Grand Forestry Green Resources Group Ltd.(b)	104,561
147,000	China Green Holdings Ltd.	144,046
446,000	China Haidian Holdings Ltd.	59,492
112,000	China High Speed Transmission Equipment Group Co. Ltd.	172,956

Shares		Value

HONG KONG (continued)
1,002,000	China Infrastructure Investment Ltd.(b)	$41,125
165,000	China Mengniu Dairy Co. Ltd.	460,294
257,107	China Merchants Holdings International Co. Ltd.	1,117,907
212,000	China Metal International Holdings, Inc.	69,609
1,980,000	China Mining Resources Group Ltd.(b)	43,680
1,140,000	China Oil and Gas Group Ltd.(b)	122,822
374,000	China Pharmaceutical Group Ltd.	206,748
216,000	China Power International Development Ltd.	44,050
560,000	China Power New Energy Development Co. Ltd.(b)	51,715
188,000	China Precious Metal Resources Holdings Co. Ltd.(b)	40,027
276,000	China Properties Group Ltd.(b)	94,518
308,000	China Public Procurement Ltd.(b)(c)(d)	26,863
4,844,000	China Renji Medical Group Ltd.(b)(c)(d)	37,278
186,000	China Resources Enterprise Ltd.	728,813
68,800	China Resources Gas Group Ltd.	93,185
204,000	China Resources Power Holdings Co. Ltd.	356,892
530,000	China Seven Star Shopping Ltd.(b)	7,885
1,130,000	China Solar Energy Holdings Ltd.(b)	17,682
16,000	China Sonangol Resources Enterprise Ltd.(b)	3,119
245,000	China Starch Holdings Ltd.	16,969
261,200	China State Construction International Holdings Ltd.	257,292
945,000	China Strategic Holdings Ltd(b)	30,059
134,000	China Taiping Insurance Holdings Co. Ltd.(b)	375,533
3,700,000	China Timber Resources Group Ltd.(b)	201,689
476,000	China Ting Group Holdings Ltd.	76,315
1,198,000	China Travel International Investment Hong Kong Ltd.(b)	264,288
128,000	China Water Affairs Group Ltd.	48,595
1,250,000	China Windpower Group Ltd.(b)	120,244
900,000	China Zenith Chemical Group Ltd.(b)	22,971
76,000	China-Hongkong Photo Products Holdings Ltd.	9,455
120,000	ChinaVision Media Group Ltd.(b)	9,389
69,000	Chong Hing Bank Ltd.	200,894

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
86,000	Chow Sang Sang Holdings International Ltd.	$180,236
214,000	Chu Kong Shipping Development	52,974
133,000	Chuang’s China Investments Ltd.(b)	9,894
532,000	Chuang’s Consortium International Ltd.	77,105
62,000	CIMC Enric Holdings Ltd.(b)	26,242
224,000	Citic 1616 Holdings Ltd.	69,815
397,000	Citic Pacific Ltd.	1,066,759
1,009,000	Citic Resources Holdings Ltd.(b)	208,357
77,000	City Telecom HK Ltd.	53,331
1,294,000	CK Life Sciences International Holdings, Inc.(b)	97,922
68,000	Clear Media Ltd.(b)	44,219
516,000	Coastal Greenland Ltd.(b)	34,415
137,625	Comba Telecom Systems Holdings Ltd.	146,863
870,000	Continental Holdings Ltd.	17,965
308,000	Cosco International Holdings Ltd.	182,904
658,000	Cosco Pacific Ltd.	1,225,419
38,000	Coslight Technology International Group Ltd.	21,640
380,000	Cosmos Machinery(b)	52,151
375,000	Cosway Corp Ltd.	46,655
756,000	CP Pokphand Co.	102,783
44,000	Cross-Harbour Holdings Ltd.	38,770
2,270,000	CSI Properties Ltd.	66,674
8,712,000	CST Mining Group Ltd.(b)	254,768
752,000	Culture Landmark Investment Ltd.(b)	19,097
167,000	DaChan Food Asia Ltd.	31,915
168,000	Dah Chong Hong Holdings Ltd.	159,238
178,640	Dah Sing Banking Group Ltd.	315,733
67,050	Dah Sing Financial Holdings Ltd.	469,122
443,000	Dan Form Holdings Co. Ltd.(b)	55,115
192,000	Daphne International Holdings Ltd.	184,695
132,000	Dawnrays Pharmaceutical Holdings Ltd.	55,870
164,000	DBA Telecommunication Asia Holdings Ltd.(b)	34,497
574,000	Dejin Resources Group Co. Ltd.(b)	23,191
98,050	Dickson Concepts International Ltd.	76,462
121,000	Digital China Holdings Ltd.	232,172
80,000	DVN Holdings Ltd.	5,233
110,000	Dynasty Fine Wines Group Ltd.	51,214
146,000	Eagle Nice International Holdings Ltd.	41,197
22,000	EcoGreen Fine Chemicals Group Ltd.	8,381

Shares		Value

HONG KONG (continued)
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	$0
62,000	Embry Holdings Ltd.	50,417
325,000	Emperor Entertainment Hotel Ltd.	78,367
648,669	Emperor International Holdings Ltd.	130,621
280,000	Emperor Watch & Jewellery Ltd.	40,941
446,943	Enerchina Holdings Ltd.(b)	9,631
616,000	ENM Holdings Ltd.(b)	62,417
7,200,000	EPI Holdings Ltd.(b)	49,868
456,000	eSun Holdings Ltd.(b)	110,540
136,000	EVA Precision Industrial Holdings Ltd.	117,045
230,000	Extrawell Pharmaceutical Holdings Ltd.(b)	15,045
9,500	Fairwood Ltd.	13,257
574,116	Far East Consortium International Ltd.	148,745
518,400	First Pacific Co. Ltd.	448,808
48,000	Fong’s Industries Co. Ltd.	32,322
222,000	Fountain SET Holdings Ltd.	41,856
1,362,000	Franshion Properties China Ltd.	394,800
316,000	Frasers Property China Ltd.(b)	8,309
440,000	Freeman Financial Corp. Ltd.(b)	17,777
188,000	Fubon Bank Hong Kong Ltd.	118,394
116,000	Fufeng Group Ltd.	93,137
18,000	Fujikon Industrial Holdings Ltd.	3,786
682,000	Fushan International Energy Group Ltd.	461,860
482,000	Galaxy Entertainment Group Ltd.(b)	740,621
887,000	GCL Poly Energy Holdings Ltd.(b)	412,974
630,000	Geely Automobile Holdings Ltd.	295,742
498,000	Genting Hong Kong Ltd.(b)	229,306
1,576,000	Get Nice Holdings Ltd.	113,197
366,000	Giordano International Ltd.	217,347
767,200	Global Bio-Chem Technology Group Co. Ltd.(b)	124,970
90,000	Global Sweeteners Holdings Ltd.	16,853
12,000	Glorious Sun Enterprises Ltd.	5,187
297,000	Gold Peak Industries Holding Ltd.	41,903
40,000	Goldbond Group Holdings Ltd.	2,103
676,000	Golden Meditech Co. Ltd.(b)	127,455
3,860,000	Golden Resorts Group Ltd.(b)	222,788
238,000	Golden Resources Development International Ltd.	16,789
136,000	Goldin Properties Holdings Ltd.(b)	76,751
65,000	Goldlion Holdings Ltd.	27,512
1,667,600	GOME Electrical Appliances Holdings Ltd.(b)	630,966

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
120,000	Good Fellow Resources Holdings Ltd.(b)	$10,312
16,000	Good Friend International Holdings, Inc.	13,011
216,738	Great Eagle Holdings Ltd.	724,160
5,079,000	G-Resources Group Ltd.(b)	384,346
534,000	Guangdong Investment Ltd.	272,594
358,000	Guangnan Holdings	88,161
256,191	GZI Transportation Ltd.	143,594
28,000	Haier Electronics Group Co. Ltd.(b)	29,305
198,000	Hang Ten Group Holdings Ltd.	46,982
160,000	Hannstar Board International Holdings Ltd.	23,395
96,000	Hans Energy Co. Ltd.(b)	3,201
87,000	Harbour Centre Development Ltd.	120,513
219,000	Henderson Investment Ltd.	21,067
996,975	Heng Tai Consumables Group Ltd.	149,611
222,000	Hengdeli Holdings Ltd.	125,000
492,000	Hi Sun Technology (China) Ltd.(b)	177,953
1,099,035	HKC Holdings Ltd.(b)	61,319
292,400	HKR International Ltd.	183,391
186,000	Hon Kwok Land Investment Co. Ltd.	75,148
81,000	Hong Kong Ferry (Holdings) Co. Ltd.	78,126
144,000	Hong Kong Resources Holdings Co. Ltd.	16,623
330,000	Hongkong & Shanghai Hotels (The)	577,325
651,700	Hongkong Chinese Ltd.(b)	140,426
140,000	Hopewell Highway Infrastructure Ltd.	110,252
233,500	Hopewell Holdings Ltd.	757,704
332,000	Hopson Development Holdings Ltd.(b)	377,280
46,000	Hsin Chong Construction Group Ltd.	10,089
328,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	105,594
184,000	Huabao International Holdings Ltd.	272,343
536,000	Huafeng Group Holdings Ltd.	25,437
259,631	Hung Hing Printing Group Ltd.	113,221
1,042,000	Huscoke Resources Holdings Ltd.(b)	53,459
1,000,000	Hutchison Harbour Ring Ltd.	126,978
281,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	95,509
206,000	Hybrid Kinetic Group Ltd.(b)	4,597
20,000	Hycomm Wireless Ltd.(b)	7,183
742,000	IDT International Ltd.(b)	20,747
755,000	Inspur International Ltd.	64,880
352,500	Interchina Holdings Co.(b)	58,775

Shares		Value

HONG KONG (continued)
120,000	iOne Holdings Ltd.	$2,924
445,000	IPE Group Ltd.	77,623
398,000	IT Ltd.	269,531
21,000	ITC Properties Group Ltd.(b)	5,010
209,000	Jinhui Holdings Ltd.(b)	67,552
306,000	Jiuzhou Development Co. Ltd.(b)	28,258
290,000	JLF Investment Co. Ltd.(b)	26,781
592,500	Johnson Electric Holdings Ltd.	421,768
308,000	Joyce Boutique Holdings Ltd.	30,418
390,000	Ju Teng International Holdings Ltd.	181,578
759,579	K Wah International Holdings Ltd.	342,932
2,140,000	Kai Yuan Holdings Ltd.(b)	71,364
282,000	Kam Hing International Holdings Ltd.	53,892
450,000	Kantone Holdings Ltd.	7,272
42,000	Keck Seng Investments	21,548
2,020,000	King Stone Energy Group Ltd.(b)	47,154
224,000	Kingboard Chemical Holdings Ltd.	1,275,625
313,000	Kingboard Laminates Holdings Ltd.	309,923
196,000	Kingmaker Footwear Holdings Ltd.	40,222
206,666	Kingway Brewery Holdings Ltd.(b)	50,098
300,000	Kiu Hung Energy Holdings Ltd.(b)	11,736
2,040,000	Ko Yo Ecological Agrotech Group Ltd.(b)	57,302
288,000	Kowloon Development Co. Ltd.	413,716
140,000	KPI Co. Ltd.(b)	8,080
600,000	Kunlun Energy Co. Ltd.	875,761
411,500	KWG Property Holding Ltd.	306,119
706,000	Lai Fung Holdings Ltd.	30,788
4,094,000	Lai Sun Development Co. Ltd.(b)	144,402
750,000	Lai Sun Garment International Ltd.(b)	99,081
9,000	LAM Soon Hong Kong Ltd.	8,888
116,000	Le Saunda Holdings Ltd.	56,537
34,000	Lee & Man Holding Ltd.	37,852
779,200	Lee & Man Paper Manufacturing Ltd.	539,678
262,000	Lerado Group Holdings Co.	47,718
20,000	Lifestyle International Holdings Ltd.	49,662
135,000	Lijun International Pharmaceutical Holding Ltd.	35,323
3,028,000	Lippo China Resources Ltd.	116,512
124,000	Lippo Ltd.	60,913
210,000	Lisi Group Holdings Ltd.(b)	15,353
156,000	Liu Chong Hing Investment Ltd.	233,700

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
362,000	Lonking Holdings Ltd.	$211,257
564,000	Loudong General Nice Resources China Holdings Ltd.	67,998
361,000	Luen Thai Holdings Ltd.	39,357
110,000	Luk Fook Holdings International Ltd.	340,723
106,000	Luks Group Vietnam Holdings Co. Ltd.	36,708
116,000	Lumena Resources Corp.	39,874
98,000	Lung Kee (Bermuda) Holdings Ltd.	65,990
1,658,000	Magnificent Estates	75,493
38,000	Man Yue International Holdings Ltd.	10,820
276,000	Mascotte Holdings Ltd.(b)	19,824
9,143,750	Media China Corp. Ltd.(b)	39,874
580,000	Mei Ah Entertainment Group Ltd.(b)	12,200
673,000	Melco International Development	498,925
156,000	Midland Holdings Ltd.	125,254
90,000	MIN XIN Holdings Ltd.	44,442
69,000	Ming Fai International Holdings Ltd.	24,868
390,000	Ming Fung Jewellery Group Ltd.(b)	37,516
122,000	Mingfa Group International Co. Ltd.	42,405
440,000	Mingyuan Medicare Development Co. Ltd.	55,870
524,000	Minmetals Land Ltd.(b)	106,861
336,000	Minmetals Resources Ltd.(b)	227,113
178,000	Minth Group Ltd.	269,398
44,000	Miramar Hotel & Investment Co. Ltd.	53,895
1,290,000	Mongolia Energy Co. Ltd.(b)	362,348
9,871,148	Nan Hai Corp. Ltd.(b)	73,432
150,000	Natural Beauty Bio-Technology Ltd.	35,592
145,000	Neo-China Land Group Holdings Ltd.(b)	55,421
208,500	Neo-Neon Holdings Ltd.	109,643
56,500	NetDragon Websoft, Inc.	26,668
872,000	New Century Group Hong Kong Ltd.	25,948
700,000	New Smart Energy Group Ltd.(b)	7,003
2,642,000	New Times Energy Corp. Ltd.(b)	64,723
761,400	New World China Land Ltd.	307,621
149,000	New World Department Store China Ltd.	114,474
1,510,000	Neway Group Holdings Ltd.	55,197
366,000	Newocean Energy Holdings Ltd.	69,945
494,000	Next Media Ltd.(b)	70,330

Shares		Value

HONG KONG (continued)
458,000	Nine Dragons Paper Holdings Ltd.	$647,350
260,000	North Asia Resources Holdings Ltd.(b)	42,685
166,110	NWS Holdings Ltd.	281,230
80,000	Omnicorp Ltd.(b)	29,962
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	47,296
54,500	Orient Overseas International Ltd.	546,283
23,000	Oriental Ginza Holdings Ltd.(b)	4,130
92,000	Oriental Watch Holdings	47,082
24,000	Overseas Chinese Town Asia Holdings Ltd.	12,990
861,570	Pacific Andes International Holdings Ltd.	153,602
810,000	Pacific Basin Shipping Ltd.	523,609
498,000	Pacific Century Premium Developments Ltd.	93,255
323,240	Paliburg Holdings Ltd.	123,547
697,000	PCCW Ltd.	328,982
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
199,000	Pearl Oriental Innovation Ltd.(b)	30,884
1,168,000	PetroAsian Energy Holdings Ltd.(b)	74,155
176,000	Phoenix Satellite Television Holdings Ltd.	63,884
170,000	Pico Far East Holdings Ltd.	34,451
580,000	PME Group Ltd.(b)	50,586
1,094,977	PNG Resources Holdings Ltd.(b)	39,324
719,000	Poly Hong Kong Investments Ltd.	671,355
1,200,000	Polytec Asset Holdings Ltd.	203,164
48,000	Ports Design Ltd.	132,057
421,000	Pou Sheng International Holdings Ltd.(b)	67,497
560,000	Prosperity International Holdings HK Ltd.	34,476
104,000	Public Financial Holdings Ltd.	73,365
1,704,000	PYI Corp. Ltd.(b)	90,700
194,667	Qin Jia Yuan Media Services Co. Ltd.	36,953
426,200	Regal Hotels International Holdings Ltd.	172,740
1,800,000	REXLot Holdings Ltd.	193,929
96,000	Rising Development Holdings(b)	20,563
56,000	Road King Infrastructure Ltd.	51,284
78,000	Royale Furniture Holdings Ltd.	40,818
176,000	SA SA International Holdings Ltd.	96,164
312,000	Samson Holding Ltd.	68,029
98,000	SEA Holdings Ltd.	63,476

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
228,000	Sewco International Holdings Ltd(b)	$29,243
208,516	Shanghai Industrial Holdings Ltd.	838,434
3,660,000	Shanghai Zendai Property Ltd.	136,135
329,333	Shangri-La Asia Ltd.	859,591
30,000	Sheng Yuan Holdings Ltd.(b)	2,886
75,000	Shenyin Wanguo Hk Ltd.	33,668
156,000	Shenzhen High-Tech Holdings Ltd.(b)	11,205
3,145,000	Shenzhen International Holdings Ltd.	278,331
984,000	Shenzhen Investment Ltd.	348,334
437,129	Shimao Property Holdings Ltd.	663,825
228,000	Shougang Concord Century Holdings Ltd.	23,980
405,000	Shougang Concord Grand Group(b)	25,453
1,530,000	Shougang Concord International Enterprises Co. Ltd.(b)	225,674
214,000	Shougang Concord Technology Holdings(b)	11,254
152,000	Shui On Construction & Materials Ltd.	209,772
610,000	Shun Tak Holdings Ltd.	379,458
642,000	Silver Grant International Ltd.	216,562
282,000	Sim Technology Group Ltd.	55,701
268,000	Sing Tao News Corp. Ltd.	86,278
646,000	Singamas Container Holdings Ltd.(b)	222,054
272,000	Sino Biopharmaceutical	87,217
360,000	Sino Gas Group Ltd.(b)	13,852
785,000	Sino Oil And Gas Holdings Ltd.(b)	41,784
710,000	Sino Prosper State Gold Resources Holdings Ltd.(b)	35,971
1,470,000	Sino Union Energy Investment Ltd.(b)	120,667
756,000	Sinofert Holdings Ltd.(b)	419,857
100,800	Sino-Forest Corp.(b)	2,192,464
2,330,000	Sino-I Technology Ltd.(b)	15,540
844,250	Sinolink Worldwide Holdings Ltd.	123,443
73,000	SinoMedia Holding Ltd.	25,186
118,000	Sinopec Kantons Holdings Ltd.	73,403
790,000	Sino-Tech International Holdings Ltd.(b)	27,865
901,000	Sinotrans Shipping Ltd.	329,353
38,000	SIS International Holdings	15,012
158,000	Skyfame Realty Holdings Ltd.(b)(c)(d)	0
495,291	Skyworth Digital Holdings Ltd.	308,737
52,000	SmarTone Telecommunications Holding Ltd.	143,728
124,000	Solargiga Energy Holdings Ltd.(b)	28,787
482,000	Solomon Systech International Ltd.	29,983

Shares		Value

HONG KONG (continued)
696,000	South China China Ltd.	$49,098
216,000	Sparkle Roll Group Ltd.	39,063
998,000	SRE Group Ltd.	99,843
65,500	Stella International Holdings Ltd.	142,314
204,000	Success Universe Group Ltd.(b)	17,007
16,000	Sun Hing Vision Group Holdings Ltd.	7,059
349,054	Sun Hung Kai & Co. Ltd.	259,664
310,000	Sun Innovation Holdings Ltd.(b)	10,338
1,132,000	Superb Summit International Timber Co. Ltd.(b)	56,624
982,500	Sustainable Forest Holdings Ltd.(b)	49,776
566,000	SW Kingsway Capital Holdings Ltd.	21,053
128,000	Symphony Holdings Ltd. Hong Kong	6,977
245,000	TAI Cheung Holdings Ltd.	196,713
119,159	Tai Fook Securities Group Ltd.	84,670
174,000	Tak Sing Alliance Holdings Ltd.	22,540
12,000	Tan Chong International Ltd.	3,140
282,000	TCC International Holdings Ltd.	107,785
65,000	TCL Communication Technology Holdings Ltd.	71,614
274,000	TCL Multimedia Technology Holdings Ltd.	108,241
283,000	Techtronic Industries Co.	352,087
49,000	Television Broadcasts Ltd.	263,331
108,000	Texhong Textile Group Ltd.	100,843
132,000	Texwinca Holdings Ltd.	143,400
200,000	Theme International Holdings Ltd.(b)	15,391
185,800	Tian An China Investment Co. Ltd.	128,448
106,000	Tianjin Development Holdings Ltd.(b)	90,003
100,000	Tianjin Port Development Holdings Ltd.	25,780
2,380,000	Titan Petrochemicals Group Ltd.(b)	177,050
780,000	Tomorrow International Holdings Ltd.(b)	40,017
264,252	Tomson Group Ltd.	110,830
1,740,000	Tongda Group Holdings Ltd.	106,007
118,000	Top Form International Ltd.	10,594
276,000	Town Health International Investments Ltd.(b)	49,206
74,000	Towngas China Co. Ltd.	37,870
330,000	TPV Technology Ltd.	207,820
79,200	Transport International Holdings Ltd.	254,971
385,000	Truly International Holdings	101,723
138,000	TSC Offshore Group Ltd.(b)	33,984
20,000	Tse Sui Luen Jewellery International Ltd.	14,493

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
194,000	Tysan Holdings Ltd.	$37,324
388,000	United Energy Group Ltd.(b)	71,662
102,000	United Laboratories International Holdings Ltd. (The)	163,532
112,000	Value Convergence Holdings Ltd.(b)	25,857
134,000	Value Partners Group Ltd.	129,589
96,000	Vantage International Holdings Ltd.(b)	13,298
116,000	Varitronix International Ltd.	58,471
348,000	Vedan International Holdings Ltd.	32,583
440,000	Veeko International Holdings Ltd.	22,856
488,402	Victory City International Holdings Ltd.	102,107
28,000	Vinda International Holdings Ltd.	26,288
136,000	Vitasoy International Holdings Ltd.	120,011
282,000	VODone Ltd.	92,955
246,000	VST Holdings Ltd.(b)	89,608
26,000	VTech Holdings Ltd.	288,957
312,000	Wah Nam International Holdings Ltd.(b)	50,021
58,000	Wai Kee Holdings Ltd.	12,498
644,714	Wai Yuen Tong Medicine Holdings Ltd.(b)	13,396
100,000	Wang ON Group Ltd.	2,103
196,000	Wasion Group Holdings Ltd.	102,819
110,000	Water Oasis Group Ltd.	16,930
876,000	Welling Holding Ltd.	46,628
240,000	Win Hanverky Holdings Ltd.	36,015
29,000	Wing Hang Bank Ltd.	390,180
73,000	Wing On Co. International Ltd.	152,242
230,000	Wing Tai Properties Ltd.	94,695
254,000	Winteam Pharmaceutical Group Ltd.(b)	47,238
314,000	Xinyi Glass Holdings Co. Ltd.	260,168
280,000	Xiwang Sugar Holdings Co. Ltd.	79,367
73,000	XTEP International Holdings	47,377
230,000	Yeebo International Holdings	41,890
15,000	YGM Trading Ltd.	33,668
110,000	Yip’s Chemical Holdings Ltd.	132,057
2,468,200	Yuexiu Property Co. Ltd.(b)	601,487
906,000	Yugang International Ltd.	9,529
140,000	ZZNode Technologies Co. Ltd.(b)	15,263

		62,309,041

HUNGARY — 0.0%
2,195	Egis Plc	236,788
344	EMASZ Rt	36,609
28,924	FHB Mortgage Bank Plc(b)	143,675
4,154	Fotex Holding SE Co. Ltd.(b)	8,045

Shares		Value

HUNGARY (continued)
37,340	Magyar Telekom Telecommunications Plc	$101,358
5,470	Richter Gedeon Nyrt	1,165,071

		1,691,546

INDIA — 0.7%
7,776	3I Infotech Ltd.(b)	8,376
215	3M India Ltd.(b)	16,364
2,000	ABB Ltd. India	31,904
7,510	ABG Shipyard Ltd.(b)	57,041
25,816	ACC Ltd.	557,622
13,455	Adhunik Metaliks Ltd.(b)	26,245
23,661	Aditya Birla Nuvo Ltd.	386,662
6,786	AIA Engineering Ltd.(b)	57,838
2,788	AKZO Nobel India Ltd.	43,778
20,592	Alembic Ltd.	30,724
57,431	Allahabad Bank	253,254
810	Allcargo Global Logistics Ltd.	2,372
154,877	Alok Industries Ltd.	87,879
1,438	Alstom Projects India Ltd.	18,187
290,951	Ambuja Cements Ltd.	799,466
25,831	Amtek Auto Ltd.	68,052
26,564	Anant Raj Industries Ltd.	58,382
65,924	Andhra Bank	200,529
14,931	Ansal Properties & Infrastructure Ltd.(b)	13,643
1,957	Apar Industries Ltd.(b)	9,124
20,456	Apollo Hospitals Enterprise Ltd.	219,085
43,566	Apollo Tyres Ltd.	48,586
61,072	Arvind Ltd.(b)	85,469
143,696	Ashok Leyland Ltd.(b)	184,511
2,238	Asian Paints Ltd.	125,647
11,229	Aurobindo Pharma Ltd.(b)	290,264
7,450	Bajaj Auto Finance Ltd.	95,328
3,492	Bajaj Auto Ltd.	94,769
3,701	Bajaj Electricals Ltd.	17,542
11,363	Bajaj Finserv Ltd.	101,416
27,426	Bajaj Hindusthan Ltd.	49,016
21,621	Bajaj Holdings and Investment Ltd.	342,588
9,875	Balkrishna Industries Ltd.	26,123
97,217	Ballarpur Industries Ltd.	66,703
2,239	Balmer Lawrie & Co. Ltd.	26,031
33,302	Balrampur Chini Mills Ltd.(b)	51,212
24,364	Bank of India	233,026
83,282	Bank of Maharashtra	107,300
4,339	BASF India Ltd.	54,112
4,328	BEML Ltd.(b)	82,026
8,601	Berger Paints India Ltd.	16,290
5,553	BGR Energy Systems Ltd.(b)	66,555
3,974	Bharat Electronics Ltd.(b)	151,602
32,980	Bharat Forge Ltd.(b)	246,075
4,479	Bharat Petroleum Corp. Ltd.	59,805
25,775	Bhushan Steel Ltd.	222,801
25,428	Binani Cement Ltd.	50,623
14,324	Biocon Ltd.	109,045

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

INDIA (continued)
11,513	Birla Corp. Ltd.	$80,599
620	Blue Dart Express Ltd.	13,925
4,247	Blue Star Ltd.	30,911
3,587	Bombay Dyeing & Manufacturing Co. Ltd.	30,256
23,795	Bombay Rayon Fashions Ltd.(b)	121,981
1,485	Bosch Ltd.	194,766
7,389	Brigade Enterprises Ltd.	14,984
6,540	Britannia Industries Ltd.	53,890
459	Cadila Healthcare Ltd.	8,266
52,503	Canara Bank	689,481
2,650	Carborundum Universal Ltd.	13,876
57,828	Central Bank of India	216,839
29,868	Century Plyboards India Ltd.(b)	37,929
9,156	Century Textile & Industries Ltd.	65,644
10,945	CESC Ltd.	73,416
38,402	Chambal Fertilizers & Chemicals Ltd.	60,100
8,488	Chennai Petroleum Corp Ltd.(b)	39,408
12,352	Cholamandalam Investment and Finance Co. Ltd.	47,057
21,789	City Union Bank Ltd.	19,933
1,594	Clariant Chemicals India Ltd.	24,210
556	CMC Ltd.	23,832
4,626	Colgate Palmolive India Ltd.	83,033
12,000	Consolidated Construction Consortium Ltd.	14,062
9,718	Container Corp. of India	255,174
6,202	Core Projects & Technologies Ltd.	37,434
11,936	Coromandel International Ltd.	60,473
12,691	Corp Bank	159,045
177	CRISIL Ltd.	22,690
19,689	Crompton Greaves Ltd.	119,459
9,629	Cummins India Ltd.	153,663
68,854	Dabur India Ltd.	140,528
2,774	Dalmia Bharat Enterprises Ltd(b)	12,353
2,774	Dalmia Cement Bharat Ltd.(b)	1,770
16,723	Deccan Chronicle Holdings Ltd.	33,584
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	43,207
24,459	Development Credit Bank Ltd.(b)	25,386
15,797	Dewan Housing Finance Corp Ltd.(b)	89,170
7,955	Dhanlaxmi Bank Ltd.	16,461
43,860	Dish TV India Ltd.(b)	56,461
4,955	Dishman Pharmaceuticals & Chemicals Ltd.	14,489
5,675	Divi’s Laboratories Ltd.	78,475
2,545	Dredging Corp of India Ltd.	21,484
102,080	Edelweiss Capital Ltd.	90,384
4,564	Eicher Motors Ltd.	101,688

Shares		Value

INDIA (continued)
22,258	EID Parry India Ltd.	$107,678
9,200	EIH Ltd.	21,051
21,675	Electrosteel Castings Ltd.	16,524
15,256	Era Infra Engineering Ltd.	68,388
24,725	Escorts Ltd.	70,793
1,094	Ess Dee Aluminium Ltd.(b)	9,797
77,593	Essar Oil Ltd.(b)	205,856
93,029	Essar Shipping Ports & Logistics Ltd.(b)	200,202
37,802	Essel Propack Ltd.	39,893
14,806	Everest Kanto Cylinder Ltd.	25,494
1,525	Everonn Education Ltd.	19,605
36,761	Exide Industries Ltd.	102,812
4,776	FDC Ltd. India	10,481
60,849	Federal Bank Ltd.(b)	482,710
6,289	Federal-Mogul Goetze India Ltd(b)	21,514
5,430	Financial Technologies India Ltd.(b)	83,898
7,876	Finolex Cables Ltd.	8,183
15,505	Finolex Industries Ltd.(b)	29,163
22,790	Fortis Healthcare Ltd.(b)	64,359
3,255	Fresenius Kabi Oncology Ltd(b)	7,118
935	Future Capital Holdings Ltd.(b)	3,190
37,040	Gammon India Ltd.	116,300
17,326	Gammon Infrastructure Projects Ltd.(b)	7,189
2,629	Ganesh Housing Corp. Ltd.	9,008
23,347	Gateway Distriparks Ltd.	54,058
25,011	Geodesic Ltd.	43,610
51,219	Geojit BNP Paribas Financial Services Ltd.	28,951
1,019	Gillette India Ltd.	37,441
17,337	Gitanjali Gems Ltd.(b)	75,696
2,784	GlaxoSmithKline Consumer Healthcare Ltd.	120,947
4,617	GlaxoSmithKline Pharmaceuticals Ltd.	229,759
14,696	Glenmark Pharmaceuticals Ltd.(b)	98,320
94,634	GMR Infrastructure Ltd.(b)	81,215
16,473	Godrej Consumer Products Ltd.	133,029
23,771	Godrej Industries Ltd.	89,782
3,081	Gokul Refoils & Solvent Ltd.	6,392
10,296	Graphite India Ltd.	21,058
26,421	Great Eastern Shipping Co. Ltd. (The)	176,562
9,793	Great Offshore Ltd.	63,897
17,225	Greaves Cotton Ltd.	35,155
2,596	Grindwell Norton Ltd.	12,423
3,202	Gruh Finance Ltd.	26,214
50,890	GTL Infrastructure Ltd.(b)	44,671
9,145	GTL Ltd.	82,257
15,133	Gujarat Alkalies & Chemicals(b)	40,527
8,892	Gujarat Flourochemicals Ltd.	50,106
2,605	Gujarat Gas Co. Ltd.	19,868

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

INDIA (continued)
8,119	Gujarat Industries Power Co. Ltd.(b)	$15,969
16,814	Gujarat Mineral Development Corp. Ltd.(b)	44,480
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	65,144
6,298	Gujarat State Fertilisers & Chemicals(b)	46,532
27,806	Gujarat State Petronet Ltd.(b)	61,838
22,326	Gulf Oil Corp Ltd.(b)	41,919
109,830	GVK Power & Infrastructure Ltd.(b)	78,706
2,793	HBL Power Systems Ltd.(b)	1,344
34,141	HCL Infosystems Ltd.	80,909
2,755	HEG Ltd.(b)	12,140
36,887	Heidelbergcement India Ltd(b)	28,643
48,182	Hexaware Technologies Ltd.	118,277
4,530	Himadri Chemicals & Industries(b)	3,774
2,359	Hinduja Ventures Ltd.	16,121
72,882	Hindustan Construction Co.	58,182
7,610	Hindustan Oil Exploration Co. Ltd.	30,483
9,353	Hindustan Petroleum Corp. Ltd.(b)	73,158
628	Honeywell Automation India Ltd.	32,567
50,459	Hotel Leela Venture Ltd.	44,293
26,485	Housing Development & Infrastructure Ltd.(b)	75,659
16,049	HT Media Ltd.	52,349
3,456	HTMT Global Solutions Ltd.(b)	26,298
18,666	IBN18 Broadcast Ltd.(b)	38,645
11,934	ICSA India Ltd.	31,219
94,790	IDBI Bank Ltd.	292,670
222,476	Idea Cellular Ltd.(b)	338,245
100,811	IFCI Ltd.(b)	116,599
63,064	India Cements Ltd.	135,991
34,265	India Infoline Ltd.(b)	56,760
52,967	Indiabulls Financial Services Ltd.	180,787
119,676	Indiabulls Real Estate Ltd.(b)	313,462
49,720	Indian Bank	227,915
88,392	Indian Hotels Co. Ltd.	173,087
67,304	Indian Overseas Bank	190,726
4,058	Indraprastha Gas Ltd.(b)	27,450
45,438	Indusind Bank Ltd.	221,598
1,734	Info Edge India Ltd.(b)	20,590
17,984	Infotech Enterprises Ltd.	65,183
173,718	Infrastructure Development Finance Co. Ltd.	557,177
40,792	ING Vysya Bank Ltd.	268,866
2,764	Ipca Laboratories Ltd.	18,299
21,385	IRB Infrastructure Developers Ltd.(b)	93,603
53,041	Ispat Industries Ltd.(b)	28,363

Shares		Value

INDIA (continued)
12,698	IVRCL Assets & Holdings Ltd.(b)	$15,503
72,522	IVRCL Infrastructures & Projects Ltd.(b)	126,609
17,545	Jagran Prakashan Ltd.(b)	46,719
34,430	Jain Irrigation Systems Ltd.	143,427
101,150	Jaiprakash Associates Ltd.	183,198
32,008	Jaiprakash Power Ventures Ltd(b)	31,443
11,545	Jammu & Kashmir Bank Ltd.(b)	185,032
13,920	JBF Industries Ltd.(b)	51,393
9,049	Jet Airways India Ltd.(b)	109,215
6,226	Jindal Poly Films Ltd.	57,188
42,445	Jindal Saw Ltd.	193,781
1,113	Jindal South West Holdings Ltd.(b)	24,755
4,000	JK Cement Ltd.	10,900
18,598	JK Lakshmi Cement Ltd.	19,141
129,371	JM Financial Ltd.	72,843
12,109	JSL Stainless Ltd.(b)	24,292
52,651	JSW Energy Ltd.	92,893
986	Jubilant Industries Ltd.(b)(c)(d)	1,396
19,737	Jubilant Organosys Ltd.(b)	96,321
6,393	Jyoti Structures Ltd.(b)	15,380
13,670	Kalpataru Power Transmission Ltd.(b)	41,745
20,887	Karnataka Bank Ltd.	60,896
4,407	Karur Vysya Bank Ltd.	48,706
73,832	Karuturi Global Ltd.	30,556
19,645	KEC International Ltd.	37,934
11,439	Kesoram Industries Ltd.	52,710
12,238	KPIT Cummins Infosystems Ltd.	43,517
78,334	KS Oils Ltd.	66,203
1,658	KSB Pumps Ltd.	16,755
13,640	KSK Energy Ventures Ltd.(b)	33,498
1,091	Lakshmi Machine Works Ltd.	51,307
4,500	Lakshmi Vilas Bank Ltd(b)	9,949
83,820	Lanco Infratech Ltd.(b)	90,922
109,325	LIC Housing Finance	428,275
15,690	Lupin Ltd.(b)	144,187
7,411	Madhucon Projects Ltd.	14,270
17,000	Madras Cements Ltd.	34,826
49,480	Mahanagar Telephone Nigam(b)	51,840
11,875	Maharashtra Seamless Ltd.	89,185
8,428	Mahindra & Mahindra Financial Services	127,834
3,382	Mahindra Lifespace Developers Ltd.	23,680
5,288	Manaksia Ltd.(b)	8,541
81,619	Mangalore Refinery & Petrochemicals Ltd.(b)	119,824
25,011	Marico Ltd.	68,452
7,276	Mastek Ltd.	26,166
31,053	MAX India Ltd.(b)	98,313
14,005	McLeod Russel India Ltd.	61,270
46,895	Mercator Lines Ltd.(b)	45,761

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

INDIA (continued)
1,025	Merck Ltd.	$14,638
1,694	MindTree Ltd.	17,803
11,511	Monnet Ispat & Energy Ltd.	148,645
33,137	Moser Baer India Ltd.	36,955
22,430	Motherson Sumi Systems Ltd.	87,868
9,758	Mphasis Ltd.	143,394
334	MRF Ltd.	44,081
48,344	Nagarjuna Construction Co.(b)	118,675
82,330	Nagarjuna Fertilizers & Chemicals	50,302
4,112	Nava Bharat Ventures Ltd.(b)	26,113
40,002	NIIT Ltd.	47,269
16,197	NIIT Technologies Ltd.	70,119
18,668	Nirma Ltd.(b)	102,997
52,479	Noida Toll Bridge Co. Ltd.	30,463
38,070	OMAXE Ltd.(b)	109,915
16,334	Opto Circuits India Ltd.(b)	86,989
4,497	Oracle Financial Sevices Software Ltd.(b)	224,199
25,686	Orbit Corp. Ltd.	33,597
20,009	Orchid Chemicals & Pharmaceuticals Ltd.	128,134
8,317	Orient Paper & Industries Ltd.	8,859
22,955	Oriental Bank of Commerce	165,150
8,300	Panacea Biotec Ltd.(b)	35,335
45,614	Parsvnath Developers Ltd.(b)	46,647
4,380	Patel Engineering Ltd.(b)	22,086
22,978	Patni Computer Systems Ltd.	234,360
30,040	Peninsula Land Ltd.(b)	39,292
104,278	Petronet LNG Ltd.	293,119
644	Pfizer Ltd.	16,881
17,000	Pidilite Industries Ltd.	50,063
33,731	Piramal Healthcare Ltd.	323,130
4,839	Plethico Pharmaceuticals Ltd.	38,403
13,994	Polaris Software Lab Ltd.	50,995
23,812	Praj Industries Ltd.(b)	38,744
3,627	Prakash Industries Ltd.(b)	7,363
40,716	Prism Cement Ltd.	42,170
1,564	Procter & Gamble Hygiene & Health Care Ltd.	56,881
87,847	PTC India Ltd.	194,886
42,630	Punj Lloyd Ltd.(b)	87,656
24,971	Rajesh Exports Ltd.(b)	72,939
1,592	Rallis India Ltd.	44,360
19,421	Ranbaxy Laboratories Ltd.(b)	230,484
16,640	Raymond Ltd.(b)	115,059
44,195	Redington India Ltd.	69,888
38,327	REI Agro Ltd.(b)	22,540
33,549	Reliance Capital Ltd.(b)	382,697
8,378	Reliance Mediaworks Ltd.(b)	30,101
17,905	Reliance Power Ltd.(b)	52,689
35,475	Rolta India Ltd.	103,852
41,357	Ruchi Soya Industries Ltd.	96,839
40,441	S Kumars Nationwide Ltd.(b)	57,874
920	Sadbhav Engineering Ltd.(b)	2,028
2,989	Sanwaria Agro Oils Ltd.	8,148

Shares		Value

INDIA (continued)
70,749	Satyam Computer Services Ltd.(b)	$92,693
90,122	Shipping Corp. of India Ltd.(b)	224,274
4,731	Shiv-Vani Oil & Gas Exploration Services Ltd.	29,513
1,105	Shree Cement Ltd.(b)	40,087
1,777	Shree Precoated Steels Ltd.	6,623
36,392	Shree Renuka Sugars Ltd.	65,119
13,423	Shriram Transport Finance Co. Ltd.	200,789
8,559	Siemens India Ltd.	159,202
3,876	SKF India Ltd.	44,281
15,419	Sobha Developers Ltd.	87,725
426,240	South Indian Bank Ltd.	185,685
9,422	Spice Mobility Ltd.	21,672
3,105	SPML Infra Ltd.	13,182
9,842	SRF Ltd.	70,573
3,175	State Bank of Bikaner & Jaip.	37,618
18,451	Sterling Biotech Ltd.	40,611
22,348	Sterlite Technologies Ltd.	26,213
9,652	Strides Arcolab Ltd.	87,059
8,719	Sun TV Network Ltd.(b)	92,717
3,378	Sundaram Finance Ltd.	37,209
6,405	Supreme Industries Ltd.	20,871
38,891	Syndicate Bank	90,302
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	21,240
39,539	Tata Chemicals Ltd.	302,162
29,456	Tata Communications Ltd.(b)	149,526
4,726	Tata Investment Corp. Ltd.	54,636
153,741	Tata Tea Ltd.(b)	333,033
54,156	Tata Teleservices Maharashtra Ltd.(b)	20,289
304	TCI Developers(c)(d)	1,391
10,059	Tech Mahindra Ltd.	142,625
5,066	Thermax Ltd.	74,302
13,238	Time Technoplast Ltd.(b)	13,841
10,567	Timken India Ltd.(b)	41,960
1,865	Titan Industries Ltd.	146,287
3,113	Torrent Pharmaceuticals Ltd.	39,592
18,322	Torrent Power Ltd.	89,854
6,081	Transport Corp. of India Ltd.	14,398
1,986	Trent Ltd.	36,575
29,890	Triveni Engineering & Industries Ltd.	59,930
14,557	Tube Investments of India	45,849
9,117	Tulip Telecom Ltd.(b)	32,002
12,180	TVS Motor Co. Ltd.	14,446
31,613	UCO Bank	74,126
10,645	Uflex Ltd.	35,997
13,600	Unichem Laboratories Ltd.	58,772
31,625	Union Bank of India	227,389
156,354	Unitech Ltd.(b)	163,642
2,018	United Breweries Holdings Ltd.	11,417
9,514	United Breweries Ltd.	98,228
38,099	United Phosphorus Ltd.(b)	112,944

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

INDIA (continued)
13,483	United Spirits Ltd.	$364,696
8,335	Unity Infraprojects Ltd.	14,896
41,119	Usha Martin Ltd.	48,410
6,257	UTV Software Communications Ltd(b)	65,023
5,603	Vardhman Textiles Ltd.	34,367
47,703	Videocon Industries Ltd.	214,877
30,158	Vijaya Bank	59,547
12,397	Voltas Ltd.	51,845
1,793	WABCO-TVS India Ltd.	36,672
8,574	Walchandnagar Industries(b)	24,615
7,964	Welspun India Ltd.	8,049
26,232	Welspun-Gujarat Stahl Ltd.	86,564
15,809	Wockhardt Ltd.(b)	127,908
283	Wyeth Ltd.	4,840
25,054	Yes Bank Ltd.	143,579
113,810	Zee Entertainment Enterprises Ltd.	285,455
14,226	Zee Learn Ltd.(b)	7,018
11,306	Zensar Technologies Ltd.	39,513
3,891	Zuari Industries Ltd.	50,542
3,000	Zylog Systems Ltd.(b)	25,236

		30,928,280

INDONESIA — 0.2%
462,500	Adhi Karya Tbk PT	40,382
525,500	AKR Corporindo Tbk PT	83,634
1,470,000	Aneka Tambang Tbk PT	353,365
77,000	Asahimas Flat Glass Tbk PT	38,934
46,500	Astra Agro Lestari Tbk PT	111,522
25,369,000	Bakrie & Brothers Tbk PT(b)	179,445
4,222,000	Bakrie Sumatera Plantations Tbk PT	158,652
7,705,000	Bakrie Telecom PT(b)	187,345
14,309,000	Bakrieland Development Tbk PT	205,589
1,019,000	Bank Bukopin Tbk PT	67,573
444,039	Bank Danamon Indonesia Tbk PT	292,002
729,515	Bank Negara Indonesia Persero Tbk PT	260,023
3,630,250	Bank Pan Indonesia Tbk PT(b)	433,319
5,000	Bank Tabungan Pensiunan Nasional Tbk PT(b)	7,073
825,000	Barito Pacific Tbk PT(b)	92,092
96,500	Bayan Resources Tbk PT(b)	194,642
1,664,832	Berlian Laju Tanker Tbk PT(b)	65,320
4,004,000	Bhakti Investama Tbk PT(b)	74,787
226,000	Bisi International PT(b)	34,469
5,218,500	Bumi Resources Tbk PT	1,571,664
561,600	Bumi Serpong Damai PT	44,690
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	29,042
1,417,500	Charoen Pokphand Indonesia Tbk PT	233,430
4,040,500	Ciputra Development Tbk PT(b)	136,202

Shares		Value

INDONESIA (continued)
221,500	Ciputra Surya Tbk PT(b)	$13,709
516,500	Clipan Finance Indonesia Tbk PT	31,396
6,216,500	Darma Henwa Tbk PT(b)	41,911
430,000	Delta Dunia Makmur Tbk PT(b)	60,831
1,202,500	Elnusa PT	39,871
8,034,500	Energi Mega Persada Tbk PT(b)	95,015
947,000	Gajah Tunggal Tbk PT	238,111
656,000	Global Mediacom Tbk PT	52,202
646,500	Gozco Plantations Tbk PT	28,938
72,500	Hexindo Adiperkasa Tbk PT	54,888
1,339,000	Holcim Indonesia Tbk PT(b)	291,537
995,000	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	173,751
470,000	Indika Energy Tbk PT	211,677
28,500	Indo Tambangraya Megah PT	145,839
2,074	Indofood CBP Sukses Makmur Tbk PT(b)	1,049
1,221,000	Indofood Sukses Makmur Tbk PT	634,251
159,000	Indosat Tbk PT	85,668
82,000	International Nickel Indonesia Tbk PT	41,689
2,608,500	Intiland Development Tbk PT(b)	93,696
226,000	Japfa Comfeed Indonesia Tbk PT	75,558
365,000	Jasa Marga Tbk PT	121,021
2,159,500	Kalbe Farma Tbk PT	674,247
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	95,489
5,233,750	Lippo Karawaci Tbk PT	329,712
1,284,300	Matahari Putra Prima Tbk PT	238,464
37,000	Mayora Indah Tbk PT	41,302
679,500	Medco Energi Internasional Tbk PT	242,196
1,138,000	Media Nusantara Citra Tbk PT	111,939
164,000	Mitra Adiperkasa Tbk PT	38,970
1,688,500	Mitra International Resources Tbk PT(b)	44,788
260,000	Pabrik Kertas Tjiwi Kimia Tbk PT	82,615
195,500	Pakuwon Jati Tbk PT(b)	18,798
4,379,000	Panin Life Tbk PT(b)	90,019
168,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	219,098
1,254,500	Ramayana Lestari Sentosa Tbk PT	99,828
171,500	Sampoerna Agro Tbk PT	54,020
5,073,500	Sentul City Tbk PT(b)	55,512
117,500	Sinar Mas Agro Resources & Technology Tbk PT	63,633
896,000	Summarecon Agung Tbk PT	86,154
45,000	Surya Citra Media Tbk PT	17,158
77,000	Tambang Batubara Bukit Asam Tbk PT	168,076

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

INDONESIA (continued)
484,500	Timah Tbk PT	$147,256
410,000	Trada Maritime Tbk PT	27,188
4,875,000	Truba Alam Manunggal Engineering PT(b)	33,405
1,152,000	Tunas Baru Lampung Tbk PT	53,475
486,000	Tunas Ridean Tbk PT	32,228

		10,493,374

IRELAND — 0.2%
109,408	AER Lingus(b)	154,290
1,836,329	Bank of Ireland	764,320
151,342	Beazley Plc	288,245
153,094	C&C Group Plc	716,023
66,260	Charter International Plc	857,066
37,493	DCC Plc(b)	1,108,805
34,378	Elan Corp. Plc(b)	233,931
16,687	FBD Holdings Plc	150,790
52,546	Glanbia Plc(b)	284,104
43,112	Grafton Group Plc	201,872
138,125	Greencore Group Plc	208,025
15,324	IFG Group Plc	24,548
45,315	Independent News & Media Plc(b)	37,226
6,355	Irish Continental Group Plc	152,267
85,664	Irish Life & Permanent Group Holdings Plc(b)	100,515
69,382	James Hardie Industries SE(b)	431,451
230,508	Kenmare Resources Plc(b)	126,240
32,666	Kerry Group Plc - Class A(b)	1,058,633
6,121	Kingspan Group Plc(b)(e)	54,893
77,709	Kingspan Group Plc(b)(e)	696,889
10,515	Paddy Power Plc(b)	414,623
79,143	Smurfit Kappa Group Plc(b)	945,971
41,918	United Business Media Ltd.	471,702
145,850	United Drug Plc	431,332

		9,913,761

ISRAEL — 2.5%
1,524	Africa Israel Residences Ltd.	24,759
6,797	Alon Holdings Blue Square Ltd.	60,298
1,979	AL-ROV Israel Ltd.(b)	67,056
4,802	Alvarion Ltd.(b)	10,058
5,387	AudioCodes Ltd.(b)	37,102
74,597	Bank Hapoalim BM(b)	338,424
3,826	Biocell Ltd.(b)	50,907
10,028	Cellcom Israel Ltd.	302,752
2,378,000	Check Point Software Technologies(b)	105,939,900
5,320	Clal Biotechnology Industries Ltd.(b)	33,371
26,704	Clal Industries & Investments	208,320
7,926	Clal Insurance Enterprise Holdings	209,380
6,078	Compugen Ltd.(b)	31,768
13,567	Delek Automotive Systems Ltd.	182,161
9,982	Direct Insurance Financial Investments Ltd.	26,232

Shares		Value

ISRAEL (continued)
2,740	DS Apex Holdings Ltd.	$17,409
65,065	El Al Israel Airlines(b)	25,239
1,828	Elbit Imaging Ltd.(b)	21,928
5,463	Elbit Systems Ltd.	276,850
686	Electra (Israel) Ltd.	77,388
1	Electra Real Estate Ltd.(b)	5
1,700	Elron Electronic Industries Ltd.(b)	8,675
1,606	Equital Ltd.(b)	13,026
4,047	EZchip Semiconductor Ltd.(b)	120,655
17,325	First International Bank of Israel Ltd. - Class 5	242,336
2,752	Formula Systems 1985 Ltd.	50,481
14,655	Frutarom Industries Ltd.	144,822
1,773	Fundtech Ltd.(b)	30,592
12,746	Gilat Satellite Networks Ltd.(b)	65,452
1,269	Given Imaging Ltd.(b)	21,626
4,970	Golf & Co. Ltd.	28,348
15,151	Granite Hacarmel Investments Ltd.	33,530
895	Hadera Paper Ltd.(b)	65,405
3,903	Harel Insurance Investments & Finances Ltd.	221,045
9,063	Hot Telecommunication System(b)	147,656
322,474	Israel Discount Bank Ltd. - Class A(b)	641,862
2,831	Ituran Location & Control Ltd.	44,360
5,171	Kamada Ltd.(b)	45,065
1,961	Maabarot Products Ltd.	30,723
60,163	Makhteshim-Agan Industries Ltd.(b)	291,591
8,120	Matrix IT Ltd.	46,228
6,277	Mellanox Technologies Ltd.(b)	164,211
11,317	Menorah Mivtachim Holdings Ltd.(b)	144,812
76,254	Migdal Insurance & Financial Holding Ltd.	138,726
1,673	Mivtach Shamir Holdings Ltd.(b)(c)(d)	50,915
68,391	Mizrahi Tefahot Bank Ltd.	650,772
13,893	Naphtha Israel Petroleum Corp. Ltd.(b)	50,709
736	Neto ME Holdings Ltd.	40,969
4,243	NetVision Ltd.	53,916
26,957	Nice Systems Ltd.(b)	877,070
50,000	Nice Systems Ltd. - ADR(b)	1,636,000
428,288	Oil Refineries Ltd.	296,705
18,230	Ormat Industries Ltd.	146,931
6,842	Osem Investments Ltd.	106,897
16,980	Partner Communications Co.	325,434
921	Paz Oil Co. Ltd.	159,882
19,899	Phoenix Holdings Ltd. (The)(b)	68,122
864	Plasson Industries Ltd.	21,187
4,629	RADVision Ltd.(b)	46,605

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

ISRAEL (continued)
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	$21,798
7,504	Reit 1 Ltd.	15,110
3,913	Retalix Ltd.(b)	55,925
6,910	Scailex Corp. Ltd.	141,767
51,102	Shikun & Binui Ltd.	136,593
17,849	Shufersal Ltd.	101,999
367	Space Communication Ltd.(b)	7,092
6,642	Strauss Group Ltd.	94,892
2,611	Suny Electronics Inc., Ltd.(b)	31,003
28,183	Tower Semiconductor Ltd.(b)	38,137
9,745	Union Bank of Israel	47,599

		115,906,563

ITALY — 0.7%
170,884	A2A SpA	253,853
12,537	ACEA SpA(b)	142,212
2,802	AcegasAps SpA	14,549
4,018	Actelios SpA	11,855
320,040	Aedes SpA(b)	85,928
3,620	Aeroporto di Venezia Marco Polo SpA - SAVE	35,933
43,668	Alerion Cleanpower SpA	28,698
8,686	Amplifon SpA	43,972
16,154	Ansaldo STS SpA	244,617
23,374	Arnoldo Mondadori Editore SpA	82,406
5,010	Ascopiave SpA	10,721
13,718	Astaldi SpA	87,712
18,427	Autogrill SpA(b)	265,160
12,839	Azimut Holding SpA	134,827
206,716	Banca Carige SpA	489,068
42,664	Banca Finnat Euramerica SpA	28,272
7,705	Banca Generali SpA	104,702
1,427	Banca IFIS SpA	10,257
15,051	Banca Intermobiliare SpA(b)	86,241
1,168,520	Banca Monte Dei Paschi di Siena SpA(b)	1,487,088
111,037	Banca Popolare Dell’emilia Romagna Scrl	1,419,926
40,322	Banca Popolare dell’Etruria e del Lazio(b)	176,524
132,361	Banca Popolare di Milano Scarl	559,070
66,599	Banca Popolare di Sondrio Scarl	585,402
43,056	Banca Profilo SpA(b)	24,081
6,640	Banco di Desio e della Brianza SpA	33,751
340,455	Banco Popolare Scarl	1,210,783
5,308	Basicnet SpA	19,604
22,064	Benetton Group SpA	153,310
689	Bonifica Ferraresi e Imprese Agricole SpA(b)	28,461
5,881	Brembo SpA	64,939
186,475	Brioschi Sviluppo Immobiliare SpA(b)	36,382

Shares		Value

ITALY (continued)
21,570	Bulgari SpA	$225,038
32,206	Buongiorno SpA(b)	52,164
40,466	Buzzi Unicem SpA	509,163
9,301	Caltagirone Editore SpA	22,922
1,786	Carraro SpA(b)	9,592
25,865	Cementir Holding SpA	77,732
139,333	CIR-Compagnie Industriali Riunite SpA(b)	294,164
11,605	Credito Artigiano SpA	21,132
3,376	Credito Bergamasco SpA	96,882
36,875	Credito Emiliano SpA	262,030
4,901	Danieli & Co. SpA	150,510
4,885	Datalogic SpA(b)	40,799
75,184	Davide Campari-Milano SpA	480,207
50,118	DeA Capital SpA(b)	86,391
23,657	De’Longhi SpA	218,794
3,998	DiaSorin SpA	191,312
386	Digital Multimedia Technologies SpA(b)	8,572
22,574	EEMS Italia SpA(b)	45,125
6,211	Elica SpA(b)	13,419
1,152	Engineering Ingegneria Informatica SpA	36,482
26,203	ERG Renew SpA(b)	34,692
26,050	ERG SpA	372,357
8,755	Esprinet SpA	65,269
11,128	Eurotech SpA(b)	29,664
1,011	Fiera Milano SpA(b)	6,049
159,655	Finmeccanica SpA	2,156,407
35,573	Fondiaria-Sai SpA	323,643
251,600	Gemina SpA(b)	198,075
8,168	Geox SpA	41,406
8,297	GranitiFiandre SpA	45,269
9,148	Gruppo Coin SpA(b)	93,562
27,142	Gruppo Editoriale L’Espresso SpA(b)	66,147
70,194	Hera SpA	163,284
22,145	Immobiliare Grande Distribuzione REIT	46,753
68,470	IMMSI SpA	77,106
122,373	Impregilo SpA(b)	373,211
14,341	Indesit Co. SpA	157,276
3,035	Industria Macchine Automatiche SpA	61,499
12,364	Intek SpA(b)	6,941
16,467	Interpump Group SpA(b)	129,638
90,308	Iren SpA	157,029
40,466	Italcementi SpA	326,607
4,292	Italmobiliare SpA	162,424
8,001	Juventus Football Club SpA(b)	9,569
146,748	KME Group SpA(b)	68,815
7,548	Landi Renzo SpA	29,453
17,314	Lottomatica SpA	251,515
292,300	Maire Tecnimont SpA	1,392,705
8,217	Marcolin SpA(b)	48,489
1,779	Mariella Burani SpA(b)(c)(d)	6,144

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

ITALY (continued)
5,000	MARR SpA	$60,106
141,564	Mediaset SpA	919,203
191,236	Mediobanca SpA	1,932,312
45,928	Mediolanum SpA	233,765
119,088	Milano Assicurazioni SpA	197,290
6,445	Nice SpA	29,120
5,000	Panariagroup Industrie Ceramiche SpA(b)	10,611
651,350	Parmalat SpA	2,064,508
46,095	Piaggio & C SpA	145,313
118,763	Piccolo Credito Valtellinese Scarl	589,034
115,291	Pirelli & C SpA	880,807
380,849	Prelios SpA(b)	278,970
102,013	Premafin Finanziaria SpA(b)	102,519
38,115	Prysmian SpA	769,209
21,864	Recordati SpA	198,320
145,208	Reno de Medici SpA(b)	45,329
299	Reply SpA	8,155
878	Sabaf SpA	28,851
655	SAES Getters SpA(b)	6,878
12,819	Safilo Group SpA(b)	217,634
61,180	Saras SpA(b)	150,776
10,125	Screen Service Broadcasting Technologies SpA	8,068
624,821	Seat Pagine Gialle SpA(b)	72,288
16,644	Snai SpA(b)	55,090
9,677	Societa Cattolica di Assicurazioni Scrl	256,241
10,291	Societa Iniziative Autostradali e Servizi SpA	110,535
3,079	Socotherm SpA(b)(c)(d)	6,007
15,879	Sogefi SpA(b)	49,406
12,888	SOL SpA	92,639
86,372	Sorin SpA(b)	217,355
3,162	Tamburi Investment Partners SpA	6,853
189,319	Terna Rete Elettrica Nazionale SpA	826,868
2,530	Tod’s SpA	259,103
7,479	Trevi Finanziaria SpA	115,096
6,610	Uni Land SpA(b)	4,516
308,219	Unione di Banche Italiane SCPA	3,192,416
307,395	Unipol Gruppo Finanziario SpA	223,061
2,891	Vianini Lavori SpA	16,268
9,285	Vittoria Assicurazioni SpA	45,002
5,537	Zignago Vetro SpA	38,057

		32,167,311

JAPAN — 4.4%
185,000	77 Bank Ltd. (The)	1,002,985
10,100	A&D Co. Ltd(b)	41,837
126	Accordia Golf Co. Ltd.	102,851
46,000	Achilles Corp.	67,812
24,500	ADEKA Corp.	280,878
7,400	Advan Co. Ltd.	60,134

Shares		Value

JAPAN (continued)
2,200	Aeon Fantasy Co. Ltd.	$30,288
800	Agrex, Inc.	8,080
9,100	Ahresty Corp.	101,665
5,800	Ai Holdings Corp.	22,824
10,200	Aica Kogyo Co. Ltd.	123,399
4,400	Aichi Bank Ltd. (The)	273,392
7,500	Aichi Corp.	33,077
30,000	Aichi Machine Industry Co. Ltd.	139,620
79,000	Aichi Steel Corp.	561,123
9,000	Aichi Tokei Denki Co. Ltd.	24,561
28,000	Aida Engineering Ltd.	136,111
6,700	Aigan Co. Ltd.	38,365
6,700	Aiphone Co. Ltd.	100,729
27,000	Air Water, Inc.	354,276
10,000	Airport Facilities Co. Ltd.	44,956
4,600	Airtech Japan Ltd.	22,529
14,500	Aisan Industry Co. Ltd.	140,619
6,100	Akebono Brake Industry Co. Ltd.	39,686
119,000	Akita Bank Ltd. (The)	363,901
500	Alconix Corp.	13,328
14,900	Alfresa Holdings Corp.	614,480
79,500	Allied Telesis Holdings KK	98,794
10,500	Alpen Co. Ltd.	192,909
3,200	Alpha Corp.	34,932
3,700	Alpha Systems, Inc.	63,830
13,900	Alpine Electronics, Inc.	191,193
83,300	Alps Electric Co. Ltd.	998,626
1,300	Alps Logistics Co. Ltd.	15,537
6,700	Altech Co. Ltd.	25,631
3,000	Amada Co. Ltd.	26,133
23,900	Amano Corp.	224,208
5	Amiyaki Tei Co. Ltd.	17,057
3,000	Amuse, Inc.	35,234
23,000	Ando Corp.	31,104
13,000	Anest Iwata Corp.	61,294
11,000	Anritsu Corp.	93,141
12,800	AOC Holdings, Inc.(b)	76,725
2,000	AOI Electronic Co. Ltd.	23,806
10,500	AOKI Holdings, Inc.	167,836
94,000	Aomori Bank Ltd. (The)	280,580
30,000	Aoyama Trading Co. Ltd.	505,117
300,000	Aozora Bank Ltd.	661,550
8,200	Arakawa Chemical Industries Ltd.	87,515
25,000	Araya Industrial Co. Ltd.	39,596
6,900	Arc Land Sakamoto Co. Ltd.	83,728
8,000	Arcs Co. Ltd.	122,904
3,600	Argo Graphics, Inc.	47,105
400	Ariake Japan Co. Ltd.	6,725
17,200	Arisawa Manufacturing Co. Ltd.	94,717
6,200	Arnest One Corp.	80,521
2,000	Aronkasei Co. Ltd.	9,454
3,600	Art Corp.	56,930
4,990	As One Corp.	106,633
3,300	Asahi Co. Ltd.	52,346

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
20,000	Asahi Diamond Industrial Co. Ltd.	$399,366
4,350	Asahi Holdings, Inc.	90,042
11,000	Asahi Kogyosha Co. Ltd.	46,905
3,000	Asahi Net, Inc.	12,427
30,000	Asahi Organic Chemicals Industry Co. Ltd.	87,354
1,060,000	Asahi TEC Corp.(b)	426,170
5,600	Asatsu-DK, Inc.	151,257
31	Asax Co. Ltd.	35,993
26,000	Ashimori Industry Co. Ltd.(b)	41,179
29,000	Asics Corp.	385,819
3,000	ASKA Pharmaceutical Co. Ltd.	22,295
3,000	ASKUL Corp.	59,357
15,000	Asunaro Aoki Construction Co. Ltd.	71,089
10,300	Atom Corp.(b)	31,999
65,000	Atsugi Co. Ltd.	85,526
16,300	Autobacs Seven Co. Ltd.	652,357
3,500	Avex Group Holdings, Inc.	51,127
113,000	Awa Bank Ltd. (The)	695,236
30,000	Bando Chemical Industries Ltd.	132,310
6,000	Bank of Iwate Ltd. (The)	281,433
7,000	Bank of Kochi Ltd. (The)	8,017
87,000	Bank of Nagoya Ltd. (The)	277,705
14,800	Bank of Okinawa Ltd. (The)	581,506
72,000	Bank of Saga Ltd. (The)	206,140
21,700	Bank of the Ryukyus Ltd.	255,387
6,700	Belc Co. Ltd.	80,077
12,300	Belluna Co. Ltd.	74,327
22,000	Best Denki Co. Ltd.(b)	67,544
156	Bic Camera, Inc.	64,335
23	BLife Investment Corp. REIT	169,810
300	BML, Inc.	8,074
2,100	Bookoff Corp.	17,551
7,000	Bunka Shutter Co. Ltd.	18,165
5,300	CAC Corp.	41,519
63,000	Calsonic Kansei Corp.(b)	262,500
8	Can Do Co. Ltd.	7,027
4,500	Canon Electronics, Inc.	126,590
24,800	Canon Marketing Japan, Inc.	355,322
6,200	Capcom Co. Ltd.	106,053
34,400	Casio Computer Co. Ltd.	257,329
7,900	Cawachi Ltd.	161,215
14,850	Cedyna Financial Corp.(b)	29,852
88,000	Central Glass Co. Ltd.	414,912
1,900	Central Security Patrols Co. Ltd.	20,000
800	Central Sports Co. Ltd.	8,879
14,050	Century Tokyo Leasing Corp.	248,032
15,700	Chiba Kogyo Bank Ltd. (The)(b)	97,742
18,000	Chino Corp.	46,930
1,600	Chiyoda Co. Ltd.	22,651
23,000	Chiyoda Corp.	204,276
3,400	Chiyoda Integre Co. Ltd.	53,974
3,300	Chofu Seisakusho Co. Ltd.	74,660

Shares		Value

JAPAN (continued)
46,000	Chori Co. Ltd.	$62,208
14,100	Chubu Shiryo Co. Ltd.	101,009
27,000	Chuetsu Pulp & Paper Co. Ltd.	50,000
153,000	Chugai Mining Co. Ltd.(b)	59,649
20,000	Chugai Ro Co. Ltd.	81,628
12,000	Chugoku Marine Paints Ltd.	105,994
59,000	Chukyo Bank Ltd. (The)	150,231
12,000	Chuo Denki Kogyo Co. Ltd.	73,830
10,000	Chuo Spring Co. Ltd.	41,788
11,000	Circle K Sunkus Co. Ltd.	176,633
83,800	Citizen Holdings Co. Ltd.	542,127
28,300	CKD Corp.	274,105
48,000	Clarion Co. Ltd.(b)	91,228
8,500	Cleanup Corp.	61,099
100	CMIC Co. Ltd.	28,180
24,800	CMK Corp.	129,922
11,600	Coca-Cola Central Japan Co. Ltd.	157,719
15,600	Coca-Cola West Holdings Co.	284,137
8,090	Cocokara Fine Holdings, Inc.	171,499
9,000	Colowide Co. Ltd.	52,741
6,000	Computer Engineering & Consulting Ltd.	31,725
4,400	Computer Institute of Japan Ltd.	14,581
42,000	COMSYS Holdings Corp.	436,988
4,000	Co-Op Chemical Co. Ltd.(b)	5,653
6,200	Corona Corp.	64,508
6,600	Cosel Co. Ltd.	103,889
216,000	Cosmo Oil Co. Ltd.	697,368
2,600	Cosmos Pharmaceutical Corp.	104,532
2,700	Create Medic Co. Ltd.	27,566
88,600	Credit Saison Co. Ltd.	1,516,606
19,158	CSK Holdings Corp.(b)	81,459
1,500	CTI Engineering Co. Ltd.	8,772
6,500	Culture Convenience Club Co. Ltd.	35,636
23	Cybernet Systems Co. Ltd.	6,162
111	Cybozu, Inc.	30,942
27,000	Dai Nippon Toryo Co. Ltd.(b)	42,105
15,700	Daibiru Corp.	134,276
105,000	Daicel Chemical Industries Ltd.	763,706
4,000	Dai-Dan Co. Ltd.	22,222
16,000	Daido Kogyo Co. Ltd.	36,842
13,000	Daido Metal Co. Ltd.	117,044
95,000	Daido Steel Co. Ltd.	598,380
10,600	Daidoh Ltd.	94,920
41,100	Daiei, Inc. (The)(b)	150,219
25,500	Daifuku Co. Ltd.	185,161
26,000	Daihen Corp.	117,519
21,000	Daiichi Chuo KK(b)	49,890
19,000	Daiichi Jitsugyo Co. Ltd.	78,472
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	25,841
20,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	75,049

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
13,000	Daiken Corp.	$35,161
18,000	Daiki Aluminium Industry Co. Ltd.(b)	58,772
3,600	Daiko Clearing Services Corp.	13,640
1,700	Daikoku Denki Co. Ltd.	21,188
1,000	Daikokutenbussan Co. Ltd.	34,235
71,000	Daikyo, Inc.(b)	141,862
3,700	Dainichi Co. Ltd.	27,543
24,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	141,228
85,000	Dainippon Screen Manufacturing Co. Ltd.(b)	780,824
5,000	Daio Paper Corp.	35,088
76,000	Daisan Bank Ltd. (The)	206,481
4,910	Daiseki Co. Ltd.	92,601
67,000	Daishi Bank Ltd. (The)	226,925
15,000	Daiso Co. Ltd.	47,697
1,600	Daisyo Corp.	21,930
69,000	Daito Bank Ltd. (The)	55,482
5,200	Daito Electron Co. Ltd.	40,039
14,000	Daiwa Industries Ltd.	73,173
14,000	Daiwabo Holdings Co. Ltd.	36,842
2,000	DC Co. Ltd.	3,850
43,860	DCM Japan Holdings Co. Ltd.	262,369
176,000	Denki Kagaku Kogyo KK	857,700
27,000	Denki Kogyo Co. Ltd.	142,105
8,600	Denyo Co. Ltd.	71,667
18,000	Descente Ltd.	91,228
141,000	DIC Corp.	314,364
4,600	Disco Corp.	307,675
7,200	Don Quijote Co. Ltd.	231,842
5,350	Doshisha Co. Ltd.	121,496
7,774	Doutor Nichires Holdings Co. Ltd.	102,384
69,000	Dowa Holdings Co. Ltd.	485,051
12	Dr Ci Labo Co. Ltd.	44,737
23	Dream Incubator, Inc.(b)	17,597
6,700	DTS Corp.	81,546
31,300	Duskin Co. Ltd.	595,264
17	Dwango Co. Ltd.	46,704
4,000	Dydo Drinco, Inc.	153,509
4,000	Dynic Corp.	8,528
8,000	Eagle Industry Co. Ltd.	88,986
2,000	Earth Chemical Co. Ltd.	66,252
130,000	Ebara Corp.(b)	631,944
1,400	Echo Trading Co. Ltd.	14,123
44,300	EDION Corp.	392,914
53,000	Ehime Bank Ltd. (The)	147,222
72,000	Eighteenth Bank Ltd. (The)	215,789
4,400	Eiken Chemical Co. Ltd.	57,412
5,500	Eizo Nanao Corp.	134,016
6,300	Elematec Corp.	94,254
78,300	Elpida Memory, Inc.(b)	1,133,289
3,900	Enplas Corp.	57,018
29	EPS Co. Ltd.	68,402

Shares		Value

JAPAN (continued)
8,000	ESPEC Corp.	$62,476
3,300	Excel Co. Ltd.	41,491
11,700	Exedy Corp.	392,993
14,000	Ezaki Glico Co. Ltd.	158,626
3,800	F&A Aqua Holdings, Inc.	38,657
334	Faith, Inc.	38,983
2,600	Falco SD Holdings Co. Ltd.	24,676
11,900	Fancl Corp.	171,947
4,500	FCC Co. Ltd.	102,083
18,000	FDK Corp.(b)	32,237
2,000	Felissimo Corp.	24,927
54,200	FIDEA Holdings Co. Ltd.	149,895
14,000	First Baking Co. Ltd.(b)	15,692
8,600	Foster Electric Co. Ltd.	230,716
2,900	FP Corp.	172,594
56,000	France Bed Holdings Co. Ltd.	74,366
4,000	F-Tech, Inc.	76,852
73,600	Fudo Tetra Corp.(b)	47,524
5,300	Fuji Co. Ltd.	109,061
6,600	Fuji Corp Ltd.	36,506
182,000	Fuji Electric Holdings Co. Ltd.	585,380
7,500	Fuji Electronics Co. Ltd.	149,671
82,000	Fuji Fire & Marine Insurance Co. Ltd. (The)(b)	111,891
19,000	Fuji Kyuko Co. Ltd.	96,528
17,700	Fuji Oil Co. Ltd.	256,400
4,600	Fuji Seal International, Inc.	107,827
8,900	FUJI SOFT, Inc.	150,827
36,000	Fujibo Holdings, Inc.	66,667
7,600	Fujicco Co. Ltd.	92,778
12,100	Fujikura Kasei Co. Ltd.	87,271
134,000	Fujikura Ltd.	648,124
3,000	Fujikura Rubber Ltd.	14,327
4,100	Fujimi, Inc.	61,990
6,500	Fujimori Kogyo Co. Ltd.	106,908
40,000	Fujitec Co. Ltd.	213,450
3,500	Fujitsu Frontech Ltd.	29,081
18,000	Fujitsu General Ltd.	105,482
3,000	Fujiya Co. Ltd.(b)	5,556
6,700	Fukoku Co. Ltd.	74,363
14,000	Fukuda Corp.	27,632
86,000	Fukui Bank Ltd. (The)	265,083
57,000	Fukushima Bank Ltd. (The)	37,500
2,600	Fukushima Industries Corp.	30,378
88,000	Fukuyama Transporting Co. Ltd.	439,571
7,800	Funai Consulting Co. Ltd.	50,461
10,800	Funai Electric Co. Ltd.	359,211
80,000	Furukawa Co. Ltd.(b)	97,466
37,000	Furukawa-Sky Aluminum Corp.	112,695
2,700	Furusato Industries Ltd.	17,171
4,000	Fuso Pharmaceutical Industries Ltd.	11,647
26,000	Futaba Corp.	512,524
14,900	Futaba Industrial Co. Ltd.	111,096
13,500	Fuyo General Lease Co. Ltd.	477,467

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
900	G-7 Holdings, Inc.	$5,877
29,000	Gakken Holdings Co. Ltd.	63,243
13,300	Gecoss Corp.	50,880
60	Geo Corp.	68,860
12,000	GLOBERIDE, Inc.	14,912
18,700	Glory Ltd.	444,717
6,600	GMO internet, Inc.	36,988
74,000	Godo Steel Ltd.	146,053
7,410	Goldcrest Co. Ltd.	198,431
33,000	Goldwin, Inc.(b)	91,265
2,000	Gourmet Kineya Co. Ltd.	11,891
36,000	GSI Creos Corp.(b)	59,211
680	Gulliver International Co. Ltd.	29,327
18,000	Gun-Ei Chemical Industry Co. Ltd.	53,947
143,000	Gunma Bank Ltd. (The)	822,320
98,000	Gunze Ltd.	409,527
5,900	H.I.S. Co. Ltd.	153,538
65,000	H2O Retailing Corp.	479,898
5,800	Hakudo Co. Ltd.	65,504
8,830	Hakuhodo DY Holdings, Inc.	504,541
7,100	Hakuto Co. Ltd.	73,526
1,100	Hamakyorex Co. Ltd.	33,638
13,500	Hamamatsu Photonics KK	493,421
120,000	Hanwa Co. Ltd.	578,947
1,200	Happinet Corp.	15,541
4,700	Harashin Narus Holdings Co. Ltd.	70,260
7,400	Hard Off Corp. Co. Ltd.	39,308
4,000	Harima Chemicals, Inc.	28,947
1,300	Haruyama Trading Co. Ltd.	6,589
114,500	Haseko Corp.(b)	106,019
30,000	Hazama Corp.(b)	25,585
12,400	Heiwa Corp.	181,135
81,000	Heiwa Real Estate Co. Ltd.	247,697
16,500	Heiwado Co. Ltd.	217,708
16,000	Hibiya Engineering Ltd.	146,199
3,500	Hiday Hidaka Corp.	58,547
66,000	Higashi-Nippon Bank Ltd. (The)	155,190
112,000	Higo Bank Ltd. (The)	590,838
14,200	Hikari Tsushin, Inc.	321,611
108,000	Hino Motors Ltd.	607,895
1,300	Hioki EE Corp.	25,880
151,000	Hiroshima Bank Ltd. (The)	643,884
13,000	Hisaka Works Ltd.	184,357
700	Hitachi Business Solution Co. Ltd.	6,737
104,000	Hitachi Cable Ltd.	273,684
28,600	Hitachi Capital Corp.	454,018
12,100	Hitachi High-Technologies Corp.	298,962
30,800	Hitachi Koki Co. Ltd.	307,325
24,000	Hitachi Kokusai Electric, Inc.	209,942
10,000	Hitachi Medical Corp.	99,781
4,500	Hitachi Tool Engineering Ltd.	51,151

Shares		Value

JAPAN (continued)
13,000	Hitachi Transport System Ltd.	$198,453
159,000	Hitachi Zosen Corp.	242,142
8,000	Hochiki Corp.	41,228
15,000	Hodogaya Chemical Co. Ltd.	61,952
3,500	Hogy Medical Co. Ltd.	159,905
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	29,459
10,000	Hokkaido Gas Co. Ltd.	31,067
25,000	Hokkan Holdings Ltd.	79,800
4,000	Hokko Chemical Industry Co. Ltd.	14,181
157,000	Hokkoku Bank Ltd. (The)	531,750
88,000	Hokuetsu Bank Ltd. (The)	182,261
67,865	Hokuetsu Kishu Paper Co. Ltd.	378,681
140,000	Hokuhoku Financial Group, Inc.	283,138
4,400	Hokuto Corp.	101,209
5,530	Honeys Co. Ltd.	70,270
8,000	Horiba Ltd.	220,370
2,400	Horipro, Inc.	22,105
28,100	Hosiden Corp.	294,762
10,000	Hosokawa Micron Corp.	43,007
39,700	House Foods Corp.	656,346
41,000	Howa Machinery Ltd.(b)	39,462
1,000	Hurxley Corp.	6,201
200	Hutech Norin Co. Ltd.	1,840
102,000	Hyakugo Bank Ltd. (The)	454,825
115,000	Hyakujushi Bank Ltd. (The)	437,135
2,000	I Metal Technology Co. Ltd.(b)	4,971
6,200	IBJ Leasing Co. Ltd.	154,849
1,700	Ichibanya Co. Ltd.	48,879
8,000	Ichikoh Industries Ltd.(b)	23,782
4,400	ICHINEN Holdings Co. Ltd.	24,391
6,700	Ichiyoshi Securities Co. Ltd.	49,793
3,600	Icom, Inc.	98,684
3,100	Idec Corp.	28,477
19,000	Ihara Chemical Industry Co. Ltd.	69,676
344,000	IHI Corp.	779,532
6,600	Iida Home Max	77,917
22,900	Iino Kaiun Kaisha Ltd.	104,066
43	Ikyu Corp.	19,724
8,700	Imasen Electric Industrial	128,783
7,600	Inaba Denki Sangyo Co. Ltd.	212,685
3,100	Inaba Seisakusho Co. Ltd.	30,894
23,000	Inabata & Co. Ltd.	145,992
9,000	Inageya Co. Ltd.	96,601
10	Industrial & Infrastructure Fund Investment Corp. REIT	48,002
15,600	Ines Corp.	125,249
600	I-Net Corp.	3,538
2,000	Information Services International-Dentsu Ltd.	13,670
13,200	Innotech Corp.	95,365
400	Intage, Inc.	8,923
12	Internet Initiative Japan, Inc.	35,073

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
10,600	Inui Steamship Co. Ltd.	$65,217
54,000	Iseki & Co. Ltd.(b)	151,974
131,000	Ishihara Sangyo Kaisha Ltd.(b)	180,348
2,000	Ishii Hyoki Co. Ltd.(b)	20,468
10,000	Ishii Iron Works Co. Ltd.	20,346
15,000	Ishizuka Glass Co. Ltd.	31,615
30,366	IT Holdings Corp.	379,575
4,500	ITC Networks Corp.	26,864
10,700	Ito En Ltd.	184,330
11,400	Itochu Enex Co. Ltd.	64,722
6,600	Itochu Techno-Science Corp.	229,810
1,700	Itochu-Shokuhin Co. Ltd.	61,265
80,000	Itoham Foods, Inc.	292,398
24,900	Itoki Corp.	63,099
13,000	Iwai Securities Co. Ltd.	85,843
15,000	Iwaki & Co. Ltd.	39,839
27,000	Iwasaki Electric Co. Ltd.(b)	52,303
40,000	IWATANI Corp.	124,756
26,000	Iwatsu Electric Co. Ltd.(b)	21,857
121,000	Iyo Bank Ltd. (The)	1,030,446
3,900	Izumi Co. Ltd.	57,303
4,000	Izumiya Co. Ltd.	16,472
46,000	Izutsuya Co. Ltd.(b)	35,307
179,000	J. Front Retailing Co. Ltd.	924,659
900	Jalux, Inc.(b)	8,410
1,000	Jamco Corp.	7,005
91,000	Janome Sewing Machine Co. Ltd.(b)	80,933
8,800	Japan Airport Terminal Co. Ltd.	131,657
16,000	Japan Asia Investment Co. Ltd.(b)	12,281
21,000	Japan Aviation Electronics Industry Ltd.	154,276
6,100	Japan Carlit Co. Ltd.	35,450
5,000	Japan Cash Machine Co. Ltd.	38,865
13,900	Japan Digital Laboratory Co. Ltd.	150,211
5,800	Japan Electronic Materials Corp.	40,490
8,500	Japan Foundation Engineering Co. Ltd.	23,922
9,200	Japan Medical Dynamic Marketing, Inc.	23,090
4,700	Japan Petroleum Exploration Co.	190,966
46,000	Japan Pulp & Paper Co. Ltd.	170,931
11	Japan Pure Chemical Co. Ltd.	35,514
23,000	Japan Transcity Corp.	86,586
10,000	Japan Vilene Co. Ltd.	52,875
38,000	Japan Wool Textile Co. Ltd. (The)	335,648
5,600	Jastec Co. Ltd.	33,908
9,700	JBCC Holdings, Inc.	62,989
9,100	JBIS Holdings, Inc.	35,478
67,000	JFE Shoji Holdings, Inc.	324,062
13,000	Jidosha Buhin Kogyo Co. Ltd.(b)	84,418

Shares		Value

JAPAN (continued)
1,400	JK Holdings Co. Ltd.	$6,396
19,000	JMS Co. Ltd.	65,741
26,000	Joban Kosan Co. Ltd.	38,645
57,000	J-Oil Mills, Inc.	184,028
18,000	Joshin Denki Co. Ltd.	171,930
7,600	JSP Corp.	125,185
33,000	Juki Corp.(b)	65,534
167,000	Juroku Bank Ltd. (The)	541,204
26,610	JVC Kenwood Holdings, Inc.(b)	115,738
13,200	kabu.com Securities Co. Ltd.	56,930
2,000	Kabuki-Za Co. Ltd.	82,602
5,600	Kadokawa Group Holdings, Inc.	148,938
6,000	Kaga Electronics Co. Ltd.	74,050
14,400	Kagome Co. Ltd.	265,439
47,000	Kagoshima Bank Ltd. (The)	309,211
217,000	Kajima Corp.	571,053
34	Kakaku.com, Inc.	191,996
19,000	Kaken Pharmaceutical Co. Ltd.	239,352
5,000	Kameda Seika Co. Ltd.	98,684
5,000	Kamei Corp.	24,488
72,000	Kamigumi Co. Ltd.	604,386
13,000	Kanaden Corp.	81,250
14,000	Kanagawa Chuo Kotsu Co. Ltd.	71,979
17,000	Kanamoto Co. Ltd.	86,367
49,000	Kandenko Co. Ltd.	315,802
178,000	Kaneka Corp.	1,244,786
47,000	Kanematsu Corp.(b)	48,099
12,300	Kanematsu Electronics Ltd.	127,076
39,000	Kansai Paint Co. Ltd.	400,548
4,800	Kanto Auto Works Ltd.	42,807
10,000	Kanto Denka Kogyo Co. Ltd.	85,161
18,000	Kanto Natural Gas Development Ltd.	99,342
1,100	Kappa Create Co. Ltd.	26,629
18,000	Kasai Kogyo Co. Ltd.	123,904
13,500	Kasumi Co. Ltd.	75,658
6,800	Katakura Industries Co. Ltd.	65,448
11,900	Kato Sangyo Co. Ltd.	188,330
36,000	Kato Works Co. Ltd.	86,842
2,300	Kawada Technologies, Inc.	42,733
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	73,294
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	35,088
221,000	Kawasaki Kisen Kaisha Ltd.	920,833
29,000	Kawashima Selkon Textiles Co. Ltd.(b)	23,672
7,000	Kawasumi Laboratories, Inc.	51,511
72,000	Kayaba Industry Co. Ltd.	570,175
73,000	Keihan Electric Railway Co. Ltd.	295,273
14,200	Keihanshin Real Estate Co. Ltd.	69,374
4,000	Keihin Co. Ltd. (The)	4,678
15,000	Keihin Corp.	342,471
70,000	Keisei Electric Railway Co. Ltd.	473,319

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
131,000	Keiyo Bank Ltd. (The)	$670,322
13,300	Keiyo Co. Ltd.	69,190
634	Kenedix, Inc.(b)	160,122
2,000	Kentucky Fried Chicken Japan Ltd.	47,563
24,100	Kewpie Corp.	296,846
5,525	KEY Coffee, Inc.	98,478
32,700	Kikkoman Corp.	353,772
7,000	Kimoto Co. Ltd.	66,265
1,200	Kimura Chemical Plants Co. Ltd.	9,401
84,000	Kinden Corp.	751,170
200	King Jim Co. Ltd.	1,547
29,000	Kinki Nippon Tourist Co. Ltd.(b)	26,499
14,000	Kinki Sharyo Co. Ltd.	77,607
2,900	Kintetsu World Express, Inc.	80,238
5,000	Kinugawa Rubber Industrial Co. Ltd.	26,377
3,500	Kirayaka Bank Ltd.	3,624
2,600	Kisoji Co. Ltd.	53,882
16,900	Kissei Pharmaceutical Co. Ltd.	338,288
41,000	Kitagawa Iron Works Co. Ltd.(b)	81,421
3,300	Kita-Nippon Bank Ltd. (The)	81,937
1,000	Kitano Construction Corp.	2,498
17	Kito Corp.	16,341
19,000	Kitz Corp.	86,574
325,000	Kiyo Holdings, Inc.	447,429
24,700	Koa Corp.	279,861
16,000	Koatsu Gas Kogyo Co. Ltd.	98,051
5,300	Kobayashi Pharmaceutical Co. Ltd.	247,953
14,800	Kohnan Shoji Co. Ltd.	204,654
1,300	Kohsoku Corp.	12,021
13,000	Koike Sanso Kogyo Co. Ltd.	37,853
6,000	Koito Industries Ltd.(b)	10,234
25,000	Koito Manufacturing Co. Ltd.	432,809
12,300	Kojima Co. Ltd.	74,327
7,000	Kokusai Kogyo Holdings Co. Ltd.(b)	22,003
39,400	Kokuyo Co. Ltd.	327,853
23,000	Komai Tekko, Inc.	60,807
1,000	Komatsu Seiren Co. Ltd.	4,081
5,400	Komatsu Wall Industry Co. Ltd.	51,974
5,300	Komeri Co. Ltd.	122,879
36,100	Komori Corp.	403,310
14,210	Konaka Co. Ltd.(b)	69,769
8,800	Konishi Co.Ltd.	117,290
8,000	Kose Corp.	203,606
6,000	Kosei Securities Co. Ltd.	6,360
2,100	Kourakuen Corp.	31,725
26,000	Krosaki Harima Corp.	107,700
4,100	KRS Corp.	42,359
13,228	K’s Holdings Corp.	368,734
800	KU Holdings Co. Ltd.	3,441

Shares		Value

JAPAN (continued)
79,000	Kumagai Gumi Co. Ltd.(b)	$60,636
20,000	Kumiai Chemical Industry Co. Ltd.	69,932
1,400	Kura Corp.	21,628
111,000	Kurabo Industries Ltd.	206,908
75,000	Kureha Corp.	438,596
48,000	Kurimoto Ltd.(b)	75,439
11,300	Kuroda Electric Co. Ltd.	154,742
1,800	Kyoden Co. Ltd.	3,640
28,000	Kyodo Printing Co. Ltd.	64,815
41,000	Kyodo Shiryo Co. Ltd.	52,449
8,500	Kyoei Steel Ltd.	121,680
5,000	Kyoei Tanker Co. Ltd.	9,990
14,100	Kyokuto Kaihatsu Kogyo Co. Ltd.	63,560
15,200	Kyokuto Securities Co. Ltd.	127,222
25,000	Kyokuyo Co. Ltd.	55,434
30,000	Kyorin Holdings, Inc.	550,439
6,900	Kyoritsu Maintenance Co. Ltd.	119,203
28,000	Kyosan Electric Manufacturing Co. Ltd.	154,191
1,000	Kyoto Kimono Yuzen Co. Ltd.	11,196
23,800	Kyowa Exeo Corp.	233,129
1,600	Kyowa Leather Cloth Co. Ltd.	6,413
18,000	Kyudenko Corp.	124,561
28,000	Laox Co. Ltd.(b)	22,856
2,700	LEC, Inc.	49,178
76,700	Leopalace21 Corp.(b)	121,479
8,500	Life Corp.	128,101
13,800	Lintec Corp.	386,023
41,000	Lion Corp.	217,788
7,000	Look, Inc.(b)	11,513
22	M3, Inc.	116,862
7,200	Mabuchi Motor Co. Ltd.	353,947
2,700	Macnica, Inc.	69,243
3,800	MacroMill, Inc.	50,139
65,000	Maeda Corp.	215,400
33,000	Maeda Road Construction Co. Ltd.	285,453
5,300	Maezawa Kasei Industries Co. Ltd.	49,462
5,500	Maezawa Kyuso Industries Co. Ltd.	70,626
54,000	Makino Milling Machine Co. Ltd.(b)	455,263
3,300	Mandom Corp.	88,531
2,500	Mars Engineering Corp.	43,372
8,900	Marubun Corp.	54,215
83,000	Marudai Food Co. Ltd.	272,015
23,000	Maruei Department Store Co. Ltd.(b)	29,703
22,000	Maruetsu, Inc. (The)	87,378
6,910	Maruha Nichiro Holdings, Inc.	12,039
138,200	Marui Group Co. Ltd.	1,168,504
22,600	Maruichi Steel Tube Ltd.	498,092
16,500	Marusan Securities Co. Ltd.	91,868

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
2,900	Maruwa Co. Ltd.	$88,152
24,000	Maruyama Manufacturing Co., Inc.	51,170
24,000	Maruzen Showa Unyu Co. Ltd.	79,532
8,900	Maspro Denkoh Corp.	80,564
2,200	Matsuda Sangyo Co. Ltd.	37,122
20,300	Matsui Securities Co. Ltd.	134,789
4,700	Matsuya Co. Ltd.(b)	34,987
2,500	Matsuya Foods Co. Ltd.	43,068
22,000	Max Co. Ltd.	265,083
3,500	Maxvalu Tokai Co. Ltd.	49,379
1,600	MEC Co. Ltd.	7,856
600	Medipal Holdings Corp.	6,257
3,500	Megachips Corp.	72,490
3,000	Megane Top Co. Ltd.	29,313
12,700	Megmilk Snow Brand Co. Ltd.	226,985
41,000	Meidensha Corp.	189,315
2,300	Meiji Shipping Co. Ltd.	8,967
6,700	Meiko Network Japan Co. Ltd.	57,139
4,100	Meitec Corp.(b)	81,820
2,900	Meito Sangyo Co. Ltd.	39,500
200	Meito Transportation Co. Ltd.	1,681
20,900	Meiwa Corp.(b)	76,644
13,200	Meiwa Estate Co. Ltd.(b)	101,316
3,000	Melco Holdings, Inc.	113,852
54,000	Michinoku Bank Ltd. (The)	113,158
53,000	Mie Bank Ltd. (The)	151,096
16,200	Mikuni Coca-Cola Bottling Co. Ltd.	147,237
1,848	Milbon Co. Ltd.	48,114
8,800	Mimasu Semiconductor Industry Co. Ltd.	104,747
100,000	Minato Bank Ltd. (The)	185,185
41,000	Minebea Co. Ltd.	243,263
5,500	Ministop Co. Ltd.	96,893
10,900	Miraca Holdings, Inc.	417,647
18,540	Mirait Holdings Corp.(b)	147,046
8,500	Misawa Homes Co. Ltd.(b)	39,455
14,500	MISUMI Group, Inc.	372,746
30,000	Mito Securities Co. Ltd.	47,149
11,000	Mitsuba Corp.(b)	103,326
178,000	Mitsubishi Gas Chemical Co. Inc.	1,240,448
14,000	Mitsubishi Kakoki Kaisha Ltd.	30,702
68,000	Mitsubishi Logistics Corp.	906,335
158,000	Mitsubishi Paper Mills Ltd.(b)	194,420
10,600	Mitsubishi Pencil Co. Ltd.	173,567
35,000	Mitsubishi Steel Manufacturing Co. Ltd.	111,294
18,000	Mitsuboshi Belting Co. Ltd.	106,140
143,000	Mitsui Engineering & Shipbuilding Co. Ltd.	395,480
6,300	Mitsui High-Tec, Inc.	35,768
22,000	Mitsui Home Co. Ltd.	120,346
511	Mitsui Knowledge Industry Co. Ltd.	90,209

Shares		Value

JAPAN (continued)
19,000	Mitsui Matsushima Co. Ltd.	$40,046
230,000	Mitsui Mining & Smelting Co. Ltd.	812,622
66,000	Mitsui Sugar Co. Ltd.	270,175
54,000	Mitsui-Soko Co. Ltd.	230,921
21,100	Mitsumi Electric Co. Ltd.	348,582
7,900	Mitsuuroko Co. Ltd.	49,086
6,100	Miura Co. Ltd.	169,221
3,500	Miyachi Corp.	28,996
15,000	Miyaji Engineering Group, Inc.(b)	16,082
1,500	Miyakoshi Corp.(b)	5,848
88,000	Miyazaki Bank Ltd. (The)	236,940
28,000	Miyoshi Oil & Fat Co. Ltd.	47,076
92,856	Mizuho Investors Securities Co. Ltd.(b)	96,159
51,000	Mizuno Corp.	252,887
14,000	Mochida Pharmaceutical Co. Ltd.	157,602
3,400	Modec, Inc.	60,560
368	Monex Group, Inc.	102,222
19,500	Mori Seiki Co. Ltd.	227,595
21,000	Morinaga & Co. Ltd.	49,635
111,000	Morinaga Milk Industry Co. Ltd.	474,671
20,000	Morita Holdings Corp.	126,706
20,000	Mory Industries, Inc.	94,542
8,000	MOS Food Services, Inc.	148,343
4,200	Moshi Moshi Hotline, Inc.	101,060
14,100	Mr Max Corp.	49,474
3,000	Murakami Corp.	54,203
4,100	Musashi Seimitsu Industry Co. Ltd.	102,550
17,000	Musashino Bank Ltd. (The)	513,438
26,000	Mutoh Holdings Co. Ltd.(b)	63,353
14,000	Nabtesco Corp.	329,703
24,000	Nachi-Fujikoshi Corp.	109,357
1,700	Nagaileben Co. Ltd.	43,929
11,000	Nagano Bank Ltd. (The)	22,783
1,000	Nagano Keiki Co. Ltd.	8,821
86,000	Nagase & Co. Ltd.	1,109,576
7,000	Nagatanien Co. Ltd.	74,537
79,000	Nagoya Railroad Co. Ltd.	211,745
20,000	Nakabayashi Co. Ltd.	43,860
12,000	Nakamuraya Co. Ltd.	58,187
1,500	Nakano Corp.	4,295
14,000	Nakayama Steel Works Ltd.(b)	18,933
34,100	Namco Bandai Holdings, Inc.	373,488
41,000	Nankai Electric Railway Co. Ltd.	163,840
93,000	Nanto Bank Ltd. (The)	487,208
3,400	Natori Co. Ltd.	34,795
8,900	NEC Capital Solutions Ltd.	147,683
9,600	NEC Fielding Ltd.	116,374
4,200	NEC Mobiling Ltd.	130,022
14,200	NEC Networks & System Integration Corp.	192,897

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
89	NET One Systems Co. Ltd.	$140,309
23,300	Neturen Co. Ltd.	206,373
3,000	New Japan Radio Co. Ltd.(b)	10,197
61,000	NHK Spring Co. Ltd.	689,669
3,900	NIC Corp.	16,393
20,000	Nice Holdings, Inc.	42,641
20,000	Nichia Steel Works Ltd.	53,119
24,000	Nichias Corp.	133,918
20,000	Nichiban Co. Ltd.	76,267
27,100	Nichicon Corp.	383,322
2,900	Nichiden Corp.	81,721
11,500	Nichiha Corp.	108,583
4,400	Nichii Gakkan Co.	37,846
26,000	Nichimo Co. Ltd.	58,285
120,000	Nichirei Corp.	546,784
16,000	Nichireki Co. Ltd.	65,692
3,100	Nidec Copal Corp.	48,721
3,100	Nidec Copal Electronics Corp.	24,927
9,000	Nidec Sankyo Corp.	71,930
5,600	Nidec Tosok Corp.	57,992
13,600	Nifco, Inc.	363,528
70	NIFTY Corp.	92,617
948	Nihon Chouzai Co. Ltd.	36,959
1,900	Nihon Dempa Kogyo Co. Ltd.	34,838
2,800	Nihon Eslead Corp.	28,689
8,000	Nihon Kohden Corp.	172,417
10	Nihon M&A Center, Inc.	43,860
24,000	Nihon Nohyaku Co. Ltd.	131,871
11,000	Nihon Parkerizing Co. Ltd.	154,252
2,800	Nihon Plast Co. Ltd.	25,244
1,000	Nihon Shokuhin Kako Co. Ltd.	5,300
1,100	Nihon Tokushu Toryo Co. Ltd.	5,093
2,050	Nihon Trim Co. Ltd.	45,006
10,900	Nihon Unisys Ltd.	82,334
71,000	Nihon Yamamura Glass Co. Ltd.	208,467
14,000	Nikkiso Co. Ltd.	113,085
2,000	Nikko Co. Ltd.	7,018
17,000	Nippo Corp.	127,169
63,000	Nippon Beet Sugar Manufacturing Co. Ltd.	158,882
43,000	Nippon Carbide Industries Co., Inc.(b)	125,207
21,000	Nippon Carbon Co. Ltd.	63,194
6,200	Nippon Ceramic Co. Ltd.	108,923
40,000	Nippon Chemical Industrial Co. Ltd.	116,959
51,000	Nippon Chemi-Con Corp.(b)	264,072
26,500	Nippon Coke & Engineering Co. Ltd.	55,208
17,000	Nippon Concrete Industries Co. Ltd.	31,067
13,000	Nippon Denko Co. Ltd.	97,247
23,000	Nippon Densetsu Kogyo Co. Ltd.	219,128

Shares		Value

JAPAN (continued)
15,000	Nippon Denwa Shisetsu Co. Ltd.	$48,246
400	Nippon Felt Co. Ltd.	2,027
300	Nippon Filcon Co. Ltd.	1,495
9,700	Nippon Fine Chemical Co. Ltd.	64,170
70,000	Nippon Flour Mills Co. Ltd.	350,512
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	35,161
8,000	Nippon Gas Co. Ltd.	107,310
9,000	Nippon Hume Corp.	30,702
28	Nippon Jogesuido Sekkei Co. Ltd.	35,682
3,400	Nippon Kanzai Co. Ltd.	56,294
5,000	Nippon Kasei Chemical Co. Ltd.	13,219
40,000	Nippon Kayaku Co. Ltd.	417,641
44,000	Nippon Kinzoku Co. Ltd.(b)	91,667
41,000	Nippon Koei Co. Ltd.	130,373
32,000	Nippon Konpo Unyu Soko Co. Ltd.	378,168
33,000	Nippon Koshuha Steel Co. Ltd.(b)	40,607
211,000	Nippon Light Metal Co. Ltd.(b)	444,725
60,000	Nippon Meat Packers, Inc.	793,129
39,000	Nippon Metal Industry Co. Ltd.(b)	49,415
56,000	Nippon Paint Co. Ltd.	433,918
6	Nippon Parking Development Co. Ltd.	303
16,000	Nippon Pillar Packing Co. Ltd.	138,596
46,000	Nippon Piston Ring Co. Ltd.(b)	124,976
47,000	Nippon Road Co. Ltd. (The)	116,813
20,000	Nippon Seiki Co. Ltd.	242,203
4,000	Nippon Seiro Co. Ltd.	15,351
16,000	Nippon Seisen Co. Ltd.	96,686
16,000	Nippon Sharyo Ltd.	88,304
77,000	Nippon Sheet Glass Co. Ltd.	199,817
30,000	Nippon Shinyaku Co. Ltd.	421,784
39,000	Nippon Shokubai Co. Ltd.	432,383
28,000	Nippon Signal Co. Ltd. (The)	237,427
52,000	Nippon Soda Co. Ltd.	247,076
20,000	Nippon Steel Trading Co. Ltd.	65,302
41,900	Nippon Suisan Kaisha Ltd.	134,766
26,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	172,320
41,000	Nippon Thompson Co. Ltd.	353,155
10,000	Nippon Valqua Industries Ltd.	32,286
43,000	Nippon Yakin Kogyo Co. Ltd.(b)	125,731
18,000	Nippon Yusoki Co. Ltd.	48,026
19,000	Nipro Corp.	369,676
1,000	Nishikawa Rubber Co. Ltd.	11,196
151,000	Nishimatsu Construction Co. Ltd.	198,684
8,100	Nishimatsuya Chain Co. Ltd.	72,632
345,000	Nishi-Nippon City Bank Ltd. (The)	1,071,820

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
54,000	Nishi-Nippon Railroad Co. Ltd.	$224,342
23,400	Nissan Chemical Industries Ltd.	289,079
64,000	Nissan Shatai Co. Ltd.	555,945
6,700	Nissei Corp.	52,242
1,500	Nissei Plastic Industrial Co. Ltd.(b)	5,428
400	Nissen Holdings Co. Ltd.	2,164
5,700	Nissha Printing Co. Ltd.	143,194
8,900	Nisshin Fudosan Co. Ltd.	70,372
47,000	Nisshin Oillio Group Ltd. (The)	238,779
320,000	Nisshin Steel Co. Ltd.	631,579
72,000	Nisshinbo Holdings, Inc.	797,368
37,000	Nissin Corp.	104,581
17,000	Nissin Electric Co. Ltd.	110,392
13,900	Nissin Kogyo Co. Ltd.	250,464
26,000	Nissin Sugar Manufacturing Co. Ltd.	62,403
6,300	Nissui Pharmaceutical Co. Ltd.	54,035
12,300	Nitta Corp.	245,910
8,600	Nittan Valve Co. Ltd.	33,947
33,000	Nittetsu Mining Co. Ltd.	171,674
125,000	Nitto Boseki Co. Ltd.	318,287
12,800	Nitto Kogyo Corp.	155,945
4,400	Nitto Kohki Co. Ltd.	112,519
17,000	Nitto Seiko Co. Ltd.	56,128
7,100	Noevir Co. Ltd.	84,771
99,000	NOF Corp.	516,228
10,000	Nohmi Bosai Ltd.	66,277
19,000	Nomura Co. Ltd.	72,454
30,000	Noritake Co. Ltd.	113,304
5,200	Noritsu Koki Co. Ltd.(b)	32,120
9,000	Noritz Corp.	151,096
3,700	NS Solutions Corp.	79,698
20,000	NS United Kaiun Kaisha Ltd.	47,027
10,600	NSD Co. Ltd.	110,158
141,000	NTN Corp.	767,873
4,300	Obara Corp.	49,664
20,000	Obayashi Road Corp.	38,986
750	OBIC Business Consultants Ltd.	43,631
1,400	Obic Co. Ltd.	268,811
27,000	Oenon Holdings, Inc.	66,447
137,000	Ogaki Kyoritsu Bank Ltd. (The)	455,665
3,600	Ohara, Inc.	46,491
900	Ohashi Technica, Inc.	6,546
11,438	Oiles Corp.	236,619
76,000	Oita Bank Ltd. (The)	287,963
30,300	Okabe Co. Ltd.	150,983
13,000	Okamoto Industries, Inc.	51,791
4,000	Okamoto Machine Tool Works Ltd.(b)	6,140
20,000	Okamura Corp.	121,101
69,000	Okasan Securities Group, Inc.	269,006
168,000	Oki Electric Industry Co. Ltd.(b)	143,275
3,460	Okinawa Electric Power Co., Inc. (The)	162,714

Shares		Value

JAPAN (continued)
32,000	OKK Corp.(b)	$54,581
55,000	OKUMA Corp.(b)	459,003
20,000	Okumura Corp.	75,780
10,000	Okura Industrial Co. Ltd.	33,017
5,000	Okuwa Co. Ltd.	53,241
1,900	Olympic Corp.	14,213
12,000	O-M Ltd.	51,901
5,500	Onoken Co. Ltd.	48,648
69,000	Onward Holdings Co. Ltd.	600,219
1,600	Optex Co. Ltd.	23,255
20,000	Organo Corp.	146,686
10,000	Origin Electric Co. Ltd.	64,327
8,200	Osaka Organic Chemical Industry Ltd.	52,049
11,100	Osaka Steel Co. Ltd.	181,890
3,400	OSAKA Titanium Technologies Co.	197,795
6,000	Osaki Electric Co. Ltd.	56,140
13,500	OSG Corp.	199,836
3,100	Otsuka Corp.	196,394
1,100	Oyo Corp.	9,394
37,000	Pacific Industrial Co. Ltd.	220,882
14,000	Pacific Metals Co. Ltd.	119,737
3,350	Pack Corp. (The)	56,609
2,000	Pal Co. Ltd.	69,639
46,000	PanaHome Corp.	296,467
900	Panasonic Electric Works Information Systems Co. Ltd.	23,575
10,500	Panasonic Electric Works SUNX Co. Ltd.	61,148
7,700	Paramount Bed Co. Ltd.	204,789
27,200	Parco Co. Ltd.	258,811
8,800	Paris Miki Holdings, Inc.	89,415
17,400	Park24 Co. Ltd.	187,822
10,000	Pasco Corp.	31,067
9	Pasona Group, Inc.	7,248
114,500	Penta-Ocean Construction Co. Ltd.	189,717
140	PGM Holdings KK	88,182
2,700	Pia Corp.(b)	27,303
2,900	Pigeon Corp.	88,293
54	Pilot Corp.	98,421
3,800	Piolax, Inc.	86,528
65,800	Pioneer Corp.(b)	283,787
5,400	Plenus Co. Ltd.	89,342
2,530	Point, Inc.	115,588
34,000	Press Kogyo Co. Ltd.(b)	169,006
15	Pressance Corp.	48,026
49,000	Prima Meat Packers Ltd.	59,101
5,100	Pronexus, Inc.	26,842
17,000	PS Mitsubishi Construction Co. Ltd.(b)	52,400
21,900	Raito Kogyo Co. Ltd.	58,699
14,000	Rasa Industries Ltd.(b)	17,227
77,840	Rengo Co. Ltd.	520,640
20,300	Renown, Inc.(b)	52,432

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
2,500	Resorttrust, Inc.	$42,063
3,000	Rheon Automatic Machinery Co. Ltd.	7,639
37,000	Rhythm Watch Co. Ltd.	61,306
12,300	Ricoh Leasing Co. Ltd.	348,410
5,400	Right On Co. Ltd.	27,829
29,000	Riken Corp.	133,906
9,000	Riken Keiki Co. Ltd.	84,211
15,000	Riken Technos Corp.	56,104
2,600	Riken Vitamin Co. Ltd.	72,856
3,700	Ringer Hut Co. Ltd.	49,541
11,300	Riso Kagaku Corp.	188,196
698	Riso Kyoiku Co. Ltd.	42,945
4,100	Rock Field Co. Ltd.	64,987
18,000	Rohto Pharmaceutical Co. Ltd.	205,702
11,500	Roland Corp.	145,431
3,000	Roland DG Corp.	52,814
39,700	Round One Corp.	213,784
8,000	Royal Holdings Co. Ltd.	81,774
42,000	Ryobi Ltd.(b)	183,187
21,000	Ryoden Trading Co. Ltd.	146,857
2,300	Ryohin Keikaku Co. Ltd.	98,916
24,600	Ryosan Co. Ltd.	669,846
10,200	Ryoyo Electro Corp.	116,192
7,000	S Foods, Inc.	62,512
12,000	Sagami Co. Ltd.(b)	17,105
65,000	Saibu Gas Co. Ltd.	165,509
5,000	Saizeriya Co. Ltd.	98,562
46,000	Sakai Chemical Industry Co. Ltd.	242,105
5,000	Sakai Heavy Industries Ltd.	9,381
39,000	Sakai Ovex Co. Ltd.(b)	59,393
14,000	Sakata INX Corp.	73,173
9,100	Sakata Seed Corp.	132,154
5,000	Sala Corp.	27,534
2,200	San-A Co. Ltd.	87,378
32,000	San-Ai Oil Co. Ltd.	163,743
17,000	Sanden Corp.	81,396
6,000	Sanei-International Co. Ltd.	74,635
19,475	Sangetsu Co. Ltd.	467,419
44,000	San-In Godo Bank Ltd. (The)	329,678
15,700	Sanix, Inc.(b)	34,812
14,500	Sankei Building Co. Ltd. (The)	93,452
44,000	Sanken Electric Co. Ltd.	235,867
26,000	Sanki Engineering Co. Ltd.	177,388
50	Sanko Marketing Foods Co. Ltd.	49,647
14,000	Sanko Metal Industrial Co. Ltd.	29,678
30,600	Sankyo Seiko Co. Ltd.	113,333
63,000	Sankyo-Tateyama Holdings, Inc.(b)	86,732
59,000	Sankyu, Inc.	260,210
20,600	Sanoh Industrial Co. Ltd.	202,035
9,400	Sanrio Co. Ltd.	255,958
18,800	Sanshin Electronics Co. Ltd.	162,164
6,000	Sansui Electric Co. Ltd.(b)	146

Shares		Value

JAPAN (continued)
2,400	Santen Pharmaceutical Co. Ltd.	$86,140
77,000	Sanwa Holdings Corp.	242,970
12,000	Sanyo Chemical Industries Ltd.	99,269
11,000	Sanyo Denki Co. Ltd.	77,997
48	Sanyo Housing Nagoya Co. Ltd.	49,825
26,000	Sanyo Shokai Ltd.	96,613
63,000	Sanyo Special Steel Co. Ltd.	389,912
173,300	Sapporo Hokuyo Holdings, Inc.	840,319
25,000	Sapporo Holdings Ltd.	110,867
34,000	Sasebo Heavy Industries Co. Ltd.	76,218
5,300	Sato Corp.	66,250
6,300	Sato Shoji Corp.	39,759
7,700	Satori Electric Co. Ltd.	57,788
2,600	Sawai Pharmaceutical Co. Ltd.	227,120
12,000	SAXA Holdings, Inc.(b)	23,099
9,920	SBI Holdings, Inc.	1,323,392
13,000	Scroll Corp.	57,334
1,600	Secom Joshinetsu Co. Ltd.	43,177
1,000	Secom Techno Service Co. Ltd.	33,248
4,000	Seibu Electric Industry Co. Ltd.	17,154
31,000	Seika Corp.	78,558
9,000	Seikagaku Corp.	98,026
20,400	Seiko Epson Corp.	338,509
19,000	Seiko Holdings Corp.(b)	64,583
100	Seiko PMC Corp.	386
78,000	Seino Holdings Corp.	541,667
19,300	Seiren Co. Ltd.	145,079
18,000	Sekisui Jushi Corp.	183,114
29,000	Sekisui Plastics Co. Ltd.	133,553
46,000	Senko Co. Ltd.	156,920
700	Senshu Electric Co. Ltd.	8,801
3,700	Senshukai Co. Ltd.	22,855
2,000	Shibaura Mechatronics Corp.(b)	7,700
17,000	Shibusawa Warehouse Co. Ltd. (The)	57,992
9,400	Shibuya Kogyo Co. Ltd.	92,534
120,000	Shiga Bank Ltd. (The)	660,819
68,000	Shikibo Ltd.	97,758
81,000	Shikoku Bank Ltd. (The)	261,513
21,000	Shikoku Chemicals Corp.	123,575
8,000	Shima Seiki Manufacturing Ltd.	189,766
25,249	Shimachu Co. Ltd.	567,549
52,000	Shimadzu Corp.	411,160
4,800	Shimizu Bank Ltd. (The)	211,404
600	Shimojima Co. Ltd.	7,500
11,300	Shin Nippon Air Technologies Co. Ltd.	70,350
7,000	Shin Nippon Biomedical Laboratories Ltd.	32,919
41,000	Shinagawa Refractories Co. Ltd.	139,364
29,000	Shindengen Electric Manufacturing Co. Ltd.(b)	152,985
20,200	Shin-Etsu Polymer Co. Ltd.	131,418
7,200	Shinkawa Ltd.	74,561

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
9,000	Shin-Keisei Electric Railway Co. Ltd.	$37,500
13,800	Shinko Electric Industries Co. Ltd.	155,519
8,500	Shinko Plantech Co. Ltd.	86,160
10,200	Shinko Shoji Co. Ltd.	88,728
7,000	Shinko Wire Co. Ltd.	11,940
8,000	Shin-Kobe Electric Machinery Co. Ltd.	100,682
58,000	Shinmaywa Industries Ltd.	252,973
31,500	Shinnihon Corp.	90,954
456,000	Shinsei Bank Ltd.(b)	522,222
22,000	Shinsho Corp.	55,750
900	Shinwa Co. Ltd. Nagoya	10,811
8,000	Ship Healthcare Holdings, Inc.	93,957
25,000	Shiroki Corp.	97,161
3,000	Shizuki Electric Co., Inc.	11,623
24,000	Shizuoka Gas Co. Ltd.	145,906
4,900	SHO-BOND Holdings Co. Ltd.	105,606
6,400	Shobunsha Publications, Inc.	50,448
18,000	Shochiku Co. Ltd.	132,237
500	Shofu, Inc.	4,617
34,000	Shoko Co. Ltd.	53,850
3,000	Showa Aircraft Industry Co. Ltd.	26,827
25,600	Showa Corp.(b)	191,813
363,600	Showa Denko KK	801,798
32,000	Showa Sangyo Co. Ltd.	94,737
400	Showa Shell Sekiyu KK	3,465
11,600	Siix Corp.	139,630
82	Simplex Technology, Inc.	41,859
23,000	Sinanen Co. Ltd.	107,322
4,000	Sinfonia Technology Co. Ltd.	13,694
37,000	Sintokogio Ltd.	371,442
777	SKY Perfect JSAT Holdings, Inc.	288,724
32,000	SMK Corp.	167,641
13,500	SNT Corp.	65,954
22,400	Sodick Co. Ltd.(b)	118,441
2,200	Soft99 Corp.	14,876
2,200	Sogo Medical Co. Ltd.	63,604
44,688	Sohgo Security Services Co. Ltd.	542,811
711,500	Sojitz Corp.	1,568,975
67	So-Net Entertainment Corp.	229,047
5,400	Soshin Electric Co. Ltd.	33,816
54,000	Sotetsu Holdings, Inc.	173,026
1,900	Space Co. Ltd.	12,431
200	SPK Corp	3,051
12,700	Square Enix Holdings Co. Ltd.	221,260
3,200	SRA Holdings, Inc.	35,945
57	SRI Sports Ltd.	62,986
2,700	ST Corp.	31,447
1,000	St. Marc Holdings Co. Ltd.	43,129
7,000	Star Micronics Co. Ltd.	75,560
26,000	Starzen Co. Ltd.	76,340
2,000	Stella Chemifa Corp.	92,714

Shares		Value

JAPAN (continued)
2,500	Studio Alice Co. Ltd.	$24,884
2,300	Sugi Holdings Co. Ltd.	54,530
3,400	Sugimoto & Co. Ltd.	29,742
4,800	Sumida Corp.	54,035
76,000	Sumikin Bussan Corp.	181,481
9,000	Suminoe Textile Co. Ltd.	21,382
8,200	Sumisho Computer Systems Corp.	134,069
76,000	Sumitomo Bakelite Co. Ltd.	450,000
9,200	Sumitomo Densetsu Co. Ltd.	37,437
20,100	Sumitomo Forestry Co. Ltd.	184,642
39,000	Sumitomo Light Metal Industries Ltd.(b)	49,415
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	9,006
156,000	Sumitomo Osaka Cement Co. Ltd.	344,006
12,500	Sumitomo Pipe & Tube Co. Ltd.	93,963
14,000	Sumitomo Precision Products Co. Ltd.	74,196
1,370	Sumitomo Real Estate Sales Co. Ltd.	70,269
36,300	Sumitomo Rubber Industries, Inc.	382,990
26,000	Sumitomo Seika Chemicals Co. Ltd.	119,737
80,000	Sumitomo Warehouse Co. Ltd. (The)	423,977
6,800	Sundrug Co. Ltd.	197,671
3,600	Sun-Wa Technos Corp.	30,395
45,000	Suruga Bank Ltd.	420,504
80,000	SWCC Showa Holdings Co. Ltd.(b)	90,643
62,000	SXL Corp.(b)	42,300
54	SysproCatena Corp.	62,566
4,600	T. Hasegawa Co. Ltd.	73,192
15,000	T. RAD Co. Ltd.	67,251
3,400	Tachibana Eletech Co. Ltd.	30,115
6,500	Tachi-S Co. Ltd.	113,085
57	Tact Home Co. Ltd.	69,722
40,000	Tadano Ltd.	208,090
12,000	Taihei Dengyo Kaisha Ltd.	98,392
41,000	Taihei Kogyo Co. Ltd.	191,813
266,000	Taiheiyo Cement Corp.(b)	343,519
11,800	Taiho Kogyo Co. Ltd.	124,929
16,700	Taikisha Ltd.	285,454
211,900	Taisei Corp.	505,999
700	Taisei Lamick Co., Ltd.	20,152
2,200	Taiyo Ink Manufacturing Co. Ltd.	73,199
45,000	Taiyo Yuden Co. Ltd.	681,469
1,600	Takachiho Koheki Co. Ltd.	18,265
11,000	Takagi Securities Co. Ltd.	12,865
8,500	Takamatsu Construction Group Co. Ltd.	113,395
4,500	Takano Co. Ltd.	27,029

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
20,000	Takaoka Electric Manufacturing Co. Ltd.	$116,715
49,000	Takara Holdings, Inc.	290,132
3,800	Takara Printing Co. Ltd.	30,509
56,000	Takara Standard Co. Ltd.	356,140
36,000	Takasago International Corp.	233,772
23,100	Takasago Thermal Engineering Co. Ltd.	190,811
26,000	Takashima & Co. Ltd.	42,446
91,000	Takashimaya Co. Ltd.	749,464
10,600	Takata Corp.	324,922
631	Take and Give Needs Co. Ltd.(b)	58,657
9,000	Takihyo Co. Ltd.	44,956
21,000	Takiron Co. Ltd.	76,243
28,000	Takisawa Machine Tool Co. Ltd.(b)	35,819
18,000	Takuma Co. Ltd.(b)	59,430
5,900	Tamron Co. Ltd.	120,545
25,000	Tamura Corp.	74,013
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	94,688
17,000	Tayca Corp.	71,248
18,000	TBK Co. Ltd.	104,825
1,200	Techno Ryowa Ltd.	6,067
13,400	Tecmo Koei Holdings Co. Ltd.	99,912
1,200	Teikoku Electric Manufacturing Co. Ltd.	27,895
5,800	Teikoku Piston Ring Co. Ltd.	64,020
7,000	Teikoku Sen-I Co. Ltd.	44,859
18,000	Teikoku Tsushin Kogyo Co. Ltd.	43,202
49,000	Tekken Corp.(b)	53,728
3,800	Temp Holdings Co. Ltd.	34,028
2,500	Tenma Corp.	26,438
26	T-GAIA Corp.	46,438
21,400	THK Co. Ltd.	556,901
1,000	Tigers Polymer Corp.	4,703
9,500	TKC Corp.	196,412
104,000	Toa Corp.	125,439
46,000	Toa Oil Co. Ltd.	58,845
34,000	Toa Road Corp.	53,436
25,000	Toabo Corp.	21,930
82,000	Toagosei Co. Ltd.	409,600
50,500	Tobishima Corp.(b)	14,151
15,000	Tobu Store Co. Ltd.	47,515
47,200	TOC Co. Ltd.	206,442
1,700	Tocalo Co. Ltd.	31,274
43,000	Tochigi Bank Ltd. (The)	209,552
113,000	Toda Corp.	433,662
15,000	Toda Kogyo Corp.	164,839
24,000	Toei Co. Ltd.	121,637
23,000	Toenec Corp.	127,217
118,000	Toho Bank Ltd. (The)	373,782
3,000	Toho Co. Ltd.	11,038
56,000	Toho Gas Co. Ltd.	287,232

Shares		Value

JAPAN (continued)
13,200	Toho Holdings Co. Ltd.	$178,348
13,100	Toho Real Estate Co. Ltd.	94,324
5,500	Toho Titanium Co. Ltd.	156,530
63,000	Toho Zinc Co. Ltd.	315,461
46,000	Tohoku Bank Ltd. (The)	75,097
14,000	Tohto Suisan Co. Ltd.	26,608
54,000	Tokai Carbon Co. Ltd.	316,447
13,000	Tokai Corp.	50,841
16,800	Tokai Rika Co. Ltd.	336,287
22,800	Tokai Rubber Industries, Inc.	303,333
97,000	Tokai Tokyo Financial Holdings	346,260
530	Token Corp.	21,115
16,000	Toko Electric Corp.	106,043
41,000	Toko, Inc.(b)	92,909
23,840	Tokushu Tokai Holdings Co. Ltd.	55,476
148,000	Tokuyama Corp.	775,341
24,200	Tokyo Broadcasting System Holdings, Inc.	328,151
10,000	Tokyo Dome Corp.(b)	24,123
7	Tokyo Electron Device Ltd.	16,886
13,000	Tokyo Energy & Systems, Inc.	87,110
14,600	Tokyo Individualized Educational Institute, Inc.	41,623
30,000	Tokyo Keiki, Inc.	45,687
8,000	Tokyo Kikai Seisakusho Ltd.(b)	7,407
30,700	Tokyo Ohka Kogyo Co. Ltd.	675,490
11,000	Tokyo Rakutenchi Co. Ltd.	39,401
69,000	Tokyo Rope Manufacturing Co. Ltd.	223,611
1,000	Tokyo Sangyo Co. Ltd.	3,216
11,900	Tokyo Seimitsu Co. Ltd.	191,084
66,500	Tokyo Steel Manufacturing Co. Ltd.	707,292
34,000	Tokyo Style Co. Ltd.	263,865
162,000	Tokyo Tatemono Co. Ltd.	744,079
6,800	Tokyo Tatemono Real Estate Sales Co. Ltd.	26,179
25,000	Tokyo Tekko Co. Ltd.	69,444
23,000	Tokyo Theaters Co., Inc.	34,186
19,200	Tokyo Tomin Bank Ltd. (The)	261,287
32,000	Tokyotokeiba Co. Ltd.	48,733
2,300	Tokyu Community Corp.	69,745
20,080	Tokyu Construction Co. Ltd.	58,469
174,000	Tokyu Land Corp.	892,471
16,000	Toli Corp.	28,850
32,000	Tomato Bank Ltd.	58,480
4,000	Tomen Devices Corp.	106,238
5,600	Tomen Electronics Corp.	96,267
14,900	Tomoe Corp.	45,927
2,500	Tomoe Engineering Co. Ltd.	39,870
2,000	Tomoegawa Co. Ltd.(b)	6,676
42,000	Tomoku Co. Ltd.	124,342
4,800	Tomony Holdings, Inc.(b)	19,708
5,100	Tomy Co. Ltd.	42,314

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
30,000	Tonami Holdings Co. Ltd.	$58,480
30,000	Tonichi Carlife Group(b)	33,991
19,600	Topcon Corp.	104,829
12,100	Toppan Forms Co. Ltd.	119,703
19,600	Topre Corp.	153,304
57,000	Topy Industries Ltd.	160,417
18	Toridoll Corp.	26,031
8,800	Torigoe Co. Ltd. (The)	76,657
5,800	Torii Pharmaceutical Co. Ltd.	127,334
5,000	Torishima Pump Manufacturing Co. Ltd.	99,232
185	Tosei Corp.	89,818
67,000	Toshiba Machine Co. Ltd.	357,529
17,000	Toshiba Plant Systems & Services Corp.	248,745
76,000	Toshiba TEC Corp.	359,259
23,000	Tosho Printing Co. Ltd.(b)	40,631
211,000	Tosoh Corp.	683,796
24,000	Totetsu Kogyo Co. Ltd.	188,889
38,000	TOTO Ltd.	271,296
34,000	Tottori Bank Ltd. (The)	72,490
5,300	Touei Housing Corp.	84,330
137,000	Towa Bank Ltd. (The)	148,550
5,500	Towa Corp.(b)	44,560
2,000	Towa Pharmaceutical Co. Ltd.	109,649
48,000	Toyo Construction Co. Ltd.	26,316
11,900	Toyo Corp.	122,219
6,000	Toyo Electric Manufacturing Co. Ltd.	36,477
70,000	Toyo Engineering Corp.	264,376
112,000	Toyo Ink Manufacturing Co. Ltd.	581,287
36,000	Toyo Kanetsu K K	65,789
37,000	Toyo Kohan Co. Ltd.	232,602
21,000	Toyo Securities Co. Ltd.	34,539
19,000	Toyo Suisan Kaisha Ltd.	405,324
1,800	Toyo Tanso Co. Ltd.	98,465
83,000	Toyo Tire & Rubber Co. Ltd.	205,275
20,000	Toyo Wharf & Warehouse Co. Ltd.	32,651
91,000	Toyobo Co. Ltd.	167,410
31,600	Toyota Auto Body Co. Ltd.	592,885
400	Trancom Co. Ltd.	7,627
8,000	Transcosmos, Inc.	78,752
9,100	Trusco Nakayama Corp.	146,345
12,700	TS Tech Co. Ltd.	256,538
26,000	Tsubakimoto Chain Co.	146,979
6,000	Tsubakimoto Kogyo Co. Ltd.	16,813
28,000	Tsudakoma Corp.(b)	60,721
34,000	Tsugami Corp.	243,567
11,000	Tsukishima Kikai Co. Ltd.	92,605
42,033	Tsukuba Bank Ltd.(b)	148,508
12,400	Tsumura & Co.	390,068
3,800	Tsuruha Holdings, Inc.	182,870
4,000	Tsurumi Manufacturing Co. Ltd.	28,021
4,300	Tsutsumi Jewelry Co. Ltd.	116,825

Shares		Value

JAPAN (continued)
8,000	Tsuzuki Denki Co. Ltd.	$50,195
111	TV Asahi Corp.	184,053
2,900	TV Tokyo Holdings Corp.(b)	40,984
149,000	Ube Industries Ltd.	448,380
13,000	Ube Material Industries Ltd.	40,229
29,000	Uchida Yoko Co. Ltd.	105,288
2,400	Ulvac, Inc.	61,579
36,000	Uniden Corp.(b)	115,789
14,600	Unihair Co Ltd.(b)	147,459
3,000	Union Tool Co.	73,282
6,300	Unipres Corp.	127,259
5,600	United Arrows Ltd.	84,737
67,000	Unitika Ltd.(b)	62,037
3,600	Universe Co. Ltd.	53,596
88,300	UNY Co. Ltd.	854,169
18,100	U-Shin Ltd.	146,202
18,900	Ushio, Inc.	382,928
4,170	USS Co. Ltd.	334,291
8,800	Utoc Corp.	28,304
16,200	Valor Co. Ltd.	143,882
20,600	Vital KSK Holdings, Inc.	170,914
37,000	Wacoal Holdings Corp.	495,407
44	Wacom Co. Ltd.	73,280
33,000	Wakachiku Construction Co. Ltd.(b)	17,690
3,600	Warabeya Nichiyo Co. Ltd.	44,079
3,400	Watabe Wedding Corp.	37,943
5,500	WATAMI Co. Ltd.	114,650
3,000	Weathernews, Inc.	68,238
15,000	Wood One Co. Ltd.	51,535
14,500	Xebio Co. Ltd.	331,408
3,500	YAC Co. Ltd.	29,252
6,800	Yachiyo Bank Ltd. (The)	218,465
11,000	Yahagi Construction Co.	65,400
3,500	Yaizu Suisankagaku Industry Co. Ltd.	36,586
2,800	YAMABIKO Corp.	30,565
108,000	Yamagata Bank Ltd. (The)	505,263
119,000	Yamaguchi Financial Group, Inc.	1,194,639
79,900	Yamaha Corp.	980,255
5,700	Yamaichi Electronics Co. Ltd.(b)	29,306
71,000	Yamanashi Chuo Bank Ltd. (The)	358,114
12,400	Yamatake Corp.	287,943
51,000	Yamatane Corp.	74,561
11,800	Yamato Kogyo Co. Ltd.	354,805
16,000	Yamazaki Baking Co. Ltd.	190,643
100	Yamazawa Co. Ltd.	1,419
18,200	Yamazen Corp.	96,898
2,500	Yaoko Co. Ltd.	75,323
34,000	Yaskawa Electric Corp.	367,422
3,600	Yasuda Warehouse Co. Ltd. (The)	22,325
13,300	Yellow Hat Ltd.	142,431

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
63,000	Yodogawa Steel Works Ltd.	$278,618
18,000	Yokogawa Bridge Holdings Corp.	116,228
75,500	Yokogawa Electric Corp.	606,171
29,700	Yokohama Reito Co. Ltd.	207,336
99,000	Yokohama Rubber Co. Ltd. (The)	505,373
6,700	Yokowo Co. Ltd.	53,711
5,000	Yomeishu Seizo Co. Ltd.	48,733
3,000	Yondenko Corp.	13,304
6,500	Yonekyu Corp.	53,216
3,500	Yonex Co. Ltd.	24,903
8,300	Yorozu Corp.	158,254
124	Yoshinoya Holdings Co. Ltd.	162,100
65,000	Yuasa Trading Co. Ltd.(b)	78,399
27,000	Yuken Kogyo Co. Ltd.	58,882
3,600	Yukiguni Maitake Co. Ltd.	24,123
10,000	Yurtec Corp.	44,347
3,600	Yusen Air & Sea Service Co. Ltd.	50,132
2,640	Yushin Precision Equipment Co. Ltd.	53,778
1,600	Yushiro Chemical Industry Co. Ltd.	26,686
1,500	Zenrin Co. Ltd.	16,758
14,300	Zensho Co. Ltd.	147,216
72,000	Zeon Corp.	659,649
5,000	ZERIA Pharmaceutical Co. Ltd.	60,490
12,900	Zuken, Inc.	109,072

		204,718,035

LIECHTENSTEIN — 0.0%
2,872	Liechtensteinische Landesbank AG	228,178
2,609	Verwalt & Privat-Bank AG	309,542

		537,720

LUXEMBOURG — 0.0%
25,053	D’amico International Shipping SA(b)	34,130
6,151	Oriflame Cosmetics SA	296,408
58,357	Regus Plc	94,133

		424,671

MALAYSIA — 0.3%
61,000	Aeon Co. (Malaysia) Berhad	125,527
226,400	Affin Holdings Berhad	264,743
608,300	AirAsia Berhad(b)	546,407
418,000	Alliance Financial Group Berhad	434,179
45,800	Amway (Malaysia) Holdings Berhad	122,522
58,400	ANN JOO Resources Berhad	55,701
39,600	APM Automotive Holdings Berhad	67,261
132,200	Bandar Raya Developements Berhad	96,295

Shares		Value

MALAYSIA (continued)
32,000	Batu Kawan Berhad	$171,419
51,800	Berjaya Assets Berhad	13,705
651,400	Berjaya Corp. Berhad	231,921
10,900	Berjaya Media Berhad(b)	1,780
43,660	Berjaya Retail Berhad(b)	6,417
112,100	Berjaya Sports Toto Berhad	154,154
180,500	BIMB Holdings Berhad	83,131
222,440	Boustead Holdings Berhad	406,154
47,900	Bursa Malaysia Berhad	130,174
23,600	Cahya Mata Sarawak Berhad	20,967
75,100	Carlsberg Brewery-Malaysia Berhad	152,579
28,000	Chemical Co. of Malaysia Berhad	16,371
54,100	CSC Steel Holdings Berhad	30,394
295,832	Dialog Group Berhad	200,990
209,300	DRB-Hicom Berhad	129,894
313,100	Eastern & Oriental Berhad	122,724
82,400	ECM Libra Financial Group Berhad	20,994
79,400	EON Capital Berhad(b)	181,545
84,900	Evergreen Fibreboard Berhad	39,101
48,300	Faber Group Berhad	32,658
18,500	Fraser & Neave Holdings Berhad	90,642
401,500	Gamuda Berhad	499,662
48,100	Genting Plantations Berhad	132,760
152,700	Green Packet Berhad(b)	37,658
76,900	Guinness Anchor Berhad	240,634
31,600	Hai-O Enterprise Berhad	27,353
60,800	HAP Seng Consolidated Berhad	129,087
110,500	Hap Seng Plantations Holdings Berhad	115,499
23,550	Hartalega Holdings Berhad	43,077
54,100	Hong Leong Financial Group Berhad	155,152
51,500	Hong Leong Industries Berhad	89,829
303,000	IGB Corp. Berhad	209,819
522,840	IJM Corp. Berhad	1,118,603
120,100	IJM Land Berhad	112,588
97,200	IJM Plantations Berhad	94,295
14,400	Jerneh Asia Berhad	14,017
32,800	JT International Berhad	68,461
54,800	Keck Seng (Malaysia) Berhad	115,990
131,768	Kencana Petroleum Berhad	110,614
219,600	KFC Holdings Malaysia Berhad	250,336
66,900	Kian JOO CAN Factory Berhad	36,711
148,900	Kinsteel Berhad	45,475
276,800	KLCC Property Holdings Berhad	307,405
98,700	KNM Group Berhad(b)	90,592
93,750	KPJ Healthcare Berhad	115,140
73,600	Kulim Malaysia Berhad	312,527
26,500	Kumpulan Perangsang Selangor Berhad	11,512
60,000	Kurnia Asia Berhad(b)	7,349

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

MALAYSIA (continued)
64,100	Lafarge Malayan Cement Berhad	$164,359
157,800	Landmarks Berhad	80,923
97,400	Lingkaran Trans Kota Holdings Berhad	114,850
173,400	Lion Industries Corp. Berhad	113,278
14,400	LPI Capital Berhad	62,369
89,880	Mah Sing Group Berhad	69,872
69,800	Malaysia Airports Holdings Berhad	139,760
73,500	Malaysia Building Society	36,012
100,200	Malaysian Airline System Berhad(b)	65,785
64,800	Malaysian Bulk Carriers Berhad	58,207
12,000	Malaysian Pacific Industries	21,558
371,250	Malaysian Resources Corp. Berhad	266,781
9,600	MBM Resources Berhad	9,940
30,300	Media Prima Berhad	25,634
89,900	MK Land Holdings Berhad(b)	11,599
279,900	MMC Corp. Berhad	258,735
22,500	MNRB Holdings Berhad(b)	20,358
26,600	Mudajaya Group Berhad	45,180
55,500	Muhibbah Engineering M Berhad	31,181
475,000	Mulpha International Berhad(b)	87,661
58,700	NCB Holdings Berhad	71,901
4,700	Nestle Malaysia Berhad	68,623
104,800	Oriental Holdings Berhad	183,481
249,125	OSK Holdings Berhad	143,217
9,600	Paramount Corp. Berhad	14,393
78,159	Parkson Holdings Berhad	143,987
42,400	Pelikan International Corp. Berhad	17,727
106,300	POS Malaysia Berhad	118,053
34,700	Press Metal Berhad	26,182
147,300	Proton Holdings Berhad	203,040
10,900	QL Resources Berhad	20,223
48,100	Ranhill Berhad(b)	13,747
33,000	RCE Capital Berhad	5,821
1,346,000	Samling Global Ltd.	105,309
84,100	SapuraCrest Petroleum Berhad	101,090
3,700	Sarawak Oil Palms Berhad	4,435
334,500	Scomi Group Berhad(b)	39,880
75,100	Shangri-La Hotels (Malaysia) Berhad	65,006
28,400	Shell Refining Co. Federation of Malaya Berhad	100,186
151,100	SP Setia Berhad	316,858
91,200	Star Publications Malaysia Berhad	104,263
20,090	Subur Tiasa Holdings Berhad	14,437
150,100	Sunway City Berhad	211,312
153,500	Sunway Holdings Berhad	115,319
19,600	Supermax Corp. Berhad	28,169
61,920	Ta Ann Holdings Berhad	103,958
341,500	TA Enterprise Berhad	89,237

Shares		Value

MALAYSIA (continued)
195,360	TA Global Berhad(c)	$28,715
195,360	TA Global Berhad - Preferred Shares(b)	23,291
210,800	TAN Chong Motor Holdings Berhad	344,276
4,700	Tanjung Offshore Berhad(b)	2,487
19,900	TDM Berhad	19,760
179,900	Tebrau Teguh Berhad(b)	47,891
43,100	Telekom Malaysia Berhad	52,230
51,200	TH Plantations Berhad	33,113
484,800	Time dotCom Berhad(b)	115,598
120,960	Top Glove Corp. Berhad	197,155
275,400	Tradewinds Corp. Berhad(b)	81,410
20,800	Tradewinds Malaysia Berhad	46,335
10,900	TSH Resources Berhad	9,969
285,308	UEM Land Holdings Berhad(b)	251,619
121,600	UMW Holdings Berhad	285,977
52,000	Unico-Desa Plantations Berhad	18,854
176,280	Unisem (M) Berhad	122,069
15,000	United Malacca Berhad	34,199
38,700	United Plantations Berhad	209,838
105,875	Wah Seong Corp. Berhad	79,540
93,600	WCT Berhad	99,057
141,900	WTK Holdings Berhad	59,328
83,171	YNH Property Berhad	48,900
41,000	YTL Land & Development Berhad(b)	24,508
261,600	Zelan Berhad(b)	48,706
48,400	Zhulian Corp. Berhad	27,666

		14,868,881

MEXICO — 0.3%
134,100	Alfa SAB de CV - Series A	1,460,829
48,200	Alsea SAB de CV	54,633
82,600	Axtel SAB de CV - CPO Shares(b)	47,935
28,200	Bio Pappel SAB de CV(b)	27,105
141,400	Bolsa Mexicana de Valores Sab de CV	296,414
213,700	Carso Infraestructura y Construccion SAB de CV(b)	138,286
10,900	Cia Minera Autlan SAB de CV - Series B(b)	30,649
35,800	Compartamos SAB de CV(b)	72,302
231,700	Consorcio ARA SAB de CV	146,496
92,800	Controladora Comercial Mexicana SAB de CV(b)	116,966
158,600	Corp. GEO SAB de CV - Series B(b)	542,961
96,008	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	43,528
27,800	Corp. Moctezuma SAB de CV	65,770
4,000	Desarrolladora Homex SAB de CV(b)	20,345
10,900	El Puerto de Liverpool SAB de CV	75,476

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

MEXICO (continued)
241,200	Embotelladoras Arca SAB de CV	$1,288,415
247,450	Empresas ICA Sociedad Controladora SAB de CV(b)	627,243
32,900	Financiera Independencia SAB de CV	35,636
118,000	Genomma Lab Internacional SA de CV - Class B(b)	299,110
53,800	Gruma SAB de CV - Series B(b)	117,082
98,600	Grupo Aeroportuario del Centro Norte SAB de CV	187,511
260,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,022,475
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	853,284
76,400	Grupo Bimbo SAB de CV - Class A	648,937
120,492	Grupo Cementos de Chihuahua SAB de CV(b)	486,696
109,000	Grupo Continental SAB de CV	375,044
251,000	Grupo Financiero Banorte SAB de CV - Series O	1,117,303
52,600	Grupo Herdez SAB de CV	96,216
57,500	Grupo Industrial Maseca SAB de CV - Series B	56,879
13,500	Grupo Industrial Saltillo SAB de CV(b)	18,084
55,900	Grupo Simec SAB de CV - Series B(b)	153,678
250,800	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	357,665
138,400	Industrias CH SAB de CV - Series B(b)	541,917
35,200	Kimberly-Clark de Mexico SAB de CV	194,585
31,700	Megacable Holdings SAB de CV(b)	77,114
127,413	Mexichem SAB de CV	455,729
238,200	Organizacion Soriana SAB de CV - Series B	751,849
40,900	Promotora y Operadora de Infraestructura SAB de CV(b)	140,761
46,400	Qualitas Compania de Seguros SA de CV	42,342
254,600	TV Azteca SA de CV	168,740
155,800	Urbi Desarrollos Urbanos SAB de CV(b)	377,074

		13,631,064

MONACO — 0.0%
560	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	33,314

NETHERLANDS — 0.5%
47,325	Aalberts Industries NV	936,288
2,467	Accell Group	127,677

Shares		Value

NETHERLANDS (continued)
3,203	AMG Advanced Metallurgical Group NV(b)	$48,700
1,517	Amsterdam Commodities NV	21,590
5,838	Arcadis NV	136,362
16,551	ASM International NV(b)	599,945
16,212	BE Semiconductor Industries NV(b)	115,867
2,250	Beter BED Holding NV	63,152
8,719	BinckBank NV	151,847
37,246	Brit Insurance Holdings Plc.(b)	624,068
4,451	Brunel International	180,355
26,456	Crucell NV(b)	887,445
17,309	CSM NV	568,056
3,089	Delta Lloyd NV	77,925
5,369	Dockwise Ltd.(b)	151,995
7,220	Draka Holding(b)	179,418
679	Exact Holding NV	19,602
15,923	Fugro NV - CVA	1,283,206
1,355	Gamma Holding NV(b)	53,782
6,984	Grontmij NV CVA	157,202
4,313	Heijmans NV - CVA(b)	95,693
203	Hunter Douglas NV	10,795
16,720	Imtech NV	613,854
15,689	Kardan NV(b)	88,951
3,153	KAS Bank NV - CVA	49,407
2,351	Kendrion NV(b)	49,394
98,858	Koninklijke BAM Groep NV	644,544
22,259	Koninklijke Boskalis Westminster NV - CVA	1,070,924
74,944	Koninklijke DSM NV	4,437,352
16,601	Koninklijke Ten Cate NV	590,961
25,960	Koninklijke Wessanen NV(b)	98,099
6,355	Macintosh Retail Group NV	166,188
21,271	Mediq NV	389,960
16,817	Nutreco Holding NV	1,197,070
9,422	Ordina NV(b)	49,524
4,436	Punch Graphix NV(b)	18,464
56,767	Qiagen NV(b)	1,041,482
11,176	Qurius NV(b)	4,652
44,158	Randstad Holding NV(b)	2,410,498
65,436	SBM Offshore NV	1,559,792
11,287	Sligro Food Group NV	376,295
10,373	SNS Reaal(b)	51,526
10,085	Telegraaf Media Groep NV	206,911
15,287	TKH Group NV	373,604
52,513	TomTom NV(b)	518,602
6,421	Unit 4 Agresso NV	211,123
34,748	USG People NV(b)	732,659
12,312	Vopak	595,304
4,341	Wavin NV(b)	60,326
44,198	Wolters Kluwer NV	1,012,999

		25,111,435

NEW ZEALAND — 0.1%
191,194	Air New Zealand Ltd.	206,562

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

NEW ZEALAND (continued)
526,975	Auckland International Airport Ltd.	$910,933
78,622	Contact Energy Ltd.(b)	373,136
206	Ebos Group Ltd.	1,205
221,804	Fisher & Paykel Appliances Holdings Ltd.(b)	95,853
86,939	Fisher & Paykel Healthcare Corp. Ltd.	213,349
885	Freightways Ltd.	2,220
6,326	Hallenstein Glasson Holdings Ltd.	18,795
40,503	Infratil Ltd.	58,762
22,271	Mainfreight Ltd.	139,898
115,782	New Zealand Oil & Gas Ltd.	75,947
38,630	New Zealand Refining Co. Ltd. (The)	139,813
122,848	Nuplex Industries Ltd.	342,235
16,881	NZX Ltd.	22,797
87,243	PGG Wrightson Ltd.(b)	36,356
80,140	Pike River Coal Ltd.(b)(c)(d)	0
45,737	Port of Tauranga Ltd.	265,773
27,536	Pumpkin Patch Ltd.	30,174
255,446	Pyne Gould Corp. Ltd.	70,966
8,968	Rakon Ltd.(b)	8,166
7,938	Restaurant Brands New Zealand Ltd.	15,192
76,230	Ryman Healthcare Ltd.	141,184
15,128	Sanford Ltd.	58,371
16,636	Skellerup Holdings Ltd.	15,020
144,452	Sky City Entertainment Group Ltd.	365,633
85,261	Sky Network Television Ltd.	352,008
12,028	Steel & Tube Holdings Ltd.	21,349
100,538	Tower Ltd.	151,291
32,274	TrustPower Ltd.	180,318
49,480	Vector Ltd.	94,696
34,146	Warehouse Group Ltd. (The)	96,179

		4,504,181

NORWAY — 0.2%
33,046	ABG Sundal Collier Holding ASA	45,718
29,264	Acta Holding ASA(b)	12,211
7,009	Aker ASA - Class A	183,860
7,600	Aktiv Kapital ASA	65,533
34,500	Atea ASA	340,496
28,408	Austevoll Seafood ASA	224,297
4,953	Bonheur ASA	147,937
205,500	BW Offshore Ltd.(b)	526,613
18,293	BWG Homes ASA(b)	73,484
3,200	Camillo Eitzen & Co. ASA(b)	5,929
17,400	Cermaq ASA(b)	262,112
15,967	Det Norske Oljeselskap ASA(b)	78,240
136,848	DNO International ASA(b)	229,367
15,812	DOF ASA(b)	143,735
18,809	EDB Business Partner ASA(b)	48,851
186,473	Eitzen Chemical ASA(b)	41,005

Shares		Value

NORWAY (continued)
5,500	Ekornes ASA	$133,800
12,177	Electromagnetic GeoServices ASA(b)	26,882
124,425	Eltek ASA(b)	102,334
4,960	Farstad Shipping ASA	148,575
5,300	Fred Olsen Energy ASA	229,788
6,849	Ganger Rolf ASA	187,964
10,278	Grieg Seafood ASA	37,728
156,727	Kongsberg Automotive Holding ASA(b)	123,473
12,320	Kongsberg Gruppen ASA	273,048
2,756	Leroy Seafood Group ASA	87,804
18,616	Nordic Semiconductor ASA	72,525
42,179	Norske Skogindustrier ASA(b)	156,289
4,652	Norwegian Air Shuttle AS(b)	100,283
64,444	Norwegian Energy Co. AS(b)	210,893
718	Odfjell ASA - Class A(b)	6,434
12,488	Opera Software ASA	56,435
2,242	Panoro Energy ASA(b)	3,377
72,800	Petroleum Geo-Services ASA(b)	1,077,744
11,049	Pronova BioPharma A/S(b)	18,175
6,108	Q-Free ASA(b)	17,767
1,122	Rieber & Son ASA	9,616
355	Salmar ASA	3,965
18,600	Schibsted ASA	558,122
239,730	Sevan Marine ASA(b)	253,826
4,727	Solstad Offshore ASA	99,444
34,776	SpareBank 1 SMN	329,672
27,477	Subsea 7 SA	668,442
42,000	TGS Nopec Geophysical Co. ASA	989,750
24,200	Tomra Systems ASA	157,970
15,000	Veidekke ASA	133,757
3,119	Wilh Wilhelmsen Holding ASA Old	89,108

		8,794,378

PERU — 0.0%
7,654	Copeinca ASA	72,890
35,750	Hochschild Mining Plc	277,396

		350,286

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	929,329
327,000	Aboitiz Power Corp.	204,883
50,000	Atlas Consolidated Mining & Development(b)	17,724
28,970	Ayala Corp.	222,393
301,100	Ayala Land, Inc.	99,936
332,000	Banco de Oro Unibank, Inc.	380,799
253,432	Bank of The Philippine Islands	294,688
1,061,000	Benpres Holdings Corp.(b)	116,904
6,398	China Banking Corp.	62,117
255,600	DMCI Holdings, Inc.	194,773
1,767,500	Energy Development Corp.	231,064
80,000	Filinvest Development Corp.	8,309

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

PHILIPPINES (continued)
3,478,375	Filinvest Land, Inc.	$84,819
185,200	First Gen Corp.(b)	48,088
142,200	First Philippine Holdings Corp.	199,061
7,200	Globe Telecom, Inc.	125,338
186,300	International Container Terminal Services, Inc.	178,350
155,000	Jollibee Foods Corp.	262,475
127,000	Manila Water Co., Inc.	52,131
6,139,696	Megaworld Corp.	291,112
283,228	Metropolitan Bank & Trust	415,026
623,000	Pepsi-Cola Products Philippines, Inc.	30,243
62,740	Philippine National Bank(b)	69,979
40,000	Philweb Corp.	14,884
135,000	Rizal Commercial Banking Corp.	84,280
433,200	Robinsons Land Corp.	137,129
43,500	Security Bank Corp.	84,073
29,160	Semirara Mining Corp.	130,953
362,667	SM Development Corp.	64,689
102,600	Union Bank of Philippines	136,792
509,115	Universal Robina Corp.	401,177
1,823,000	Vista Land & Lifescapes, Inc.	111,957

		5,685,475

POLAND — 0.1%
10,888	Agora SA	91,013
5,810	Alchemia SA(b)	16,674
237	AmRest Holdings NV(b)	6,843
26,347	Asseco Poland SA	486,353
84,867	Bank Millennium SA(b)	147,497
38,229	Barlinek SA(b)	53,659
948,357	Bioton SA(b)	46,243
8,310	Bomi SA(b)	23,994
187,851	Boryszew SA(b)	130,200
6,112	Budimex SA	210,748
3,158	Ciech SA(b)(c)	26,398
1,142	ComArch SA(b)	35,798
1,000	Dom Development SA	16,370
72,881	Dom Maklerski IDMSA(b)	73,106
161,114	Echo Investment SA(b)	248,589
526	Elektrobudowa SA	29,404
2,276	Emperia Holding SA	84,820
14,216	Energomontaz Poludnie SA(b)	18,815
32,056	Eurocash SA	354,484
6,186	Farmacol SA(b)	80,795
955	Firma Oponiarska Debica SA	20,622
5,453	Gant Development SA(b)	31,375
78,846	Getin Holdings SA(b)	341,895
31,220	Getin Noble Bank SA(b)	65,351
1,518	Grupa Kety SA	67,146
28,088	Grupa Lotos SA(b)	403,542
22,232	Hydrobudowa Polska SA(b)	20,132
14,175	Impexmetal SA(b)	22,464
3,749	Koelner SA(b)	17,628
3,531	Kredyt Bank SA(b)	18,853

Shares		Value

POLAND (continued)
66,182	LC Corp. SA(b)	$34,807
350	LPP SA	243,866
19,185	MCI Management SA(b)	55,594
1,845	Mercor SA	12,640
31,131	MNI SA(b)	37,407
1,000	Mondi Swiecie SA(b)	27,167
5,058	Mostostal Zabrze SA(b)	4,809
557	Mostostal-Warszawa SA	9,659
27,549	Multimedia Polska SA(b)	91,154
115,441	Netia SA(b)	211,892
1,462	NFI Empik Media & Fashion SA	9,191
3,805	NG2 SA	84,816
12,374	Orbis SA(b)	155,583
2,298	PBG SA	163,277
136,733	Polimex Mostostal SA	183,349
3,033	Polnord SA	33,593
76,294	Polski Koncern Miesny Duda SA(b)	44,376
53,739	Polski Koncern Naftowy Orlen SA(b)	892,796
10,688	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	72,255
21,032	Rafako SA	84,973
1,702	Sygnity SA(b)	11,500
363,944	Synthos SA(b)	501,965
27,465	TVN SA	159,271
136	Zaklad Przetworstwa Hutniczego Stalprodukt SA	14,589
960	Zaklady Azotowe Pulawy SA	37,114
5,282	Zaklady Azotowe W Tarnowie- Moscicach SA(b)	64,941
1,000	Zaklady Chemiczne Police SA(b)	3,305
2,268	Zaklady Tluszczowe Kruszwica	53,715

		6,490,415

PORTUGAL — 0.1%
16,064	Altri SGPS SA(b)	72,910
123,013	Banco BPI SA	237,140
1,760,881	Banco Comercial Portugues SA	1,415,205
205,702	Banco Espirito Santo SA	833,645
24,668	BANIF SGPS SA	31,410
25,545	Brisa Auto-Estradas de Portugal SA	185,927
46,853	Cimpor Cimentos de Portugal SGPS SA	314,586
7,786	Corticeira Amorim SA(b)	12,046
27,299	Global Intelligent Technologies SGPS SA(b)	13,082
2,417	Impresa SGPS(b)	3,706
40,420	Inapa-Invest Particip Gesta(b)	21,362
46,823	Jeronimo Martins SGPS SA	707,749
1,206	Novabase SGPS SA	4,458
64,559	Portucel Empresa Produtora de Pasta e Papel SA	219,121
43,544	REN - Redes Energeticas Nacionais SA	152,027

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

PORTUGAL (continued)
16,547	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	$12,460
17,974	Semapa - Sociedade de Investimento e Gestao	219,489
235,754	Sonae	265,327
14,274	Sonae Capital SGPS SA(b)	8,404
27,821	Sonae Industria SGPS SA	68,754
54,730	Sonaecom - SGPS SA(b)	100,711
36,714	Teixeira Duarte SA	36,695
13,391	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	66,187

		5,002,401

SINGAPORE — 0.3%
59,000	Abterra Ltd.(b)	59,493
413,000	Allgreen Properties Ltd.	351,888
43,000	Armstrong Industrial Corp. Ltd.	13,949
688,000	Asia Food and Properties Ltd.(b)	209,740
80,000	Asiasons Capital Ltd.(b)	14,070
155,400	ASL Marine Holdings Ltd.	83,816
157,000	Ausgroup Ltd.	48,476
119,000	Baker Technology Ltd.	33,022
1,000	Ban Joo & Co. Ltd.(b)	47
136,000	Banyan Tree Holdings Ltd.(b)	116,939
88,000	Beyonics Technology Ltd.	14,445
127,000	Biosensors International Group Ltd.(b)	110,193
7,400	Bonvests Holdings Ltd.	6,363
58,000	Boustead Singapore Ltd.	48,964
39,000	Breadtalk Group Ltd.	20,730
66,000	Broadway Industrial Group Ltd.	49,785
28,000	Bukit Sembawang Estates Ltd.	104,182
28,000	Cerebos Pacific Ltd.	107,903
111,000	CH Offshore Ltd.	42,082
71,000	China Aviation Oil Singapore Corp. Ltd.	84,359
291,000	China Energy Ltd.(b)	36,395
29,000	China Merchants Holdings Pacific Ltd.	16,321
308,000	Chip Eng Seng Corp. Ltd.	104,729
166,000	Chuan Hup Holdings Ltd.(b)	32,440
351,000	ComfortDelgro Corp. Ltd.	433,503
184,000	Cosco Corp. Singapore Ltd.	313,546
6,950	Creative Technology Ltd.	20,807
317,000	CSC Holdings Ltd.	38,408
90,000	CSE Global Ltd.	88,642
98,000	CWT Ltd.	91,159
14,000	Ellipsiz Ltd.	1,532
15,600	Eu Yan Sang International Ltd.	9,085
123,000	Ezion Holdings Ltd.	64,418
117,400	Ezra Holdings Ltd.	150,501
175,000	Falcon Energy Group Ltd.	60,189
121,000	First Resources Ltd.	127,687
183,000	FJ Benjamin Holdings Ltd.	57,219
21,000	Fragrance Group Ltd.	6,976

Shares		Value

SINGAPORE (continued)
596,000	Freight Links Express Holdings Ltd.	$32,612
157,000	Gallant Venture Ltd.(b)	49,703
70,000	Goodpack Ltd.	119,831
15,000	GP Batteries International Ltd.	18,643
92,000	GP Industries Ltd.	42,070
77,666	Guocoland Ltd.	159,060
125,000	Guthrie GTS Ltd.	43,481
299,000	Healthway Medical Corp. Ltd.	35,058
61,000	Hiap Seng Engineering Ltd.	29,801
72,000	Hi-P International Ltd.	62,472
165,000	Ho Bee Investment Ltd.	189,596
201,000	Hong Fok Corp. Ltd.(b)	89,557
63,000	Hong Leong Asia Ltd.	136,903
112,600	Hotel Properties Ltd.	234,125
126,000	HTL International Holdings Ltd.	63,034
65,000	HupSteel Ltd.	11,432
56,000	Hwa Hong Corp. Ltd.	24,732
87,000	Hyflux Ltd.	151,653
94,000	Indofood Agri Resources Ltd.(b)	182,959
108,000	InnoTek Ltd.	48,542
156,000	Jaya Holdings Ltd.(b)	83,530
101,000	Jiutian Chemical Group Ltd.(b)	5,921
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
417,000	K1 Ventures Ltd.	48,894
19,000	Keppel Telecommunications & Transportation Ltd.	20,496
155,400	Kim Eng Holdings Ltd.	370,492
114,000	KS Energy Services Ltd.(b)	95,349
147,000	LC Development Ltd.	16,661
15,000	Lion Asiapac Ltd.	2,873
75,000	Lum Chang Holdings Ltd.	17,588
37,000	Manhattan Resources Ltd.(b)	36,153
6,000	Marco Polo Marine Ltd.(b)	1,923
274,000	Mercator Lines Singapore Ltd.	55,687
234,000	Metro Holdings Ltd.	155,476
121,000	Midas Holdings Ltd.	87,489
66,000	MobileOne Ltd.	126,397
25,000	Neptune Orient Lines Ltd.(b)	42,992
34,750	Novo Group Ltd.	13,446
25,000	NSL Ltd.	27,750
381,000	Oceanus Group Ltd.(b)	87,857
129,000	Orchard Parade Holdings Ltd.	159,322
32,000	OSIM International Ltd.	38,771
288,000	Otto Marine Ltd.	73,165
240,000	Overseas Union Enterprise Ltd.	620,965
21,000	Pan Pacific Hotels Group Ltd.	26,429
60,000	Petra Foods Ltd.	75,041
21,000	PSC Corp. Ltd.	4,514
101,000	QAF Ltd.	48,949
493,627	Raffles Education Corp. Ltd.(b)	117,686
56,000	Raffles Medical Group Ltd.	94,552
121,000	Rotary Engineering Ltd.	94,110
154,000	Roxy-Pacific Holdings Ltd.	54,772

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SINGAPORE (continued)
43,000	SBS Transit Ltd.	$70,922
125,142	SC Global Developments Ltd.	150,644
100,500	Sim Lian Group Ltd.	36,137
158,000	Singapore Airport Terminal Services Ltd.	343,344
70,000	Singapore Land Ltd.	415,852
267,000	Singapore Post Ltd.	246,275
174,000	Singapore Reinsurance Corp. Ltd.	38,763
206,000	Sinomem Technology Ltd.	82,928
234,000	Smb United Ltd.	42,984
133,000	SMRT Corp. Ltd.	212,085
711,000	Spice I2I Ltd.	44,462
425,000	Stamford Land Corp. Ltd.	209,294
101,000	StarHub Ltd.	201,321
100,000	Straits Asia Resources Ltd.	203,236
198,000	Sunningdale Tech Ltd.	28,633
115,000	Super Coffeemix Manufacturing Ltd.	131,244
167,000	Swiber Holdings Ltd.(b)	124,013
85,000	Swissco Holdings Ltd.(b)	22,923
124,000	Tat Hong Holdings Ltd.	89,174
102,000	Tiong Woon Corp. Holding Ltd.	32,690
259,143	Tuan Sing Holdings Ltd.	60,770
132,000	UMS Holdings Ltd.	59,329
130,627	United Engineers Ltd.	255,270
91,000	United Envirotech Ltd.	32,365
420,000	United Industrial Corp. Ltd.	919,253
134,000	UOB-Kay Hian Holdings Ltd.	189,588
302,000	UOL Group Ltd.	1,118,956
107,000	Venture Corp. Ltd.	810,467
20,000	WBL Corp. Ltd.	65,817
206,812	Wheelock Properties (S) Ltd.	307,155
325,000	Wing Tai Holdings Ltd.	416,634
174,000	Yanlord Land Group Ltd.	209,458
300,000	Yongnam Holdings Ltd.	65,661

		14,842,164

SOUTH AFRICA — 0.6%
31,857	Adcock Ingram Holdings Ltd.	249,459
10,221	Adcorp Holdings Ltd.	38,810
114,293	Advtech Ltd.	90,611
32,497	Aeci Ltd.	361,819
199,986	Afgri Ltd.	197,490
357,024	African Bank Investments Ltd.	1,812,494
29,037	African Oxygen Ltd.	82,389
44,678	African Rainbow Minerals Ltd.	1,308,073
13,164	Allied Electronics Corp. Ltd.	50,351
21,133	Allied Technologies Ltd.	188,117
6,868	ArcelorMittal South Africa Ltd.	78,330
13,959	Argent Industrial Ltd.	17,959
65,464	Aspen Pharmacare Holdings Ltd.(b)	775,762
76,805	AST Group Ltd.	7,691
10,760	Astral Foods Ltd.	188,568
138,030	Aveng Ltd.	729,914

Shares		Value

SOUTH AFRICA (continued)
128,958	AVI Ltd.	$538,091
14,955	Avuza Ltd.	46,593
83,394	Barloworld Ltd.	804,044
33,933	Basil Read Holdings Ltd.	51,916
5,169	Bell Equipment Ltd.(b)	8,462
71,368	Blue Label Telecoms Ltd.	63,032
26,184	Brait SA	83,398
70,583	Business Connexion Group Ltd.	60,866
4,646	Capitec Bank Holdings Ltd.	98,877
2,456	Cashbuild Ltd.	30,894
57,968	Caxton and CTP Publishers and Printers Ltd.	120,536
68,529	Central Rand Gold Ltd.(b)	2,975
2,787	Ceramic Industries Ltd.	56,595
149,558	Cipla Medpro South Africa Ltd.	148,315
7,765	City Lodge Hotels Ltd.	77,156
60,117	Clicks Group Ltd.	331,533
26,833	Coronation Fund Managers Ltd.	65,163
96,931	DataTec Ltd.	473,347
74,687	Discovery Holdings Ltd.	391,315
12,341	Distell Group Ltd.	128,735
14,692	Distribution and Warehousing Network Ltd.(b)	17,165
22,445	DRDGOLD Ltd.	10,302
5,080	EOH Holdings Ltd.	11,800
1,947	Famous Brands Ltd.	10,236
52,310	First Uranium Corp.(b)	54,851
52,648	Foschini Ltd.	582,077
1,899	Freeworld Coatings Ltd	3,016
46,017	Gold Reef Resorts Ltd.	117,127
132,898	Grindrod Ltd.	297,598
18,873	Group Five Ltd.	84,288
120,087	Harmony Gold Mining Co. Ltd.	1,291,272
4,521	Highveld Steel and Vanadium Corp. Ltd.(b)	55,398
11,337	Hudaco Industries Ltd.	133,715
29,518	Hulamin Ltd.(b)	35,062
36,047	Iliad Africa Ltd.	38,856
72,894	Illovo Sugar Ltd.	269,180
89,921	Imperial Holdings Ltd.	1,363,495
23,493	Investec Ltd.	176,677
63,657	JD Group Ltd.	460,400
20,387	JSE Ltd.	226,845
42,998	Lewis Group Ltd.	454,515
49,027	Liberty Holdings Ltd.	491,787
57,900	Life Healthcare Group Holdings Ltd.	118,784
31,505	Massmart Holdings Ltd.	627,931
113,743	Medi-Clinic Corp. Ltd.	458,785
564,223	Merafe Resources Ltd.	117,714
18,158	Metair Investments Ltd.	31,569
149,656	Metorex Ltd.(b)	114,067
335,488	MMI Holdings Ltd.	765,257
94,815	Mondi Ltd.	748,919
38,782	Mr. Price Group Ltd.	306,707
24,923	Murray & Roberts Holdings Ltd.	107,807

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
141,978	Mvelaphanda Group Ltd.(b)	$62,599
35,543	Mvelaserve Ltd.(b)	62,783
45,143	Namakwa Diamonds Ltd.(b)	40,856
212,199	Nampak Ltd.	678,529
220,953	Netcare Ltd.	444,073
41,870	Northam Platinum Ltd.	249,889
7,602	Oceana Group Ltd.	38,688
18,400	Omnia Holdings Ltd.(b)	189,381
6,182	Palabora Mining Co. Ltd.	107,479
69,851	Peregrine Holdings Ltd.	107,840
40,441	Petmin Ltd.	16,537
35,703	Pick’n Pay Stores Ltd.	210,302
14,369	Pioneer Foods Ltd.(b)	109,920
81,073	Pretoria Portland Cement Co. Ltd.	351,817
37,055	PSG Group Ltd.	196,878
17,740	Raubex Group Ltd.	53,543
44,776	Reunert Ltd.	398,576
10,734	Santam Ltd.	186,247
188,014	Sappi Ltd.(b)	948,209
76,531	Sentula Mining Ltd.(b)	28,314
77,113	Simmer & Jack Mines Ltd.(b)	10,082
38,542	Spar Group Ltd. (The)	484,392
6,507	Stefanutti Stocks Holdings Ltd.	10,498
575,210	Steinhoff International Holdings Ltd.(b)	1,895,299
10,441	Sun International Ltd.	149,940
1,043,810	Super Group Ltd.(b)	107,433
152,774	Telkom SA Ltd.	747,535
40,281	Tiger Brands Ltd.	1,042,076
19,132	Tongaat Hulett Ltd.	282,466
24,146	Trencor Ltd.	120,566
62,145	Truworths International Ltd.	551,372
9,852	Wesizwe(b)	3,248
11,742	Wilson Bayly Holmes-Ovcon Ltd.	200,878
191,832	Woolworths Holdings Ltd.	627,011
119,287	Zeder Investments Ltd.	43,303

		30,101,441

SOUTH KOREA — 1.2%
1,590	Aekyung Petrochemical Co. Ltd.(b)	52,253
487	Amorepacific Corp.(b)	472,103
1,340	Asia Cement Co. Ltd.(b)	54,374
28,250	Asiana Airlines(b)	284,692
3,620	Auk Corp.(b)	15,722
2,450	Basic House Co. Ltd (The)(b)	41,951
2,320	Binggrae Co. Ltd.(b)	114,210
5,770	BNG Steel Co. Ltd.(b)	68,182
640	Boryung Pharmaceutical Co. Ltd.(b)	17,779
3,031	Bukwang Pharmaceutical Co. Ltd.	34,870
48,140	Busan Bank	579,586
3,780	Capro Corp.(b)	84,951

Shares		Value

SOUTH KOREA (continued)
10,827	Cheil Industries, Inc.	$1,158,691
14,330	Cheil Worldwide, Inc.	181,473
78,591	Chin Hung International, Inc.(b)	32,031
3,870	Chong Kun Dang Pharm Corp.(b)	83,868
2,698	Choongwae Pharmaceutical Corp.(b)	34,047
1,050	CJ CGV Co. Ltd.	24,113
2,617	CJ CheilJedang Corp.	449,275
9,547	CJ Corp.	642,824
313	Crown Confectionery Co. Ltd.(b)	35,311
594	Dae Han Flour Mills Co. Ltd.(b)	90,056
16,020	Dae Won Kang Up Co. Ltd.(b)	65,292
20,010	Daechang Co. Ltd.(b)	31,943
160	Daeduck Electronics Co.(b)	1,120
52,250	Daegu Bank	722,264
3,810	Daegu Department Store	43,153
5	Daehan Synthetic Fiber Co. Ltd.	410
1,170	Daekyo Co. Ltd.	6,344
17,856	Daelim Industrial Co. Ltd.(b)	1,982,585
9,090	Daesang Corp.(b)	59,746
1,820	Daesang Holdings Co. Ltd.(b)	4,837
58	Daesung Group Holdings Co. Ltd.(b)	4,588
2,610	Daesung Holdings Co. Ltd.(b)	34,915
49,915	Daewoo Engineering & Construction Co. Ltd.(b)	614,311
11,772	Daewoo International Corp.	398,419
29,200	Daewoo Securities Co. Ltd.	682,279
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	1,089,524
820	Daewoong Co. Ltd.	12,651
1,014	Daewoong Pharmaceutical Co. Ltd.	38,162
23,440	Daishin Securities Co. Ltd.	334,469
12,680	Daou Technology, Inc.(b)	105,620
1,110	Dong Ah Tire & Rubber Co. Ltd.(b)	8,414
6,451	Dong IL Rubber Belt Co. Ltd.	35,034
7,130	Dong Yang Gang Chul Co. Ltd.(b)	34,210
1,219	Dong-A Pharmaceutical Co. Ltd.(b)	123,389
5,230	Dongaone Co. Ltd.(b)	18,167
880	Dongbu Corp.(b)	7,016
4,886	Dongbu HiTek Co. Ltd.(b)	48,368
6,260	Dongbu Insurance Co. Ltd.	253,459
12,350	Dongbu Securities Co. Ltd.	82,495
11,900	Dongbu Steel Co. Ltd.(b)	104,323
387	Dong-IL Corp.(b)	22,089
603	Dongil Industries Co. Ltd.(b)	40,602
23,402	Dongkuk Steel Mill Co. Ltd.	749,248
443	Dongwon F&B Co. Ltd.(b)	19,240
96	Dongwon Industries Co. Ltd.	13,142
31,570	Dongwon Systems Corp.(b)	43,781

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
10,510	Dongyang Mechatronics Corp.	$124,193
5,040	Doosan Corp.	750,629
1,640	Doosan Engineering & Construction Co. Ltd.	8,922
19,030	Doosan Infracore Co. Ltd.(b)	507,444
2,800	Duzonbizon Co. Ltd.(b)	34,210
270	E1 Corp.	12,449
212,090	Eugene Investment & Securities Co. Ltd.(b)	141,671
6,030	Foosung Co. Ltd.(b)	24,576
1,729	Fursys, Inc.(b)	39,243
1,390	Global & Yuasa Battery Co. Ltd.(b)	44,627
1,687	Glovis Co. Ltd.(b)	234,703
517	Green Cross Corp. South Korea(b)	57,634
60	Green Cross Holdings Corp.(b)	6,960
14,726	GS Engineering & Construction Corp.(b)	1,562,824
31,190	GS Holdings Corp.(b)	2,317,067
281	Gwangjushinsegae Co. Ltd.	45,610
8,870	Halla Climate Control(b)	140,015
880	Halla Engineering & Construction(b)	16,873
8,700	Handsome Co. Ltd.(b)	148,194
138	Hanil Cement Co. Ltd.(b)	6,941
7,160	Hanil E-Wha Co. Ltd.(b)	39,717
19,366	Hanjin Heavy Industries & Construction Co. Ltd.(b)	663,207
1,420	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	18,743
13,023	Hanjin Shipping Co. Ltd.	429,725
4,926	Hanjin Shipping Holding Co. Ltd.	72,267
4,620	Hanjin Transportation Co. Ltd.(b)	137,409
18,260	Hankook Tire Co. Ltd.	450,271
1,720	Hankuk Paper Manufacturing Co. Ltd.(b)	39,192
382	Hanmi Pharm Co. Ltd.(b)	11,362
3,220	Hansol Chemical Co. Ltd.(b)	47,383
12,040	Hansol CSN(b)	21,368
9,910	Hansol Paper Co.	84,668
916	Hansol Technics Co. Ltd.(b)	48,034
1,160	Hanssem Co. Ltd.(b)	14,897
33,385	Hanwha Chemical Corp.(b)	1,204,337
20,740	Hanwha Corp.(b)	1,056,144
5,230	Hanwha General Insurance Co. Ltd.(b)	44,683
32,683	Hanwha Securities Co.	251,542
2,720	Hanyang Securities Co. Ltd.	22,317
212	Hite Brewery Co. Ltd.(b)	21,175
8,796	HMC Investment Securities Co. Ltd.(b)	199,642
6,664	Honam Petrochemical Corp.	2,145,460
7,930	Hotel Shilla Co. Ltd.	200,495

Shares		Value

SOUTH KOREA (continued)
1,630	HS R&A Co. Ltd.(b)	$32,853
4,768	Huchems Fine Chemical Corp.	82,918
1,690	Husteel Co. Ltd.(b)	27,129
3,340	Hwa Shin Co. Ltd.(b)	38,723
10,880	Hyosung Corp.(b)	892,678
530	Hyundai Corp.(b)	13,613
3,392	Hyundai Department Store Co. Ltd.(b)	396,283
4,090	Hyundai Engineering Plastics Co. Ltd.(b)	16,906
19,620	Hyundai H&S Co. Ltd.(b)	182,849
15,170	Hyundai Hysco(b)	354,458
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	223,676
6,537	Hyundai Merchant Marine Co. Ltd.(b)	195,591
5,244	Hyundai Mipo Dockyard	961,065
41,351	Hyundai Securities Co.	521,820
1,210	Il Dong Pharmaceutical Co. Ltd.	42,193
2,700	Iljin Display Co. Ltd.(b)	26,969
8,890	Iljin Electric Co. Ltd.(b)	78,887
597	Ilshin Spinning Co. Ltd.	53,508
740	Ilyang Pharmaceutical Co. Ltd.(b)	16,532
4,670	IS Dongseo Co. Ltd.(b)	79,131
3,810	ISU Chemical Co. Ltd.(b)	72,714
10,380	IsuPetasys Co. Ltd.(b)	35,270
5,470	Jahwa Electronics Co. Ltd.(b)	26,001
4,110	Jeil Pharmaceutical Co.(b)	41,052
24,088	Jeonbuk Bank(b)	143,931
2,850	Jinheung Mutual Savings Bank Co. Ltd.(b)	8,070
22,940	Kangwon Land, Inc.(b)	530,895
10,226	KC Tech Co. Ltd.(b)	62,744
2,931	KCC Corp.	891,350
2,260	Keangnam Enterprises Ltd.(b)	21,364
3,590	KG Chemical Corp.	29,679
4,270	Kic Ltd.(b)	16,032
5,600	Kishin Corp.	26,919
2,994	KISWIRE Ltd.(b)	97,192
2,280	Kiwoom Securities Co. Ltd.	125,458
1,846	Kolon Corp.(b)	50,212
1,416	Kolon Industries, Inc.(b)	88,019
800	Korea Airport Service Co. Ltd.(b)	35,602
3,160	Korea Circuit Co. Ltd.(b)	19,924
2,230	Korea Electric Terminal Co. Ltd.	38,681
2,137	Korea Express Co. Ltd.(b)	211,546
3,700	Korea Gas Corp.(b)	138,259
24,360	Korea Investment Holdings Co. Ltd.	1,094,929
1,760	Korea Kolmar Co. Ltd.	11,348
2,220	Korea Kumho Petrochemical Co.(b)	287,077
1,564	Korea Petrochemical Industries Co. Ltd.	158,311

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
1,520	Korea Plant Service & Engineering Co. Ltd.(b)	$69,812
2,018	Korea Zinc Co. Ltd.(b)	534,510
8,328	Korean Airlines Co. Ltd.	539,950
16,337	Korean Reinsurance Co.	177,750
15,990	KP Chemical Corp.	407,843
690	KPX Chemical Co. Ltd.	35,014
779	KPX Fine Chemical Co. Ltd.	33,833
26,210	KTB Securities Co. Ltd.(b)	116,055
1,910	Kukdo Chemical Co. Ltd.(b)	97,093
1,420	Kumho Electric Co. Ltd.(b)	48,756
47,140	Kumho Investment Bank	35,230
3,030	Kumho Tire Co., Inc.(b)	38,912
23,900	Kwang Dong Pharmaceutical Co. Ltd.(b)	65,329
2,130	Kyeryong Construction Industrial Co. Ltd.(b)	33,813
8,812	Kyobo Securities Co.	66,799
17,150	Kyung-In Synthetic Corp.(b)	46,037
3,960	LG Fashion Corp.(b)	112,835
1,372	LG Household & Health Care Ltd.	497,997
669	LG InnoTek Co. Ltd.	83,826
6,779	LG International Corp.	233,363
1,400	LG Life Sciences Ltd.(b)	58,619
75,390	LG Telecom Ltd.	440,386
6,640	LIG Insurance Co. Ltd.	158,702
2,710	Livart Furniture Co. Ltd.(b)	17,353
283	Lotte Chilsung Beverage Co. Ltd.(b)	223,614
399	Lotte Confectionary Co. Ltd.(b)	504,577
6,810	Lotte Midopa Co. Ltd.(b)	101,424
3,810	Lotte Non-Life Insurance Co. Ltd.	25,722
406	Lotte Samkang Co. Ltd.	93,417
4,018	LS Corp.(b)	367,292
2,270	LS Industrial Systems Co. Ltd.	154,667
14,982	Macquarie Korea Infrastructure Fund	64,134
10,540	Meritz Fire & Marine Insurance Co. Ltd.	97,758
107,100	Meritz Securities Co. Ltd.(b)	100,290
292	Mi Chang Oil Industrial Co. Ltd.(b)	13,203
11,189	Mirae Asset Securities Co. Ltd.	499,928
9,680	Moorim P&P Co. Ltd.	120,860
3,910	Moorim Paper Co. Ltd.(b)	30,093
8,590	Motonic Corp.	58,911
2,166	NCSoft Corp.(b)	371,850
730	Nexen Corp.(b)	39,843
6,560	Nexen Tire Corp.	66,694
12,657	NH Investment & Securities Co. Ltd.	110,846
2,080	NK Co. Ltd.(b)	23,095
930	Nong Shim Co. Ltd.	169,611
640	Nong Shim Holdings Co. Ltd.(b)	31,335

Shares		Value

SOUTH KOREA (continued)
26,120	ON*Media Corp.(b)	$118,801
522	Orion Corp.(b)	195,058
563	Ottogi Corp.	64,770
1,695	Pacific Corp.(b)	284,188
9,216	Poongsan Corp.(b)	363,281
2,723	Poongsan Holdings Corp.	93,009
3,300	Pusan City Gas Co. Ltd.(b)	58,860
2,920	S&T Daewoo Co. Ltd.(b)	86,196
9,961	S&T Dynamics Co. Ltd.(b)	181,666
2,720	S&T Holdings Co. Ltd.(b)	34,567
1,120	S1 Corp. Korea	53,838
1,110	Sajo Industries Co. Ltd.(b)	56,327
4,340	Sam Young Electronics Co. Ltd.(b)	43,350
2,150	Sambu Construction Co. Ltd.(b)	34,034
480	Samchully Co. Ltd.(b)	45,590
4,310	Samick Thk Co. Ltd.	25,330
5,500	Samjin Pharmaceutical Co. Ltd.(b)	51,012
670	SamkwangGlass Co. Ltd.(b)	39,018
4,567	Samsung Engineering Co. Ltd.	802,371
3,667	Samsung Fine Chemicals Co. Ltd.	267,184
23,480	Samsung Heavy Industries Co. Ltd.	893,090
12,043	Samsung Securities Co. Ltd.	948,361
5,965	Samsung Techwin Co. Ltd.	498,458
3,191	Samyang Corp.	182,131
647	Samyang Genex Co. Ltd.(b)	32,024
6,460	Seah Besteel Corp.(b)	249,171
356	Seah Holdings Corp.(b)	43,655
1,170	Seah Steel Corp.(b)	69,910
4,400	Sebang Co. Ltd.(b)	66,708
5,490	Sejong Industrial Co. Ltd.(b)	63,160
3,890	Sewon Cellontech Co. Ltd.(b)	14,935
930	Shin Poong Pharmaceutical Co. Ltd.(b)	24,426
239	Shinsegae Information & Communication Co. Ltd.	14,345
2,150	Shinyoung Securities Co. Ltd.	71,136
230	Silla Co. Ltd.	2,810
971	Sindo Co. Ltd.(b)	46,502
3,755	SK Chemicals Co. Ltd.	199,923
980	SK Gas Co. Ltd.	34,697
16,008	SK Holdings Co. Ltd.	2,369,864
35,060	SK Networks Co. Ltd.	386,151
41,550	SK Securities Co. Ltd.	79,854
8,900	SKC Co. Ltd.(b)	349,634
2,440	SL Corp.	40,910
5,310	Songwon Industrial Co. Ltd.(b)	77,663
13,044	STX Corp. Co. Ltd(b)	389,121
10,150	STX Engine Co. Ltd.	315,915
23,710	STX Offshore & Shipbuilding Co. Ltd.(b)	687,216
52,040	STX Pan Ocean Co. Ltd(b)	503,553
1,940	Sung Jin Geotec Co. Ltd.(b)	24,568

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
58	Sunjin Co. Ltd.(b)(d)	$2,886
182	Taekwang Industrial Co. Ltd.	224,477
23,300	Taeyoung Engineering & Construction	106,183
150	Teems(b)	11,719
12,640	Tong Yang Major Corp.(b)(c)(d)	28,125
23,878	Tong Yang Securities, Inc.	191,441
710	TS Corp.(b)	30,393
1,110	Unid Co. Ltd.	58,900
2,440	Whanin Pharmaceutical Co. Ltd.(b)	14,906
59,400	Woongjin Chemical Co. Ltd.(b)	60,920
7,850	Woongjin Coway Co. Ltd.(b)	244,328
9,720	Woongjin Holdings Co. Ltd.(b)	91,453
2,440	Woongjin Thinkbig Co. Ltd.(b)	39,278
3,700	Woori Financial Co. Ltd.(b)	51,146
42,960	Woori Investment & Securities Co. Ltd.	825,638
4,210	Youlchon Chemical Co. Ltd.(b)	31,013
251	Young Poong Corp.(b)	183,107
4,952	Youngone Corp.(b)	55,425
2,598	Youngone Holdings Co. Ltd.(b)	82,831
1,918	Yuhan Corp.(b)	257,432

		55,726,078

SPAIN — 0.6%
19,178	Abengoa SA	534,210
8,327	Acciona SA	720,424
54,354	Acerinox SA	925,770
2,566	Adolfo Dominguez SA	31,514
31,191	Almirall SA	361,286
8,523	Amper SA(b)	34,074
11,451	Antena 3 de Television SA	119,154
92,775	Avanzit SA(b)	61,860
3,330	Azkoyen SA(b)	8,936
23,368	Banco de Sabadell(c)	26,186
518,843	Banco de Sabadell SA(c)	2,482,047
99,272	Banco de Valencia SA	481,151
57,547	Banco Espanol de Credito SA	522,223
66,757	Banco Pastor SA	385,253
280,002	Banco Popular Espanol SA	1,683,738
142,812	Bankinter SA	974,527
1,315	Baron de Ley(b)	73,332
13,691	Bolsas y Mercados Espanoles	386,429
24,816	Caja de Ahorros del Mediterraneo	218,471
8,249	Campofrio Food SA	91,369
5,239	Cementos Portland Valderrivas SA	86,936
3,600	Cia Espanola de Petroleos SA	104,592
16,842	Cie Automotive SA(b)	125,903
3,901	Codere SA(b)	48,604
497	Construcciones y Auxiliar de Ferrocarriles SA	269,703
4,347	Dinamia Capital Privado SA	50,768

Shares		Value

SPAIN (continued)
11,664	Duro Felguera SA	$87,834
32,439	Ebro Puleva SA	676,423
41,240	EDP Renovaveis SA(b)	245,053
6,816	Elecnor SA	95,188
42,675	Enagas	900,091
12,737	Ercros SA(b)	14,038
27,447	Faes Farma SA	108,416
262,032	Ferrovial SA	3,106,513
19,804	Fersa Energias Renovables SA	28,470
14,784	Fluidra SA	51,009
23,001	Fomento de Construcciones y Contratas SA	670,146
66,814	Gamesa Corp. Tecnologica SA(b)	512,279
29,860	Gestevision Telecinco SA	375,304
23,408	Grifols SA	356,706
19,978	Grupo Catalana Occidente SA	411,934
62,141	Grupo Empresarial Ence SA(b)	206,320
5,180	Grupo Tavex SA(b)	3,277
2,010	Iberpapel Gestion SA	39,656
21,854	Indra Sistemas SA	411,419
174,417	International Consolidated Airlines Group(b)	716,409
309,970	La Seda de Barcelona SA - Class B(b)	40,742
5,819	Laboratorios Farmaceuticos Rovi SA	39,198
2,193	Miquel y Costas	66,296
9,985	Natraceutical SA(b)	4,894
49,726	NH Hoteles SA(b)	294,116
17,454	Obrascon Huarte Lain SA	560,627
15,006	Papeles y Cartones de Europa SA(b)	75,402
3,179	Pescanova SA	109,553
1,765	Prim SA	12,204
89,452	Promotora de Informaciones SA(b)	241,885
5,465	Prosegur Cia de Seguridad SA	318,002
34,612	Realia Business SA(b)	72,505
25,793	Red Electrica Corp. SA	1,316,171
2,195	Reyal Urbis SA(b)	3,561
49,011	Sacyr Vallehermoso SA(b)	466,168
14,707	Service Point Solutions SA(b)	9,162
32,804	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	52,998
25,474	Sol Melia SA	268,733
18,471	Solaria Energia y Medio Ambiente SA	36,670
94,538	SOS Corp. Alimentaria SA(b)	87,370
4,546	Tecnicas Reunidas SA	280,461
9,564	Telecomunicaciones y Energia	32,344
51,164	Tubacex SA(b)	187,737
39,920	Tubos Reunidos SA(b)	101,114
1,168	Unipapel SA	18,470
1,457	Vertice Trescientos Sesenta Grados(b)	427

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SPAIN (continued)
8,410	Vidrala SA	$234,782
13,066	Viscofan SA	474,782
8,231	Vocento SA(b)	41,134
9,318	Vueling Airlines SA(b)	142,376
29,000	Zardoya Otis SA	459,391
21,886	Zeltia SA(b)	83,903

		25,958,123

SWEDEN — 0.7%
11,723	AarhusKarlshamn AB	313,539
14,104	Acando AB	28,428
7,859	Active Biotech AB(b)	188,870
3,380	AddTech AB - Class B	98,261
15,116	AF AB - B Shares	311,125
2,587	Avanza Bank Holding AB	97,268
4,250	Axfood AB	153,865
8,417	Axis Communications AB	174,222
16,000	B&B Tools AB - Class B	284,667
11,052	BE Group AB(b)	75,912
1,299	Beijer AB G&L - Class B	55,890
3,825	Beijer Alma AB	94,592
350	Beijer Electronics AB	11,233
4,285	Betsson AB(b)	76,071
9,975	Bilia AB - A Shares	192,551
53,466	Billerud AB	530,544
2,745	BioGaia AB - Class B	44,050
7,843	BioInvent International AB(b)	35,265
26,157	Biotage AB	26,158
59,582	Biovitrum AB(b)	339,959
3,751	Bjoern Borg AB	40,420
164,915	Boliden AB	3,439,112
41,237	Bure Equity AB	219,943
5,133	Cardo AB	333,464
2,600	Catena AB	62,081
12,149	CDON Group AB(b)	60,277
10,512	Cision AB(b)	9,209
5,280	Clas Ohlson AB - Class B	88,005
14,280	Concordia Maritime AB - Class B	42,067
1,753	Connecta AB	23,103
3,018	CyberCom Group Europe AB(b)	11,745
1,984	Diamyd Medical AB - Class B(b)	40,836
5,012	Duni AB	54,008
10,196	East Capital Explorer AB(b)	140,301
19,800	Elekta AB - Class B	800,639
1,973	Enea AB	13,154
6,303	Eniro AB(b)	28,438
741	Fagerhult AB	20,336
43,887	Getinge AB - Class B	1,065,593
22,175	Gunnebo AB(b)	172,768
22,207	Hakon Invest AB	380,466
22,111	Haldex AB(b)	342,825
82,132	Hexagon AB - Class B	1,766,252
4,484	Hexpol AB	113,323

Shares		Value

SWEDEN (continued)
9,510	HIQ International AB(b)	$52,492
7,672	Hoganas AB - Class B	300,949
25,929	Holmen AB - Class B	984,149
27,616	Husqvarna AB - Class A	230,360
169,596	Husqvarna AB - Class B	1,410,747
11,328	Industrial & Financial Systems - Class B	183,102
3,117	Indutrade AB	103,422
16,234	Intrum Justitia AB	256,738
27,734	JM AB	641,787
11,183	KappAhl Holding AB	75,944
22,470	Karo Bio AB(b)	6,201
9,587	Know It AB	108,882
18,825	Lindab International AB(b)	266,191
25,776	Loomis AB - Class B	389,658
55,286	Lundin Petroleum AB(b)	689,184
66,922	Meda AB - Class A	552,526
3,620	Medivir AB - Class B(b)	84,050
2,409	Mekonomen AB	86,280
24,435	Micronic Laser Systems AB(b)	76,150
12,149	Modern Times Group AB - Class B	842,941
45,384	NCC AB - Class B	1,059,721
1,935	Nederman Holding AB(b)	31,802
4,774	Net Entertainment NE AB(b)	47,372
83,059	Net Insight AB - Class B(b)	40,180
31,780	New Wave Group AB - Class B	198,081
9,358	Nibe Industrier AB - Class B	147,270
130,488	Niscayah Group AB	260,990
50,649	Nobia AB(b)	451,547
10,358	Nolato AB - Class B	130,486
7,563	Nordnet AB	23,101
13,387	Northland Resources SA(b)	42,112
11,760	Opcon AB(b)	43,578
6,024	ORC Software AB	112,548
6,510	Orexo AB(b)	45,017
107,158	PA Resources AB(b)	83,903
46,186	Peab AB	390,275
336,078	Pricer AB - Class B(b)	45,334
17,871	Proffice AB - Class B	91,438
10,400	Q-Med AB	122,146
56,676	Ratos AB - Class B	2,125,685
984	RaySearch Laboratories AB	5,798
9,945	Rederi AB Transatlantic(b)	45,642
18,694	Rezidor Hotel Group AB(b)	111,590
62,364	RNB Retail and Brands AB(b)	78,322
60,605	Rottneros AB(b)	48,393
18,622	Saab AB - Class B	353,693
26,877	SAS AB(b)	101,680
5,699	Seco Tools AB - Class B(b)	97,551
3,297	Sectra AB(b)	19,425
54,802	Securitas AB - Class B	660,209
5,944	SkiStar AB	112,896
92,034	SSAB AB - Class A	1,512,579
47,051	SSAB AB - Class B	669,328
1,764	Studsvik AB(b)	18,325

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SWEDEN (continued)
7,337	Sweco AB - Class B	$68,255
17,993	Swedish Match AB	518,059
2,099	Systemair AB	32,544
7,292	TradeDoubler AB(b)	49,747
76,993	Trelleborg AB - Class B	892,332
3,694	Vitrolife AB	22,910

		30,654,452

SWITZERLAND — 1.7%
767	Acino Holding AG	74,913
22,639	Actelion Ltd.(b)	1,224,281
26,276	Adecco SA	1,702,095
1,057	Advanced Digital Broadcast Holdings SA	35,831
275	Affichage Holding AG(b)	40,493
12,246	AFG Arbonia-Forster Holding(b)	434,577
225,000	Allied World Assurance Co. Holdings Ltd.	13,574,250
4,143	Allreal Holding AG	603,456
356	Alpiq Holding AG	142,362
934	Also Holding AG	53,329
51,757	Aryzta AG	2,278,076
5,829	Ascom Holding AG(b)	84,286
2,140	Bachem Holding AG - Class B	125,476
29,060	Baloise Holding AG	2,989,117
1,784	Bank Coop AG	128,508
17,013	Bank Sarasin & Compagnie AG - Class B	782,165
277	Banque Cantonale de Geneve	64,320
1,575	Banque Cantonale Vaudoise	880,932
6	Banque Privee Edmond de Rothschild SA	171,292
556	Barry Callebaut AG(b)	444,977
1,144	Basilea Pharmaceutica(b)	88,103
2,519	Basler Kantonalbank	384,788
88	Belimo Holding AG	160,712
35	Bell Holding AG	70,260
1,326	Bellevue Group AG	49,023
1,796	Berner Kantonalbank AG	459,654
2,135	BKW FMB Energie AG	172,338
5,146	Bobst Group AG(b)	235,495
959	Bossard Holding AG	124,954
3,886	Bucher Industries AG	753,324
625	Burckhardt Compression Holding AG	177,436
11	Carlo Gavazzi Holding AG	2,156
88	Centralschweizerische Kraftwerke AG	30,833
185	Cham Paper Holding AG(b)	42,742
2,475	Charles Voegele Holding AG - Class A(b)	141,972
31	Cicor Technologies(b)	1,501
843	Cie Financiere Tradition SA	107,340
145,635	Clariant AG(b)	2,571,754
1,347	Coltene Holding AG	85,115
35	Conzzeta Holding AG	76,748

Shares		Value

SWITZERLAND (continued)
3,508	Daetwyler Holding AG	$309,923
4,170	Dufry Group(b)	499,605
12,883	EFG International AG	178,097
30	Elektrizitaets-Gesellschaft Laufenburg AG	21,690
971	Emmi AG	212,921
1,839	EMS-Chemie Holding AG	308,773
4,027	Energiedienst Holding AG	221,826
12,621	Etrion Corp.(b)	11,741
2,065	Flughafen Zuerich AG	865,703
774	Forbo Holding AG	505,068
1,041	Galenica AG	571,227
117,911	Gam Holding Ltd.(b)	2,110,907
3,530	Gategroup Holding AG(b)	192,579
8,060	Geberit AG	1,700,797
2,384	Georg Fischer AG(b)	1,285,441
3,288	Givaudan SA	3,256,653
278	Gurit Holding AG	167,418
3,464	Helvetia Holdings AG	1,415,506
1,839	Huber & Suhner AG	122,243
5,187	Implenia AG(b)	169,512
321	Inficon Holding AG	60,188
273,823	Informa Plc	1,890,022
98	Interroll Holding AG(b)	38,619
93,793	Julius Baer Group Ltd.	4,244,531
591	Kaba Holding AG - Class B	237,903
609	Kardex AG(b)	20,289
1,794	Komax Holding AG(b)	204,676
12,619	Kudelski SA(b)	284,061
1,418	Kuoni Reisen Holding	649,291
122	LEM Holding SA	79,998
4,986	LifeWatch AG(b)	46,216
15	Lindt & Spruengli AG	437,844
45,393	Logitech International SA(b)	850,638
23,006	Lonza Group AG	1,811,966
1,434	Luzerner Kantonalbank AG	481,544
42	Metall Zug AG - Class B	159,235
16,910	Meyer Burger Technology AG(b)	522,168
11,976	Micronas Semiconductor Holding(b)	163,021
5,846	Mobilezone Holding AG	64,095
3,562	Mobimo Holding AG(b)	764,094
12,189	Nobel Biocare Holding AG	250,365
16,725	OC Oerlikon Corp AG(b)	101,697
2,957	Orascom Development Holding AG(b)	136,573
417	Orell Fuessli Holding AG	61,401
4,337	Panalpina Welttransport Holding AG(b)	553,151
1,799	Partners Group Holding AG	311,966
255	Phoenix Mecano AG	179,770
325	Precious Woods Holding AG(b)	7,574
407	PubliGroupe SA(b)	46,477
971	Rieter Holding AG(b)	367,211
186	Romande Energie Holding SA	332,002

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SWITZERLAND (continued)
89	Schaffner Holding AG(b)	$31,112
2,517	Schindler Holding AG	279,963
15,489	Schmolz & Bickenbach AG(b)	143,569
458	Schweiter Technologies AG	377,947
7,966	Schweizerishe National-Versicherungs-Gesellsschaft	275,941
859	SGS SA	1,397,695
501	Siegfried Holding AG(b)	49,888
625	Sika AG	1,371,160
7,707	Sonova Holding AG	967,457
120	Sopracenerina STA Elettrica	29,873
1,260	St. Galler Kantonalbank	646,351
271,165	STMicroelectronics NV	3,281,617
978	Straumann Holding AG	239,424
14,484	Sulzer AG	2,003,825
17,960	Swiss Life Holding AG(b)	2,867,131
109,838	Swisslog Holding AG	104,718
1,273	Swissmetal Holding AG(b)	9,453
1,620	Swissquote Group Holding SA	100,220
406	Synthes, Inc.	58,492
561	Tamedia AG	72,502
2,779	Tecan Group AG	236,539
10,690	Temenos Group AG(b)	418,994
5,867	Tornos SA(b)	79,863
1,094	U-Blox AG(b)	56,149
1,219	Uster Technologies AG(b)	48,037
112	Valartis Group AG	3,061
6,412	Valiant Holding AG	942,781
2,291	Valora Holding AG	779,037
353	Vaudoise Assurances Holding SA	100,590
38	Vetropack Holding AG	72,055
24,307	Von Roll Holding AG	118,188
17,677	Vontobel Holding AG	682,549
1,036	VZ Holding AG	129,500
390	Walter Meier AG - Class A(b)	78,496
3,087	Winterthur Technologie AG	206,018
732	Ypsomed Holding AG(b)	47,301
90	Zehnder Group AG	243,114
30	Zuger Kantonalbank AG	170,657

		79,778,467

TAIWAN — 1.1%
53,905	Ability Enterprise Co. Ltd.	92,640
71,000	Acbel Polytech, Inc.	57,342
114,000	Accton Technology Corp.	82,843
56,000	Achem Technology Corp.	38,573
78,000	Action Electronics Co. Ltd.(b)	28,207
53,000	Advancetek Enterprise Co. Ltd.	49,650
35,125	Advantech Co. Ltd.	108,512
157,000	AGV Products Corp.(b)	74,078
12,000	ALI Corp.	18,226
52,000	Allis Electric Co. Ltd.	20,506
67,000	Alpha Networks, Inc.	59,996
96,682	Altek Corp.	147,010
44,000	Ambassador Hotel (The)	70,162

Shares		Value

TAIWAN (continued)
18,000	AMPOC Far-East Co. Ltd.(b)	$11,407
251,354	AmTRAN Technology Co. Ltd.	237,196
35,000	APBC, Inc.	34,475
10,000	Apex Biotechnology Corp.	22,937
33,000	Apex Science & Engineering	15,230
61,000	Arima Communications Corp(b)	41,072
59,000	Arima Optoelectronics Corp.(b)	18,613
92,000	Asia Optical Co., Inc.(b)	190,429
73,200	Asia Polymer	126,053
82,080	Asia Vital Components Co. Ltd.	94,418
12,000	ASROCK, Inc.	42,982
11,000	Aten International Co. Ltd.	20,799
41,000	Audix Corp.	47,092
19,000	Aurora Corp.	32,620
30,000	Aurora Systems Corp.	33,786
5,000	AV Tech Corp.	15,498
45,270	Avermedia Technologies, Inc.	61,118
57,000	Avision, Inc.	40,538
153,000	Bank of Kaohsiung(b)	80,885
44,000	Basso Industry Corp.	39,324
507,350	BES Engineering Corp.	183,471
35,000	Biostar Microtech International Corp.	20,733
9,090	Bright Led Electronics Corp.	11,443
21,000	C Sun Manufacturing Ltd.	19,022
72,320	Cameo Communications, Inc.	36,738
300,400	Capital Securities Corp.	162,432
29,000	Career Technology Manufacturing Co. Ltd.	54,234
117,000	Carnival Industrial Corp.(b)	44,527
146,400	Catcher Technology Co. Ltd.	607,573
138,000	Cathay No. 1 REIT	56,986
8,000	Cathay No. 2 REIT	3,075
38,000	Central Reinsurance Co. Ltd.	23,819
47,000	Chainqui Construction Development Co. Ltd.	45,890
79,085	Champion Building Materials Co. Ltd.	64,689
47,000	Charoen Pokphand Enterprise	31,969
323,000	Cheng Loong Corp.	160,190
139,727	Cheng Uei Precision Industry Co. Ltd.	311,836
19,000	Chenming Mold Industry Corp.	23,557
198,614	Chia Hsin Cement Corp.	114,918
58,412	Chicony Electronics Co. Ltd.	127,947
111,740	Chien Kuo Construction Co. Ltd.	64,268
227,418	China Airlines(b)	174,663
40,000	China Chemical & Pharmaceutical Co. Ltd.	36,920
53,000	China Electric Manufacturing Corp.	43,626
121,000	China General Plastics Corp.	53,550
13,000	China Hi-Ment Corp.	16,790
181,836	China Life Insurance Co. Ltd.	191,007
447,505	China Manmade Fibers(b)	245,056

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
92,774	China Metal Products	$103,205
264,391	China Motor Corp.	250,864
524,260	China Petrochemical Development Corp.(b)	596,745
30,114	China Steel Chemical Corp.	126,532
37,000	China Steel Structure Co. Ltd.	32,941
194,616	China Synthetic Rubber Corp.	200,410
96,000	China Wire & Cable Co. Ltd.(b)	43,312
18,000	Chinese Maritime Transport Ltd.	41,287
143,883	Chin-Poon Industrial Co.	125,868
17,080	Chong Hong Construction Co.	46,589
24,881	Chroma ATE, Inc.	77,122
57,000	Chun Yu Works & Co. Ltd.(b)	20,024
129,100	Chun Yuan Steel	68,917
120,000	Chung Hsin Electric & Machinery Manufacturing Corp.	74,185
288,788	Chung Hung Steel Corp.(b)	176,045
208,000	Chung HWA Pulp Corp.(b)	110,320
781,472	Chunghwa Picture Tubes Ltd.(b)	120,038
13,000	Chuwa Wool Industry Co. Ltd.(b)	16,364
39,916	Clevo Co.	87,983
1,098,000	CMC Magnetics Corp.(b)	302,148
123,000	Collins Co. Ltd.	59,307
87,150	Compal Communications, Inc.	93,947
392,000	Compeq Manufacturing Co.(b)	249,088
123,689	Continental Holdings Corp.(b)	56,018
30,000	Coxon Precise Industrial Co. Ltd.	62,820
100,838	CTCI Corp.	118,079
11,085	Cyberlink Corp.	38,559
47,460	CyberTAN Technology, Inc.	64,238
38,000	DA CIN Construction Co. Ltd.	24,277
79,750	Darfon Electronics Corp.	101,900
63,320	Delpha Construction Co. Ltd.	36,419
17,000	Depo Auto Parts Industrial Co. Ltd.	42,975
17,000	DFI, Inc.	16,716
160,712	D-Link Corp.	171,586
68,000	Dynamic Electronics Co. Ltd.	44,029
1,305,849	E.Sun Financial Holding Co. Ltd.	892,738
224,739	Eastern Media International(b)	55,961
71,070	Eclat Textile Co. Ltd.	86,159
23,000	Edom Technology Co. Ltd.	12,674
32,320	Elan Microelectronics Corp.	50,424
14,000	E-Life Mall Corp.	23,024
27,294	Elite Material Co. Ltd.	28,765
24,570	Elite Semiconductor Memory Technology, Inc.	49,672
255,789	Elitegroup Computer Systems Co. Ltd.	106,155
181,000	Entie Commercial Bank(b)	107,220
134,000	Epistar Corp.	491,502

Shares		Value

TAIWAN (continued)
200,469	Eternal Chemical Co. Ltd.	$238,543
309,281	Eva Airways Corp.(b)	358,966
63,000	Everest Textile Co. Ltd.(b)	16,707
148,000	Evergreen International Storage & Transport Corp.	137,879
432,000	Evergreen Marine Corp. Taiwan Ltd.(b)	453,789
109,000	Everlight Chemical Industrial Corp.	126,511
28,643	Everlight Electronics Co. Ltd.	87,205
85,000	Everspring Industry Co.(b)	30,153
20,000	Excel Cell Electronic Co. Ltd.	15,051
16,976	Excelsior Medical Co. Ltd.	51,450
353,040	Far Eastern Department Stores Co. Ltd.	631,047
497,284	Far Eastern International Bank	256,045
16,000	Faraday Technology Corp.	34,826
36,000	Farglory Land Development Co. Ltd.	89,890
119,880	Federal Corp.	85,671
56,320	Feng Hsin Iron & Steel Co.	109,011
45,154	Feng TAY Enterprise Co. Ltd.	50,386
91,000	First Copper Technology Co. Ltd.	43,877
45,780	First Hotel	47,064
74,000	First Insurance Co. Ltd.	49,315
33,079	First Steamship Co. Ltd.	69,495
6,300	Flytech Technology Co. Ltd.	17,618
101,761	Forhouse Corp.	102,338
18,000	Formosa Advanced Technologies Co. Ltd.	27,308
37,000	Formosa Epitaxy, Inc.	57,216
8,886	Formosa International Hotels Corp.	154,550
45,000	Formosa Oilseed Processing(b)	24,255
337,000	Formosa Taffeta Co. Ltd.	336,588
124,000	Formosan Rubber Group, Inc.	127,905
130,441	Formosan Union Chemical(b)	76,372
65,000	Founding Construction & Development Co. Ltd.	56,749
70,000	Froch Enterprise Co. Ltd.(b)	44,601
75,272	FSP Technology, Inc.	100,067
89,000	Fubon No 2 REIT	33,625
28,000	Fullerton Technology Co. Ltd.	34,089
63,000	Fwusow Industry Co. Ltd.	32,004
41,000	G Shank Enterprise Co. Ltd.	34,454
34,700	Gamma Optical Co. Ltd.	21,930
41,000	Gem Terminal Industrial Co. Ltd.	29,442
50,887	Gemtek Technology Corp.	73,871
15,226	Genesis Photonics, Inc.(b)	39,172
5,000	Geovision, Inc.	17,220
171,000	Getac Technology Corp.	108,069
34,143	Giant Manufacturing Co. Ltd.	133,465
71,000	Giantplus Technology Co. Ltd.(b)	49,761
186,781	Gigabyte Technology Co. Ltd.	207,138

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
11,550	Gigastorage Corp.	$19,432
84,093	Gintech Energy Corp.	267,031
57,000	Global Brands Manufacture Ltd.	37,397
9,000	Global Mixed Mode Technology, Inc.	43,550
12,000	Global Unichip Corp.	51,454
51,000	Globe Union Industrial Corp.	51,816
163,770	Gold Circuit Electronics Ltd.(b)	76,145
496,884	Goldsun Development & Construction Co. Ltd.	255,839
308,000	Grand Pacific Petrochemical	228,066
59,000	Great China Metal Industry	68,986
66,000	Great Taipei Gas Co. Ltd.	41,938
108,000	Great Wall Enterprise Co. Ltd.	116,795
149,140	Greatek Electonics, Inc.	154,608
39,943	Green Energy Technology, Inc.	180,899
64,000	GTM Corp.(b)	52,129
71,498	Hannstar Board Corp.	50,480
1,897,000	HannStar Display Corp.(b)	372,403
146,000	Hey Song Corp.	131,742
88,485	Highwealth Construction Corp.	206,924
31,620	Hitron Technology, Inc.	24,176
148,523	Ho Tung Chemical Corp.(b)	84,657
77,000	Hocheng Group Corp.(b)	30,895
44,000	Hold-Key Electric Wire & Cable Co. Ltd.(b)	33,111
28,800	Holiday Entertainment Co. Ltd.(b)	29,806
14,000	Holtek Semiconductor, Inc.	21,649
74,135	Holy Stone Enterprise Co. Ltd.	94,853
17,000	Hong Ho Precision Textile Co.(b)	10,158
77,000	Hong Tai Electric Industrials	38,586
44,000	Hong YI Fiber Industry Co.	27,732
56,000	Hotai Motor Co. Ltd.	170,688
68,678	Hsin Kuang Steel Co. Ltd.	85,388
201,000	HUA ENG Wire & Cable Co., Ltd.	81,686
34,192	Huaku Development Co. Ltd.	112,813
19,000	Huang Hsiang Construction Co.	54,182
26,000	Hung Ching Development Co.	20,103
37,743	Hung Poo Real Estate Development Corp.	60,510
220,000	Hung Sheng Construction Co. Ltd.	148,508
78,000	Hwa Fong Rubber Co. Ltd.(b)	25,816
118,341	Ichia Technologies, Inc.	69,491
40,000	I-Chiun Precision Industry Co. Ltd.	50,972
11,000	ICP Electronics, Inc.	16,328
23,000	Infortrend Technology, Inc.	30,656
630,604	Inotera Memories, Inc.(b)	399,618
79,000	Inventec Appliances Corp.	71,013
830,140	Inventec Co. Ltd.	487,468
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	40,006
27,000	ITE Technology, Inc.	56,352

Shares		Value

TAIWAN (continued)
29,000	ITEQ Corp.	$46,044
16,500	Jess-Link Products Co. Ltd.	37,108
13,000	K Laser Technology, Inc.	8,955
44,000	Kang Na Hsiung Enterprise Co. Ltd.	30,308
35,000	Kaulin Manufacturing Co. Ltd.	34,234
132,180	Kee Tai Properties Co. Ltd.	94,461
102,777	Kenda Rubber Industrial Co. Ltd.	109,554
149,000	Kindom Construction Co.	143,686
7,000	King Slide Works Co. Ltd.	36,283
509,184	King Yuan Electronics Co. Ltd.(b)	320,043
212,185	King’s Town Bank(b)	124,963
22,680	King’s Town Construction Co. Ltd.	27,261
13,000	Kinik Co.	25,968
22,000	Kinko Optical Co. Ltd.(b)	42,279
468,343	Kinpo Electronics, Inc.(b)	179,043
102,000	Kinsus Interconnect Technology Corp.	330,216
15,119	KS Terminals, Inc.	16,949
16,000	Kung Long Batteries Industrial Co. Ltd.	34,330
128,000	Kuoyang Construction Co. Ltd.(b)	96,985
177,800	Kwong Fong Industries(b)	89,097
41,000	KYE Systems Corp.	33,678
62,000	L&K Engineering Co. Ltd.	72,921
116,000	LAN FA Textile(b)	74,709
7,100	Largan Precision Co. Ltd.	194,644
43,000	Leader Electronics, Inc.	30,359
4,199	LeadTrend Technology Corp.	18,077
241,757	Lealea Enterprise Co. Ltd.	148,624
21,000	Ledtech Electronics Corp.	21,661
56,875	LEE Chang Yung Chemical Industries Corp.	145,931
56,000	Lee Chi Enterprises Co. Ltd.	29,894
34,000	Lelon Electronics Corp.(b)	28,630
33,000	Leofoo Development Co. Ltd.(b)	24,492
26,750	Les Enphants Co. Ltd.	41,366
86,000	Li Peng Enterprise Co. Ltd.(b)	54,647
25,000	Lian HWA Food Corp.	23,334
175,111	Lien Hwa Industrial Corp.	139,013
70,000	Lingsen Precision Industries Ltd.	61,356
99,294	Lite-On It Corp.	113,194
93,000	Lite-On Semiconductor Corp.(b)	63,739
352,169	Lite-On Technology Corp.	480,305
72,000	Long Bon International Co. Ltd.	31,492
141,547	Long Chen Paper Co. Ltd.	59,231
5,451	Lotes Co. Ltd.	29,662
69,000	Lucky Cement Corp.	18,488
11,550	Lumax International Corp. Ltd.	22,913
923,385	Macronix International	717,134

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
24,000	Makalot Industrial Co. Ltd.	$56,538
35,000	Marketech International Corp.	26,158
411,000	Masterlink Securities Corp.	189,678
14,000	Maxtek Technology Co. Ltd.	17,599
59,400	Mayer Steel Pipe Corp.	50,019
82,000	Meiloon Industrial Co. Ltd.	44,480
122,850	Mercuries & Associates Ltd.	96,679
69,000	Mercuries Data Systems Ltd.(b)	38,617
8,000	Merida Industry Co. Ltd.	14,630
26,849	Merry Electronics Co. Ltd.	47,159
117,000	Microelectronics Technology, Inc.(b)	71,726
398,404	Micro-Star International Co. Ltd.	241,494
5,000	Min Aik Technology Co. Ltd.	15,033
500,000	Mitac International	256,582
177,000	Mosel Vitelic Inc.(b)	89,001
53,044	Nan Kang Rubber Tire Co. Ltd.(b)	84,401
31,440	Nan Ya Printed Circuit Board Corp.	118,568
50,760	Nantex Industry Co. Ltd.	47,289
324,872	Nanya Technology Corp.(b)	206,433
24,000	National Petroleum Co. Ltd.	30,129
95,000	New Asia Construction & Development Corp.(b)	45,479
20,000	Nichidenbo Corp.	23,557
117,637	Nien Hsing Textile Co. Ltd.	99,261
61,000	Novatek Microelectronics Corp. Ltd.	202,945
129,360	Opto Technology Corp.	94,451
118,000	Orient Semiconductor Electronics Ltd.(b)	35,682
121,000	Oriental Union Chemical Corp.	177,736
96,453	Pan Jit International, Inc.(b)	133,873
52,561	Pan-International Industrial	81,460
15,299	Paragon Technologies Co. Ltd.	30,561
98,746	Phihong Technology Co. Ltd.	175,145
15,000	Pihsiang Machinery Manufacturing Co. Ltd.(b)	24,100
22,000	Plotech Co. Ltd.	18,639
765,786	Polaris Securities Co. Ltd.	538,032
11,000	Polytronics Technology Corp.	22,807
348,715	POU Chen Corp.	332,075
36,000	Power Quotient International Co. Ltd.	26,037
50,000	Powertech Technology, Inc.	187,701
264,360	President Securities Corp.	178,452
229,867	Prince Housing Development Corp.	168,627
121,000	Prodisc Technology, Inc.(b)	1,875
26,000	Promate Electronic Co. Ltd.	21,222
465,000	Qisda Corp.(b)	329,906
64,000	Quintain Steel Co. Ltd.(b)	27,332
139,110	Radiant Opto-Electronics Corp.	305,668
179,429	Radium Life Tech Co. Ltd.	246,259
8,416	Ralec Electronic Corp.	17,333

Shares		Value

TAIWAN (continued)
51,893	Realtek Semiconductor Corp.	$122,246
69,000	Rechi Precision Co. Ltd.(b)	40,874
37,000	Rexon Industrial Corp. Ltd.(b)	12,526
20,370	Richtek Technology Corp.	159,253
833,398	Ritek Corp.(b)	253,445
82,000	Ruentex Development Co. Ltd.	124,262
99,000	Ruentex Industries Ltd.	234,241
210,335	Sampo Corp.(b)	73,889
11,550	San Fang Chemical Industry Co. Ltd.	14,102
253,000	Sanyang Industrial Co. Ltd.(b)	154,664
21,000	Sanyo Electric Taiwan Co. Ltd.	26,760
20,000	Sesoda Corp.	25,899
33,000	Sheng Yu Steel Co. Ltd.	25,118
14,840	ShenMao Technology, Inc.	26,270
51,000	Shih Wei Navigation Co. Ltd.	69,644
136,000	Shihlin Electric & Engineering Corp.	180,799
32,000	Shihlin Paper Corp.(b)	75,824
66,000	Shin Kong No.1 REIT	23,049
41,000	Shin Zu Shing Co. Ltd.	110,706
23,100	Shining Building Business Co. Ltd.(b)	32,460
65,000	Shinkong Insurance Co. Ltd.	64,025
537,425	Shinkong Synthetic Fibers Corp.	279,490
79,000	Shinkong Textile Co. Ltd.	125,021
44,000	Shuttle, Inc.(b)	27,125
73,000	Sigurd Microelectronics Corp.	72,911
265,000	Silicon Integrated Systems Corp.	192,118
12,000	Silitech Technology Corp.	36,824
61,000	Sinbon Electronics Co. Ltd.	48,320
126,170	Sincere Navigation Corp.	155,999
128,000	Sinon Corp.	63,040
1,872,000	SinoPac Financial Holdings Co. Ltd.	909,066
103,115	Sintek Photronic Corp.(b)	81,326
36,513	Sinyi Realty Co.	80,985
17,339	Sitronix Technology Corp.	38,457
44,000	Siward Crystal Technology Co. Ltd.(b)	28,792
26,000	Solelytex Industrial Corp.(b)	17,596
50,000	Solomon Technology Corp.(b)	24,625
24,000	Sonix Technology Co. Ltd.	54,389
93,000	Southeast Cement Co. Ltd.	39,877
40,000	Spirox Corp.	33,338
62,000	Springsoft, Inc.	78,473
8,000	Standard Chemical & Pharmaceutical Corp.	8,569
49,450	Standard Foods Corp.	119,557
22,058	Star Comgistic Capital Co. Ltd.(b)	31,983
16,000	Stark Technology, Inc.	15,870
203,399	Sunplus Technology Co. Ltd.(b)	159,718
38,500	Sunrex Technology Corp.	43,492

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
11,000	Super Dragon Technology Co. Ltd.	$18,791
48,000	Supreme Electronics Co. Ltd.	44,222
33,000	Sweeten Construction Co. Ltd.	21,822
57,000	T JOIN Transportation Co.	56,636
141,010	TA Chen Stainless Pipe Co. Ltd.	104,171
631,200	TA Chong Bank Co. Ltd.(b)	280,432
234,000	Ta Ya Electric Wire & Cable	71,968
34,000	Tah Hsin Industrial Co. Ltd.	33,900
49,771	TA-I Technology Co. Ltd.	58,195
347,786	Taichung Commercial Bank(b)	158,708
30,000	Tainan Enterprises Co. Ltd.	41,845
403,920	Tainan Spinning Co. Ltd.	287,267
1,440,038	Taishin Financial Holding Co. Ltd.(b)	838,169
67,600	Taisun Enterprise Co. Ltd.	41,092
99,000	Taita Chemical Co. Ltd.(b)	48,076
1,062,080	Taiwan Business Bank(b)	493,812
128,120	Taiwan Cogeneration Corp.	83,397
60,320	Taiwan Fire & Marine Insurance Co.	57,649
42,000	Taiwan Fu Hsing Industrial Co. Ltd.	32,691
260,239	Taiwan Glass Industrial Corp.	348,652
40,750	Taiwan Hon Chuan Enterprise Co. Ltd.	96,979
63,306	Taiwan Land Development Corp.(b)	35,103
86,627	Taiwan Life Insurance Co. Ltd.	100,245
118,150	Taiwan Mask Corp.	52,492
82,544	Taiwan Navigation Co. Ltd.	103,338
54,600	Taiwan Paiho Ltd.	59,046
102,000	Taiwan Pulp & Paper Corp.(b)	61,301
45,000	Taiwan Sakura Corp.	35,336
38,117	Taiwan Secom Co. Ltd.	70,627
62,000	Taiwan Sogo Shin Kong Security Co. Ltd.	51,888
171,000	Taiwan Styrene Monomer Corp.	84,807
209,469	Taiwan TEA Corp.	149,695
84,000	Taiyen Biotech Co. Ltd.	66,105
2,235,000	Tatung Co. Ltd.(b)	524,968
50,652	Teapo Electronic Corp.(b)	16,119
734,000	Teco Electric and Machinery Co. Ltd.	460,085
62,000	Tecom Co. Ltd.(b)	19,645
9,450	Test Research, Inc.	15,557
35,000	Test-Rite International Co.	26,278
17,000	Thinking Electronic Industrial Co. Ltd.	26,933
40,049	Thye Ming Industrial Co, Ltd.	50,966
222,000	Ton Yi Industrial Corp.	121,568
8,000	Tong Hsing Electronic Industries Ltd.	37,471
34,860	Tong Yang Industry Co. Ltd.	46,223
45,000	Tong-Tai Machine & Tool Co. Ltd.	64,860
48,960	Topco Scientific Co. Ltd.	75,205

Shares		Value

TAIWAN (continued)
29,000	Topoint Technology Co. Ltd.	$34,857
43,137	Transcend Information, Inc.	128,510
46,957	Tripod Technology Corp.	217,517
18,988	Tsann Kuen Enterprise Co. Ltd.	39,564
84,135	TSRC Corp.	219,643
22,000	Ttet Union Corp.	38,718
208,315	Tung Ho Steel Enterprise Corp.	246,444
86,000	Tung Ho Textile Co. Ltd.(b)	40,874
45,898	TXC Corp.	87,890
59,400	TYC Brother Industrial Co. Ltd.	38,358
129,303	Tycoons Group Enterprise(b)	42,885
48,000	Tyntek Corp.	38,601
28,000	Tze Shin International Co. Ltd.	14,176
72,000	U-Ming Marine Transport Corp.	155,231
223,288	Unimicron Technology Corp.	465,255
319,071	Union Bank of Taiwan(b)	129,121
20,000	Unitech Computer Co. Ltd.	11,503
152,000	Unitech Printed Circuit Board Corp.(b)	97,370
26,000	United Integrated Services Co. Ltd.	39,400
18,913	Unity Opto Technology Co. Ltd.	34,914
133,000	Universal Cement Corp.	86,344
49,000	Universal Microelectronics Co. Ltd.(b)	30,039
287,676	UPC Technology Corp.	240,758
183,960	USI Corp.	243,924
35,000	U-Tech Media Corp.(b)	12,838
56,800	Ve Wong Corp.	47,341
7,349	Via Technologies, Inc.(b)	8,061
8,744	Visual Photonics Epitaxy Co. Ltd.	20,930
68,000	Wah Lee Industrial Corp.	143,094
1,220,000	Walsin Lihwa Corp.(b)	739,509
217,526	Walsin Technology Corp.(b)	152,457
74,652	Walton Advanced Engineering, Inc.	47,822
185,000	Wan Hai Lines Ltd.(b)	154,828
820,659	Waterland Financial Holdings	474,835
69,000	Wei Chih Steel Industrial(b)	21,625
53,000	Wei Chuan Food Corp.	63,614
28,000	Weikeng Industrial Co. Ltd.	26,037
15,300	Well Shin Technology Co. Ltd.	27,717
37,000	Wellypower Optronics Corp.	43,135
40,000	Weltrend Semiconductor, Inc.	34,923
1,189,977	Winbond Electronics Corp.(b)	442,622
299,000	Wintek Corp.(b)	514,887
31,495	Wistron NeWeb Corp.	94,586
164,097	WPG Holdings Co. Ltd.	323,271
96,000	WT Microelectronics Co. Ltd.	157,049
129,000	Wus Printed Circuit Co. Ltd.(b)	99,964
801,000	Yageo Corp.	420,701
396,000	Yang Ming Marine Transport Corp.(b)	399,607
27,608	Yem Chio Co. Ltd.	26,053

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
82,077	Yeun Chyang Industrial Co. Ltd.	$71,235
101,278	Yi Jinn Industrial Co. Ltd.(b)	47,961
363,073	Yieh Phui Enterprise Co. Ltd.	148,178
3,000	Young Fast Optoelectronics Co. Ltd.	30,067
6,000	Young Optics, Inc.	35,543
425,246	Yuen Foong Yu Paper Manufacturing Co. Ltd.	206,505
352,000	Yulon Motor Co. Ltd.	738,296
26,000	Yulon Nissan Motor Co. Ltd.(b)	107,007
16,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	24,715
10,000	Yungshin Global Holding Corp.	14,224
130,000	Yungtay Engineering Co. Ltd.	184,240
48,000	Zenitron Corp.	36,039
89,435	Zig Sheng Industrial Co. Ltd.	59,910
26,169	Zinwell Corp.	50,021
41,000	Zippy Technology Corp.	35,584
140,416	Zyxel Communications Corp.(b)	112,921

		49,506,729

THAILAND — 0.2%
108,700	Amata Corp. Public Co. Ltd.	48,202
379,400	Asia Plus Securities Public Co. Ltd.	33,402
344,900	Asian Property Development Public Co. Ltd.	65,307
178,200	Bangchak Petroleum Public Co. Ltd.	99,785
75,000	Bangkok Dusit Medical Services Public Co. Ltd.	116,524
120,600	Bangkok Expressway Public Co. Ltd.	73,777
17,400	Bangkok Insurance Public Co. Ltd.	140,799
2,392,900	Bangkokland Public Co. Ltd.(b)	48,795
91,200	BEC World Public Co. Ltd.	92,986
19,000	Big C Supercenter Public Co. Ltd.	49,968
1,158,900	CalComp Electronics Public Co. Ltd. - FOR	122,286
224,000	Central Plaza Hotel Public Co. Ltd.	33,497
190,700	CH Karnchang Public Co. Ltd.	49,997
32,000	Charoong Thai Wire & Cable Public Co. Ltd.(b)	12,429
217,000	Delta Electronics Thai Public Co. Ltd.	200,178
31,200	Dynasty Ceramic Public Co. Ltd.	49,231
137,900	Eastern Water Resources Development and Management Public Co. Ltd.	28,566
1,000	Electricity Generating Public Co. Ltd. - FOR	3,447
6,024,000	G J Steel Public Co. Ltd.(b)	46,796

Shares		Value

THAILAND (continued)
2,149,700	G Steel Public Co. Ltd.(b)	$44,532
143,500	GFPT Public Co. Ltd. - FOR	37,158
79,700	Glow Energy Public Co. Ltd.	103,833
84,200	Hana Microelectronics Public Co. Ltd.	68,815
1,785,800	Hemaraj Land and Development Public Co. Ltd.	98,264
729,779	Home Product Center Public Co. Ltd.	193,694
63,100	ICC International Public Co. Ltd.	82,717
105,000	Indorama Polymers Public Co. Ltd.(c)(d)	27,189
3,050,900	IRPC Public Co. Ltd.	498,691
664,100	Italian-Thai Development Public Co. Ltd.(b)	78,243
930,500	Jasmine International Public Co. Ltd.	54,815
421,400	KGI Securities Thailand Public Co. Ltd.	35,463
120,000	Khon Kaen Sugar Industry Public Co. Ltd.	51,659
112,300	Kiatnakin Bank Public Co. Ltd.	123,586
73,900	Kim Eng Securities Public Co. Ltd.	34,205
452,800	Land & Houses Public Co. Ltd. - NVDR	81,341
102,400	LPN Development Public Co. Ltd.	28,339
85,600	Major Cineplex Group Public Co. Ltd.	32,140
28,700	MBK Public Co. Ltd.	91,966
43,500	MCOT Public Co. Ltd.	40,832
105,700	Minor International Public Co. Ltd.	36,950
32,900	Padaeng Industry Public Co. Ltd.	23,428
41,400	Phatra Capital Public Co. Ltd.(b)	38,861
205,100	Precious Shipping Public Co. Ltd.	118,167
105,200	Pruksa Real Estate Public Co. Ltd.	56,184
308,300	PTT Aromatics & Refining Public Co. Ltd.	369,222
1,000,000	Quality Houses Public Co. Ltd.	66,030
59,600	Ratchaburi Electricity Generating Holding Public Co. Ltd.	77,647
97,300	Regional Container Lines Public Co. Ltd.(b)	41,257
153,900	Robinson Department Store Public Co. Ltd.	102,118
115,300	Rojana Industrial Park Public Co. Ltd.	36,947
75,400	Saha-Union Public Co. Ltd.	92,740
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(b)	88,330

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

THAILAND (continued)
158,900	Samart Corp. Public Co. Ltd.	$45,518
298,800	Sansiri Public Co. Ltd.	52,226
77,900	SC Asset Corp. Public Co. Ltd.	43,621
10,600	Siam City Cement Public Co. Ltd.	74,452
19,300	Siam Makro Public Co. Ltd.	88,707
65,200	Siamgas & Petrochemicals Public Co. Ltd.	37,143
98,200	Sino Thai Engineering & Construction Public Co. Ltd.	38,778
33,900	Sri Trang Agro-Industry Public Co. Ltd.	36,210
99,100	Supalai Public Co. Ltd.	31,114
1,330,700	Tata Steel Thailand Public Co. Ltd.(b)	61,593
297,500	Thai Airways International Public Co. Ltd.	361,102
30,000	Thai Carbon Black Public Co. Ltd.	31,801
15,000	Thai Central Chemical Public Co. Ltd.	13,594
165,600	Thai Oil Public Co. Ltd.	364,486
143,800	Thai Plastic & Chemical Public Co. Ltd.	116,362
18,200	Thai Stanley Electric Public Co. Ltd.	97,495
233,100	Thai Tap Water Supply Public Co. Ltd.	46,401
167,265	Thai Union Frozen Products Public Co. Ltd.	243,629
204,400	Thaicom Public Co. Ltd.(b)	35,726
244,900	Thanachart Capital Public Co. Ltd.	239,787
155,760	Thoresen Thai Agencies Public Co. Ltd.	91,757
92,400	Ticon Industrial Connection Public Co. Ltd.	37,086
77,800	Tisco Financial Group Public Co. Ltd.	83,730
4,947,400	TMB Bank Public Co. Ltd.(b)	326,677
172,900	Total Access Communication Public Co. Ltd.	225,254
463,100	TPI Polene Public Co. Ltd.	161,886
333,000	True Corp. Public Co. Ltd.(b)	70,060
206,300	Vanachai Group Public Co. Ltd.	31,785
256,900	Vinythai Public Co. Ltd.	99,783

		7,459,098

TURKEY — 0.2%
22,194	Adana Cimento - Class A	78,845
84,071	Advansa Sasa Polyester Sanayi AS(b)	59,210
13,070	Akcansa Cimento AS	60,445
29,891	Akenerji Elektrik Uretim AS - Placement Shares(b)	57,940
36,249	Aksa Akrilik Kimya Sanayii	85,626
73,605	Aksigorta AS	101,844
1	Alarko Holding AS	1

Shares		Value

TURKEY (continued)
21,753	Albaraka Turk Katilim Bankasi AS	$32,268
13,283	Altinyildiz(b)	99,346
20,606	Anadolu Cam Sanayii AS(b)	40,840
25,952	Anadolu Hayat Emeklilik AS	85,082
125,722	Anadolu Sigorta	104,216
18,756	Arcelik AS	97,494
7,596	Aselsan Elektronik Sanayi Ve Ticaret AS	37,591
86,901	Asya Katilim Bankasi AS	151,655
46,890	Aygaz AS	253,672
6,325	Bati Cimento	30,355
38,887	Bolu Cimento Sanayii AS	38,779
2,472	Borusan Mannesmann Boru Sanayi	26,808
514	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	46,132
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	83,457
16,881	Bursa Cimento	50,713
0	Celebi Hava Servisi	6
12,995	Cimsa Cimento Sanayi ve Ticaret AS	79,050
19,705	Coca-Cola Icecek AS	221,066
28,721	Deva Holding AS(b)	52,270
18,736	Dogan Gazetecilik AS(b)	37,368
493,980	Dogan Sirketler Grubu Holdings(b)	338,669
33,757	Dogan Yayin Holding(b)	41,658
42,672	Dogus Otomotiv Servis ve Ticaret AS(b)	136,172
15,000	EGE Seramik Sanayi Ve Ticaret AS(b)	22,438
90,228	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	135,529
1	Eregli Demir Ve Celik Fabrikalari TAS(b)	3
12,207	Ford Otomotiv Sanayi AS	101,189
171	Galatasaray Sportif Sinai Ve Ticari Yatirimlar AS	35,384
40,933	Gentas Genel Metal Sanayi	47,708
19,096	Global Yatirim Holding AS(b)	12,973
2,500	Goodyear Lastikleri Turk AS(b)	39,266
120,000	GSD Holding AS(b)	74,792
150	Gubre Fabrikalari TAS(b)	1,374
48,911	Hurriyet Gazetecilik AS	67,066
88,602	Ihlas Holding AS(b)	85,043
32,427	IS Yatirim Menkul Degerler AS	56,186
30,000	Isiklar Yatirim Holding AS(b)	23,372
10,001	Izmir Demir Celik Sanayi AS(b)	26,803
56,619	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	40,582
428	Kartonsan Karton Sanayi	61,011
842	Konya Cimento Sanayii AS	161,111

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

TURKEY (continued)
70,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	$159,903
25,900	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	69,897
18,103	Mardin Cimento Sanayii	87,780
33,242	Marmaris Marti Otel Isletmel(b)	22,998
37,052	Net Holding AS(b)	29,098
58,142	Net Turizm Ticaret Ve Sanayi SA(b)	36,600
2,633	Nortel Networks Netas Telekomunikasyon AS	140,721
5,026	Otokar Otobus Karoseri Sanayi AS	83,639
20,000	Park Elektrik Madencilik Sanayi Ve Ticaret AS(b)	47,244
130,435	Petkim Petrokimya Holding AS(b)	187,794
11,338	Pinar Entegre Et Ve Un Sanayi AS	47,346
7,882	Pinar SUT Mamulleri Sanayii	65,829
32,559	Sarkuysan Elektrolitik Bakir	82,389
126,564	Sekerbank TAS	130,158
46,195	Selcuk Ecza Deposu Ticaret ve Sanayi AS	68,525
31,610	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT(b)	42,161
20,000	Soda Sanayii AS(b)	29,294
18,260	TAT Konserve(b)	44,044
21,043	TAV Havalimanlari Holding AS(b)	99,152
28,471	Tekfen Holding AS	118,182
30,001	Tekstil Bankasi AS(b)	18,885
25,412	Tofas Turk Otomobil Fabrikasi AS	137,162
115,395	Trakya Cam Sanayi AS(b)	240,220
27,872	Turcas Petrolculuk AS	67,576
63,902	Turk Ekonomi Bankasi AS	72,487
98,353	Turk Hava Yollari AO(b)	317,535
127,271	Turkiye Sinai Kalkinma Bankasi AS	199,103
202,912	Turkiye Sise ve Cam Fabrikalari AS(b)	418,610
57,265	Ulker Biskuvi Sanayi AS	198,443
24,185	Vestel Beyaz Esya Sanayi Ve Ticaret AS	50,346
16,028	Vestel Elektonik Sanayi(b)	24,175
15,401	Yapi Kredi Finansal Kiralama AO	46,939
9,284	Yapi Kredi Sigorta AS(b)	78,116
42,319	Zorlu Enerji Elektrik Uretim AS(b)	68,578

		7,051,337

UKRAINE — 0.0%
2,161	Kernel Holding SA(b)	60,965

Shares		Value

UNITED ARAB EMIRATES — 0.0%
88,911	Dragon Oil Plc(b)	$808,182
34,678	Lamprell Plc	164,202

		972,384

UNITED KINGDOM — 5.5%
44,083	888 Holdings Plc	33,012
275,597	Aberdeen Asset Management Plc	982,257
36,626	Admiral Group Plc	963,935
19,217	Aea Technology Group Plc(b)	1,579
233,658	Aegis Group Plc	522,126
366,842	Afren Plc(b)	853,230
19,549	Aga Rangemaster Group Plc	37,656
63,284	Aggreko Plc	1,454,676
11,076	Alterian Plc(b)	37,170
90,474	AMEC Plc	1,739,104
255,576	Amlin Plc	1,598,271
51,177	Anglo Pacific Group Plc	274,215
116	Anglo-Eastern Plantations	1,327
67,279	Anite Plc	69,512
196,439	Antisoma Plc(b)	6,986
57,224	Arena Leisure Plc	24,978
247,380	ARM Holdings Plc	2,044,724
47,156	Ashmore Group Plc	263,623
293,312	Ashtead Group Plc	779,935
15,183	Atkins (WS) Plc	167,206
41,622	Autonomy Corp. Plc(b)	997,413
10,641	Aveva Group Plc	281,587
6,967	Avis Europe Plc(b)	25,657
3,906	Axis-Shield Plc(b)	19,036
112,968	Babcock International Group Plc	1,044,123
292,859	Balfour Beatty Plc	1,573,880
6,653	Barr (A.G.) Plc	123,409
409,041	Barratt Developments Plc(b)	603,785
155,803	BBA Aviation Plc	556,546
38,008	Bellway Plc	372,908
67,497	Berkeley Group Holdings Plc(b)	956,319
17,391	Big Yellow Group Plc REIT	91,735
10,233	Bloomsbury Publishing Plc	18,195
109,592	Bodycote Plc	503,476
13,490	Booker Group Plc	12,479
20,611	Boot (Henry) Plc	34,831
59,519	Bovis Homes Group Plc(b)	417,113
2,280	Braemar Shipping Services Plc	18,078
1,216	Brammer Plc	4,675
89,517	Brewin Dolphin Holdings Plc	229,428
130,783	British Land Co. Plc REIT	1,086,227
42,974	Britvic Plc	308,806
55,082	BTG Plc(b)	198,259
83,857	Bunzl Plc	1,021,549
91,462	Burberry Group Plc	1,573,495
970	Business Post Group Plc	4,545
866,380	Cable & Wireless Communications Plc	641,722

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
589,793	Cable & Wireless Worldwide	$668,416
290,784	Cairn Energy Plc(b)	1,929,772
11	Camellia Plc	1,784
61,273	Capita Group Plc (The)	666,437
91,052	Capital & Regional Plc(b)	53,236
68,824	Capital Shopping Centres Group Plc REIT	405,262
160,932	Carillion Plc	990,680
3,444	Carpetright Plc	40,245
1,235	Carphone Warehouse Group Plc(b)	7,972
26,599	Centaur Media Plc	29,825
3,699	Charles Stanley Group Plc	17,835
714	Charles Taylor Consulting Plc	1,827
231,315	Chaucer Holdings Plc	188,971
7,421	Chemring Group Plc	399,770
43,578	Chesnara Plc	177,654
12,606	Chime Communications Plc	53,612
4,522	Chrysalis Group Plc(b)(c)	11,572
27,947	Cineworld Group Plc	94,010
4,407	Clarkson Plc	80,476
76,599	Close Brothers Group Plc	1,039,267
406,426	Cobham Plc	1,367,166
78,539	Collins Stewart Plc	108,823
122,410	Colt Telecom Group SA(b)	284,319
25,602	Communisis Plc	12,918
60,264	Computacenter Plc	423,107
6,894	Consort Medical Plc	57,148
203,040	Cookson Group Plc(b)	2,161,211
5,973	Corin Group Plc	4,640
8,886	Costain Group Plc	31,315
20,313	Cranswick Plc	278,202
34,340	Croda International Plc	819,610
89,908	CSR Plc(b)	555,480
62,834	Daily Mail & General Trust Plc - Class A	563,642
58,422	Dairy Crest Group Plc	363,102
66,668	Davis Service Group Plc	449,700
545,741	Debenhams Plc(b)	574,344
7,081	Dechra Pharmaceuticals Plc	57,848
44,269	Development Securities Plc	148,915
51,874	Devro Plc	191,200
4,050	Dialight Plc	36,297
7,308	Dignity Plc	76,091
46,143	Diploma Plc	213,611
21,990	Domino Printing Sciences Plc	227,903
12,931	Domino’s Pizza UK & Ireland Plc	111,853
115,132	Drax Group Plc	715,564
99,160	DS Smith Plc	320,696
1,955,626	DSG International Plc(b)	639,992
10,924	Dunelm Group Plc	81,788
14,288	E2V Technologies Plc(b)	25,290
34,906	Eaga Plc	44,172
95,142	easyJet Plc(b)	577,606
43,305	Electrocomponents Plc	181,189

Shares		Value

UNITED KINGDOM (continued)
196,823	Elementis Plc	$409,549
232,983	EnQuest Plc(b)	527,709
1,480,000	Ensco International Plc - ADR	80,423,200
261,347	Enterprise Inns Plc(b)	449,198
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,964	Euromoney Institutional Investor Plc	99,507
58,537	Evolution Group Plc	67,512
241,854	F&C Asset Management Plc	333,950
80,315	Fenner Plc	440,634
34,416	Ferrexpo Plc	233,086
55,849	Fiberweb Plc	87,896
6,084	Fidessa Group Plc	149,790
65,866	Filtrona Plc	296,897
11,172	Filtronic Plc	6,398
20,392	Findel Plc(b)	4,818
163,621	Firstgroup Plc	980,499
14,173	Forth Ports Plc	309,895
402,982	Fortune Oil Plc(b)	67,779
2,414	French Connection Group Plc	2,649
4,872	Fuller Smith & Turner - Class A	48,776
36,937	Future Plc	17,011
534,074	G4S Plc	2,297,883
29,883	Galliford Try Plc	149,587
180,206	Game Group Plc	193,404
5,558	Games Workshop Group Plc	32,318
64,530	Gem Diamonds Ltd.(b)	279,349
24,632	Genus Plc	350,770
833,596	GKN Plc	2,695,954
6,706	Go-Ahead Group Plc	133,738
38,840	Great Portland Estates Plc REIT	224,101
95,619	Greene King Plc	723,254
15,572	Greggs Plc	116,239
51,652	Halfords Group Plc	335,836
108,988	Halma Plc	589,912
87,376	Hammerson Plc REIT	600,720
36,175	Hampson Industries Plc	20,861
4,000	Hansard Global Plc	10,989
48,077	Hansteen Holdings Plc REIT	61,224
12,642	Hardy Oil & Gas Plc(b)	30,376
29,508	Hargreaves Lansdown Plc	252,880
102,299	Hays Plc	198,443
23,157	Headlam Group Plc	125,377
49,253	Helical Bar Plc	222,801
38,760	Helphire Plc(b)	9,003
192,769	Henderson Group Plc	471,208
14,452	Heritage Oil Ltd.(b)	75,469
47,848	Hikma Pharmaceuticals Plc	616,226
33,078	Hill & Smith Holdings Plc	149,420
166,502	HMV Group Plc	62,677
2,328	Hogg Robinson Group Plc	1,492
17,842	Holidaybreak Plc	98,244
436,206	Home Retail Group Plc	1,508,568
87,625	Homeserve Plc	614,784
103,248	Howden Joinery Group Plc	193,834
54,095	Hunting Plc	675,884

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
73,417	Huntsworth Plc	$94,082
2,355	Hyder Consulting Plc	16,221
213,499	ICAP Plc	1,834,789
93,891	IG Group Holdings Plc	679,803
43,579	Imagination Technologies Group Plc(b)	251,374
76,689	IMI Plc	1,069,970
228,000	InchCape Plc(b)	1,358,256
77,411	Inmarsat Plc	843,823
198,581	Innovation Group Plc(b)	50,895
41,344	Intercontinental Hotels Group Plc	870,881
386,978	International Consolidated Airlines Group(b)	1,589,369
718,205	International Power Plc	4,864,116
71,961	Interserve Plc	312,671
28,289	Intertek Group Plc	787,114
131,379	Invensys Plc	707,529
242,201	Investec Plc	1,857,205
64,636	IP Group Plc(b)	35,203
22,001	ITE Group Plc	80,176
1,090,131	ITV Plc(b)	1,356,814
8,667	James Fisher & Sons Plc	71,221
31,692	Jardine Lloyd Thompson Group Plc	322,362
29,184	Jazztel Plc(b)	152,037
2,974	JD Sports Fashion Plc	39,731
57,078	JJB Sports Plc(b)	4,114
48,576	JKX Oil & Gas Plc	226,508
147,668	John Wood Group Plc	1,293,881
54,773	Johnson Matthey Plc	1,688,954
81,564	Johnston Press Plc(b)	13,719
107,933	Kcom Group Plc	99,413
29,023	Keller Group Plc	309,626
95,001	Kesa Electricals Plc	196,156
10,701	Kewill Plc	15,256
5,677	Kier Group Plc	113,762
1,062,773	Kingfisher Plc	4,290,042
21,962	Kofax Plc(b)	119,787
136,203	Ladbrokes Plc	285,156
140,229	Laird Plc	363,668
45,973	Land Securities Group Plc REIT	496,713
6,033	Lavendon Group Plc	9,132
2,862,954	Legal & General Group Plc	5,090,469
4,601	Liontrust Asset Management Plc(b)	6,375
1,062,163	Logica Plc	2,310,529
60,424	London Stock Exchange Group Plc	818,842
45,510	Lonmin Plc	1,205,765
79,659	Lookers Plc	75,285
6,385	Low & Bonar Plc	5,421
3,333	M.J. Gleeson Group Plc	6,353
649,490	Man Group Plc	3,060,805
82,272	Marshalls Plc	150,237
244,353	Marston’s Plc	400,027

Shares		Value

UNITED KINGDOM (continued)
75,399	McBride Plc	$187,326
8,244	McKay Securities Plc REIT	15,054
29,062	Mears Group Plc	148,038
44,387	Mecom Group Plc(b)	195,528
298,738	Meggitt Plc	1,698,788
237,490	Melrose Plc	1,198,330
26,273	Melrose Resources Plc	98,900
73,933	Michael Page International Plc	635,373
21,967	Micro Focus International Plc	144,340
82,415	Millennium & Copthorne Hotels Plc	764,373
88,987	Misys Plc(b)	483,650
132,951	Mitchells & Butlers Plc(b)	734,097
118,008	Mitie Group Plc	412,654
231,628	Mondi Plc	1,892,264
125,036	Moneysupermarket.com Group Plc	179,058
42,805	Morgan Crucible Co. Plc	186,365
18,951	Morgan Sindall Plc	206,273
35,474	Mothercare Plc	305,712
15,625	MWB Group Holdings Plc(b)	10,637
65,080	N Brown Group Plc	295,231
154,743	National Express Group Plc(b)	606,053
18,906	Nestor Healthcare Group Plc(c)(d)	33,162
26,838	Next Plc	849,919
54,781	Northern Foods Plc	65,374
53,693	Northgate Plc(b)	251,788
75,689	Northumbrian Water Group Plc	358,270
21,220	Novae Group Plc	112,851
2,199	Oxford Instruments Plc	23,107
110,637	Pace Plc	338,142
13,223	PartyGaming Plc(b)	40,414
321,901	Pendragon Plc(b)	96,682
71,869	Pennon Group Plc	694,192
164,317	Persimmon Plc	1,075,478
28,890	Petrofac Ltd.	724,703
54,488	Petropavlovsk Plc	892,888
56,609	Photo-Me International Plc	49,420
73,007	Premier Farnell Plc	339,143
1,043,370	Premier Foods Plc(b)	355,991
22,713	Premier Oil Plc(b)	737,114
16,930	Provident Financial Plc	255,734
43,340	Psion Plc	63,523
338,071	Punch Taverns Plc(b)	371,495
112,385	PV Crystalox Solar Plc	94,512
61,900	PZ Cussons Plc	359,037
58,410	QinetiQ Group Plc(b)	124,066
181,479	Quintain Estates & Development Plc(b)	113,373
7,265	Randgold Resources Ltd.	550,449
53,253	Rank Group Plc	107,482
9,423	Rathbone Brothers Plc	173,432
3,560	REA Holdings Plc	45,335
119,552	Redrow Plc(b)	227,315
5,547	Renishaw Plc	144,833

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
1,475	Renold PLC(b)	$969
43,173	Renovo Group Plc(b)	50,830
305,532	Rentokil Initial Plc(b)	489,904
737,695	Resolution Ltd.	3,088,893
35,605	Restaurant Group Plc	162,261
466,947	Rexam Plc	2,554,340
6,922	Ricardo Plc	38,475
8,975	Rightmove Plc	120,188
5,585	RM Plc	15,030
17,399	Robert Walters Plc	85,841
15,157	Robert Wiseman Dairies Plc	82,610
13,824	ROK Plc(b)(c)(d)	4,097
20,874	Rotork Plc	548,365
47,959	RPC Group Plc	207,038
122,786	RPS Group Plc	409,496
1,657,274	RSA Insurance Group Plc	3,607,732
701,831	Sage Group Plc (The)	3,317,586
78,695	Salamander Energy Plc(b)	366,952
44,607	Savills Plc	250,587
54,624	Schroders Plc	1,577,610
26,053	Schroders Plc - Non Voting	587,599
25,119	SDL Plc(b)	247,054
100,680	Segro Plc REIT	481,080
140,739	Senior Plc	333,203
125,731	Serco Group Plc	1,109,723
45,373	Severfield-Rowen Plc	163,713
28,353	Severn Trent Plc	621,306
54,091	Shaftesbury Plc REIT	379,940
206,280	Shanks Group Plc	384,619
297,590	SIG Plc(b)	695,018
120,346	Smith & Nephew Plc	1,337,863
53,086	Smiths Group Plc	1,156,483
23,780	Smiths News Plc	37,711
83,276	Soco International Plc(b)	485,559
10,749	Southern Cross Healthcare Ltd.(b)	3,788
51,438	Spectris Plc	1,112,342
178,555	Speedy Hire Plc	82,230
16,818	Spirax-Sarco Engineering Plc	488,150
232,793	Spirent Communications Plc	516,091
94,269	Sports Direct International Plc(b)	249,157
7,688	St. Ives Group Plc	11,576
74,596	St. James’s Place Plc	362,058
79,129	St. Modwen Properties Plc	211,043
1,029,382	Standard Life Plc	3,780,952
16,831	Sthree Plc	100,105
22,663	Synergy Health Plc	321,097
16,808	T Clarke Plc	25,106
193,310	Talktalk Telecom Group Plc	499,470
173,743	Tate & Lyle Plc	1,534,876
394,679	Taylor Wimpey Plc(b)	219,252
5,162	Ted Baker Plc	54,160
43,841	Telecity Group Plc(b)	344,110
11,245	Telecom Plus Plc	81,958
43,100	Tethys Petroleum Ltd.(b)	70,589

Shares		Value

UNITED KINGDOM (continued)
333,138	Thomas Cook Group Plc	$1,017,109
38,780	Timeweave Plc	14,753
14,332	Topps Tiles Plc	18,538
11,051	Town Centre Securities Plc REIT	29,208
100,609	Travis Perkins Plc	1,630,939
70,271	Trinity Mirror Plc(b)	93,990
31,741	TT electronics Plc	92,028
334,005	TUI Travel Plc	1,353,611
89,284	Tullett Prebon Plc	554,914
57,579	UK Coal Plc - Sub-Shares(b)	41,505
16,341	Ultra Electronics Holdings	467,237
13,118	Umeco Plc	96,765
117,403	United Utilities Group Plc	1,022,114
7,888	UTV Media Plc	16,805
166,727	Vectura Group Plc(b)	218,330
22,798	Victrex Plc	525,872
10,292	Vitec Group Plc (The)	98,917
9,361	Volex Group Plc(b)	54,281
78,552	Weir Group Plc (The)	1,993,118
1,210	Wellstream Holdings Plc	15,196
43,403	Wetherspoon (J.D.) Plc	308,551
33,542	WH Smith Plc	248,766
71,824	Whitbread Plc	1,996,133
377,315	William Hill Plc	1,096,986
14,285	Wilmington Group Plc	41,417
14,457	Wincanton Plc	34,563
54,494	Wolfson Microelectronics Plc(b)	263,619
87,608	Wolseley Plc(b)	3,055,081
127,523	Workspace Group Plc REIT	52,089
25,234	WSP Group Plc	142,282
11,640	Xaar Plc	43,630
115,002	Xchanging Plc	208,624
799	XP Power Ltd.	17,726
184,454	Yell Group Plc(b)	32,501
422	Yule Catto & Co. Plc	1,482

		256,153,111

UNITED STATES — 50.6%
3,737	1st Source Corp.	70,443
1,559	Aaron’s, Inc.	29,917
375,000	ABM Industries, Inc.	9,637,500
140,000	Adobe Systems, Inc.(b)	4,627,000
1,438,107	Advance Auto Parts, Inc.	91,952,562
103,800	Alberto-Culver Co.	3,866,550
10,000	Alleghany Corp.(b)	3,087,800
65,000	Allergan, Inc.	4,589,650
3	Alnylam Pharmaceuticals, Inc.(b)	31
110,000	Altera Corp.	4,132,700
250,000	American Medical Systems Holdings, Inc.(b)	4,880,000
178	American National Insurance Co.	14,842
111,400	American Public Education, Inc.(b)	3,738,584

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
951	Amerisafe, Inc.(b)	$16,937
75,000	Ametek, Inc.	3,058,500
1,100	Amrep Corp.(b)	14,113
125,000	Ansys, Inc.(b)	6,556,250
85,000	Apollo Group, Inc. - Class A(b)	3,507,950
300,000	Aptargroup, Inc.	14,418,000
225,000	Ariba, Inc.(b)	6,320,250
150,000	Arthur J. Gallagher & Co.	4,452,000
63	Aspen Technology, Inc.(b)	891
2,520	Assisted Living Concepts, Inc.(b)	82,958
75,000	athenahealth, Inc.(b)	3,220,500
14,861	Atlantic Power Corp.	227,364
250,000	Avon Products, Inc.	7,077,500
60,000	Bard (C.R.), Inc.	5,661,000
100,000	Beckman Coulter, Inc.	7,201,000
125,000	Bio-Rad Laboratories, Inc. - Class A(b)	13,610,000
100,000	Bio-Reference Labs, Inc.(b)	2,309,000
150,000	Blackboard, Inc.(b)	5,829,000
175,000	Blue Coat Systems, Inc.(b)	5,041,750
1,000	BMP Sunstone Corp.(b)	9,940
250,000	Bottomline Technologies, Inc.(b)	5,732,500
300,000	Brady Corp. - Class A	9,825,000
250,000	Brigham Exploration Co.(b)	7,402,500
250,000	Brown & Brown, Inc.	6,190,000
35,000	Brown-Forman Corp. - Class B	2,322,250
65,000	Capella Education Co.(b)	3,721,250
150,000	Cardtronics, Inc.(b)	2,563,500
3,701,000	CareFusion Corp.(b)	95,226,730
4,160	Casey’s General Stores, Inc.	176,758
595	Cato Corp. (The) - Class A	14,542
90,000	Cephalon, Inc.(b)	5,317,200
40,000	Cerner Corp.(b)	3,954,000
1,800	Chesapeake Corp.(b)	2
70,000	Church & Dwight Co., Inc.	4,816,700
200,000	CLARCOR, Inc.	8,636,000
882	Clifton Savings Bancorp, Inc.	10,081
120,000	Clorox Co.	7,546,800
6,925	CNA Surety Corp.(b)	166,408
6,023	Commerce Bancshares, Inc.	247,726
1,687,000	Computer Sciences Corp.	89,900,230
250,000	comScore, Inc.(b)	5,990,000
116,000	Concur Technologies, Inc.(b)	5,919,480
200,000	Constant Contact, Inc.(b)	5,598,000
240,000	Copart, Inc.(b)	9,420,000
115,100	CoStar Group, Inc.(b)	6,477,828
8	Cousins Properties, Inc. REIT	68
2,910,000	Crown Holdings, Inc.(b)	97,077,600
136,000	Cummins, Inc.	14,399,680
518,400	Del Monte Foods Co.	9,828,864
350,000	Denbury Resources, Inc.(b)	7,122,500
75,000	DeVry, Inc.	3,908,250
376	DexCom, Inc.(b)	5,303
4,500	Ditech Networks, Inc.(b)	6,120

Shares		Value

UNITED STATES (continued)
200	Dixie Group, Inc.(b)	$888
1,557,870	Dollar Tree, Inc.(b)	78,797,065
1,297	Dover Motorsports, Inc.(b)	2,438
1,917,557	Dresser-Rand Group, Inc.(b)	88,073,393
100,000	Ecolab, Inc.	4,969,000
105,000	Energizer Holdings, Inc.(b)	7,637,700
275	Farmer Bros. Co.	3,567
150,000	FARO Technologies, Inc.(b)(c)	4,548,000
100	Federal Agricultural Mortgage Corp. - Class A	1,285
175,000	Financial Engines, Inc.(b)	3,969,000
8,576	First Acceptance Corp.(b)	15,780
800	First Mercury Financial Corp.	13,160
1,420,000	Fiserv, Inc.(b)	87,713,400
490,000	Flowers Foods, Inc.	12,362,700
855,000	Flowserve Corp.	106,866,450
89	FPIC Insurance Group, Inc.(b)	3,183
3,100	Franklin Bank Corp.(b)	2
75,000	Gardner Denver, Inc.	5,410,500
100,000	Gartner Group, Inc.(b)	3,542,000
150,000	Genomic Health, Inc.(b)	3,340,500
240,000	Gen-Probe, Inc.(b)	15,093,600
80,400	Golden Star Resources Ltd.(b)	297,079
150,000	Gulfport Energy Corp.(b)	3,591,000
225,000	Hain Celestial Group, Inc.(b)	5,991,750
2,143	Hardinge, Inc.	18,751
425,000	HCC Insurance Holdings, Inc.	12,869,000
400,000	Healthcare Realty Trust, Inc. REIT	8,400,000
275	Healthcare Services Group, Inc.	4,356
1,464,150	Henry Schein, Inc.(b)	96,136,089
764	Heritage Commerce Corp.(b)	3,499
755	Hess Corp.	63,511
120,000	HJ Heinz Co.	5,700,000
494	HMS Holdings Corp.(b)	31,784
285,000	Hologic, Inc.(b)	5,677,200
1,725	Horizon Financial Corp.(b)	4
14,280	Hypercom Corp.(b)	127,663
400,000	IDEX Corp.	15,864,000
74,000	IHS, Inc. - Class A(b)	6,065,040
150,000	Immucor, Inc.(b)	2,965,500
691	Immunogen, Inc.(b)	5,708
800	Independence Holding Co.	6,312
9,600	Indevus Pharmaceuticals, Inc.(c)(d)	10,560
205,000	Informatica Corp.(b)	9,512,000
4	Insulet Corp.(b)	68
150,000	Integra LifeScience Holdings Corp.(b)	6,957,000
15,000	IntercontinentalExchange, Inc.(b)	1,807,350
4,000,000	International Game Technology	68,680,000
386	Interval Leisure Group, Inc.(b)	6,049
1,449	Introgen Therapeutics, Inc.(b)	1
140,000	Intuit, Inc.(b)	6,570,200
14,000	Intuitive Surgical, Inc.(b)	4,520,740

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
100,000	ITT Corp.	$5,892,000
1,800	J Crew Group, Inc.(b)	78,156
150,873	Jack Henry & Associates, Inc.	4,459,806
2,033,000	JC Penney Co., Inc.	65,198,310
275,000	John Wiley & Sons, Inc. - Class A	12,636,250
150,000	K12, Inc.(b)	4,087,500
135,000	Kellogg Co.	6,790,500
30,000	L-3 Communications Holdings, Inc.	2,347,500
65,000	Laboratory Corp. of America Holdings(b)	5,844,150
2,233	Ladish Co., Inc.(b)	119,555
150,000	Lancaster Colony Corp.	8,335,500
265,000	Landstar System, Inc.	10,978,950
157	Legacy Bancorp, Inc.	2,041
150,000	Life Technologies Corp.(b)	8,143,500
3,900	Liz Claiborne, Inc.(b)	19,266
50,000	LogMein, Inc.(b)	1,926,500
250,000	Luminex Corp.(b)(c)	4,245,000
2,500	Marshall & Ilsley Corp.	17,475
166,300	Martek Biosciences Corp.(b)	5,223,483
150,000	Masimo Corp.	4,496,250
1,273	Mastech Holdings, Inc.(b)	5,156
75,000	Matthews International Corp. - Class A	2,658,000
1,200	McClatchy Co. (The) - Class A(b)	6,120
1,897,624	McCormick & Co., Inc.	83,874,981
350,000	MedAssets, Inc.(b)	6,870,500
399	MEMSIC, Inc.(b)	1,245
150,000	Meridian Bioscience, Inc.	3,291,000
3	Micrel, Inc.	40
155,709	Minera Andes, Inc.(b)	390,303
130,000	Molson Coors Brewing Co. - Class B	6,093,100
5,500	Monaco Coach Corp.(b)	47
260,000	Morningstar, Inc.(c)	13,889,200
677	Movie Gallery, Inc.(b)(c)(d)	0
395,000	Myriad Genetics, Inc.(b)	7,884,200
100,000	Nalco Holding Co.	3,046,000
6,918	National Beverage Corp.	93,047
350,000	National Instruments Corp.	14,808,500
75,000	National Interstate Corp.(c)	1,576,500
25,000	National Oilwell Varco, Inc.	1,847,500
150,000	Navigators Group, Inc.(b)(c)	7,341,000
211	Nektar Therapeutics(b)	2,365
1,100,746	NetApp, Inc.(b)	60,243,829
100,000	NeuStar, Inc. - Class A(b)	2,683,000
150,000	Northern Trust Corp.	7,797,000
28,100	Novell, Inc.(b)	169,162
250,000	NuVasive, Inc.(b)	6,986,250
160,000	Oasis Petroleum, Inc.(b)	5,115,200
50,000	Oil States International, Inc.(b)	3,388,000
737	Old Second Bancorp, Inc.	1,157
1,973,500	Omnicom Group, Inc.	88,570,680

Shares		Value

UNITED STATES (continued)
7,982	Palm Harbor Homes, Inc.(b)	$319
3,700	Patriot Coal Corp.(b)	96,829
150,000	Paychex, Inc.	4,800,000
120	Pegasystems, Inc.	4,102
875	Pervasive Software, Inc.(b)	4,847
2,700	PFF Bancorp, Inc.(b)	5
50,000	Pioneer Natural Resources Co.	4,758,000
187,500	Progress Software Corp.(b)	5,370,000
125,000	Ralcorp Holdings, Inc.(b)	7,650,000
71,015	Ram Power Corp.(b)	139,002
150,000	Republic Services, Inc.	4,626,000
90,000	ResMed, Inc.(b)	2,834,100
275,000	Resolute Energy Corp.(b)	4,977,500
120,000	Robbins & Myers, Inc.	4,983,600
50,000	Roper Industries, Inc.	3,884,500
100,000	Rosetta Resources, Inc.(b)	3,995,000
26,325	RPC, Inc.	462,794
225,000	Ruddick Corp.	7,582,500
448	Saga Communications, Inc. - Class A(b)	11,581
1,568	Salem Communications Corp. - Class A	5,002
500,000	SandRidge Energy, Inc.(b)	3,720,000
3,399,700	SEI Investments Co.	78,703,055
300,000	Sensient Technologies Corp.	10,173,000
200,000	Silgan Holdings, Inc.	7,466,000
1,588	Simmons First National Corp. - Class A	44,131
25,000	SM Energy Co.	1,554,000
450,000	Smart Balance, Inc.(b)	1,802,250
250,000	Snyders-Lance, Inc.	5,185,000
300,000	SolarWinds, Inc.(b)	5,670,000
100,000	SonoSite, Inc.(b)	3,356,000
100,000	Sourcefire, Inc.(b)	2,461,000
100,000	St. Jude Medical, Inc.(b)	4,050,000
30,000	Strayer Education, Inc.	3,600,000
17,048	Student Transportation, Inc.	107,939
400,000	Superior Energy Services, Inc.(b)	14,048,000
9,000	Swisher Hygiene, Inc.(b)	56,354
8,480	SXC Health Solutions Corp.(b)	408,185
65,000	Techne Corp.	4,481,750
700	Tecumseh Products Co. - Class B(b)	8,320
75,000	Teleflex, Inc.	4,299,000
8,559	Tellabs, Inc.	45,363
9,100	Tenet Healthcare Corp.(b)	60,515
375,000	Tetra Technologies, Inc.(b)	4,256,250
50,000	Tractor Supply Co.	2,565,500
2,740	TRC Cos., Inc.(b)	9,672
110,000	TreeHouse Foods, Inc.(b)	5,263,500
155	Trico Bancshares	2,351
175,000	Tupperware Brands Corp.	8,006,250
146,800	Ultimate Software Group, Inc.(b)	7,134,480
80,000	Ultra Petroleum Corp.(b)	3,818,400

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
200,000	UMB Financial Corp.	$8,130,000
683	Universal Truckload Services, Inc.(b)	10,177
1,100	Urstadt Biddle Properties, Inc. REIT	17,853
150,000	UTi Worldwide, Inc.	3,285,000
250,000	VCA Antech, Inc.(b)	5,730,000
840	Vector Group Ltd.	13,448
150,000	Verisk Analytics, Inc. - Class A(b)	5,074,500
30,000	VF Corp.	2,481,600
275,000	W.R. Berkley Corp.	7,768,750
100,000	Wabtec Corp.	5,420,000
50,000	Waddell & Reed Financial, Inc. - Class A	1,806,000
1,100	Walter Energy, Inc.	143,297
525,000	Waste Connections, Inc.	15,209,250
1,600	WaterFurnace Renewable Energy, Inc.	40,058
1,046,151	Waters Corp.(b)	79,915,475
312	Waterstone Financial, Inc.(b)	842
100,000	WD-40 Co.	3,937,000
320,300	West Pharmaceutical Services, Inc.(c)	12,808,797
50,000	Whiting Petroleum Corp.(b)	6,314,000
225,000	Willis Group Holdings Plc	8,455,500
1,347,222	Wisconsin Energy Corp.	81,224,014
60,000	Wolverine World Wide, Inc.	1,911,000
100,000	Wright Express Corp.(b)	4,732,000
2,410,000	Xilinx, Inc.	77,602,000
1,425	X-Rite, Inc.(b)	6,356
65,000	Zimmer Holdings, Inc.(b)	3,845,400

		2,376,911,214

Total Common Stocks (Cost $3,025,156,782)		4,134,780,340

INVESTMENT COMPANY — 0.3%

1,037	Enbridge Income Fund Holdings, Inc. 0.01%(f)	18,175

15,430,200	SEI Daily Income Trust Government II Fund, Class A 0.01%(f)	15,430,200

Total Investment Company (Cost $15,448,232)		15,448,375

Shares		Value

EXCHANGE TRADED FUNDS — 6.0%
625,000	iShares MSCI EAFE Small Cap Index Fund	$26,562,500
2,168,500	iShares MSCI Emerging Markets Index Fund	99,338,985
100,861	iShares MSCI Japan Small Cap Index Fund	4,765,178
1,575,000	iShares MSCI Malaysia Index Fund	22,380,750
1,317,400	iShares MSCI Singapore Index Fund	18,101,076
357,000	iShares MSCI South Korea Index Fund	21,919,800
250,000	iShares S&P Small Cap 600 Index Fund	17,137,500
55,000	SPDR Russell Nomura Small Cap Japan Fund	2,413,378
510,000	SPDR S&P International Small Cap Fund	15,815,100
328,648	SPDR S&P Midcap 400 Trust	55,163,567

Total Exchange Traded Funds (Cost $196,220,437)		283,597,834

RIGHTS/WARRANTS — 0.0%

Banks — 0.0%
340,455	Banco Popolare SC Rights, Expire 3/25/11(b)	459,142
278,950	Marfin Popular Bank Rights, Expire 2/28/11	7,638

		466,780
Consumer Discretionary — 0.0%
799	Jyoti Structures Rights, Expire 5/20/11(c)(d)	0
1,534	Les Enphants Co. Warrants, Expire 10/26/12(c)(d)	470

		470

Consumer Staples — 0.0%
1,308	Britannia Industries Ltd. Rights, Expire 3/22/13(c)	29
3,158	Ciech SA Rights, Expire 2/1/16(d)	4,329

		4,358

Diversified Financials — 0.0%
800,000	Wang ON Group Ltd. Rights, Expire 7/5/11(b)	14,776

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

Energy — 0.0%
2,935	White Energy Co. Ltd. - Performance Shares, Conversion Period 3/30/12(c)(d)	$9,126
2,935	White Energy Co. Ltd. - Performance Shares, Conversion Period 3/31/11(c)(d)	9,126

		18,252

Health Care — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0

		0

Industrials — 0.0%
2,644	Hong Kong Energy Warrants, Expire 6/8/11(b)(c)	9
2,610	LCY Chemical Rights, Expire 2/9/11(d)	1,438

		1,447

Information Technology — 0.0%
7,208	Asia Vital Components Warrants, Expire 02/21/11(c)(d)	844

Insurance — 0.0%
23,873	Novae Group - Class B Rights, Expire 3/4/11	0

Materials — 0.0%
2,762	MIL Resources Ltd. Warrants, Expire 5/31/12(b)(c)	19
426,400	Sahaviriya Steel Industries Rights, Expire 2/22/11(c)	17,666

		17,685

Real Estate — 0.0%
151,500	AFP Properties Ltd. Warrants, Expire 11/18/15(b)	33,159

Total Rights/Warrants (Cost $510,165)		557,771

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 3.7%

Federal Home Loan Bank — 3.7%
$147,000,000	0.10%, 02/01/2011(g)	$147,000,000
25,000,000	0.14%, 02/07/2011(g)	24,999,417

Total U.S. Government Agencies (Cost $171,999,417)		171,999,417

U.S. GOVERNMENT SECURITIES — 0.5%

U.S. Treasury Notes — 0.5%
25,000,000	0.14%, 02/10/2011(g)	24,999,119

Total U.S. Government Securities (Cost $24,999,119)		24,999,119

Shares

CASH SWEEP — 0.9%
40,669,044	Citibank - US Dollars on Deposit in Custody Account, 0.05%(f)	40,669,044

Total Cash Sweep (Cost $40,669,044)		40,669,044

TOTAL INVESTMENTS — 99.5% (Cost $3,475,003,196)(a)		4,672,051,900
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		24,182,649

NET ASSETS — 100.0%		$4,696,234,549

(a)	Cost for federal income tax purposes is $3,477,305,529 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,231,422,653
Unrealized depreciation	(36,676,282)

Net unrealized appreciation	$1,194,746,371

At January 31, 2011, the Global Small and Mid Cap Fund held investments in restricted and illiquid securities amounting to $ $44,836,515 or 0.95% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/11 Carrying Value Per Unit

$0	Allied Medical Ltd.	06/23/05	$—
$11,712	Amadeus Energy Ltd.	08/09/10	$0.22
$0	Asia Vital Components Rights	02/10/09	$0.12
$181,550	Banco De Sabadell	05/23/05	$1.12
$0	Britannia Industries Ltd. - Rights	03/08/10	$0.02
$42,790	Central Proteinaprima Tbk PT	09/25/09	$0.01
$34,918	China Public Procurement Ltd.	09/08/09	$0.09
$39,949	China Renji Medical Group Ltd.	09/23/09	$0.01

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Acquisition Cost	Issuer	Acquisition Date	01/31/11 Carrying Value Per Unit

$17,246	Chrysalis Group Plc	05/23/05	$2.56
$66,427	Ciech SA	09/23/08	$8.36
$41,267	Eganagoldpfeil Holdings Ltd.	12/06/06	$—
$72,158	Erinaceous Group Plc	05/25/05	$—
$3,369,334	FARO Technologies, Inc.	11/21/07	$30.32
$8,073	Ferraus Ltd. - Placement Shares	01/31/11	$0.86
$43,908	Fionia Holding A/S	05/23/05	$—
$155,884	Great Southern Ltd.	04/08/05	$—
$0	Hong Kong Energy Holdings — Warrants	04/27/10	$—
$0	Indevus Pharmaceuticals, Inc.	03/23/09	$1.10
$37,409	Indorama Polymers PCL	09/25/09	$0.26
$1,276	Jubilant Industries Ltd.	02/10/09	$1.42
$68,683	Jurong Technologies Industrial Corp. Ltd.	04/06/05	$—
$0	Jyoti Structures Rights	06/2810	$—
$0	Les Enphants Co. Rights	07/28/10	$0.31
$0	Ligand Pharmaceuticals - H3 Rights	02/25/10	$—
$0	Ligand Pharmaceuticals - Merck Rights	02/25/10	$—
$3,764,635	Luminex Corp.	07/25/07	$16.98
$0	LCY Chemical Right	08/22/08	$0.55
$22,411	Mariella Burani SPA	07/08/05	$3.45
$0	MIL Resources Ltd. - Warrants	07/06/07	$0.01
$26,306	Mivtach Shamir Holdings Ltd.	04/21/09	$30.43
$5,937,762	Morningstar, Inc.	11/14/08	$53.42
$17,657	Movie Gallery Inc.	05/04/05	$—
$1,332,465	National Interstate Corp.	03/24/08	$21.02
$6,985,376	Navigators Group, Inc.	01/28/10	$48.94
$47,060	Nestor Healthcare Group Plc	07/08/05	$1.75
$13,025	Peace Mark Holdings Ltd.	05/24/05	$—
$57,175	Pike River Coal Ltd.	09/03/09	$—
$26,558	ROK Plc	08/11/05	$0.30
$0	Sahaviriya Rights	01/31/11	$0.04
$33,211	Skyfame Realty Holdings Ltd.	08/21/07	$—
$32,430	Socotherm SPA	05/05/05	$1.95
$16,114	TA Global Berhad	05/05/05	$0.15
$6,051	TCI Developers Ltd.	10/01/10	$4.58
$104,239	Timbercorp Ltd.	04/08/05	$—
$26,620	Tong Yang Major Corp.	06/15/10	$2.23

Acquisition Cost	Issuer	Acquisition Date	01/31/11 Carrying Value Per Unit

$8,501,225	West Pharmaceutical Services, Inc.	09/28/07	$39.99
$0	White Energy Co. Ltd. - Performance Shares	08/25/10	$3.11
$0	White Energy Co. Ltd. - Performance Shares	08/25/10	$3.11
$21,998	Windimurra Vanadium Ltd.	08/28/08	$0.17
$44,664	Zhejiang Glass Co Ltd. H Shares	10/05/07	$0.32

(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $413,017, which is 0.01% of net assets.
(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	Rate shown represents current yield at January 31, 2011.
(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.4%
Consumer Discretionary	16.1%
Consumer Staples	5.9%
Diversified Financials	4.1%
Energy	9.6%
Health Care	10.9%
Industrials	13.6%
Information Technology	13.9%
Insurance	2.5%
Materials	5.1%
Real Estate	1.2%
Telecommunication Services	0.4%
Utilities	2.4%
Other*	11.9%

100%

*

Includes cash and equivalents, exchange traded funds, U.S. government agencies and securities, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	January 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 9.1%

ARGENTINA — 0.0%
55,380	Siderar SAIC - Class A	$469,158

AUSTRALIA — 0.1%
285,230	Aditya Birla Minerals Ltd.(b)	352,466
135,910	Automotive Holdings Group	339,958
39,020	Bradken Ltd.	359,690
23,980	Energy Resources of Australia Ltd.	239,929
525,680	Grange Resources Ltd.(b)	413,855
123,270	Panoramic Resources Ltd.	287,457
220,860	Specialty Fashion Group Ltd.	278,425
300,030	WHK Group Ltd.	313,945

		2,585,725

AUSTRIA — 0.0%
78,150	CAT Oil AG	853,853
8,547	Erste Group Bank AG	428,298
15,307	OMV AG	679,026

		1,961,177

BAHAMAS — 0.0%
13,190	Steiner Leisure Ltd.(b)	584,581

BELGIUM — 0.1%
254,010	Ageas	720,248
10,942	Belgacom SA	393,183
13,500	D’ieteren SA	810,503
6,808	Groupe Bruxelles Lambert SA	612,774

		2,536,708

BERMUDA — 0.1%
16,610	Aspen Insurance Holdings Ltd.	499,131
335,460	Northern Offshore Ltd.(b)	827,701
23,930	Signet Jewelers Ltd.(b)	1,016,546

		2,343,378

BRAZIL — 0.1%
27,160	Contax Participacoes SA	475,762
18,840	Natura Cosmeticos SA	482,599
45,050	Odontoprev SA	608,072
47,550	Sao Martinho SA	684,604
9,980	Souza Cruz SA	476,684
135,150	TPI - Triunfo Participacoes e Investimentos SA	749,955

		3,477,676

CANADA — 0.2%
401,220	Algonquin Power & Utilities Corp.	1,955,314
500,000	Asian Coast Development Ltd.(b)(c)	0
6,275	BCE, Inc.	227,914
45,790	Bird Construction, Inc.	1,678,685
220,930	Cott Corp.(b)	1,776,277
132,200	Flint Energy Services Ltd.(b)	2,429,201
4,608	Loblaw Cos. Ltd.	180,068
8,940	Nexen, Inc.	224,538

Shares		Value

CANADA (continued)
4,145	Teck Resources Ltd. - Class B	$251,055
10,688	TransCanada Corp.	390,219

		9,113,271

CHILE — 0.0%
146,820	Empresa Electrica del Norte Grande SA	376,591
1,672,883	Enersis SA	692,869

		1,069,460

CHINA — 0.1%
820,000	China Petroleum & Chemical Corp. - H Shares	903,439
748,000	China Telecom Corp. Ltd. - H Shares	445,155
158,100	Chongqing Changan Automobile Co. Ltd. - B Shares	137,079
469,420	Qingling Motors Co. Ltd. - H Shares	136,070
111,000	Shenzhou International Group Holdings Ltd.	129,271
138,000	Sinotruk Hong Kong Ltd.	128,324
234,400	Zhejiang Southeast Electric Power Co. - B Shares	144,156

		2,023,494

CYPRUS — 0.0%
181,560	Songa Offshore SE(b)	999,690

DENMARK — 0.0%
10,610	FLSmidth & Co. AS	911,628

EGYPT — 0.0%
128,499	Glaxo Smith Kline	239,777
43,240	Suez Cement	252,538

		492,315

FINLAND — 0.1%
32,340	Ahlstrom Oyj	699,597
67,400	HKScan Oyj - A Shares	720,712
57,760	Huhtamaki Oyj	836,689
47,880	PKC Group Oyj	995,124

		3,252,122

FRANCE — 0.2%
3,020	BNP Paribas	225,762
6,329	Casino Guichard Perrachon SA	618,446
1,573	Christian Dior SA	216,121
2,604	Compagnie Generale des Etablissements Michelin - Class B	189,565
26,612	France Telecom SA	581,334
15,879	GDF Suez	629,938
3,254	Lafarge SA	192,799
18,947	Safran SA	684,850
6,040	Sanofi-Aventis SA	412,450
3,813	Total SA	222,997

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

FRANCE (continued)
73,630	UBISOFT Entertainment(b)	$864,047
3,983	Vallourec SA	432,667
6,820	Veolia Environnement SA	213,178
7,548	Vinci SA	436,988
14,122	Vivendi SA	404,781

		6,325,923

GERMANY — 0.1%
5,640	Axel Springer AG	896,525
113,790	Balda AG(b)	1,136,373
16,876	Deutsche Lufthansa AG	354,558
3,680	EnBw Energie Baden-Wuerttemberg AG	207,585
19,780	Gerry Weber International AG	952,331
321,250	QSC AG(b)	1,434,757

		4,982,129

HONG KONG — 0.2%
145,000	Cathay Pacific Airways Ltd.	365,259
36,000	Cheung Kong Holdings Ltd.	593,793
56,500	China Mobile Ltd.	555,097
552,000	China Unicom (Hong Kong) Ltd.	911,899
182,000	Chinese Estates Holdings Ltd.	302,530
420,500	Dickson Concepts International Ltd.	327,915
196,000	Fufeng Group Ltd.	157,370
80,000	Henderson Land Development Co. Ltd.	554,597
58,000	Hongkong Land Holdings Ltd.	408,320
12,400	Jardine Matheson Holdings Ltd.	578,088
13,500	Jardine Strategic Holdings Ltd.	379,350
82,680	Jinhui Shipping & Transportation Ltd.	286,318
8,740,000	Kai Yuan Holdings Ltd.(b)	291,458
518,000	Shun Tak Holdings Ltd.	322,228
92,000	Sino Land Co. Ltd.	173,931
14,500	Swire Pacific Ltd. - Class A	228,008
117,500	Swire Pacific Ltd. - Class B	339,088
538,000	Texhong Textile Group Ltd.	502,349
1,273,090	Victory City International Holdings Ltd.	266,157
31,000	Wharf Holdings Ltd.	234,190

		7,777,945

HUNGARY — 0.0%
1,856	MOL Hungarian Oil and Gas Plc	208,134

INDIA — 0.1%
28,860	Amara Raja Batteries Ltd.	106,646
70,040	Balrampur Chini Mills Ltd.(b)	107,707
2,770	Grasim Industries Ltd.(b)	137,426
28,480	Gujarat Flourochemicals Ltd.	160,483
35,668	Hindalco Industries Ltd.	178,418
91,136	Indian Oil Corp. Ltd.(b)	667,788
7,450	Jammu & Kashmir Bank Ltd.(b)	119,401

Shares		Value

INDIA (continued)
5,080	JSW Steel Ltd.	$100,239
20,258	Oil & Natural Gas Corp. Ltd.(b)	519,599
32,250	Orchid Chemicals & Pharmaceuticals Ltd.	206,524
15,240	Plethico Pharmaceuticals Ltd.	120,947

		2,425,178

INDONESIA — 0.0%
4,152,500	Bakrie Sumatera Plantations Tbk PT	156,040
204,000	Hexindo Adiperkasa Tbk PT	154,443

		310,483

IRELAND — 0.0%
12,340	Accenture Plc - Class A	635,140
182,700	Grafton Group Plc	855,492
34,256	WPP Plc	423,892

		1,914,524

ISRAEL — 0.0%
15,490	Koor Industries Ltd.	381,222

ITALY — 0.2%
229,790	Arnoldo Mondadori Editore SpA	810,139
136,020	De’Longhi SpA	1,257,996
112,460	Enel SpA	635,530
26,440	ENI SpA	626,266
83,060	Esprinet SpA	619,214
61,560	Indesit Co. SpA	675,122
343,149	Intesa Sanpaolo SpA	1,141,669
1,223,360	Prelios SpA(b)	896,106
4,882	Saipem SpA	244,240
80,392	Snam Rete Gas SpA	421,838
76,850	Societa Iniziative Autostradali e Servizi SpA	825,445
422,720	Telecom Italia SpA	600,760

		8,754,325

JAPAN — 0.6%
5,500	Aisin Seiki Co. Ltd.	208,729
23,000	Arcs Co. Ltd.	353,350
15,000	ASKUL Corp.	296,784
15,700	Astellas Pharma, Inc.	599,653
8,000	Autobacs Seven Co. Ltd.	320,175
85,000	Bando Chemical Industries Ltd.	374,878
59,000	Belluna Co. Ltd.	356,530
27	Central Japan Railway Co.	227,632
16,000	Chubu Electric Power Co., Inc.	400,000
54,000	Cleanup Corp.	388,158
12,000	Cosmos Pharmaceutical Corp.	482,456
71,000	Culture Convenience Club Co. Ltd.	389,254
36,000	Dainippon Sumitomo Pharma Co. Ltd.	323,246
110,000	Daiso Co. Ltd.	349,781
11,900	Denso Corp.	437,841

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
12,000	Doshisha Co. Ltd.	$272,515
240	Fields Corp.	374,269
13,000	Foster Electric Co. Ltd.	348,757
129,000	Fujitsu Ltd.	803,107
46,000	Futaba Industrial Co. Ltd.	342,982
260	Geo Corp.	298,392
6,000	Hakuhodo DY Holdings, Inc.	342,836
24,000	Heiwa Corp.	350,585
62,000	Hokuetsu Kishu Paper Co. Ltd.	345,955
12,000	Inaba Denki Sangyo Co. Ltd.	335,819
9,000	Itochu Techno-Science Corp.	313,377
125,500	JX Holdings, Inc.	848,593
23,900	Kansai Electric Power Co., Inc. (The)	591,094
67	KDDI Corp.	376,304
32,000	Koa Corp.	362,573
31,000	Marubeni Corp.	233,029
29,000	Mimasu Semiconductor Industry Co. Ltd.	345,188
129,000	Morinaga & Co. Ltd.	304,898
73,000	Nichias Corp.	407,334
58,000	Nippon Flour Mills Co. Ltd.	290,424
17,800	Nippon Telegraph & Telephone Corp.	826,243
473	NTT DoCoMo, Inc.	844,231
38,000	Sanoh Industrial Co. Ltd.	372,685
36,000	Sanshin Electronics Co. Ltd.	310,526
16,960	Secom Co. Ltd. - ADR	199,280
19,000	Sega Sammy Holdings, Inc.	380,556
51,000	Seiren Co. Ltd.	383,370
33,000	Sekisui Jushi Corp.	335,709
3,000	Shimamura Co. Ltd.	268,640
28,000	Siix Corp.	337,037
16,000	Sumitomo Corp.	230,214
62,000	Sumitomo Warehouse Co. Ltd. (The)	328,582
23,300	Suzuki Motor Corp.	563,765
22,000	Tachi-S Co. Ltd.	382,749
25,000	Taiyo Yuden Co. Ltd.	378,594
16,100	Takeda Pharmaceutical Co. Ltd.	774,793
131,000	Tokyo Gas Co. Ltd.	569,773
40,000	Tomy Co. Ltd.	331,871
32,000	Touei Housing Corp.	509,162
37,000	Transcosmos, Inc.	364,230
7,000	Tsuruha Holdings, Inc.	336,866
15,000	Xebio Co. Ltd.	342,836
49,000	Yahagi Construction Co.	291,326
24,000	Yamato Holdings Co. Ltd.	364,327

		23,423,863

MALAYSIA — 0.0%
209,500	AirAsia Berhad(b)	188,184
363,490	DRB-Hicom Berhad	225,586
189,200	Multi-Purpose Holdings Berhad	153,881
148,200	Puncak Niaga Holdings Berhad	123,439

Shares		Value

MALAYSIA (continued)
267,025	Tenaga Nasional Berhad	$536,405

		1,227,495

MEXICO — 0.0%
291,220	Grupo Famsa SAB de CV - Series A(b)	520,936

NETHERLANDS — 0.1%
30,920	Beter BED Holding NV	867,850
25,520	CSM NV	837,529
8,938	Heineken Holding NV	396,739
29,605	Koninklijke Ahold NV	400,878
23,460	Koninklijke Ten Cate NV	835,127
9,312	Royal Dutch Shell Plc - ADR	657,148

		3,995,271

NEW ZEALAND — 0.0%
119,610	Nuplex Industries Ltd.	333,214

NORWAY — 0.1%
21,380	Fred Olsen Energy ASA	926,958
46,040	Telenor ASA	710,282
47,040	TGS Nopec Geophysical Co. ASA	1,108,520

		2,745,760

PAKISTAN — 0.0%
408,190	Fauji Fertilizer Bin Qasim Ltd.	195,481
169,090	National Bank of Pakistan	151,945
594,980	Pakistan Telecommunication Co. Ltd.	129,131

		476,557

PERU — 0.0%
344,600	Ferreyros SA	559,819

POLAND — 0.0%
101,741	Polska Grupa Energetyczna SA	811,121
78,020	Telekomunikacja Polska SA	456,520

		1,267,641

PORTUGAL — 0.0%
117,021	EDP - Energias de Portugal SA	449,575
238,660	Sonae Industria SGPS SA	589,804

		1,039,379

RUSSIA — 0.1%
54,200	Alliance Oil Co. Ltd. - SDR(b)	915,147
36,337	Federal Hydrogenerating Co. JSC - ADR(b)	180,232
15,320	Gazprom OAO - ADR	409,963
13,554	Lukoil OAO - ADR	839,941
30,530	MMC Norilsk Nickel OJSC - ADR	787,674
19,794	Surgutneftegas OJSC - ADR	225,652

		3,358,609

SINGAPORE — 0.0%
443,000	Hi-P International Ltd.	384,374

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

SINGAPORE (continued)
29,000	Keppel Corp. Ltd.	$265,223
383,000	KS Energy Services Ltd.(b)	320,339

		969,936

SOUTH AFRICA — 0.1%
25,371	Gold Fields Ltd.	398,187
145,510	Grindrod Ltd.	325,840
23,070	Palabora Mining Co. Ltd.	401,092
48,210	Pioneer Foods Ltd.(b)	368,796
12,753	Sasol Ltd.	615,677
219,970	Stefanutti Stocks Holdings Ltd.	354,901
66,900	Telkom SA Ltd.	327,347

		2,791,840

SOUTH KOREA — 0.3%
7,498	Daewoong Pharmaceutical Co. Ltd.	282,201
23,470	Daishin Securities Co. Ltd.	334,897
2,900	Dongwon Industries Co. Ltd.	396,995
11,580	Hankook Tire Co. Ltd.	285,550
26,930	Hansol Paper Co.	230,081
8,100	Hansol Technics Co. Ltd.(b)	424,757
47,660	Hanwha Securities Co.	366,812
97,310	Harim Holdings Co. Ltd.(b)	376,205
1,760	Honam Petrochemical Corp.	566,628
1,865	Hyundai Heavy Industries Co. Ltd.	806,675
15,940	Hyundai Marine & Fire Insurance Co. Ltd.	416,518
3,874	Hyundai Motor Co.	618,430
16,450	Kia Motors Corp.	802,475
5,170	Korea Petrochemical Industries Co. Ltd.	523,317
28,590	KP Chemical Corp.	729,220
140	KT Corp.	5,219
10,736	LG Corp.	815,756
10,970	LG Display Co. Ltd.	373,232
1,925	LG Electronics, Inc.	200,861
1,400	Lotte Samkang Co. Ltd.	322,126
1,865	Lotte Shopping Co. Ltd.	753,451
2,450	Ottogi Corp.	281,860
10,350	Poongsan Holdings Corp.	353,523
23,470	Pyeong Hwa Automotive Co. Ltd.	361,061
953	Samsung Electronics Co. Ltd.	833,758
6,030	Samyang Corp.	344,172
647	SK Telecom Co. Ltd.	94,918
24,290	SL Corp.	407,252
11,060	STX Engine Co. Ltd.	344,238
27,680	Sungwoo Hitech Co. Ltd.	399,907
69,900	Taeyoung Engineering & Construction	318,549
6,950	Unid Co. Ltd.	368,791

		13,739,435

SPAIN — 0.1%
63,060	Almirall SA	730,425

Shares		Value

SPAIN (continued)
148,848	Criteria Caixacorp SA	$1,027,332
16,336	Endesa SA	463,321
74,260	Ferrovial SA	880,387
75,956	Iberdrola SA	651,010
29,016	Repsol YPF SA	912,734
17,399	Telefonica SA	437,012
55,700	Vueling Airlines SA(b)	851,080

		5,953,301

SWEDEN — 0.1%
44,370	AF AB - B Shares	913,246
44,270	Bilia AB - A Shares	854,560
77,040	Duni AB	830,166
54,660	Hexpol AB	1,381,405
28,526	Investor AB - B Shares	659,451
38,608	Svenska Cellulosa AB - B Shares	673,432

		5,312,260

SWITZERLAND — 0.1%
13,055	ACE Ltd.	804,057
20,350	Foster Wheeler AG(b)	749,083
16,580	Garmin Ltd.	511,161
1,290	Gurit Holding AG	776,870
5,399	Transocean Ltd.(b)	431,542
460	Vetropack Holding AG	872,246
856	Zurich Financial Services AG	233,858

		4,378,817

TAIWAN — 0.1%
224,120	Accton Technology Corp.	162,867
36,660	ASROCK, Inc.	131,310
99,050	Avermedia Technologies, Inc.	133,725
59,120	Catcher Technology Co. Ltd.	245,353
162,320	Chin-Poon Industrial Co.	141,996
279,580	Chun Yuan Steel	149,248
138,860	D-Link Corp.	148,255
45,479	Dynapack International Technology Corp.	150,367
127,050	Eternal Chemical Co. Ltd.	151,180
58,050	Farglory Land Development Co. Ltd.	144,948
55,800	Formosa Chemicals & Fibre Corp.	203,709
199,040	Giantplus Technology Co. Ltd.(b)	139,500
144,130	Gigabyte Technology Co. Ltd.	159,838
290,260	Goldsun Development & Construction Co. Ltd.	149,451
139,091	Great Wall Enterprise Co. Ltd.	150,418
165,210	Hannstar Board Corp.	116,644
108,850	Holy Stone Enterprise Co. Ltd.	139,270
122,220	Kenda Rubber Industrial Co. Ltd.	130,279
212,170	Lien Hwa Industrial Corp.	168,432
224,120	Macronix International	174,060

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
257,220	Micro-Star International Co. Ltd.	$155,915
68,625	Phihong Technology Co. Ltd.	121,720
113,270	Quanta Storage, Inc.	123,664
99,880	Radiant Opto-Electronics Corp.	219,467
117,080	Shihlin Electric & Engineering Corp.	155,647
163,910	Sigurd Microelectronics Corp.	163,710
133,330	Siliconware Precision Industries Co.	188,959
67,420	Syncmold Enterprise Corp.	113,081
86,450	Taiwan PCB Techvest Co. Ltd.	125,348
306,210	Taiwan Styrene Monomer Corp.	151,863
53,720	Transcend Information, Inc.	160,038
78,420	Wah Lee Industrial Corp.	165,021
240,910	Walsin Technology Corp.(b)	168,846
300,700	Yuen Foong Yu Paper Manufacturing Co. Ltd.	146,024

		5,250,153

THAILAND — 0.0%
67,400	Big C Supercenter Public Co. Ltd.	177,254
1,091,900	CalComp Electronics Public Co. Ltd. - FOR	115,216
44,150	Electricity Generating Public Co. Ltd. - FOR	152,192
507,750	GFPT Public Co. Ltd. - FOR	131,478
1,562,300	Quality Houses Public Co. Ltd.	103,159
131,785	STP & I Public Co. Ltd.	106,639
23,400	Thai Stanley Electric Public Co. Ltd.	125,350
414,400	Vinythai Public Co. Ltd.	160,958

		1,072,246

TURKEY — 0.1%
6,620	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	594,148
81,820	KOC Holding AS	333,512
361,730	Soda Sanayii AS(b)	529,817
126,611	Turk Hava Yollari AO(b)	408,768
46,523	Turk Telekomunikasyon AS	190,795
270,930	Turkiye Sise ve Cam Fabrikalari AS(b)	558,932

		2,615,972

UNITED KINGDOM — 0.4%
17,930	Amdocs Ltd.(b)	522,480
22,367	Associated British Foods Plc	380,498
16,157	AstraZeneca Plc	784,324
61,740	Atkins (WS) Plc	679,923
61,790	Aviva Plc	438,275
42,735	Barclays Plc	201,086
226,970	BBA Aviation Plc	810,763
25,699	BP Plc	199,592
923,470	Chaucer Holdings Plc	754,420
10,228	GlaxoSmithKline Plc	184,890

Shares		Value

UNITED KINGDOM (continued)
97,640	Greggs Plc	$728,843
152,850	Hill & Smith Holdings Plc	690,454
620,820	Howden Joinery Group Plc	1,165,504
30,054	International Power Plc	203,544
210,830	Interserve Plc	916,057
131,376	J Sainsbury Plc	802,844
58,320	JD Sports Fashion Plc	779,119
923,470	Kcom Group Plc	850,572
29,411	Marks & Spencer Group Plc	167,954
153,750	Meggitt Plc	874,307
190,240	N Brown Group Plc	863,009
25,550	Pearson Plc	419,094
661,590	Photo-Me International Plc	577,572
129,990	Robert Wiseman Dairies Plc	708,482
298,900	Stobart Group Ltd.	694,248
53,730	Travis Perkins Plc	870,999
227,688	Vodafone Group Plc	639,538

		16,908,391

UNITED STATES — 5.3%
28,945	Aaron’s, Inc.	555,455
21,260	Aeropostale, Inc.(b)	512,791
15,217	AES Corp. (The)(b)	188,691
18,824	Aetna, Inc.	620,063
23,110	Alamo Group, Inc.	599,705
10,260	Alaska Air Group, Inc.(b)	607,802
11,400	Albemarle Corp.	640,224
17,550	Amedisys, Inc.(b)	598,279
6,180	Amerco, Inc.(b)	562,442
21,618	American Electric Power Co., Inc.	771,330
16,280	American Financial Group, Inc.	529,588
12,478	Amgen, Inc.(b)	687,288
12,620	Andersons, Inc. (The)	489,404
94,810	APAC Customer Services, Inc.(b)	522,403
54,130	Apogee Enterprises, Inc.	692,323
10,180	Apollo Group, Inc. - Class A(b)	420,129
16,570	Applied Industrial Technologies, Inc.	524,606
133,710	Ariad Pharmaceuticals, Inc.(b)	852,401
39,710	Asbury Automotive Group, Inc.(b)	731,061
12,330	Assurant, Inc.	483,706
17,530	Astec Industries, Inc.(b)	527,653
20,525	AT&T, Inc.	564,848
10,200	Atlas Air Worldwide Holdings, Inc.(b)	518,262
34,530	ATMI, Inc.(b)	711,318
3,350	Atrion Corp.	561,661
17,850	Atwood Oceanics, Inc.(b)	721,497
36,940	AVX Corp.	579,219
11,750	AZZ, Inc.	471,057
5,608	Best Buy Co., Inc.	190,672
3,594	Biogen Idec, Inc.(b)	235,299
21,890	Brink’s Co. (The)	591,030

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
86,170	Brooks Automation, Inc.(b)	$1,011,636
7,962	CA, Inc.	189,496
16,230	Cal-Maine Foods, Inc.	460,283
5,148	Capital One Financial Corp.	247,928
15,110	Cardinal Health, Inc.	627,216
20,960	CarMax, Inc.(b)	684,344
19,860	Cato Corp. (The) - Class A	485,378
51,630	Central Garden & Pet Co. - Class A(b)	489,452
13,784	CenturyLink, Inc.	596,020
7,920	Cephalon, Inc.(b)	467,914
14,220	Chesapeake Utilities Corp.	556,002
8,550	Chubb Corp.	495,301
1,500,000	Cisco Systems, Inc.(b)	31,725,000
394	Citibank(b)	394
7,750	Cliffs Natural Resources, Inc.	662,315
38,618	Comcast Corp. - Class A	878,559
6,726	ConocoPhillips	480,640
10,350	Contango Oil & Gas Co.(b)	600,300
1,035	Contango ORE, Inc.(b)	9,833
28,890	Corning, Inc.	641,647
21,820	Corrections Corp. of America(b)	541,354
12,000	Covance, Inc.(b)	676,560
13,140	Crane Co.	583,547
44,610	CROCS, Inc.(b)	731,158
12,470	Cubic Corp.	607,913
5,643	CVS Caremark Corp.	192,991
20,590	Dillard’s, Inc. - Class A	817,835
20,633	Discover Financial Services	424,833
26,330	DISH Network Corp. - Class A(b)	555,826
19,330	DPL, Inc.	506,059
56,060	Earthlink, Inc.	478,192
7,090	Eastman Chemical Co.	658,377
6,170	Eaton Corp.	666,113
21,269	Edison International	771,639
11,340	EI Du Pont de Nemours & Co.	574,711
5,541	Eli Lilly & Co.	192,661
10,970	Energen Corp.	613,223
2,627	Entergy Corp.	189,591
32,140	Finish Line (The) - Class A	494,635
9,549	Gap, Inc. (The)	184,009
104,030	GenCorp, Inc.(b)	533,674
2,769	General Dynamics Corp.	208,783
5,082	General Motors Co.(b)	185,442
17,620	Genesco, Inc.(b)	654,231
19,770	Global Partners LP	589,739
100,830	Great Lakes Dredge & Dock Corp.	837,897
38,500	Greenbrier Cos., Inc.(b)	911,295
61,890	H&E Equipment Services, Inc.(b)	719,162
10,850	Hanover Insurance Group, Inc. (The)	513,205
20,500	Harsco Corp.	661,535

Shares		Value

UNITED STATES (continued)
1,235,000	Hatteras Financial Corp., REIT	$35,296,300
88,980	Hawaiian Holdings, Inc.(b)	657,562
12,770	Helmerich & Payne, Inc.	749,982
29,610	Hornbeck Offshore Services, Inc.(b)	702,941
9,570	Humana, Inc.(b)	554,773
66,050	Infospace, Inc.(b)	540,289
25,940	Intel Corp.	556,672
18,270	InterDigital, Inc.	879,701
8,110	ITT Educational Services, Inc.(b)	533,962
22,570	Jack in the Box, Inc.(b)	495,186
16,976	Kohl’s Corp.(b)	862,041
89,460	Kulicke & Soffa Industries, Inc.(b)	872,235
10,800	Lancaster Colony Corp.	600,156
112,090	Lattice Semiconductor Corp.(b)	698,321
22,920	Leggett & Platt, Inc.	516,388
13,290	Loews Corp.	532,265
4,670	Lubrizol Corp.	501,838
16,551	Marathon Oil Corp.	756,381
16,170	McGraw-Hill Cos., Inc. (The)	630,307
56,880	Meadowbrook Insurance Group, Inc.	539,791
16,730	Medicis Pharmaceutical Corp. - Class A	425,444
21,280	Men’s Wearhouse, Inc.	557,749
69,300	Micron Technology, Inc.(b)	730,422
1,600,000	Microsoft Corp.	44,360,000
20,460	Mine Safety Appliances Co.	637,943
70,190	ModusLink Global Solutions, Inc.(b)	430,265
11,562	Murphy Oil Corp.	766,561
39,780	National Semiconductor Corp.	603,065
47,180	Navigant Consulting, Inc.(b)	480,764
26,741	News Corp. - Class A	401,650
13,620	Nordstrom, Inc.	560,872
5,925	Northrop Grumman Corp.	410,602
73,010	ON Semiconductor Corp.(b)	806,761
6,890	ONEOK Partners LP	558,090
19,680	Owens Corning, Inc.(b)	658,690
18,730	Park Electrochemical Corp.	570,516
7,320	Parker Hannifin Corp.	654,481
94,630	PDL BioPharma, Inc.	467,472
22,410	Perry Ellis International, Inc.(b)	630,841
1,200,000	Pfizer, Inc.	21,864,000
8,626	PG&E Corp.	399,211
26,030	Pool Corp.	634,611
4,529	Progress Energy, Inc.	203,443
6,117	Public Service Enterprise Group, Inc.	198,374
28,860	Questar Corp.	503,030
128,420	Quiksilver, Inc.(b)	574,037
8,150	Regal-Beloit Corp.	543,931
52,240	Retail Ventures, Inc.(b)	787,779
9,310	Ross Stores, Inc.	607,012

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
26,310	RPM International, Inc.	$616,443
290	Seaboard Corp.	580,580
6,120	SEACOR Holdings, Inc.	646,823
14,983	Sempra Energy	780,165
53,430	Sonic Automotive, Inc. - Class A	665,203
13,200	StanCorp Financial Group, Inc.	588,852
20,265	Target Corp.	1,111,130
31,500	Team, Inc.(b)	805,140
35,710	TeleTech Holdings, Inc.(b)	764,551
47,360	Teradyne, Inc.(b)	789,965
34,050	Texas Roadhouse, Inc.(b)	565,911
12,823	Time Warner Cable, Inc.	869,784
41,140	Time Warner, Inc.	1,293,853
16,330	Travelers Cos., Inc. (The)	918,726
63,570	TriQuint Semiconductor, Inc.(b)	836,581
13,540	TRW Automotive Holdings Corp.(b)	807,796
5,759	UnitedHealth Group, Inc.	236,407
33,910	Universal American Corp.	684,643
53,950	US Airways Group, Inc.(b)	535,184
14,120	Veeco Instruments, Inc.(b)	610,831
17,509	Verizon Communications, Inc.	623,671
6,340	VF Corp.	524,445
37,360	Viropharma, Inc.(b)	612,704
16,900	Walgreen Co.	683,436
7,152	Wal-Mart Stores, Inc.	401,013
6,590	WellPoint, Inc.(b)	409,371
150,940	Wet Seal, Inc. (The) - Class A(b)	516,215
35,896	Xerox Corp.	381,216
9,730	Zimmer Holdings, Inc.(b)	575,627

		222,789,028

Total Common Stocks (Cost $366,630,200)		385,630,169

EXCHANGE TRADED FUNDS — 5.0%

UNITED STATES — 5.0%
245,000	iShares MSCI Brazil Index Fund	17,934,000
1,700,000	iShares MSCI Malaysia Index Fund	24,157,000
1,525,000	iShares MSCI South Korea Index Fund	93,635,000
3,610,000	iShares MSCI Taiwan Index Fund	56,207,700
450,000	Market Vectors - Russia	17,590,500

Total Exchange Traded Funds (Cost $168,520,079)		209,524,200

PREFERRED STOCKS — 0.7%

UNITED STATES — 0.7%
225,000	Fannie Mae	357,750
250,000	Freddie Mac	405,000
125,000	General Motors Co.	6,788,750
1,725,000	Motors Liquidation Co. Series C, Cnv.	14,714,250

Shares		Value

UNITED STATES (continued)
140,000	Petroquest Energy, Inc.	$5,975,200
20,000	Stanley Black & Decker, Inc.	2,334,600

Total Preferred Stocks (Cost $32,803,056)		30,575,550

RIGHTS/WARRANTS — 0.0%

THAILAND — 0.0%
1,510,752	Bangkokland Public Co. Ltd., Warrants, Expire 09/22/15(b)(c)	7,824

Total Rights/Warrants (Cost $0)		7,824

Principal Amount		Value

BANK LOANS — 1.7%

UNITED STATES — 1.7%
$1,989,975	Affinion Group Holdings, Inc., 5.00%, 01/28/18(d)	2,002,412
3,471,660	Avaya, Inc., Term Loan A, 3.14%, 10/24/14(d)	3,389,642
1,969,466	Cengage Learning Acquisitions, Inc., 3.03%, 07/03/14(d)	1,935,809
2,531,932	Cumulus Media, Inc., Replacement Term Loan, 4.34%, 06/11/14(d)	2,436,984
7,500,000	Del Monte Corp., Bridge Loan, 7.25%, 05/22/11(d)	7,503,750
1,929,274	Ford Motor Company, Tranche B-1 Loan, 3.02%, 12/15/13(d)	1,932,758
957,012	Isle of Capri Casinos, Inc., 5.00%, 11/25/13(d)	956,007
382,805	Isle of Capri Casinos, Inc., 5.00%, 11/25/13(d)	382,403
336,696	Isle of Capri Casinos, Inc., 5.00%, 11/25/13(d)	336,342
2,009,793	L-1 Identity Solutions, Inc., 6.94%, 08/05/13(d)	2,002,256
539,414	Las Vegas Sands Corp., I Term Loan, 2.10%, 05/23/14(d)	532,972
2,669,538	Las Vegas Sands Corp., Tranche B Term Loan, 2.10%, 05/23/14(d)	2,637,653
359,047	Manitowoc Co., Inc. (The), 8.00%, 11/06/14(d)	363,176
2,403,846	Multiplan, Inc., Term Loan B, 6.50%, 08/16/20(d)	2,425,632
2,000,000	NBTY, Inc., Term Loan B, 6.25%, 09/21/17(d)	2,029,166

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$1,750,000		Neiman Marcus Group, Term Loan, 2.29%, 04/06/13(d)	$1,749,717
3,285,170		Nuveen Investments, Inc., 3.46%, 11/13/14(d)	3,205,094
1,000,000		Nuveen Investments, Inc., 12.50%, 07/21/15(d)	975,625
2,250,000		Polymer Group, Inc., 8.25%, 10/31/13(d)	2,250,000
3,900,000		PQ Corp., Second Lien, 6.86%, 07/30/15(d)	3,814,688
987,500		Reynolds Group Holdings, Inc., Incremental Term Loan, 5.75%, 05/04/16(d)	992,437
3,000,000		Reynolds Group Holdings, Inc., Term Loan D, 6.50%, 09/28/16(d)	3,012,501
2,992,500		Savvis, Term Loan B, 6.75%, 07/30/16(d)	3,035,517
3,937,394		Sensata Technologies B.V./Sensata Technologies Finance Co. LLC, 2.06%, 04/27/13(d)	3,927,551
1,749,046		Sequa Corp., 3.79%, 12/03/14(d)	1,722,810
226,140		ServiceMaster Co. (The), 2.86%, 07/24/14(d)	222,708
2,270,826		ServiceMaster Co. (The), 2.97%, 07/24/14(d)	2,236,357
496,250		U.S. Telepacific Corp., Term Loan Advance, 9.25%, 08/17/15(d)	502,867
3,522,118		Univar, Inc., Tranche B Term Loan, 4.79%, 10/10/14(d)	3,533,857
4,300,000		Universal Health Services, Inc., Term Loan B, 5.50%, 07/28/16(d)	4,368,340
3,969,171		US Foodservice, Term Loan, 2.83%, 07/03/14(d)	3,822,808

Total Bank Loans (Cost $65,845,287)			70,239,839

CORPORATE BONDS — 45.2%

AUSTRALIA — 0.7%
2,500,000		FMG Resources, 7.00%, 11/01/15(e)	2,581,250
27,500,000	(f)	Transpacific Industries Group Ltd., Cnv., 6.75%, 12/07/14	24,673,459

			27,254,709

AUSTRIA — 0.2%
5,218,800	(f)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(g)	3,929,927

Principal Amount			Value

AUSTRIA (continued)
$8,000,000	(f)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(g)	$3,285,961

			7,215,888

BERMUDA — 1.7%
3,000,000		Alliance Oil Co. Ltd., Cnv., 7.25%, 07/16/14	3,806,250
7,000,000	(h)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/11(i)	1,094,348
33,000,000		Central European Media Enterprises Ltd., Cnv., 3.50%, 03/15/13(e)	30,030,000
11,000,000		Frontline Ltd., Cnv., 4.50%, 04/14/15	10,615,000
5,000,000		Intelsat Bermuda Ltd., STEP, 11.25%, 02/04/17	5,612,500
1,550,000		Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	1,666,250
1,500,000		Intelsat Ltd., 6.50%, 11/01/13	1,584,375
1,500,000		Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15(e)	1,541,250
1,000,000		NCL Corp. Ltd., 11.75%, 11/15/16	1,190,000
17,400,000		Petroplus Finance Ltd., Cnv., 4.00%, 10/16/15	16,290,750

			73,430,723

BRAZIL — 0.0%
1,000,000		Petrobras International Finance Co., 5.75%, 01/20/20	1,032,476

CANADA — 1.0%
2,550,000		Bombardier, Inc., 7.75%, 03/15/20(e)	2,792,250
1,500,000		Cascades, Inc., 7.88%, 01/15/20	1,560,000
8,000,000		Jaguar Mining, Inc., Cnv., 4.50%, 11/01/14(e)	7,070,000
8,000,000		PetroBakken Energy Ltd., Cnv., 3.13%, 02/08/16	7,720,000
6,000,000		Sino-Forest Corp., Cnv., 4.25%, 12/15/16(e)	7,627,500
1,600,000		Telesat Canada/Telesat LLC, 11.00%, 11/01/15	1,796,000
12,000,000	(f)	Uranium One, Inc., Cnv., 4.25%, 12/31/11	11,804,064
1,650,000		Videotron Ltee, 6.88%, 01/15/14	1,672,687

			42,042,501

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount			Value

CAYMAN ISLANDS — 0.1%
$4,000,000		Suntech Power Holdings Co. Ltd., Cnv., 3.00%, 03/15/13	$3,670,000

CHINA — 0.0%
1,000,000		China Sunergy Co. Ltd., Cnv., 4.75%, 06/15/13	865,000

FRANCE — 0.1%
1,500,000		Cie Generale de Geophysique-Veritas, 7.50%, 05/15/15	1,545,000
2,000,000		Cie Generale de Geophysique-Veritas, 9.50%, 05/15/16	2,235,000
1,850,000		Cie Generale de Geophysique-Veritas, 7.75%, 05/15/17	1,947,125

			5,727,125

GERMANY — 0.6%
16,000,000	(f)	TUI AG, Cnv., 2.75%, 09/01/12	21,303,979
2,150,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(e)	2,322,000

			23,625,979

HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(c)(i)	1,133,154

INDIA — 0.9%
18,700,000		Jaiprakash Associates Ltd., Cnv., 7.44%, 09/12/12(i)	24,123,000
13,000,000		Jaiprakash Power Ventures Ltd., Cnv., 5.00%, 02/13/15	13,195,000

			37,318,000

INDONESIA — 0.1%
3,000,000		Berlian Laju Tanker Tbk PT, Cnv., 12.00%, 02/10/15	3,003,750

IRELAND — 0.1%
4,000,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18(e)	4,160,000

LUXEMBOURG — 0.6%
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(e)	523,124
1,300,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20(e)	1,329,250

Principal Amount			Value

LUXEMBOURG (continued)
$8,500,000	(f)	Kloeckner & Co. Finance International SA, Cnv., 1.50%, 07/27/12	$11,230,455
7,500,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(e)	8,550,000
1,700,000		Wind Acquisition Finance SA, 7.25%, 02/15/18(e)	1,759,500

			23,392,329

MACAU — 0.0%
1,500,000		MCE Finance Ltd., 10.25%, 05/15/18	1,725,000

MEXICO — 0.1%
4,500,000		Cemex SAB de CV, Cnv., 4.88%, 03/15/15(e)	4,702,500

NORWAY — 0.8%
36,400,000		Petroleum Geo-Services ASA, Cnv., 2.70%, 12/03/12	35,353,500

PHILIPPINES — 0.1%
5,000,000		First Gen Corp., Cnv., 2.50%, 02/11/13	5,937,500

SINGAPORE — 0.0%
2,000,000		BLD Investments Pte Ltd., Cnv., 8.63%, 03/23/15	1,632,000

SOUTH AFRICA — 1.1%
236,000,000	(f)	Steinhoff International Holdings Ltd., Cnv., 5.70%, 07/31/13	32,660,385
79,000,000	(f)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	13,103,029

			45,763,414

SPAIN — 0.3%
9,000,000		Telvent GIT SA, 5.50%, 04/15/15(e)	10,293,750

SWEDEN — 0.5%
111,000,000	(f)	SAS AB, Cnv., 7.50%, 04/01/15	16,693,929
2,000,000		Volvo Treasury AB, 5.95%, 04/01/15(e)	2,189,320

			18,883,249

THAILAND — 0.2%
9,000,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	10,157,400

UNITED ARAB EMIRATES — 0.5%
19,850,000		Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	18,733,438

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount			Value

UNITED KINGDOM — 0.4%
$750,000		Ineos Finance Plc, 9.00%, 05/15/15(e)	$821,250
650,000		Ineos Group Holdings Plc, 8.50%, 02/15/16(e)	663,000
7,000,000	(f)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	11,179,276
1,550,000		Virgin Media Finance Plc, 9.13%, 08/15/16	1,650,750
600,000		Virgin Media Finance Plc, 9.50%, 08/15/16	681,750
1,750,000		Virgin Media Finance Plc, 8.38%, 10/15/19	1,938,125

			16,934,151

UNITED STATES — 34.9%
3,000,000		Advanced Micro Devices, Inc., 7.75%, 08/01/20	3,075,000
8,505,000		Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	8,568,788
4,000,000		AES Corp. (The), 9.75%, 04/15/16	4,610,000
3,950,000		AES Corp. (The), 8.00%, 10/15/17	4,275,875
1,000,000		AES Corp. (The), 8.00%, 06/01/20	1,090,000
3,000,000		Affinion Group, Inc., 11.50%, 10/15/15	3,120,000
10,000,000		Alcatel-Lucent USA, Inc., Cnv., 2.88%, 06/15/23	8,175,000
28,500,000		Alcatel-Lucent USA, Inc., Cnv., 2.88%, 06/15/25	27,110,625
2,000,000		Alliant Techsystems, Inc., 6.75%, 04/01/16	2,060,000
1,500,000		Ally Financial, Inc., 7.50%, 09/15/20(e)	1,635,000
250,000		American Airlines, Inc., 10.50%, 10/15/12	276,250
750,000		American Axle & Manufacturing, Inc., 5.25%, 02/11/14	757,500
1,000,000		American Axle & Manufacturing, Inc., 9.25%, 01/15/17(e)	1,135,000
750,000		American Axle & Manufacturing, Inc., 7.88%, 03/01/17	781,875
1,000,000		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	1,042,500
3,000,000		Ameristar Casinos, Inc., 9.25%, 06/01/14	3,217,500
10,000,000		ARAMARK Corp., 8.50%, 02/01/15	10,425,000

Principal Amount		Value

UNITED STATES (continued)
$2,550,000	ArvinMeritor, Inc., 8.13%, 09/15/15	$2,718,937
1,250,000	ArvinMeritor, Inc., 10.63%, 03/15/18	1,425,000
13,000,000	ArvinMeritor, Inc., Cnv., 4.00%, 02/15/27	14,950,000
2,250,000	Ashtead Capital, Inc., 9.00%, 08/15/16(e)	2,390,625
1,000,000	Avaya, Inc., 9.75%, 11/01/15	1,035,000
774,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.63%, 05/15/14	799,155
2,800,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	2,894,500
750,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18	825,000
2,600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19(e)	2,710,500
2,900,000	Avis Budget Group, Inc., Cnv., 3.50%, 10/01/14	3,345,875
750,000	Biomet, Inc., 10.00%, 10/15/17	838,125
3,250,000	Biomet, Inc., 11.63%, 10/15/17	3,672,500
1,500,000	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 04/01/20	1,623,750
2,000,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	2,220,000
1,000,000	Bon-Ton Department Stores, Inc. (The), 10.25%, 03/15/14	1,030,000
3,000,000	Boyd Gaming Corp., 6.75%, 04/15/14	3,015,000
500,000	Boyd Gaming Corp., 7.13%, 02/01/16	473,750
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17	1,899,750
2,700,000	Cablevision Systems Corp., 8.00%, 04/15/20	2,929,500
3,500,000	Calpine Corp., 7.25%, 10/15/17(e)	3,578,750
600,000	Calpine Corp., 7.88%, 07/31/20(e)	628,500
19,000,000	CapitalSource, Inc., Cnv., 7.25%, 07/15/37	19,522,500
6,000,000	CBIZ, Inc., Cnv., 4.88%, 10/01/15(e)	7,095,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$3,640,000
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18	3,157,500
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	532,500
500,000	Cemex Finance LLC, 9.50%, 12/14/16(e)	511,875
2,500,000	Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15(e)	2,600,000
27,000,000	Central European Distribution Corp., Cnv., 3.00%, 03/15/13	25,481,250
3,450,000	Cenveo Corp., 7.88%, 12/01/13	3,294,750
3,050,000	Cenveo Corp., 8.88%, 02/01/18	3,011,875
7,000,000	Charming Shoppes, Inc., Cnv., 1.13%, 05/01/14	5,888,750
14,353,000	Chemed Corp., Cnv., 1.88%, 05/15/14	14,496,530
5,000,000	Chiquita Brands International, Inc., Cnv., 4.25%, 08/15/16	5,181,250
1,800,000	CHS/Community Health Systems, Inc., 8.88%, 07/15/15	1,901,250
29,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	24,940,000
49,500,000	Ciena Corp., Cnv., 0.25%, 05/01/13	47,148,750
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	2,025,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,010,000
1,000,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	957,500
6,600,000	CIT Group, Inc., 7.00%, 05/01/16	6,666,000
6,000,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	5,971,271
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	939,250
4,050,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	4,485,375
16,500,000	Cogent Communications Group, Inc., Cnv., 1.00%, 06/15/27	14,313,750

Principal Amount		Value

UNITED STATES (continued)
$2,500,000	Complete Production Services, Inc., 8.00%, 12/15/16	$2,631,250
5,700,000	Consol Energy, Inc., 8.00%, 04/01/17(e)	6,184,500
1,750,000	Consol Energy, Inc., 8.25%, 04/01/20(e)	1,911,875
1,500,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,595,625
1,750,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,872,500
1,500,000	Copano Energy LLC/Copano Energy Finance Corp., 8.13%, 03/01/16	1,556,250
2,500,000	Corrections Corp. of America, 7.75%, 06/01/17	2,731,250
2,250,000	Crown Castle International Corp., 9.00%, 01/15/15	2,508,750
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,211,375
1,500,000	DaVita, Inc., 6.63%, 11/01/20	1,522,500
448,000	Delta Air Lines, Inc., 9.50%, 09/15/14(e)	489,440
1,600,000	Denbury Resources, Inc., 7.50%, 12/15/15	1,664,000
2,500,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,825,000
896,000	Denbury Resources, Inc., 8.25%, 02/15/20	986,720
2,000,000	Discover Bank, 8.70%, 11/18/19	2,394,806
1,350,000	DISH DBS Corp., 6.63%, 10/01/14	1,414,125
550,000	DISH DBS Corp., 7.13%, 02/01/16	574,750
150,000	DISH DBS Corp., 7.88%, 09/01/19	158,813
1,500,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,646,250
1,500,000	DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17(e)	1,571,250
1,900,000	Dole Food Co., Inc., 8.00%, 10/01/16(e)	2,023,500
7,000,000	DST Systems, Inc., Cnv., 3.62%, 08/15/23(d)	7,997,500
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16	2,225,000
1,400,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	1,442,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	El Paso Corp., 7.00%, 06/15/17	$3,772,650
9,250,000	Energy Conversion Devices, Inc., Cnv., 3.00%, 06/15/13	7,353,750
6,734,000	EnerSys, Cnv., STEP, 3.38%, 06/01/38	7,659,925
1,750,000	Equinix, Inc., 8.13%, 03/01/18	1,890,000
8,300,000	Euronet Worldwide, Inc., Cnv., 3.50%, 10/15/25	8,258,500
11,788,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	11,670,120
3,500,000	Exterran Holdings, Inc., 7.25%, 12/01/18(e)	3,552,500
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,653,750
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21(e)	970,000
1,550,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	1,685,625
1,500,000	Flotek Industries, Inc., Cnv., 5.25%, 02/15/28	1,425,000
4,000,000	Ford Motor Credit Co. LLC, 7.00%, 04/15/15	4,398,084
500,000	Ford Motor Credit Co. LLC, 6.63%, 08/15/17	535,781
4,100,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	4,805,016
3,000,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(e)	3,397,500
3,500,000	Frontier Communications Corp., 8.25%, 04/15/17	3,920,000
2,500,000	Frontier Communications Corp., 8.50%, 04/15/20	2,818,750
450,000	FTI Consulting, Inc., 7.75%, 10/01/16	472,500
13,000,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39	12,106,250
2,000,000	Geo Group, Inc. (The), 7.75%, 10/15/17	2,100,000
100,000	Georgia-Pacific LLC, 8.25%, 05/01/16(e)	112,500
41,500,000	Global Industries Ltd., Cnv., 2.75%, 08/01/27	32,058,750
8,000,000	Globalstar, Inc., Cnv., 5.75%, 04/01/28	7,030,000
8,800,000	Goodrich Petroleum Corp., Cnv., 3.25%, 12/01/26	8,789,000

Principal Amount		Value

UNITED STATES (continued)
$30,000,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	$30,300,000
2,650,000	Goodyear Tire & Rubber Co. (The), 10.50%, 05/15/16	3,007,750
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,579,500
850,000	Graham Packaging Co. LP/GPC Capital Corp. I, 9.88%, 10/15/14	879,750
750,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 01/01/17	787,500
800,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/01/18	851,000
1,250,000	Graphic Packaging International, Inc., 9.50%, 06/15/17	1,384,375
3,500,000	Gray Television, Inc., 10.50%, 06/29/15	3,596,250
10,000,000	Greatbatch, Inc., Cnv., 2.25%, 06/15/13	9,737,500
2,250,000	Hanesbrands, Inc., 8.00%, 12/15/16	2,430,000
1,250,000	Hanesbrands, Inc., 6.38%, 12/15/20(e)	1,204,687
1,500,000	HCA, Inc., 6.75%, 07/15/13	1,563,750
1,000,000	HCA, Inc., 5.75%, 03/15/14	1,010,000
750,000	HCA, Inc., 6.38%, 01/15/15	764,063
3,220,000	HCA, Inc., 6.50%, 02/15/16	3,252,200
1,200,000	HCA, Inc., 9.25%, 11/15/16	1,291,500
1,900,000	HCA, Inc., 8.50%, 04/15/19	2,118,500
11,000,000	Headwaters, Inc., Cnv., 2.50%, 02/01/14	9,473,750
1,400,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(e)	1,459,500
34,100,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	33,418,000
2,570,000	Hertz Corp. (The), 8.88%, 01/01/14	2,637,463
1,500,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 02/01/18	1,616,250

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20(e)	$3,736,250
28,750,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	27,492,188
3,000,000	Horizon Lines, Inc., Cnv., 4.25%, 08/15/12	2,808,750
3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	3,078,750
23,150,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26	21,529,500
2,000,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	1,980,000
517,000	Host Hotels & Resorts LP, REIT, 7.13%, 11/01/13	524,755
750,000	Host Hotels & Resorts LP, REIT, Cnv., 2.63%, 04/15/27(e)	747,187
2,000,000	Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	2,065,000
3,750,000	Huntsman International LLC, 5.50%, 06/30/16	3,675,000
1,000,000	Huntsman International LLC, 8.63%, 03/15/20	1,105,000
13,535,000	Hutchinson Technology, Inc., Cnv., 3.25%, 01/15/26	10,929,513
4,250,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14	4,361,563
20,000,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	20,025,000
1,200,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	1,230,000
2,300,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	2,403,500
750,000	Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18(e)	769,687
3,500,000	Ingles Markets, Inc., 8.88%, 05/15/17	3,753,750
10,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(e)	10,000,000
1,850,000	Interactive Data Corp., 10.25%, 08/01/18(e)	2,048,875
3,950,000	Interpublic Group of Cos., Inc., Cnv., 4.25%, 03/15/23	4,359,813
1,300,000	Iron Mountain, Inc., 6.63%, 01/01/16	1,304,875

Principal Amount		Value

UNITED STATES (continued)
$950,000	Iron Mountain, Inc., 8.00%, 06/15/20	$1,012,937
2,500,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	2,468,750
1,000,000	Jarden Corp., 8.00%, 05/01/16	1,086,250
4,000,000	Jarden Corp., 7.50%, 05/01/17	4,210,000
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,042,500
1,000,000	Jazz Technologies, Inc., 8.00%, 06/30/15	960,000
7,135,000	Jazz Technologies, Inc., Cnv., 8.00%, 12/31/11	7,135,000
1,950,000	Key Energy Services, Inc., 8.38%, 12/01/14	2,076,750
1,000,000	Kinetic Concepts, Inc., Cnv., 3.25%, 04/15/15(e)	1,120,000
11,000,000	Knight Capital Group, Inc., Cnv., 3.50%, 03/15/15(e)	10,697,500
250,000	L-1 Identity Solutions, Inc., Cnv., 3.75%, 05/15/27	249,063
2,400,000	Lamar Media Corp., 6.63%, 08/15/15	2,457,000
2,500,000	Lamar Media Corp., 7.88%, 04/15/18	2,656,250
1,650,000	LBI Escrow Corp., 8.00%, 11/01/17(e)	1,841,812
18,665,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	17,265,125
8,740,000	Level 3 Communications, Inc., Cnv., 5.25%, 12/15/11	8,772,775
40,500,000	Level 3 Communications, Inc., Cnv., 3.50%, 06/15/12	40,044,375
4,200,000	Levi Strauss & Co., 7.63%, 05/15/20	4,394,250
4,913,840	Liberty Media LLC, Cnv., 3.13%, 03/30/23	5,620,205
22,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	12,650,000
18,000,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	9,607,500
3,500,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	3,526,250
4,900,000	LIN Television Corp., 6.50%, 05/15/13	4,918,375
25,000,000	Live Nation, Inc., Cnv., 2.88%, 07/15/27	22,156,250
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,502,750

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,500,000	Manitowoc Co., Inc. (The), 9.50%, 02/15/18	$2,768,750
2,750,000	Markwest Energy Partners LP/Markwest Energy Finance Corp., 8.75%, 04/15/18	3,004,375
1,000,000	Markwest Energy Partners LP/Markwest Energy Finance Corp., 6.75%, 11/01/20	1,020,000
650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	666,250
4,100,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	4,233,250
15,000,000	Mentor Graphics Corp., Cnv., 6.25%, 03/01/26	15,450,000
1,750,000	MGM Mirage, Inc., 6.75%, 09/01/12	1,771,875
5,650,000	MGM Mirage, Inc., 6.75%, 04/01/13	5,593,500
1,100,000	MGM Mirage, Inc., 9.00%, 03/15/20(e)	1,215,500
2,000,000	MGM Resorts International, 10.38%, 05/15/14	2,265,000
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,235,000
3,750,000	Michaels Stores, Inc., 11.38%, 11/01/16	4,106,250
500,000	Michaels Stores, Inc., 7.75%, 11/01/18(e)	515,000
400,000	Michaels Stores, Inc., STEP, 2.40%, 11/01/16(i)	402,000
17,000,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/14	17,531,250
1,500,000	Mirant Americas Generation LLC, 8.50%, 10/01/21	1,582,500
3,185,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14	2,752,063
7,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(e)	7,913,500
1,500,000	Multiplan, Inc., 9.88%, 09/01/18(e)	1,614,375
1,800,000	NBTY, Inc., 9.00%, 10/01/18(e)	1,939,500
6,935,000	Nektar Therapeutics, Cnv., 3.25%, 09/28/12	6,926,331
9,000,000	Newpark Resources, Inc., Cnv., 4.00%, 10/01/17	8,257,500
1,300,000	Nextel Communications, Inc., 7.38%, 08/01/15	1,309,750

Principal Amount		Value

UNITED STATES (continued)
$500,000	Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 02/01/14	$583,125
1,000,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18(e)	1,072,500
3,950,000	Nielsen Finance LLC/Nielsen Finance Co., STEP, 9.00%, 08/01/16(i)	4,152,437
2,000,000	NRG Energy, Inc., 7.38%, 02/01/16	2,070,000
4,000,000	NRG Energy, Inc., 7.38%, 01/15/17	4,160,000
2,500,000	NRG Energy, Inc., 8.25%, 09/01/20(e)	2,565,625
8,000,000	NuVasive, Inc., Cnv., 2.25%, 03/15/13	7,990,000
3,000,000	Nuveen Investments, Inc.., 10.50%, 11/15/15	3,090,000
2,000,000	Omega Healthcare Investors, Inc., REIT, 6.75%, 10/15/22(e)	1,975,000
1,100,000	Oshkosh Corp., 8.50%, 03/01/20	1,229,250
2,500,000	Otter Tail Corp., 9.00%, 12/15/16	2,700,000
500,000	Owens Corning, Inc., 9.00%, 06/15/19	590,259
1,000,000	PAETEC Holding Corp., 9.50%, 07/15/15	1,047,500
1,500,000	PAETEC Holding Corp., 8.88%, 06/30/17	1,612,500
4,300,000	Pantry, Inc. (The), 7.75%, 02/15/14	4,359,125
12,353,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12	11,812,556
9,630,000	Patriot Coal Corp., Cnv., 3.25%, 05/31/13	9,317,025
1,000,000	Penn National Gaming, Inc., 6.75%, 03/01/15	1,021,250
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,102,500
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,142,500
5,000,000	Penske Auto Group, Inc., 7.75%, 12/15/16	5,112,500
1,500,000	Penske Auto Group, Inc., Cnv., 3.50%, 04/01/26	1,503,750
5,000,000	Penson Worldwide, Inc., Cnv., 8.00%, 06/01/14(e)	4,475,000
500,000	Petrohawk Energy Corp., 7.25%, 08/15/18	513,750

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$925,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	$957,375
2,100,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	2,299,500
2,075,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	2,204,687
3,750,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	3,918,750
1,150,000	Plains Exploration & Production Co., 10.00%, 03/01/16	1,299,500
4,800,000	Plains Exploration & Production Co., 7.63%, 06/01/18	5,112,000
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,404,000
1,000,000	PolyOne Corp., 7.38%, 09/15/20	1,052,500
8,000,000	PREIT Associates LP, REIT, Cnv., 4.00%, 06/01/12(e)	7,740,000
6,250,000	Providence Service Corp. (The), Cnv., 6.50%, 05/15/14	6,187,500
2,000,000	Quantum Corp., Cnv., 3.50%, 11/15/15(e)	1,931,000
2,100,000	QVC, Inc., 7.50%, 10/01/19(e)	2,236,500
1,900,000	QVC, Inc., 7.38%, 10/15/20(e)	1,995,000
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	1,010,000
1,000,000	Qwest Communications International, Inc., 7.50%, 02/15/14	1,015,000
1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15	1,082,500
5,000,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	5,075,000
1,000,000	Range Resources Corp., 7.50%, 05/15/16	1,045,000
1,000,000	Range Resources Corp., 7.50%, 10/01/17	1,065,000
2,450,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	2,627,625
500,000	Reddy Ice Corp., 11.25%, 03/15/15	518,750
250,000	Revlon Consumer Products Corp, 9.75%, 11/15/15	265,625

Principal Amount		Value

UNITED STATES (continued)
$2,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16(e)	$2,110,000
2,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 05/15/18(e)	2,606,250
2,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.13%, 04/15/19(e)	2,581,250
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 04/15/19(e)	525,000
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 02/15/21(e)	504,375
11,050,000	RITE AID Corp., Cnv., 8.50%, 05/15/15	10,773,750
800,000	RRI Energy, Inc., 7.63%, 06/15/14	840,000
3,050,000	RRI Energy, Inc., 7.88%, 06/15/17	3,072,875
1,440,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	1,512,000
1,500,000	RSC Equipment Rental, Inc., 10.00%, 07/15/17(e)	1,702,500
49,000,000	SanDisk Corp., Cnv., 1.00%, 05/15/13	47,407,500
250,000	Sanmina-SCI Corp., 6.75%, 03/01/13	250,313
6,500,000	Sanmina-SCI Corp., 8.13%, 03/01/16	6,727,500
3,650,000	SBA Communications Corp., Cnv., 1.88%, 05/01/13	4,129,062
650,000	Scientific Games Corp., 7.88%, 06/15/16(e)	669,500
1,000,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,072,500
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	515,881
3,200,000	Sealy Mattress Co., 8.25%, 06/15/14	3,272,000
1,800,000	Sealy Mattress Co., 10.88%, 04/15/16(e)	2,045,250

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$750,000	Sears Holdings Corp., 6.63%, 10/15/18(e)	$719,063
1,000,000	Service Corp. International, 7.38%, 10/01/14	1,092,500
1,250,000	Service Corp. International, 7.63%, 10/01/18	1,343,750
3,350,000	ServiceMaster Co. (The), 10.75%, 07/15/15(e)(j)	3,601,250
10,000,000	Shengdatech, Inc., Cnv., 6.50%, 12/15/15(e)	9,825,000
250,000	Sirius XM Radio, Inc., 8.75%, 04/01/15(e)	273,125
3,500,000	Sirius XM Radio, Inc., Cnv., 3.25%, 10/15/11	3,513,125
2,500,000	Solutia, Inc., 8.75%, 11/01/17	2,759,375
1,000,000	Spectrum Brands Holdings, Inc., 9.50%, 06/15/18(e)	1,097,500
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	2,997,500
6,300,000	Sprint Nextel Corp., 6.00%, 12/01/16	6,189,750
3,650,000	Sprint Nextel Corp., 8.38%, 08/15/17	3,987,625
825,000	Stater Brothers Holdings, 7.75%, 04/15/15	858,000
3,600,000	Steel Dynamics, Inc., 6.75%, 04/01/15	3,672,000
1,000,000	Steel Dynamics, Inc., 7.75%, 04/15/16	1,063,750
20,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	19,575,000
1,250,000	SunGard Data Systems, Inc., 10.63%, 05/15/15	1,389,062
2,000,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	2,107,500
3,000,000	SuperValu, Inc., 8.00%, 05/01/16	2,925,000
6,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(e)	5,692,500
5,000,000	Teleflex, Inc., Cnv., 3.88%, 08/01/17	5,512,500
2,750,000	Tenet Healthcare Corp., 8.00%, 08/01/20	2,805,000
300,000	Tenneco, Inc., 8.13%, 11/15/15	320,250
3,250,000	Terex Corp., 8.00%, 11/15/17	3,363,750
3,500,000	Texas Industries, Inc., 9.25%, 08/15/20	3,753,750
14,391,000	THQ, Inc., Cnv., 5.00%, 08/15/14	15,434,348

Principal Amount		Value

UNITED STATES (continued)
$5,350,000	Time Warner Telecom, Inc., Cnv., 2.38%, 04/01/26	$5,965,250
1,150,000	Toys R US Property CO. II LLC, 8.50%, 12/01/17	1,253,500
6,350,000	Toys R US, Inc., 7.38%, 10/15/18	6,302,375
2,000,000	Trans Union LLC/TransUnion Financing Corp., 11.38%, 06/15/18(e)	2,320,000
19,203,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	19,082,981
3,500,000	TRW Automotive, Inc., 7.25%, 03/15/17(e)	3,850,000
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,608,750
750,000	United Rentals North America, Inc., 10.88%, 06/15/16	864,375
750,000	United Rentals North America, Inc., 9.25%, 12/15/19	843,750
4,000,000	United Rentals North America, Inc., 8.38%, 09/15/20	4,180,000
2,000,000	United States Steel Corp., 7.38%, 04/01/20	2,075,000
450,000	USG Corp., 6.30%, 11/15/16	418,500
1,300,000	USG Corp., 9.75%, 01/15/18	1,322,750
2,000,000	Valeant Pharmaceuticals International, 7.00%, 10/01/20(e)	2,062,500
5,500,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	5,651,250
16,000,000	VeriFone Holdings, Inc., Cnv., 1.38%, 06/15/12	17,740,000
1,450,000	West Corp., 11.00%, 10/15/16	1,582,312
1,000,000	Weyerhaeuser Co., 7.38%, 10/01/19	1,093,361
2,500,000	Windstream Corp., 8.63%, 08/01/16	2,650,000
2,500,000	Windstream Corp., 7.88%, 11/01/17	2,678,125
1,000,000	Windstream Corp., 8.13%, 09/01/18	1,062,500
3,250,000	Windstream Corp., 7.00%, 03/15/19	3,233,750
12,150,000	Wright Medical Group, Inc., Cnv., 2.63%, 12/01/14	11,542,500

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$2,000,000		Wyndham Worldwide Corp., 6.00%, 12/01/16	$2,106,366
2,500,000		XM Satellite Radio, Inc., 7.63%, 11/01/18(e)	2,593,750
800,000		XM Satellite Radio, Inc., Cnv., 7.00%, 12/01/14(e)	1,013,000
3,140,000		Yankee Acquisition Corp., 8.50%, 02/15/15	3,281,300

			1,473,352,854

VENEZUELA — 0.2%
2,040,000		Corp. Andina de Fomento, 8.13%, 06/04/19	2,437,741
4,200,000		Petroleos de Venezuela SA, 11.35%, 07/10/11(i)	4,053,000

			6,490,741

Total Corporate Bonds (Cost $1,755,419,329)			1,903,831,131

GOVERNMENT BONDS — 10.7%
ARGENTINA — 0.1%
21,758,000		Republic of Argentina, 0.17%, 08/03/12(d)	5,134,888

AUSTRALIA — 0.7%
710,000	(f)	New South Wales Treasury Corp., 6.00%, 05/01/12	715,706
3,340,000	(f)	New South Wales Treasury Corp., 5.50%, 03/01/17	3,300,308
14,630,000	(f)	Queensland Treasury Corp., 6.00%, 06/14/11	14,638,311
685,000	(f)	Queensland Treasury Corp., 6.00%, 08/14/13	696,912
1,370,000	(f)	Queensland Treasury Corp., 6.00%, 09/14/17	1,385,237
420,000	(k)	Queensland Treasury Corp., 7.13%, 09/18/17(e)	349,189
9,815,000	(f)	Western Australia Treasury Corp., 5.50%, 07/17/12	9,837,400

			30,923,063

BRAZIL — 0.7%
9,490,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	11,246,471
2,400,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,996,826
19,570,000	(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	11,586,504

Principal Amount			Value

BRAZIL (continued)
$3,900,000	(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	$2,105,478

			27,935,279

EGYPT — 0.6%
10,725,000	(f)	Egypt Treasury Bills, 10.55%, 02/08/11(i)	1,827,690
325,000	(f)	Egypt Treasury Bills, 10.19%, 03/08/11(i)	54,909
3,375,000	(f)	Egypt Treasury Bills, 9.77%, 03/22/11(i)	567,709
25,800,000	(f)	Egypt Treasury Bills, 9.99%, 03/29/11(i)	4,330,216
10,800,000	(f)	Egypt Treasury Bills, 9.79%, 04/05/11(i)	1,812,906
7,150,000	(f)	Egypt Treasury Bills, 10.02%, 04/12/11(i)	1,194,682
15,400,000	(f)	Egypt Treasury Bills, 9.85%, 05/03/11(i)	2,555,703
16,375,000	(f)	Egypt Treasury Bills, 9.96%, 05/31/11(i)	2,702,609
4,325,000	(f)	Egypt Treasury Bills, 10.02%, 06/07/11(i)	709,573
1,050,000	(f)	Egypt Treasury Bills, 10.02%, 07/12/11(i)	170,320
950,000	(f)	Egypt Treasury Bills, 10.00%, 08/09/11(i)	152,670
7,400,000	(f)	Egypt Treasury Bills, 10.17%, 09/20/11(i)	1,172,807
8,050,000	(f)	Egypt Treasury Bills, 10.00%, 10/11/11(i)	1,268,018
10,850,000	(f)	Egypt Treasury Bills, 10.01%, 11/08/11(i)	1,692,304
8,725,000	(f)	Egypt Treasury Bills, 10.02%, 12/06/11(i)	1,349,467
16,475,000	(f)	Egypt Treasury Bills, 10.26%, 01/17/12(i)	2,513,425

			24,075,008

HUNGARY — 0.2%
1,575,000	(f)	Hungary Government International Bond, 3.88%, 02/24/20	1,776,129
520,000	(f)	Republic of Hungary, 4.38%, 07/04/17	642,542
1,705,000	(f)	Republic of Hungary, 5.75%, 06/11/18	2,250,129
2,920,000		Republic of Hungary, 6.25%, 01/29/20	2,919,971

			7,588,771

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount			Value

INDONESIA — 1.3%
$4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(e)	$6,401,750
1,631,000		Indonesia Government International Bond, 8.50%, 10/12/35(e)	2,091,757
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(e)	271,700
1,360,000		Indonesia Government International Bond, 7.75%, 01/17/38(e)	1,606,500
120,000,000,000	(f)	Indonesia Treasury Bond, 11.00%, 12/15/12(l)	14,153,475
23,560,000,000	(f)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,690,707
3,590,000,000	(f)	Indonesia Treasury Bond, 9.00%, 09/15/18	405,961
33,800,000,000	(f)	Indonesia Treasury Bond, 12.80%, 06/15/21	4,708,693
33,160,000,000	(f)	Indonesia Treasury Bond, 12.90%, 06/15/22	4,623,364
1,590,000,000	(f)	Indonesia Treasury Bond, 10.25%, 07/15/22	188,934
137,380,000,000	(f)	Indonesia Treasury Bond, 9.50%, 07/15/23	15,262,891
25,525,000,000	(f)	Indonesia Treasury Bond, 10.00%, 02/15/28	2,811,866

			55,217,598

ISRAEL — 0.5%
14,130,000	(f)	Israel Government Bond - Shahar, 7.00%, 04/29/11	4,052,270
1,935,000	(f)	Israel Treasury Bill - Makam, 2.04%, 02/02/11(i)	521,494
955,000	(f)	Israel Treasury Bill - Makam, 2.10%, 03/02/11(i)	257,018
6,915,000	(f)	Israel Treasury Bill - Makam, 2.17%, 04/06/11(i)	1,856,924
1,840,000	(f)	Israel Treasury Bill - Makam, 2.13%, 06/01/11(i)	492,122
10,893,600	(f)	Israel Treasury Bill - Makam, 2.14%, 07/06/11(i)	2,905,939
3,062,000	(f)	Israel Treasury Bill - Makam, 2.22%, 08/03/11(i)	815,339
690,000	(f)	Israel Treasury Bill - Makam, 2.20%, 09/07/11(i)	183,353
38,671,000	(f)	Israel Treasury Bill - Makam, 2.28%, 10/05/11(i)	10,244,753
335,000	(f)	Israel Treasury Bill - Makam, 2.29%, 11/02/11(i)	88,551
285,000	(f)	Israel Treasury Bill - Makam, 2.28%, 12/07/11(i)	75,220

Principal Amount			Value

ISRAEL (continued)
$845,000	(f)	Israel Treasury Bill - Makam, 2.34%, 01/04/12(i)	$222,516

			21,715,499

LITHUANIA — 0.2%
3,580,000		Republic of Lithuania, 6.75%, 01/15/15(e)	3,843,656
2,890,000		Republic of Lithuania, 7.38%, 02/11/20(e)	3,172,151

			7,015,807

MALAYSIA — 1.1%
61,650,000	(f)	Bank Negara Malaysia Monetary Notes, 2.78%, 03/15/11(i)	20,071,178
1,840,000	(f)	Bank Negara Malaysia Monetary Notes, 2.63%, 04/05/11(i)	598,013
26,800,000	(f)	Bank Negara Malaysia Monetary Notes, 2.65%, 05/11/11(i)	8,686,413
660,000	(f)	Bank Negara Malaysia Monetary Notes, 2.80%, 05/18/11(i)	213,733
565,000	(f)	Bank Negara Malaysia Monetary Notes, 2.81%, 07/19/11(i)	182,049
13,180,000	(f)	Bank Negara Malaysia Monetary Notes, 2.79%, 07/28/11(i)	4,243,990
2,760,000	(f)	Bank Negara Malaysia Monetary Notes, 2.73%, 08/25/11(i)	886,653
2,350,000	(f)	Bank Negara Malaysia Monetary Notes, 2.83%, 09/29/11(i)	752,714
8,785,000	(f)	Malaysia Government Bond, 3.76%, 04/28/11	2,879,351
15,715,000	(f)	Malaysia Government Bond, 3.83%, 09/28/11	5,174,139
340,000	(f)	Malaysia Government Bond, 2.71%, 02/14/12	110,901
13,820,000	(f)	Malaysia Government Bond, 3.81%, 02/15/17	4,557,038
450,000	(f)	Malaysia Treasury Bill, 2.74%, 06/24/11(i)	145,421
730,000	(f)	Malaysia Treasury Bill, 2.73%, 07/08/11(i)	235,655

			48,737,248

MEXICO — 0.7%
5,800,000	(f)	Mexican Bonos, 9.00%, 12/20/12	509,191
11,640,000	(f)	Mexican Bonos, 9.00%, 06/20/13	1,032,833

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount			Value

MEXICO (continued)
$24,000,000	(f)	Mexican Bonos, 8.00%, 12/19/13	$2,091,890
20,000,000	(f)	Mexican Bonos, 8.00%, 12/17/15	1,753,854
36,000,000	(f)	Mexican Bonos, 7.25%, 12/15/16	3,059,599
23,900,000	(f)	Mexican Bonos, 7.75%, 12/14/17	2,076,942
137,500,000	(f)	Mexican Bonos, 10.00%, 12/05/24	13,668,391
43,510,000	(f)	Mexican Bonos, 10.00%, 11/20/36	4,299,710

			28,492,410

NORWAY — 0.6%
112,600,000	(f)	Norway Government Bond, 6.00%, 05/16/11	19,698,625
29,500,000	(f)	Norway Treasury Bill, 2.08%, 06/15/11(i)	5,065,987

			24,764,612

POLAND — 0.8%
18,120,000	(f)	Poland Government Bond, 4.75%, 04/25/12	6,320,015
2,960,000	(f)	Poland Government Bond, 4.60%, 10/25/12(i)	947,570
2,545,000	(f)	Poland Government Bond, 4.57%, 01/25/13(i)	808,401
6,975,000	(f)	Poland Government Bond, 5.75%, 04/25/14	2,457,404
26,560,000	(f)	Poland Government Bond, 6.25%, 10/24/15	9,437,817
24,800,000	(f)	Poland Government Bond, 5.75%, 09/23/22	8,125,303
5,400,000		Poland Government International Bond, 6.38%, 07/15/19	6,020,255

			34,116,765

QATAR — 0.1%
2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(e)	2,407,125

RUSSIA — 0.3%
10,261,175		Russian Foreign Bond, STEP, 7.50%, 03/31/30(e)	11,774,698

SOUTH AFRICA — 0.1%
1,690,000		South Africa Government International Bond, 5.50%, 03/09/20	1,740,700

Principal Amount			Value

SOUTH AFRICA (continued)
$1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	$1,871,287

			3,611,987

SOUTH KOREA — 2.0%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	458,811
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14	111,508
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	111,592
105,000	(m)	Export-Import Bank of Korea, 4.63%, 02/20/17	143,480
1,800,000,000	(f)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,629,659
1,385,000		Korea Development Bank, 8.00%, 01/23/14	1,585,810
4,711,390,000	(f)	Korea Treasury Bond, 5.50%, 06/10/11	4,237,537
34,923,170,000	(f)	Korea Treasury Bond, 4.75%, 12/10/11	31,519,773
17,942,480,000	(f)	Korea Treasury Bond, 4.00%, 06/10/12	16,092,291
4,250,000,000	(f)	Korea Treasury Bond, 5.25%, 09/10/12	3,880,910
18,199,000,000	(f)	Korea Treasury Bond, 4.25%, 12/10/12	16,353,586
1,223,440,000	(f)	Korea Treasury Bond, 5.25%, 03/10/13	1,120,369
3,376,000,000	(f)	Korea Treasury Bond, 3.75%, 06/10/13	2,998,435
4,790,000		Republic of Korea, 7.13%, 04/16/19	5,723,331
250,000		Republic of Korea, 5.63%, 11/03/25	266,684

			86,233,776

SRI LANKA — 0.1%
13,950,000(f)		Sri Lanka Government Bonds,Series A, 12.00%, 07/15/11	128,312
264,000,000(f)		Sri Lanka Government Bonds,Series A, 11.00%, 08/01/15	2,558,257
385,000,000(f)		Sri Lanka Government Bonds,Series B, 11.00%, 09/01/15	3,733,911

			6,420,480

SWEDEN — 0.4%
108,680,000(f)		Sweden Government Bond, 5.25%, 03/15/11	16,922,310

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

UNITED ARAB EMIRATES — 0.0%
$2,060,000	Emirate of Abu Dhabi, 6.75%, 04/08/19(e)	$2,374,115

VENEZUELA — 0.1%
715,000	Venezuela Government International Bond, 1.30%, 04/20/11(d)	710,638
2,080,000	Venezuela Government International Bond, 10.75%, 09/19/13	1,981,200

		2,691,838

VIETNAM — 0.1%
1,625,000	Socialist Republic of Vietnam, 6.88%, 01/15/16(e)	1,653,437
2,490,000	Socialist Republic of Vietnam, 6.75%, 01/29/20(e)	2,433,975

		4,087,412

Total Government Bonds (Cost $408,341,873)		452,240,689

ASSET-BACKED SECURITIES — 0.5%

UNITED STATES — 0.5%
5,850,572	Bear Stearns Asset-Backed Securities Trust, Series 2005-AC8, Class A1, 0.59%, 11/25/35(d)	3,001,220
6,087,653	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.61%, 03/25/36(d)	2,814,760
6,087,653	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.61%, 03/25/36(d)	2,676,212
4,024,178	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.42%, 09/25/46(d)	2,705,539
5,110,663	CSAB Mortgage Backed Trust, Series 2006-2, Class A2, 0.43%, 09/25/36(d)	2,393,911
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.63%, 10/25/35(d)	3,186,830
1,454,136	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(d)	1,166,168
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.50%, 06/25/36(d)	861,906
5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	2,844,518

Total Asset-Backed Securities (Cost $21,180,748)		21,651,064

Principal Amount		Value

NON-AGENCY MORTGAGE-BACKED SECURITIES — 12.8%

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2%
$1,969,116	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.29%, 01/25/36(d)	$1,937,512
2,066,819	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.93%, 07/25/35(d)	1,874,693
3,000,000	Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 2.86%, 10/25/35(d)	2,138,846
1,436,391	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.66%, 03/25/36(d)	973,864
8,105,225	American Home Mortgage Assets, Series 2005-1, Class 2A21, 3.05%, 11/25/35(d)	5,540,221
3,772,687	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.53%, 11/25/35(d)	2,417,314
5,460,288	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.21%, 11/25/45(d)	4,110,136
2,463,076	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.20%, 12/25/35(d)	1,731,734
3,521,293	Banc of America Funding Corp., Series 2004-C, Class 4A1, 0.59%, 12/20/34(d)	2,745,344
2,331,181	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.15%, 09/20/35(d)	1,993,427
9,947,352	Banc of America Funding Corp., Series 2005-H, Class 2A1, 3.23%, 11/20/35(d)	7,283,085
3,347,188	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.93%, 02/20/36(d)	1,946,324
3,906,872	Banc of America Funding Corp., Series 2006-E, Class 2A1, 5.62%, 06/20/36(d)	2,776,632
2,288,054	Banc of America Funding Corp., Series 2006-F, Class 1A1, 4.87%, 07/20/36(d)	1,956,901
2,638,134	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	2,228,353
5,503,432	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.42%, 02/20/47(d)	4,097,535

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$681,727	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 3.23%, 10/25/35(d)	$663,727
3,475,000	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.23%, 10/25/35(d)	2,949,045
547,356	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 3.12%, 11/25/35(d)	532,288
4,073,217	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 2.94%, 12/25/35(d)	3,367,022
4,043,201	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.32%, 08/25/35(d)	3,310,568
5,260,939	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.52%, 02/25/36(d)	4,736,034
2,571,129	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.32%, 05/25/47(d)	1,943,719
13,885,262	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.80%, 05/25/37(d)	10,208,592
2,681,429	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.85%, 06/25/47(d)	2,236,509
8,027,068	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.36%, 11/25/35(d)	5,728,894
3,438,611	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.42%, 08/25/36(d)	1,401,628
10,666,670	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 5.33%, 01/25/47(d)	6,501,008
1,215,745	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.96%, 05/25/35(d)	1,085,742
3,039,970	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.90%, 06/25/36(d)	2,499,142
1,970,051	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.77%, 06/25/36(d)	1,780,297
8,168,902	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.59%, 11/25/36(d)	6,259,093

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,091,341	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(e)	$3,718,387
6,467,301	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(e)	4,513,110
2,997,015	Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.00%, 12/25/36(d)	2,285,068
1,334,357	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	997,001
1,579,674	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,527,661
2,379,030	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	2,368,918
3,931,896	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.56%, 08/25/35(d)	2,718,488
6,375,539	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.57%, 08/25/35(d)	3,575,508
947,222	Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	812,729
2,891,968	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	2,319,697
425,737	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.26%, 12/25/35(d)	278,975
4,229,210	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	3,447,237
11,717,236	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.61%, 05/25/36(d)	6,026,196
4,963,232	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.61%, 06/25/36(d)	3,207,246
4,963,232	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.89%, 06/25/36(d)	924,848
5,455,000	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,708,994
2,512,474	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,989,952
5,496,864	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.66%, 03/25/36(d)	2,923,183

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,122,494	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	$4,420,767
4,000,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,832,348
7,435,000	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	5,136,588
1,081,400	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	880,083
2,627,441	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.66%, 05/25/36(d)	1,627,874
5,955,120	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.64%, 08/25/36(d)	5,043,376
1,777,504	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.44%, 02/20/47(d)	985,407
3,560,510	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.45%, 03/20/47(d)	2,187,494
4,007,628	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.44%, 11/25/36(d)	2,262,405
2,180,011	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,590,504
12,072,761	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.54%, 03/25/47(d)	9,817,942
2,235,286	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	2,091,693
8,165,000	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	7,205,954
1,719,685	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	1,660,909
2,222,617	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	2,064,219
3,178,628	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,677,314

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,406,805	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	$1,243,148
4,434,099	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	3,894,163
2,228,873	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,994,037
2,543,602	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	2,346,351
973,185	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.46%, 04/25/46(d)	678,531
1,859,703	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 1A1, 6.00%, 07/25/37	1,296,647
3,108,570	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.76%, 07/25/37(d)	1,945,438
4,277,854	Credit Suisse Mortgage Capital Certificates, Series 2006-5, Class 3A3, 6.50%, 06/25/36	2,668,011
1,828,416	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,639,654
2,096,274	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	1,705,037
1,704,419	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 02/25/37	1,469,105
13,431,542	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	11,390,918
3,050,000	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 4.61%, 07/25/36	2,766,655
3,021,926	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	2,823,717
2,666,213	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.57%, 09/25/35(d)	1,885,635

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,471,365	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 5.40%, 11/25/36(d)	$1,959,800
7,179,076	First Horizon Asset Securities, Inc., Series 2005-AR4, Class 2A1, 2.88%, 10/25/35(d)	5,853,670
2,184,998	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.43%, 11/19/35(d)	1,904,945
5,006,086	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.41%, 04/19/36(d)	4,174,916
5,855,000	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.42%, 02/25/37(d)	2,363,902
1,285,398	GSR Mortgage Loan Trust, Series 2004-9, Class 3A1, 2.86%, 08/25/34(d)	1,199,199
2,526,162	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.95%, 01/25/35(d)	2,335,416
1,409,673	GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.09%, 01/25/35(d)	1,426,954
3,819,768	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.94%, 05/25/35(d)	3,080,706
4,337,181	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.98%, 10/25/35(d)	4,012,172
2,308,263	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,984,663
4,531,520	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	4,424,568
7,422,669	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.81%, 01/25/36(d)	6,186,531
4,818,730	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 5.14%, 01/25/36(d)	4,346,517
2,729,273	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 0.45%, 08/25/46(d)	2,332,575
5,245,448	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	4,919,220
3,158,708	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 5.93%, 04/25/37(d)	2,182,493
2,695,828	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.44%, 12/25/36(d)	2,044,138

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,946,196	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.89%, 04/25/47(d)	$2,441,563
2,805,312	Indymac IMJA Mortgage Loan Trust, Series 2007-A1, Class A1, 6.00%, 08/25/37	2,556,576
4,130,821	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 4.29%, 06/25/36(d)	2,457,503
6,800,000	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 5.32%, 01/25/37(d)	4,897,907
1,543,808	JPMorgan Mortgage Trust, Series 2006-A3, Class 3A2, 5.72%, 05/25/36(d)	1,280,724
1,795,553	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.92%, 04/25/35(d)	1,594,335
3,695,749	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	3,653,226
2,078,749	JPMorgan Mortgage Trust, Series 2008-R2, Class 2A, 5.50%, 12/27/35(e)	1,707,158
4,033,951	Lehman Mortgage Trust, Series 2007-10, Class 2A1, 6.50%, 01/25/38	3,333,472
3,735,820	Lehman Mortgage Trust, Series 2007-8, Class 2A2, 6.50%, 09/25/37	3,042,541
555,771	Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.70%, 03/25/35(d)	497,258
3,406,759	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.54%, 07/25/35(d)	2,746,174
4,118,296	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	3,649,811
3,457,551	Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.55%, 12/25/35(d)	2,089,818
3,576,517	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.16%, 02/25/36(d)	2,417,604
3,161,270	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(e)	2,806,787
4,221,108	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(e)	3,887,697
6,472,534	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.49%, 06/25/46(d)	2,871,048

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,061,505	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	$2,793,343
2,720,957	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,898,268
839,916	Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	547,564
1,013,666	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 06/25/36	643,450
3,467,377	Residential Accredit Loans, Inc., Series 2007-QS3, Class A33, 6.50%, 07/25/37	2,349,120
3,225,428	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.59%, 04/25/37(d)	1,660,225
322,543	Residential Accredit Loans, Inc., Series 2007-QS6, Class A2, 50.00%, 04/25/37(d)	575,597
4,375,425	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,633,238
2,373,305	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	2,308,435
3,976,422	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.31%, 11/25/35(d)	3,053,008
1,340,462	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	1,279,059
2,856,022	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	2,487,081
2,054,525	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.70%, 05/25/35(d)	1,548,622
12,325,245	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.07%, 08/25/35(d)	10,128,116
5,228,731	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.58%, 10/25/35(d)	3,807,686
12,595,536	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.95%, 02/25/36(d)	10,227,229
20,046,841	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 2A1, 6.06%, 08/25/36(d)	14,049,626

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,429,857	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 2A1, 5.78%, 09/25/36(d)	$11,698,110
8,364,145	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 5.30%, 10/25/36(d)	5,116,738
14,276,975	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.73%, 10/25/36(d)	12,454,422
3,478,420	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.54%, 04/25/47(d)	2,567,784
5,881,675	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.48%, 05/25/37(d)	3,337,341
6,084,461	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1, 5.87%, 06/25/37(d)	4,525,928
1,300,106	Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 04/25/35	1,282,793
2,237,010	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.56%, 04/25/37(d)	1,710,419
3,020,812	WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, 0.54%, 11/25/45(d)	2,469,132
1,931,974	Wamu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.59%, 12/25/35(d)	1,872,950
2,908,300	Wamu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 2.59%, 01/25/36(d)	2,814,780
1,135,612	WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2, 0.55%, 12/25/45(d)	918,638
1,248,676	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 5.85%, 09/25/36(d)	988,241
992,474	WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.47%, 11/25/36(d)	833,370

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$595,385	WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1, 5.13%, 01/25/37(d)	$449,328
2,030,513	Wamu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 5.68%, 08/25/46(d)	1,814,945
4,822,070	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	3,693,119
10,172,470	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	8,068,440
7,203,757	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,721,640
5,795,574	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 06/25/37	4,959,550
2,752,584	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.86%, 07/25/36(d)	2,299,966
3,713,511	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 5.43%, 07/25/36(d)	2,995,502
2,519,373	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 2A1, 5.93%, 09/25/36(d)	2,315,036
3,273,380	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.48%, 12/25/36(d)	3,079,132
1,145,864	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A5, 3.08%, 03/25/36(d)	994,419
8,867,147	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 5.44%, 04/25/36(d)	7,311,510
2,841,817	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR7, Class 2A4, 5.54%, 05/25/36(d)	2,146,366
1,975,060	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.91%, 04/25/36(d)	1,819,598

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,674,082	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	$2,491,909
3,349,511	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	3,111,554
2,160,241	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	2,041,350
882,528	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	834,116
2,172,508	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.13%, 11/25/37(d)	1,750,485

		515,672,216

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
3,000,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.74%, 02/10/51(d)	3,226,709
3,000,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, 5.81%, 12/10/49(d)	3,255,401
3,000,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	3,167,424
3,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,192,496
3,000,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.81%, 08/10/45(d)	3,181,181
3,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 09/12/49	3,187,298
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.75%, 06/15/49(d)	3,192,397

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.90%, 02/15/51(d)	$3,225,781

		25,628,687

Total Non-Agency Mortgage-Backed Securities (Cost $516,413,084)		541,300,903

U.S. GOVERNMENT AGENCIES — 6.7%

Federal Home Loan Bank — 6.7%
24,550,000	0.10%, 02/01/11(n)	24,550,000
233,000,000	0.10%, 02/01/11(n)	233,000,000
25,000,000	0.14%, 02/07/11(n)	24,999,417

		282,549,417

Total U.S. Government Agencies (Cost $282,549,417)		282,549,417

U.S. GOVERNMENT SECURITIES — 2.4%

U.S. Treasury Bills — 2.4%
25,000,000	0.13%, 02/03/11(n)	24,999,819
75,000,000	0.14%, 02/10/11(n)	74,997,544

		99,997,363

Total U.S. Government Securities (Cost $99,997,363)		99,997,363

MUNICIPAL BONDS — 0.2%

California — 0.2%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM) 8.75%, 11/15/44	1,176,319
420,000	State of California Build America Bonds GO 6.65%, 03/01/22	433,726
95,000	State of California Build America Bonds GO 7.95%, 03/01/36	97,298
80,000	State of California Build America Bonds GO 7.55%, 04/01/39	82,382
240,000	State of California Build America Bonds GO 7.30%, 10/01/39	240,031
1,695,000	State of California Build America Bonds GO 7.63%, 03/01/40	1,760,156
370,000	State of California Various Purpose GO 6.20%, 03/01/19	380,970

Principal Amount		Value

California (continued)
$625,000	State of California Various Purpose GO, OID 5.25%, 03/01/30	$596,706
520,000	State of California Various Purpose GO, OID 5.50%, 03/01/40	492,596
2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,036,645

		7,296,829

Illinois — 0.0%
1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (AGM) 5.00%, 01/01/20	1,011,370

Michigan — 0.0%

125,000	City of Detroit GO, OID 4.50%, 11/01/23	119,266

Total Municipal Bonds (Cost $8,301,353)		8,427,465

Shares		Value

CASH SWEEP — 4.0%

UNITED STATES — 4.0%
167,595,721	Citibank - US Dollars on Deposit in Custody Account, 0.05%(o)	167,595,721

Total Cash Sweep (Cost $167,595,721)		167,595,721

TOTAL INVESTMENTS — 99.0% (Cost $3,893,597,510)(a)		4,173,571,335

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		43,260,487

NET ASSETS — 100.0%		$4,216,831,822

Contracts

CALL OPTIONS WRITTEN — (0.5)%
(15,000)	Cisco Systems, Inc., Strike $17.50, Expires 01/21/12	(6,825,000)
(12,000)	Microsoft Corp., Strike $22.50, Expires 01/21/12	(7,020,000)
(4,000)	Microsoft Corp., Strike $25.00, Expires 01/21/12	(1,560,000)
(12,000)	Pfizer, Inc., Strike $15.00, Expires 01/21/12	(4,140,000)

Total Call Options Written (Premiums received $(15,101,613))		(19,545,000)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Appreciation

1	10 Year U.S. Treasury Note, March 2011	$2,695

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation/ (Depreciation)

805	SGX S&P CNX Nifty Index, February 2011	$(443,555)
250	Euro STOXX 50, March 2011	322,187
260	FTSE 100 Index, March 2011	(408,284)
25	German Stock Index, March 2011	38,560
259	NASDAQ 100 Index, March 2011	1,066,651
5,785	S&P 500 E-Mini Futures, March 2011	13,127,887

	Net unrealized appreciation	$13,703,446

At January 31, 2011, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $7,447,984 or 0.18% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/11 Carrying Value Per Unit

$20,000,000	Asian Coast Development Ltd.(c)	07/28/08	$—
$1,896,421	L-1 Identity Solutions, Inc.	11/21/08	$99.63
$8,780,500	China Milk Products Group Ltd., Cnv.(c)	01/21/09	$11.68
$900,625	Qwest Capital Funding, Inc.	09/25/09	$101.00
$3,269,875	Cenveo Corp. 7.88%	01/06/10	$95.50
$0	Bangkokland Public Co. Ltd., Warrants(c)	09/22/10	$0.01

At January 31, 2011, the Global Opportunities Fund held investments in restricted and illiquid swaps, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Description	Acquisition Date	01/31/11 Carrying Value Per Unit

$0	Equity swap with Barclays Bank Plc, expiring 10/01/15 (Underlying notional amount $30,000,000)	10/12/10	$97.96
$0	Equity swap with Barclays Bank Plc, expiring 10/01/15 (Underlying notional amount $10,000,000)	10/25/10	$97.94
$0	Equity swap with Barclays Bank Plc, expiring 10/01/15 (Underlying notional amount $10,000,000)	11/10/10	$97.92
$0	Equity swap with Barclays Bank Plc, expiring 01/04/16 (Underlying notional amount $10,000,000)	01/25/11	$98.48

(a)	Cost for federal income tax purposes is $3,894,012,406 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$349,137,803
Unrealized depreciation	(69,578,874)

Net unrealized appreciation	$279,558,929

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,140,978, which is 0.03% of net assets.
(d)	Variable rate security. Rate shown is the rate as of January 31, 2011.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value is $303,073,262, which is 7.19% of net assets.

(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Principal amount denoted in Singapore Dollars.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

(i)	Zero coupon bond. The rate represents the yield at time of purchase.
(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(k)	Principal amount denoted in New Zealand Dollars.
(l)

Security is a fully principal/notional funded Total Return swap with JPMorgan Chase Bank, N.A. where upon maturity of this bond the Fund will receive the fully funded obligation principal amount from the broker.

(m)	Principal amount denoted in Euros.
(n)	The rate represents the annualized yield at time of purchase.
(o)	The rate shown is the current yield as of January 31, 2011.

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FOR — Foreign Ownership Restrictions
GO — General Obligations
OID — Original Issue Discount
REIT — Real Estate Investment Trust
SDR — Swedish Depository Receipt
STEP — Step Coupon Bond

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)

Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $30,000,000)	$(611,778)
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $10,000,000)	(206,309)

Unrealized Depreciation

Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $10,000,000)	$(207,643)
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 01/04/16 (Underlying notional amount $10,000,000)	(152,047)

$(1,177,777)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)

Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 25.75 and receiving an amount if the realized correlation is under the correlation strike price of 25.75, expiring 04/18/12 (Underlying notional amount $50,000)	$(353,666)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 26.25 and receiving an amount if the realized correlation is under the correlation strike price of 26.25, expiring 04/13/12 (Underlying notional amount $50,000)	(337,922)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount $50,000)	(110,278)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.75 and receiving an amount if the realized correlation is under the correlation strike price of 28.75, expiring 03/23/12 (Underlying notional amount $50,000)	$(220,075)
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 24.80 and receiving variance of the S&P 500 Index under the target volatility of 24.80, expiring 12/16/11 (Underlying notional amount $250,000)	634,752
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 28.50 and receiving variance of the S&P 500 Index under the target volatility of 28.50, expiring 12/20/13 (Underlying notional amount $250,000)	779,653
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 30.30 and receiving variance of the S&P 500 Index under the target volatility of 30.30, expiring 12/20/13 (Underlying notional amount $250,000)	1,243,161
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/13 (Underlying notional amount $250,000)	1,403,270
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/13 (Underlying notional amount $250,000)	1,398,358
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.60 and receiving variance of the S&P 500 Index under the target volatility of 32.60, expiring 12/18/15 (Underlying notional amount $250,000)	1,298,423

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.90 and receiving variance of the S&P 500 Index under the target volatility of 32.90, expiring 12/18/15 (Underlying notional amount $250,000)	$1,340,003
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 33.90 and receiving variance of the S&P 500 Index under the target volatility of 33.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,527,111
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $200,000)	1,233,203
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/20/13 (Underlying notional amount $500,000)	4,097,133
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 36.00 and receiving variance of the S&P 500 Index under the target volatility of 36.00, expiring 12/18/15 (Underlying notional amount $250,000)	1,920,269
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/16/11 (Underlying notional amount $50,000)	(553,234)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount $100,000)	(488,299)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount $50,000)	$(442,385)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)	(1,549,220)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 56% and receiving an amount if the realized correlation ratio is under 56%, expiring 12/09/11 (Underlying notional amount JPY 4,675,000)	(1,231,401)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 59% and receiving an amount if the realized correlation ratio is under 59%, expiring 12/09/11 (Underlying notional amount JPY 4,625,000)	(1,051,070)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 63% and receiving an amount if the realized correlation ratio is under 63%, expiring 12/09/11 (Underlying notional amount JPY 4,525,000)	(812,953)
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 23.60 and receiving variance of the S&P 500 Index under the target volatility of 23.60, expiring 12/16/11 (Underlying notional amount $250,000)	213,047
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.35 and receiving variance of the S&P 500 Index under the target volatility of 24.35, expiring 12/16/11 (Underlying notional amount $250,000)	419,138

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.40 and receiving variance of the S&P 500 Index under the target volatility of 24.40, expiring 12/16/11 (Underlying notional amount $250,000)	$441,522
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.90 and receiving variance of the S&P 500 Index under the target volatility of 24.90, expiring 12/16/11 (Underlying notional amount $250,000)	586,332
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 25.05 and receiving variance of the S&P 500 Index under the target volatility of 25.05, expiring 12/21/11 (Underlying notional amount $250,000)	182,052
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 25.10 and receiving variance of the S&P 500 Index under the target volatility of 25.10, expiring 12/16/11 (Underlying notional amount $250,000)	621,123
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 25.10 and receiving variance of the S&P 500 Index under the target volatility of 25.10, expiring 12/16/11 (Underlying notional amount $500,000)	1,262,843
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 27.40 and receiving variance of the S&P 500 Index under the target volatility of 27.40, expiring 12/20/13 (Underlying notional amount $250,000)	624,861
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 27.50 and receiving variance of the S&P 500 Index under the target volatility of 27.50, expiring 12/20/13 (Underlying notional amount $250,000)	665,222

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 28.90 and receiving variance of the S&P 500 Index under the target volatility of 28.90, expiring 12/18/15 (Underlying notional amount $250,000)	$481,257
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.50 and receiving variance of the S&P 500 Index under the target volatility of 30.50, expiring 12/20/13 (Underlying notional amount $500,000)	2,864,337
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.75 and receiving variance of the S&P 500 Index under the target volatility of 30.75, expiring 12/20/13 (Underlying notional amount $250,000)	1,400,773
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.75 and receiving variance of the S&P 500 Index under the target volatility of 30.75, expiring 12/20/13 (Underlying notional amount $500,000)	2,822,828
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/19 (Underlying notional amount $250,000)	352,209
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.30 and receiving variance of the S&P 500 Index under the target volatility of 31.30, expiring 12/20/13 (Underlying notional amount $500,000)	3,061,117
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.50 and receiving variance of the S&P 500 Index under the target volatility of 31.50, expiring 12/18/15 (Underlying notional amount $500,000)	2,133,810

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.50 and receiving variance of the S&P 500 Index under the target volatility of 31.50, expiring 12/20/13 (Underlying notional amount $250,000)	$1,563,923
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.75 and receiving variance of the S&P 500 Index under the target volatility of 31.75, expiring 12/18/15 (Underlying notional amount $250,000)	1,113,688
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 32.75 and receiving variance of the S&P 500 Index under the target volatility of 32.75, expiring 12/18/15 (Underlying notional amount $500,000)	2,779,898
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.00 and receiving variance of the S&P 500 Index under the target volatility of 33.00, expiring 12/18/15 (Underlying notional amount $500,000)	2,786,933
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.25 and receiving variance of the S&P 500 Index under the target volatility of 33.25, expiring 12/18/15 (Underlying notional amount $500,000)	2,881,486
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.50 and receiving variance of the S&P 500 Index under the target volatility of 33.50, expiring 12/18/15 (Underlying notional amount $250,000)	1,488,326
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.50 and receiving variance of the S&P 500 Index under the target volatility of 33.50, expiring 12/18/15 (Underlying notional amount $250,000)	1,497,624

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $250,000)	$1,576,586
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.25 and receiving variance of the S&P 500 Index under the target volatility of 34.25, expiring 12/18/15 (Underlying notional amount $250,000)	1,625,596
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.50 and receiving variance of the S&P 500 Index under the target volatility of 34.50, expiring 12/18/15 (Underlying notional amount $250,000)	1,704,240
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 35.50 and receiving variance of the S&P 500 Index under the target volatility of 35.50, expiring 12/18/15 (Underlying notional amount $100,000)	751,865
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.35 and receiving variance of the S&P 500 Index under the target volatility of 36.35, expiring 12/20/19 (Underlying notional amount $500,000)	2,619,692
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.5 and receiving variance of the S&P 500 Index under the target volatility of 36.5, expiring 12/21/12 (Underlying notional amount $300,000)	2,757,106
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 37.00 and receiving variance of the S&P 500 Index under the target volatility of 37.00, expiring 12/20/19 (Underlying notional amount $250,000)	1,408,801

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5 and receiving variance of the S&P 500 Index under the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount $100,000)	$1,243,262
Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)	(3,348,376)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.70 and receiving variance of the S&P 500 Index under the target volatility of 23.70, expiring 12/16/11 (Underlying notional amount $250,000)	254,496
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.70 and receiving variance of the S&P 500 Index under the target volatility of 23.70, expiring 12/16/11 (Underlying notional amount $250,000)	243,136
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.40 and receiving variance of the S&P 500 Index under the target volatility of 24.40, expiring 12/16/11 (Underlying notional amount $250,000)	457,550
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.50 and receiving variance of the S&P 500 Index under the target volatility of 24.50, expiring 12/16/11 (Underlying notional amount $250,000)	469,923
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.70 and receiving variance of the S&P 500 Index under the target volatility of 24.70, expiring 12/16/11 (Underlying notional amount $250,000)	515,735

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/16/11 (Underlying notional amount $250,000)	$623,847
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/16/11 (Underlying notional amount $500,000)	1,227,212
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.175 and receiving variance of the S&P 500 Index under the target volatility of 25.175, expiring 12/16/11 (Underlying notional amount $250,000)	652,781
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.90 and receiving variance of the S&P 500 Index under the target volatility of 31.90, expiring 12/20/19 (Underlying notional amount $250,000)	474,994
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.50 and receiving variance of the S&P 500 Index under the target volatility of 32.50, expiring 12/18/15 (Underlying notional amount $250,000)	1,227,064
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	1,350,042

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.25 and receiving variance of the S&P 500 Index under the target volatility of 33.25, expiring 12/20/19 (Underlying notional amount $200,000)	$577,256

$60,381,990

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	0.5%
Banks	0.8%
Collateralized Mortgage Obligations	12.2%
Commercial Mortgage-Backed Securities	0.6%
Consumer Discretionary	11.9%
Consumer Staples	2.4%
Diversified Financials	2.0%
Energy	7.0%
Government Bonds	10.7%
Health Care	4.7%
Industrials	7.5%
Information Technology	8.9%
Insurance	0.2%
Materials	2.6%
Municipal Bonds	0.2%
Real Estate	1.4%
Telecommunication Services	5.6%
U.S. Government and Agency Securities	9.1%
Utilities	1.7%
Other*	10.0%

Total	100.0%

*

Includes cash and equivalents, exchange traded funds, options written, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	January 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 43.5%

AUSTRALIA — 2.7%
Industrials — 2.7%
15,000,000	Boart Longyear Group	$65,025,018

BRAZIL — 2.4%
Materials — 2.4%
1,650,000	Vale SA - ADR	57,469,500

CANADA — 2.2%
Materials — 2.2%
2,000,000	Harry Winston Diamond Corp.(b)(c)	21,630,798
3,000,000	Harry Winston Diamond Corp.(c)	32,370,000

		54,000,798

CHINA — 2.6%
Real Estate — 0.7%
100,000,000	Renhe Commercial Holdings Co. Ltd.	16,673,828

Utilities — 1.9%
15,419,500	ENN Energy Holdings Ltd.	45,882,834

		62,556,662

GREECE — 0.8%
Energy — 0.6%
2,181,641	StealthGas, Inc.(c)	15,118,772

Industrials — 0.2%
12,365	Diana Containerships, Inc.(c)	154,563
380,000	Diana Shipping, Inc.(c)	4,411,800

		4,566,363

HONG KONG — 3.2%
Materials — 3.2%
3,600,000	Sino-Forest Corp.(c)	78,302,292

THAILAND — 2.9%
Energy — 2.9%
3,000,000	Banpu Public Co. Ltd. - NVDR	70,885,257

UNITED STATES — 26.7%
Energy — 6.6%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)	0
1,200,000	Peabody Energy Corp.	76,104,000
4,200,000	PetroHawk Energy Corp.(c)	84,210,000
100,352	Vertex Energy, Inc.(c)	50,176

		160,364,176

Industrials — 2.3%
2,179,381	Arkansas Best Corp.	55,683,184

Materials — 17.8%
480,000	CF Industries Holdings, Inc.	64,819,200
850,000	Freeport-McMoRan Copper & Gold, Inc.	92,437,500
1,416,000	Monsanto Co.	103,906,080
1,300,000	Nucor Corp.	59,683,000

Shares		Value

UNITED STATES (continued)
Materials (continued)
6,000,000	Steel Dynamics, Inc.	$109,200,000

		430,045,780

		646,093,140

Total Common Stocks (Cost $1,034,278,018)		1,054,017,802

PREFERRED STOCKS — 0.0%

Energy — 0.0%
440,651	Vertex Energy, Inc., Series A, Cnv.(c)(d)	0

Total Preferred Stocks (Cost $3,665,284)		0

RIGHTS/WARRANTS — 0.0%

Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(c)(d)	1
45,000	Vertex Energy, Inc., Warrants, Expires 05/30/11(c)(d)	0

Total Rights/Warrants (Cost $1)		1

Number of Coins

COLLECTIBLE COINS — 2.2%

UNITED STATES — 2.2%
708	Various Collectible Coins and Sets of Coins	52,565,079

Total Collectible Coins (Cost $53,659,296)		52,565,079

Fine Troy Ounces

COMMODITIES — 5.7%

UNITED STATES — 5.7%
60,175	Gold Bullion	80,169,327
31,936	Platinum	57,293,108

Total Commodities (Cost $101,702,619)		137,462,435

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Contracts		Value

CALL OPTIONS PURCHASED — 1.8%

Commodities — 1.8%
5,000	Chicago Board of Trade Corn Futures, Strike $1,000.00, Expiring 06/24/11	$1,562,500
5,000	Chicago Board of Trade Corn Futures, Strike $750.00, Expiring 06/24/11	9,625,000
2,000	Chicago Board of Trade Soybean Futures, Strike $1,800.00, Expiring 10/21/11	3,400,000
600	London Metal Exchange Copper Futures, Strike $12,000.00, Expiring 07/06/11	2,191,650
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 03/25/13	926,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 04/25/13	919,200
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	914,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13	975,600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13	1,075,200
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13	1,269,600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	1,527,600
3,000	NYB-ICE Sugar #11 Futures, Strike $33.00, Expiring 04/15/11	8,736,000
7,900	NYB-ICE Sugar #11 Futures, Strike $35.00, Expiring 02/15/11	10,440,640

		43,563,790

Total Call Options Purchased (Cost $51,568,341)		43,563,790

PUT OPTIONS PURCHASED — 0.0%

Commodities — 0.0%
7,900	NYB-ICE Sugar #11 Futures, Strike $25.00, Expiring 02/15/11	88,480

Total Put Options Purchased (Cost $9,198,784)		88,480

Principal Amount		Value

ASSET-BACKED SECURITIES — 2.1%

UNITED STATES — 2.1%
$9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 1.76%, 03/15/28(e)	$9,272,813
19,850,000	SLM Student Loan Trust, Series 2002-7, Class A11, 1.76%, 03/15/28(e)	19,477,812
2,650,000	SLM Student Loan Trust, Series 2002-7, Class A6, 1.76%, 03/15/28(e)	2,600,313
7,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 1.76%, 03/15/28(e)	7,800,937
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 1.76%, 03/15/28(e)	11,431,563
1,400,000	SLM Student Loan Trust, Series 2002-7, Class A9, 1.77%, 03/15/28(e)	1,373,750

Total Asset-Backed Securities (Cost $50,607,316)		51,957,188

GOVERNMENT BONDS — 2.7%

AUSTRALIA — 2.7%
40,000,000(f)	Australia Government Bond, 4.00%, 08/20/20	64,730,836

Total Government Bonds (Cost $64,944,465)		64,730,836

U.S. GOVERNMENT AGENCIES — 20.0%
Federal Home Loan Bank — 20.0%
435,000,000	0.10%, 02/01/11(g)	435,000,000
50,000,000	0.14%, 02/07/11(g)	49,998,833

Total U.S. Government Agencies (Cost $484,998,833)		484,998,833

U.S. GOVERNMENT SECURITIES — 19.7%

U.S. Treasury Bills — 8.6%
58,000,000	0.13%, 02/03/11(g)	57,999,581
100,000,000	0.13%, 02/10/11(g)	99,996,850
50,000,000	0.14%, 02/10/11(g)	49,998,238

		207,994,669

U.S. Treasury Notes — 11.1%
71,000,000	1.63%, 01/15/18(h)	80,073,791
101,875,000	2.13%, 01/15/19(h)	115,573,640
72,200,000	1.25%, 07/15/20(h)	74,315,682

		269,963,113

Total U.S. Government Securities (Cost $462,774,637)		477,957,782

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Shares		Value

CASH SWEEP — 0.3%
6,718,526	Citibank - US Dollars on Deposit in Custody Account, 0.05%(i)	$6,718,526

Total Cash Sweep (Cost $6,718,526)		6,718,526

TOTAL INVESTMENTS — 98.0% (Cost $2,324,116,120)(a)		2,374,060,752

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		49,355,665

NET ASSETS — 100.0%		$2,423,416,417

Contracts		Value

PUT OPTIONS WRITTEN — (0.6)%

Commodities — (0.6)%
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 03/25/13	(465,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 04/25/13	(454,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 05/28/13	(440,800)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 06/25/13	(431,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 07/26/13	(440,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 08/27/13	(492,600)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 09/25/13	(536,800)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 03/25/13	(1,522,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 04/25/13	(1,496,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 05/28/13	(1,462,400)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 06/25/13	(1,435,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 07/26/13	(1,446,400)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 08/27/13	(1,570,000)

Contracts		Value

Commodities (continued)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 09/25/13	$(1,659,600)

		(13,852,800)

Total Put Options Written (Premiums received $(11,837,000))		(13,852,800)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Depreciation

500	COMEX Division Gold, April 2011	$(142,000)
3,615	Chicago Board of Trade Corn, July 2011	(2,999,713)

	Net unrealized depreciation	$(3,141,713)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation

40	Intercontinental Exchange Newcastle Coal, January 2011	$1,034,500
40	Intercontinental Exchange Richards Bay Coal, January 2011	912,750
40	Intercontinental Exchange Newcastle Coal, February 2011	996,500
40	Intercontinental Exchange Richards Bay Coal, February 2011	862,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, February 2011	17,400
615	London Metal Exchange Copper, March 2011	13,010,899
40	Intercontinental Exchange Newcastle Coal, March 2011	956,500
40	Intercontinental Exchange Richards Bay Coal, March 2011	838,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, March 2011	135,600
40	Intercontinental Exchange Newcastle Coal, April 2011	958,500
40	Intercontinental Exchange Richards Bay Coal, April 2011	840,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, April 2011	352,800
814	New York Mercantile Exchange Platinum, April 2011	4,048,640
6,724	Chicago Board of Trade Corn, May 2011	4,639,900

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

FUTURES CONTRACTS:
LONG POSITIONS (Continued)

Contracts		Unrealized Appreciation

3,000	Chicago Board of Trade Soybean, May 2011	$13,514,850
40	Intercontinental Exchange Newcastle Coal, May 2011	930,500
40	Intercontinental Exchange Richards Bay Coal, May 2011	840,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, May 2011	352,800
40	Intercontinental Exchange Newcastle Coal, June 2011	892,500
40	Intercontinental Exchange Richards Bay Coal, June 2011	824,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, June 2011	352,800
391	Chicago Board of Trade Corn, July 2011	2,199,375
650	Chicago Board of Trade Soybean, July 2011	6,487,613
40	Intercontinental Exchange Newcastle Coal, July 2011	826,500
40	Intercontinental Exchange Richards Bay Coal, July 2011	748,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, July 2011	474,000
40	Intercontinental Exchange Newcastle Coal, August 2011	826,500
40	Intercontinental Exchange Richards Bay Coal, August 2011	748,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, August 2011	474,000
40	Intercontinental Exchange Newcastle Coal, September 2011	826,500
40	Intercontinental Exchange Richards Bay Coal, September 2011	748,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, September 2011	474,000
40	Intercontinental Exchange Newcastle Coal, October 2011	756,500
40	Intercontinental Exchange Richards Bay Coal, October 2011	708,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, October 2011	577,800
1,400	Chicago Board of Trade Soybean, November 2011	11,519,410

FUTURES CONTRACTS: LONG POSITIONS (Concluded)

Contracts		Unrealized Appreciation

40	Intercontinental Exchange Newcastle Coal, November 2011	$756,500
40	Intercontinental Exchange Richards Bay Coal, November 2011	708,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, November 2011	577,800
40	Intercontinental Exchange Newcastle Coal, December 2011	756,500
40	Intercontinental Exchange Richards Bay Coal, December 2011	708,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, December 2011	577,800
1,200	London Metal Exchange Lead, December 2011	4,643,863
5,300	Chicago Board of Trade Corn, December 2011	23,832,011

	Net unrealized appreciation	$108,274,361

At January 31, 2011, the Real Return Fund held investments in restricted and illiquid securities amounting to $52,565,079 or 2.2% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/11 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.(c)	03/15/07	$—
0	Rancher Energy Corp., Warrants(c)	03/20/07	—
3,665,284	Vertex Energy Inc., Series A(c)	05/16/06	—
0	Vertex Energy Inc., Warrants(c)	11/30/09	—

01/31/11 Average Value Per Unit

53,659,296	Collectible Coins	12/14/06	$74,244.46

(a)	Cost for federal income tax purposes is $2,324,116,120 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$159,117,387
Unrealized depreciation	(109,172,755)

Net unrealized appreciation	$49,944,632

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

qualified institutional buyers. The aggregate value of the security is $21,630,798, which is 0.89% of net assets
(c)	Non-income producing security.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $23,192,298 and the aggregate value is zero.
(e)	Variable rate security. Rate shown is the rate as of January 31, 2011.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	The rate represents the annualized yield at time of purchase.
(h)	Inflation protected security. Principal amount reflects original security face amount.
(i)	The rate shown is the current yield as of January 31, 2011.

ADR — American Depositary Receipt
Cnv. — Convertible
ICE — Intercontinental Exchange
NYB — New York Board of Trade
NVDR — Non-Vorting Depositary Receipt

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/11 (Underlying notional amount $2,551,215)	$(1,579,981)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/11 (Underlying notional amount $2,551,215)	(1,228,735)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/11 (Underlying notional amount $2,551,215)	(952,021)

Unrealized Depreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/11 (Underlying notional amount $2,551,215)	$(951,647)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/11 (Underlying notional amount $2,551,215)	(951,159)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 02/28/11 (Underlying notional amount $1,015,500)	(260,168)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 03/31/11 (Underlying notional amount $1,015,500)	(202,168)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 04/30/11 (Underlying notional amount $1,015,500)	(93,651)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 05/31/11 (Underlying notional amount $1,015,500)	(93,614)

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Unrealized Depreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 06/30/11 (Underlying notional amount $1,015,500)	$(93,566)

$(6,406,710)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/11 (Underlying notional amount $699,750)	$376,011
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/11 (Underlying notional amount $699,750)	258,942
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/11 (Underlying notional amount $699,750)	166,817
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/11 (Underlying notional amount $699,750)	166,778

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/11 (Underlying notional amount $699,750)	$166,727
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 02/28/11 (Underlying notional amount $3,759,390)	1,493,253
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 03/31/11 (Underlying notional amount $3,759,390)	1,319,068
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 04/30/11 (Underlying notional amount $3,759,390)	993,315
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 05/31/11 (Underlying notional amount $3,759,390)	992,925
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 06/30/11 (Underlying notional amount $3,759,390)	992,416

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade Wheat Index (“CBOT”) receiving a fixed amount per bushel and paying the closing settlement price of CBOT December 2011 Wheat Futures contracts on the termination date, expiring 11/28/11 (Underlying notional amount $115,822,996)	$(40,365,055)

$(33,438,803)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	2.1%
Collectible Coins	2.2%
Commodities	5.7%
Energy	10.1%
Government Bonds	2.7%
Industrials	5.2%
Materials	25.6%
Real Estate	0.7%
U.S. Government and Agency Securities	39.7%
Utilities	1.9%
Other*	4.1%

Total	100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2011
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 37.2%

Banks — 11.0%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,943,906
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	2,997,207
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	582,792
1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	1,027,954
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,007,272
1,600,000	Citigroup, Inc., 4.59%, 12/15/15	1,670,757
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,162,160
2,340,000	Credit Suisse New York, 3.50%, 03/23/15	2,398,327
1,090,000	Deutsche Bank AG, 3.45%, 03/30/15	1,117,817
995,000	European Investment Bank, 1.25%, 02/14/14	994,556
2,000,000	GMAC, Inc., 1.75%, 10/30/12	2,038,424
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,117,336
7,000,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,272,104
1,200,000	JPMorgan Chase & Co., 3.40%, 06/24/15	1,226,345
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,146,520
3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	3,122,589

		45,826,066

Consumer Discretionary — 0.6%
1,000,000	Cornell University, 4.35%, 02/01/14	1,079,790
200,000	Dartmouth College, 4.75%, 06/01/19	215,370
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,098,672

		2,393,832

Consumer Staples — 2.0%
1,000,000	Coca-Cola Co. (The), 1.50%, 11/15/15	963,507
1,720,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	1,816,495
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,591,375

Principal Amount		Value

Consumer Staples (continued)
$970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	$1,040,681
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	607,716
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,402,027

		8,421,801

Diversified Financials — 10.3%
40,000	American Express Credit Corp., 5.13%, 08/25/14	43,331
2,955,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	3,338,701
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	993,358
2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	2,034,572
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	43,533
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,794,110
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,507,002
2,155,000	Eksportfinans A/S, 2.00%, 09/15/15	2,111,501
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	513,091
3,000,000	FIH Erhvervsbank A/S, 2.45%, 08/17/12(b)	3,069,507
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	1,976,414
950,000	General Electric Capital Corp, 3.50%, 06/29/15	971,897
1,000,000	General Electric Capital Corp., 2.25%, 03/12/12	1,019,955
1,250,000	General Electric Capital Corp., 2.80%, 01/08/13	1,282,747
425,000	General Electric Capital Corp., 1.88%, 09/16/13	426,184
3,060,000	General Electric Capital Corp., 2.10%, 01/07/14	3,059,975
4,543,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,845,736
990,000	General Electric Capital Corp., Series A, 3.75%, 11/14/14	1,033,219
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,002,280
1,000,000	Morgan Stanley, 4.20%, 11/20/14	1,038,238
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,615,528

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Diversified Financials (continued)
$3,150,000	Sallie Mae, Inc., 7.30%, 08/01/12	$3,480,759
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,036,765
1,725,000	Toyota Motor Credit Corp., 2.80%, 01/11/16	1,749,286

		42,987,689

Energy — 1.7%
500,000	Marathon Oil Corp., 6.50%, 02/15/14	574,502
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,837,244
4,225,000	Shell International Finance BV, 4.00%, 03/21/14	4,535,630
40,000	Shell International Finance BV, 3.10%, 06/28/15	41,273

		6,988,649

Health Care — 4.9%
1,465,000	Amgen, Inc., Cnv, 0.13%, 02/01/11	1,465,000
350,000	Celgene Corp., 2.45%, 10/15/15	341,461
570,000	Express Scripts, Inc., 6.25%, 06/15/14	639,552
500,000	McKesson Corp., 6.50%, 02/15/14	565,896
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	496,558
1,435,000	Novartis Capital Corp., 4.13%, 02/10/14	1,541,606
2,475,000	Pfizer, Inc., 5.35%, 03/15/15	2,784,330
7,000,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	7,667,555
2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	2,032,974
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	521,523
2,000,000	Wyeth, 5.50%, 02/01/14	2,223,344

		20,279,799

Industrials — 0.7%
1,200,000	Nomura Holdings, Inc., 5.00%, 03/04/15	1,249,144
1,700,000	Tyco International Finance SA, 3.38%, 10/15/15	1,749,907
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	85,991

		3,085,042

Principal Amount		Value

Information Technology — 0.2%
$930,000	International Business Machines Corp., 2.10%, 05/06/13	$952,724

Insurance — 2.9%
500,000	Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	532,515
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,528,262
3,705,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	3,831,696
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	6,229,670

		12,122,143

Materials — 1.9%
630,000	Airgas, Inc., 2.85%, 10/01/13	640,027
630,000	Airgas, Inc., 4.50%, 09/15/14	663,294
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,517,015
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,386,730
2,660,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,548,275
1,000,000	International Paper Co., 9.38%, 05/15/19	1,291,260

		8,046,601

Utilities — 1.0%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,726,087
2,475,000	FPL Group Capital, Inc., 2.60%, 09/01/15	2,432,395

		4,158,482

Total Corporate Bonds (Cost $149,282,672)		155,262,828

MUNICIPAL BONDS — 4.4%

Connecticut — 0.3%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,027,580

District Of Columbia — 0.3%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,029,770

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Georgia — 0.7%
$3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	$2,975,174

Maine — 0.2%
350,000	State of Maine General Purpose GO, 3.94%, 05/15/11	352,873
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	490,157

		843,030

Michigan — 0.3%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,066,891

Minnesota — 0.2%
605,000	Duluth Independent School District No. 709 Build America COP 4.00%, 02/01/16	621,220

New York — 1.4%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,496,463
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,848,211
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	536,085
1,035,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,115,865

		5,996,624

North Carolina — 0.0%
100,000	County of Forsyth Property Improvement GO, Series B, OID 4.25%, 03/01/13	107,180

Ohio — 0.9%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,130,588

Principal Amount		Value

Ohio (continued)
$755,000	Ohio State Taxable Advanced Energy Revenue Bonds 4.45%, 04/01/16	$749,224
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (NATL-RE) 5.25%, 05/01/11	1,010,880

		3,890,692

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	506,645

Pennsylvania — 0.0%
175,000	Owen J Roberts School District Refunding GO (AGM, State Aid Withholding) 5.50%, 08/15/19	187,929

Total Municipal Bonds (Cost $18,203,823)		18,252,735

U.S. GOVERNMENT AGENCIES — 31.0%

Fannie Mae — 1.2%
550,000	5.00%, 08/02/12	586,915
3,750,000	5.00%, 03/02/15	4,212,615
200,000	1.63%, 10/26/15	194,633
6,814	7.50%, 08/01/25	7,795

		5,001,958

Federal Farm Credit Bank — 2.5%
1,500,000	2.00%, 01/17/12	1,523,795
1,490,000	2.13%, 06/18/12	1,523,126
400,000	4.50%, 10/17/12	426,561
1,000,000	1.88%, 12/07/12	1,022,762
500,000	1.75%, 02/21/13	509,543
5,135,000	2.63%, 04/17/14	5,350,013
105,000	3.00%, 09/22/14	110,209
90,000	4.88%, 12/16/15	101,107

		10,567,116

Federal Home Loan Bank — 16.4%
50,000	5.38%, 06/10/11	50,926
75,000	5.75%, 08/15/11	77,161
300,000	3.75%, 09/09/11	306,252
50,000	4.25%, 11/15/11	51,545
135,000	4.88%, 11/15/11	139,824
15,000	5.63%, 11/15/11	15,625
975,000	4.75%, 12/09/11	1,010,819
2,700,000	5.00%, 03/09/12	2,837,381
4,595,000	1.38%, 06/08/12	4,651,454
5,030,000	3.63%, 06/08/12	5,246,325

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Federal Home Loan Bank (continued)
$1,075,000	4.38%, 06/08/12	$1,125,659
455,000	4.88%, 06/08/12	482,039
1,400,000	5.38%, 06/08/12	1,492,625
335,000	4.63%, 08/15/12	356,046
990,000	4.50%, 09/14/12	1,051,896
660,000	5.00%, 09/14/12	706,240
145,000	4.88%, 12/14/12	156,269
1,074,575	5.27%, 12/28/12	1,136,253
50,000	3.50%, 03/08/13	52,915
2,900,000	3.88%, 03/08/13	3,091,722
955,000	5.00%, 03/08/13	1,040,521
2,000,000	3.75%, 06/14/13	2,133,244
500,000	4.25%, 06/14/13	539,894
1,500,000	1.88%, 06/21/13	1,536,585
500,000	4.38%, 09/13/13	543,896
2,690,000	5.25%, 09/13/13	2,986,828
210,000	5.50%, 12/11/13	236,012
8,195,000	3.13%, 12/13/13	8,646,897
500,000	4.00%, 12/13/13	540,902
2,065,000	4.88%, 12/13/13	2,282,924
800,000	4.88%, 06/13/14	890,010
7,825,000	5.38%, 06/13/14	8,844,566
2,325,000	3.25%, 09/12/14	2,456,393
870,000	5.25%, 09/12/14	980,962
5,220,000	4.75%, 11/14/14	5,812,799
800,000	2.75%, 12/12/14	831,508
1,815,000	4.75%, 12/12/14	2,015,931
200,000	4.50%, 02/18/15	220,465
140,000	3.50%, 03/13/15	149,213
1,000,000	2.88%, 06/12/15	1,037,658
500,000	4.88%, 06/12/15	558,667
50,000	5.00%, 12/11/15	56,607
150,000	5.00%, 12/21/15	170,430

		68,551,888

Freddie Mac — 0.3%
355,000	5.00%, 08/15/12	378,715
400,000	5.00%, 11/13/14	448,959
300,000	2.88%, 02/09/15	313,254

		1,140,928

Ginnie Mae — 0.0%
64,557	8.50%, 10/15/17	72,850
436	9.00%, 02/15/20	507

		73,357

Overseas Private Investment Corp. — 3.0%
1,000,000	4.59%, 12/09/16(c)	1,153,370

Principal Amount		Value

Overseas Private Investment Corp. (continued)
$10,272,735	5.14%, 12/15/23	$11,270,320

		12,423,690

Private Export Funding Corp. — 6.4%
300,000	6.07%, 04/30/11	304,342
400,000	5.66%, 09/15/11(b)	412,358
425,000	4.90%, 12/15/11	441,884
510,000	5.69%, 05/15/12	544,326
12,760,000	3.55%, 04/15/13	13,519,705
1,800,000	4.97%, 08/15/13	1,982,268
4,260,000	3.05%, 10/15/14	4,474,913
1,000,000	4.95%, 11/15/15	1,122,833
3,000,000	5.00%, 12/15/16	3,371,595
500,000	2.25%, 12/15/17	468,199

		26,642,423

Small Business Administration — 0.8%
1,258,667	4.73%, 02/01/19	1,307,203
1,986,727	4.11%, 03/10/20	2,094,965

		3,402,168

Tennessee Valley Authority — 0.4%
632,000	6.79%, 05/23/12	684,268
110,000	4.75%, 08/01/13	120,237
725,000	6.25%, 12/15/17	864,008

		1,668,513

Total U.S. Government Agencies (Cost $124,019,798)		129,472,041

U.S. GOVERNMENT SECURITIES — 26.3%

U.S. Treasury Notes — 26.3%
5,436,000	2.13%, 11/30/14	5,591,648
75,000	2.63%, 02/29/16	77,320
62,810,000	2.38%, 03/31/16	63,879,717
19,290,000	3.13%, 10/31/16	20,180,658
17,626,000	4.63%, 11/15/16	19,893,973

Total U.S. Government Securities (Cost $107,147,511)		109,623,316

GOVERNMENT BONDS — 0.5%

CANADA — 0.0%
180,000	Province of Ontario Canada, 2.70%, 06/16/15	183,313

DENMARK — 0.2%
1,000,000	Kingdom of Denmark, 2.25%, 05/14/12	1,022,316

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

EGYPT — 0.3%
$1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	$1,100,550

Total Government Bonds (Cost $2,243,016)		2,306,179

Shares

INVESTMENT COMPANY — 0.3%

1,161,000	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	1,161,000

Total Investment Company (Cost $1,161,000)		1,161,000

TOTAL INVESTMENTS — 99.7% (Cost $402,057,820)(a)		416,078,099

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,093,618

NET ASSETS — 100.0%		$417,171,717

(a)	Cost for federal income tax purposes is $402,057,820 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$14,986,023
Unrealized depreciation	(965,744)

Net unrealized appreciation	$14,020,279

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $49,999,051 which is 12.0% of net assets.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.
(d)	The rate shown represents current yield at January 31, 2011.

AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government & Agency Securities	57.3%
Corporate Bonds	37.2
Municipal Bonds	4.4
Foreign Government Bonds	0.5
Other*	0.6

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2011
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 95.2%

Alabama — 0.1%
$1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	$1,142,680

Arizona — 1.8%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	375,469
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	887,120
200,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A 5.00%, 07/01/26	205,346
2,360,000	Arizona State University College & University Revenue Bonds, Series C 5.00%, 07/01/17	2,623,187
4,000,000	Arizona Transportation Board Highway Improvement Revenue Bonds, Series A 5.00%, 07/01/17	4,523,080
2,000,000	City of Tempe Water Utility Improvement GO, Series A 4.50%, 07/01/24	2,049,180
200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	223,542
2,500,000	Maricopa County Public Finance Corp. Public Improvement Revenue Bonds, Series A (AMBAC) 5.00%, 07/01/23	2,567,800
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	265,650

		13,720,374

California — 6.7%
4,000,000	City of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	4,479,800
675,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 4.00%, 02/01/12	697,653
5,900,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 5.00%, 02/01/20	6,439,437

Principal Amount		Value

California (continued)
$250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID 5.63%, 06/01/13(b)	$275,133
5,000,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, (XLCA-ICR) 5.50%, 06/01/13(b)	5,488,350
450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID 6.75%, 06/01/13(b)	506,821
360,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	395,161
300,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	329,301
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	3,796,829
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)(c)	331,300
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)	238,971
10,000,000	Los Angeles Department of Water & Power Refunding Revenue Bonds, Sub-Series B5 0.22%, 07/01/34(d)	10,000,000
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (AGM) 5.00%, 07/01/16	189,921

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

California (continued)
$1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	$1,089,296
150,000	Placer County Water Agency Refunding COP, OID, (NATL-RE) 4.50%, 07/01/16	152,879
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	291,451
12,000,000	State of California Refunding GO, Series A, (State GTY) 5.00%, 07/01/22	12,273,240
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G 4.00%, 05/15/14	2,268,697
500,000	University of California Revenue Bonds, Series D, (NATL-RE, FGIC) 5.00%, 05/15/28	499,960
200,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/19	220,644

		49,964,844

Colorado — 0.2%
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE) 4.50%, 06/01/21	1,864,044

Connecticut — 3.9%
285,000	Connecticut Housing Finance Authority Revenue Bonds, Housing Mortgage Financing Program, Sub-Series F-2, (GO of Authority) 6.00%, 11/15/38	285,547
10,000,000	Connecticut State Health & Educational Facility Authority College & University Improvement Revenue Bonds, Series T2 0.22%, 07/01/29(d)	10,000,000
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4 2.50%, 07/01/49(d)	4,825,349
170,000	State of Connecticut GO, Series C, 4.50%, 11/01/12	181,118

Principal Amount		Value

Connecticut (continued)
$4,490,000	State of Connecticut Refunding Special Tax Bonds 2.00%, 11/01/12	$4,582,359
8,290,000	State of Connecticut Refunding Special Tax Bonds 2.00%, 11/01/13	8,457,126
400,000	Town of Fairfield Refunding GO 5.00%, 07/01/19	461,644

		28,793,143

Delaware — 0.1%
500,000	Delaware Transportation Authority Cash Flow Management Revenue Bonds 5.00%, 09/01/12	534,165

Florida — 7.0%
170,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	173,427
3,000,000	Florida State Board of Education Capital Outlay GO, Series E 4.60%, 06/01/23	3,079,140
10,000,000	Florida State Board of Education Capital Outlay Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/17	11,091,500
6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D 5.00%, 07/01/14	6,542,880
1,150,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/13	1,245,519
805,000	Florida State Board of Education Public Education GO, Series E, OID, (AGM) 5.00%, 06/01/26(b)	825,286
8,575,000	Florida State Board of Education Revenue Bonds, Series A, OID 5.50%, 07/01/27	8,973,909
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/13	273,860
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/16	1,165,398
10,000,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1 0.26%, 10/01/36(d)	10,000,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Florida (continued)
$2,400,000	Miami-Dade County Airport Revenue Bonds, Series A-1, OID 5.38%, 10/01/35	$2,269,872
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	496,809
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,175,540
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM) 5.25%, 10/01/16	2,058,696
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	528,950
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	946,260

		51,847,046

Georgia — 3.2%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding) 4.00%, 10/01/15	10,843,900
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,402,825
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.00%, 01/01/15	580,829
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.25%, 01/01/17	449,100
1,500,000	State of Georgia GO, Series B, 5.00%, 01/01/18	1,735,590
8,245,000	State of Georgia Public Improvement GO, Series A1 5.00%, 07/01/12	8,759,983

		23,772,227

Hawaii — 0.1%
500,000	State of Hawaii Refunding GO, Series DY 5.00%, 02/01/18	569,775

Principal Amount		Value

Illinois — 2.3%
$500,000	Chicago Board of Education Dedicated GO, Series B, (AGM) 5.00%, 12/01/18	$524,675
4,260,000	Chicago Metropolitan Water Reclamation District of Greater Chicago Refunding GO, 5.00%, 12/01/26	4,375,872
1,000,000	Chicago Park District Refunding GO, Series B 4.00%, 01/01/22	960,530
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC) 5.00%, 01/01/23	3,659,687
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC) 5.00%, 06/01/21	902,646
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	1,030,240
3,500,000	State of Illinois Public Improvement Revenue Bonds 5.00%, 06/15/18	3,746,610
2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE) 4.30%, 03/01/21	1,819,602

		17,019,862

Indiana — 3.1%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/16	642,831
1,390,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/15/25	1,412,754
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,154,843
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	704,853

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Indiana (continued)
$650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding) 5.00%, 07/15/18	$704,489
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/10/14	319,063
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding) 5.00%, 07/15/16	550,187
510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	549,964
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (AGM, State Aid Withholding) 5.13%, 07/15/12(b)	469,867
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/22	1,123,832
1,505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE) 5.00%, 07/15/23	1,536,831
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding) 5.38%, 07/15/16(b)	186,781
1,000,000	IPS Multi-School Building Corp. School Improvement Revenue Bonds, (NATL-RE) 5.00%, 01/15/13	1,067,800
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14(b)	713,958

Principal Amount		Value

Indiana (continued)
$160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 5.00%, 01/15/16(b)	$169,787
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/18	525,505
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/16	798,083
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/16	817,371
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/17	630,055
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1 5.00%, 07/01/14	2,899,414
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1 5.00%, 07/01/15	3,412,110
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC) 5.00%, 01/15/19	211,636
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/10/16	861,229
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds (State Aid Withholding) 5.75%, 07/15/26	1,060,400

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Indiana (continued)
$175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/15	$190,874

		22,714,517

Kansas — 0.1%
500,000	Kansas Development Finance Authority Revolving Funds Department of Health Refunding Revenue Bonds 5.00%, 03/01/12	523,650

Kentucky — 1.1%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC) 5.00%, 11/01/15	1,112,580
7,000,000	Louisville Jefferson County Metropolitan Government Resource Recovery Refunding Revenue Bonds 1.90%, 10/01/33(d)	7,003,990

		8,116,570

Louisiana — 0.3%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,164,780

Maine — 0.2%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	929,415
115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21(b)	132,544
285,000	Maine Health & Higher Educational Facilities Authority Un-Refunded Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	299,298

		1,361,257

Principal Amount		Value

Maryland — 1.5%
$10,000,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Revenue Bonds, Series A 0.23%, 07/01/36(d)	$10,000,000
1,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/17	1,158,100

		11,158,100

Massachusetts — 5.8%
4,900,000	Commonwealth of Massachusetts Public Improvement GO, Series B 4.00%, 06/01/12	5,119,324
9,350,000	Commonwealth of Massachusetts Refunding GO, Series C 0.25%, 01/01/21(d)	9,350,000
8,740,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 3.00%, 12/15/12	9,083,919
1,575,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 4.00%, 12/15/12	1,667,279
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 5.00%, 12/15/13	6,640,500
800,000	Massachusetts State Water Pollution Abatement Revenue Bonds 4.00%, 08/01/12	839,056
10,005,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority) 0.28%, 08/01/37(d)	10,005,000

		42,705,078

Michigan — 2.5%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/20	363,002

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Michigan (continued)
$250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13(b)	$254,717
150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/15	162,979
100,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	104,023
245,000	Portage Public Schools School Building & Site GO, (AGM) 5.00%, 05/01/14	254,940
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	767,921
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/21	278,616
5,715,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	6,032,468
10,000,000	University of Michigan Revenue Bonds 0.28%, 04/01/32(d)	10,000,000
400,000	Zeeland Public Schools Building & Site GO, (Q-SBLF) 5.00%, 05/01/20(b)	404,540

		18,623,206

Minnesota — 0.1%
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	513,468

Mississippi — 0.5%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds 5.00%, 08/01/18	1,976,393
1,000,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,133,020
890,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	960,764

		4,070,177

Principal Amount		Value

Missouri — 0.3%
$500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit) 5.00%, 03/01/18	$566,740
1,205,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,341,551

		1,908,291

Nevada — 1.6%
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	552,475
3,000,000	Clark County School District GO, Series C, (NATL-RE) 5.00%, 06/15/22	3,119,100
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC) 5.00%, 06/15/22	2,061,520
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,884,569
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/20	3,247,369

		11,865,033

New Hampshire — 0.8%
6,200,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds 0.27%, 06/01/32(d)	6,200,000

New Jersey — 8.5%
355,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/17	374,784
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding) 4.00%, 02/15/17	271,440
500,000	Harrison GO, (School Board Resolution Funding) 3.75%, 01/15/15	534,050

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC) 5.50%, 09/01/24	$5,139,650
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,608,825
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	522,070
24,340,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE 5.00%, 09/01/17(d)	26,349,024
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM) 5.00%, 09/01/14	1,086,460
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A 5.00%, 09/01/16(b)	17,398
1,185,000	New Jersey Environmental Infrastructure Trust Un-Refunded Revenue Bonds, Series A 5.00%, 09/01/16	1,362,951
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,601,053
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE) 5.50%, 12/15/15	1,536,783
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5 5.25%, 12/15/19	2,942,857
335,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/15	359,381

Principal Amount		Value

New Jersey (continued)
$440,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/16	$471,552
360,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/17	381,650
750,000	Rahway School District School Improvements GO, Series A (School Board Resolution Funding) 3.50%, 02/15/18	776,505
10,000,000	Tobacco Settlement Financing Corp. Miscellaneous Purpose Revenue Bonds, OID 6.25%, 06/01/13(b)	11,222,100
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 6.75%, 06/01/13(b)	391,127
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	121,602
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	1,284,732
535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	573,654

		62,929,648

New Mexico — 0.2%
1,200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Refunding Revenue Bonds, Series A1, 5.50%, 07/01/22	1,352,088

New York — 16.5%
1,900,000	City of New York Public Improvement GO, Series D 5.00%, 11/01/21	1,987,552
10,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank) 0.26%, 08/15/23(c)(d)	10,000,000
1,000,000	City of New York Refunding GO, Series E 3.00%, 08/01/12	1,033,220
3,650,000	City of New York Refunding GO, Series G, (NATL-RE) 5.00%, 08/01/18	3,963,316

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

New York (continued)
$500,000	Gates Chili Central School District Refunding GO, (State Aid Withholding) 2.50%, 06/15/11	$503,825
550,000	Gates Chili Central School District Refunding GO, (State Aid Withholding) 2.50%, 06/15/12	563,442
1,080,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D 3.00%, 11/15/12	1,114,182
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D 3.00%, 11/15/13	7,240,450
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.) 4.50%, 01/15/15	1,060,450
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.) 5.00%, 02/15/14	4,926,689
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,820,375
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3 4.00%, 11/01/13	5,086,368
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3 5.00%, 11/01/14	7,058,268
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C 5.00%, 11/01/17	2,075,561
2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2 4.00%, 11/01/12	2,116,380
1,900,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2 5.00%, 11/01/12	2,043,450
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series B 5.00%, 11/01/17	2,266,000

Principal Amount		Value

New York (continued)
$2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A 5.00%, 05/01/22	$2,362,668
3,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, (GO of Corp.) 4.50%, 04/01/20	3,253,380
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B, (GO of Corp.) 5.00%, 04/01/15	8,990,960
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6 5.00%, 04/01/17	800,618
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (NATL-RE) 5.00%, 11/15/15	1,136,660
4,000,000	New York State Dormitory Authority (Tax Revenue LOC) 5.00%, 03/15/17	4,537,120
450,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series B 5.00%, 07/01/21	497,250
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	2,184,400
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC) 5.00%, 02/15/16	599,346
1,970,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B 4.50%, 08/15/17	2,135,598
500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY) 5.00%, 02/15/19	542,640
2,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 08/15/18	2,774,350

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

New York (continued)
$1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	$1,573,177
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds 5.00%, 04/01/20	7,524,580
1,450,000	New York State Thruway Authority Highway Improvement Revenue Bonds 3.00%, 07/15/11	1,465,935
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	2,043,412
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	453,712
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B 5.00%, 04/01/21	5,337,050
2,210,000	New York State Thruway Authority Second General Highway and Bridge Trust Fund Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 04/01/18	2,406,867
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/21	5,426,400
820,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/23	865,084
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	890,006
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D 5.50%, 01/01/19	5,667,200
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	552,575

Principal Amount		Value

New York (continued)
$1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	$1,082,610
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM) 5.00%, 01/01/15	1,106,740

		122,069,866

North Carolina — 1.1%
300,000	Brunswick County GO, (NATL-RE, FGIC) 5.00%, 05/01/15(b)	309,438
1,655,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,739,868
4,230,000	Cabarrus County School Improvement COP 5.00%, 01/01/25	4,279,406
160,000	City of Charlotte Refunding Revenue Bonds 5.00%, 07/01/21	177,229
1,285,000	Dare County COP, (NATL-RE, FGIC) 5.00%, 06/01/17	1,391,244

		7,897,185

Ohio — 3.4%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,667,531
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE) 5.00%, 09/01/16	430,640
1,000,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	1,061,930
10,000,000	State of Ohio Infrastructure Improvements Refunding GO, Series B 0.25%, 08/01/17(d)	10,000,000
9,000,000	State of Ohio Highway Improvement Revenue Bonds, Series 3 4.00%, 12/15/12	9,510,030

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Ohio (continued)
$1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A 5.00%, 06/01/17	$1,917,480

		25,587,611

Oregon — 0.2%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A 5.00%, 05/01/17	1,500,590

Pennsylvania — 1.8%
1,585,000	Hempfield Area School District Refunding GO, Series B, (NATL-RE, FGIC, State Aid Withholding) 5.00%, 10/15/16	1,690,434
115,000	New Castle Area School District GO, OID, (NATL-RE, State Aid Withholding) 4.40%, 03/01/11	115,003
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE) 5.00%, 04/01/17	1,604,094
1,000,000	Pennsylvania Turnpike Commission Refunding Revenue Bonds, Series A, (AGM) 5.00%, 07/15/12	1,061,320
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding) 5.00%, 09/01/18	7,458,220
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(d)	1,096,020

		13,025,091

Puerto Rico — 0.0%
190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	199,299

Rhode Island — 0.3%
2,000,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue, Series A 0.23%, 05/01/35(d)	2,000,000

Principal Amount		Value

Texas — 14.9%
$1,255,000	Alamo Community College District GO, Series A, (NATL-RE) 5.50%, 08/15/15	$1,446,212
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/22	2,586,725
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,343,689
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13(b)	110,174
970,000	Bridgeport Independent School District Refunding GO, (PSF-GTD) 4.00%, 08/15/21	993,464
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18(b)	1,027,690
1,000,000	City of Abilene Refunding GO 2.00%, 02/15/12	1,010,770
1,030,000	City of Abilene Refunding GO 3.00%, 02/15/13	1,070,088
515,000	City of Denton Certificates of Obligation GO, (NATL-RE) 5.00%, 02/15/14	566,639
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE) 4.50%, 03/01/14	969,822
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.25%, 03/01/14	4,466,120
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.38%, 03/01/15	3,339,720
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20(b)	261,890
1,775,000	City of Lubbock Public Improvement GO 5.25%, 02/15/20	2,018,832
500,000	City of Richardson Refunding GO 4.00%, 02/15/12	518,225
1,280,000	City of Richardson Refunding GO, (NATL-RE) 5.25%, 02/15/20	1,379,546
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,801,525

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Texas (continued)
$190,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/15	$213,182
315,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/16	356,501
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	111,864
1,500,000	Dallas Independent School District Refunding GO, (PSF-GTD) 4.25%, 02/15/21	1,585,275
245,000	Deer Park Independent School District Limited Tax GO, (AGM) 5.00%, 02/15/17	276,615
245,000	El Paso County Refunding GO, (NATL-RE) 5.00%, 02/15/16	277,389
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,066,420
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM) 5.00%, 03/01/21	1,152,028
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD) 6.13%, 08/15/21	295,483
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE) 5.50%, 07/15/13	386,316
3,000,000	Garland Independent School District Refunding GO, Series A 5.00%, 02/15/19	3,432,360
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/17	759,731
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/19	1,062,140
730,000	Harris County Flood Control District Refunding GO, Series C, OID 5.00%, 10/01/23	785,706
1,000,000	Harris County Refunding GO, Series B 5.00%, 10/01/24	1,071,030

Principal Amount		Value

Texas (continued)
$1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	$1,146,390
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	406,620
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE) 4.50%, 08/15/19	514,795
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM) 5.25%, 04/15/21	3,237,183
10,000,000	Houston Higher Education Finance Corp. Rice University Project Refunding Revenue Bonds, Series A, (GO of University) 0.28%, 11/15/29(d)	10,000,000
500,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD) 5.45%, 02/15/16	552,145
560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	623,403
440,000	Midland College District GO, (NATL-RE, FGIC) 5.00%, 02/15/24	454,907
700,000	Northwest Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/18	754,817
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	323,100
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	590,851
410,000	Riesel Independent School District School Building GO, Series A, (PSF-GTD) 4.00%, 08/15/21	417,720
500,000	Rockwall Independent School District School Building GO, (PSF-GTD) 4.75%, 02/15/15	558,580
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	480,024

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	$1,080,144
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,657,485
4,140,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/18	4,538,144
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,036,903
10,000,000	State of Texas Veterans Housing Assistance Fund Refunding GO, Series I (VA-GTD) 0.25%, 12/01/16(d)	10,000,000
5,700,000	State of Texas Transportation GO, OID 4.65%, 04/01/25	5,812,290
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,006,551
8,500,000	Texas Public Finance Authority Unemployment Compensation Revenue Bonds, Series A 4.00%, 07/01/12	8,894,400
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,229,077
1,690,000	Texas State University Systems University and College Improvement Revenue Bonds 5.00%, 03/15/17	1,911,829
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,079,520
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,445,470
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,829,540
5,000,000	University of Texas System Refunding Revenue Bonds, Series B 0.20%, 08/01/34(d)	5,000,000

Principal Amount		Value

Texas (continued)
$1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	$1,235,018
500,000	Waco Independent School District School Building Refunding GO, (PSF-GTD) 4.25%, 08/15/16	553,945

		110,114,022

Utah — 0.3%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,172,065
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	139,606

		2,311,671

Virginia — 1.3%
4,340,000	Fairfax County Economic Development Authority Smithsonian Institution Revenue Bonds, Series B 0.27%, 12/01/33(d)	4,340,000
2,530,000	Virginia College Building Authority Educational Facilities Refunding Revenue Bonds, 21st Century College & Equipment Programs, Series C, 4.00%, 02/01/15	2,741,559
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B 5.00%, 08/01/21	1,385,775
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,397,326

		9,864,660

Washington — 3.1%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (NATL-RE) 5.00%, 06/01/17	111,812
500,000	City of Kent Public Improvement GO, Series A 5.50%, 12/01/21	558,135
300,000	City of Puyallup Refunding Revenue Bonds, Series 2009B, 4.50%, 11/01/19	311,499

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

Principal Amount		Value

Washington (continued)
$100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (NATL-RE, FGIC) 5.00%, 01/01/13	$106,686
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,246,223
520,000	King County School District No. 401 Highline Refunding GO, (School Board GTY) 5.00%, 12/01/20	583,809
1,550,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/19	1,627,531
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,656,075
200,000	Pierce County School District No. 320 Sumner Refunding GO, (NATL-RE, FGIC, School Board GTY) 5.00%, 12/01/16	222,204
1,760,000	Pierce County School District No. 343 Refunding GO (School Board GTY) 4.00%, 12/01/17	1,896,048
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,233,440
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	4,439,840
6,500,000	State of Washington Various Purpose Refunding GO, Series R-2011B 4.00%, 07/01/26	5,856,695
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,284,417

		23,134,414

West Virginia — 0.0%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE) 5.50%, 04/01/17	306,358

Principal Amount		Value

Wisconsin — 0.3%
$135,000	Cedarburg School District Refunding GO, Series B, (AGM) 5.00%, 03/01/11(b)(c)	$135,028
145,000	Cedarburg School District Refunding GO, Series B, (AGM) 5.00%, 03/01/11(b)(c)	145,019
150,000	Door County Corporate Purpose GO, Series A, OID, (FGIC) 5.25%, 09/01/20(b)	153,477
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC) 4.75%, 03/01/15	107,640
55,000	Osceola School District GO, OID, Series A, (NATL-RE, FGIC) 5.13%, 05/01/17(b)	56,950
465,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC) 5.13%, 05/01/17	472,301
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	814,130

		1,884,545

Total Municipal Bonds (Cost $699,444,673)		705,329,335

Shares

INVESTMENT COMPANY — 4.0%

29,676,800	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	29,676,800

Total Investment Company (Cost $29,676,800)		29,676,800

TOTAL INVESTMENTS — 99.2% (Cost $729,121,473)(a)		735,006,135

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		6,091,711

NET ASSETS — 100.0%		$741,097,846

(a)	Cost for federal income tax purposes is $729,121,473 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$10,441,187
Unrealized depreciation	(4,556,525)

Net unrealized appreciation	$5,884,662

(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2011
(Unaudited)

collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	Variable rate security. Rate shown is the rate as of January 31, 2011.
(e)	Rate shown represents current yield at January 31, 2011.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery
XLCA — XL Capital Insurance
VA-GTD — Veterans Administration Guaranteed

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.1%
Arizona	1.8
California	6.7
Colorado	0.2
Connecticut	3.9
Delaware	0.1
Florida	7.0
Georgia	3.2
Hawaii	0.1
Illinois	2.3
Indiana	3.1
Kansas	0.1
Kentucky	1.1
Louisiana	0.3
Maine	0.2
Maryland	1.5
Massachusetts	5.8
Michigan	2.5
Minnesota	0.1
Mississippi	0.5
Missouri	0.3
Nevada	1.6
New Hampshire	0.8
New Jersey	8.5
New Mexico	0.2
New York	16.5
North Carolina	1.1
Ohio	3.4
Oregon	0.2
Pennsylvania	1.8
Puerto Rico	0.0
Rhode Island	0.3
Texas	14.9
Utah	0.3
Virginia	1.3
Washington	3.1
West Virginia	0.0
Wisconsin	0.3
Other*	4.8

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments
January 31, 2011 (Unaudited)

1. Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2011, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appre- ciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2. Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of January 31, 2011, the Real Return Fund held $569,913,518 in the Subsidiary, representing 23.52% of the Real Return Fund’s net assets.

3. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation will be valued on the basis of appraised value as determined by an independent appraiser selected by the Adviser. Appraisals will be obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally will be obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments will be valued on the basis of industry-standard pricing information, including counterparty valuation quotations and generally available dealer quotations, subject to the review and confirmation by the Adviser where appropriate. The Pricing Committee of the Board of Directors reviews pricing methodologies for derivatives on a quarterly basis.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in investments that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

B. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011 (Unaudited)

current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

C. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data among other factors, to determine each coin’s and set of coins current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by Bessemer Investment Management LLC the (“Adviser”). The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of January 31, 2011, the Real Return Fund held $52,565,079, or 2.17% of net assets, in Collectibles.

D. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

E. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

F. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

G. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011 (Unaudited)

or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. The Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

H. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

I. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Each Fund intends to limit the purchase of securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5. Derivative Instruments:

The Funds engage in various portfolio investment strategies both to increase the return of the Funds and to hedge, or protect, their exposure to, for example, interest rate movements and movements in the securities or commodities markets on currency value fluctuations. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011 (Unaudited)

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of January 31, 2011, all derivatives in a net liability position are fully collateralized. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

The Funds are subject to credit risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

Fair values of derivative instruments as of 1/31/11:

	Values of Derivative Instruments as of January 31, 2011

	Derivative Assets		Derivative Liabilities

Global Small & Mid Cap Fund		Value		Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$1,148,997	Unrealized depreciation on foreign currency exchange contracts	$—

Total		$1,148,997		$—

Global Opportunities Fund		Value		Value

Equity contracts	Unrealized appreciation on swaps	$70,880,869	Unrealized depreciation on swaps	$11,676,656
	Variation Margin	3,431,784	Written option contracts, at value	19,545,000
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	22,811,283	Unrealized depreciation on foreign currency exchange contracts	19,946,496

Total		$97,123,936		$51,168,152

Real Return Fund		Value		Value

Commodity contracts	Unrealized appreciation on swaps	$6,926,252	Unrealized depreciation on swaps	$46,771,765
	Investments, at value	43,652,270
	Variation Margin	30,017,954	Written option contracts, at value	13,852,800

Total		$80,596,476		$60,624,565

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forwards”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of January 31, 2011, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	38,693,701	U.S. Dollar	37,345,225	USB AG	03/07/11	$1,055,665
Brazil Real	5,030,181	Japanese Yen	250,000,000	UBS AG	03/22/11	2,072
Canadian Dollar	3,068,200	Japanese Yen	250,000,000	Citibank, N.A.	04/05/11	12,690
Japanese Yen	18,113,317	Norway Krones	250,000,000	Citibank, N.A.	04/05/11	78,570

						$1,148,997

As of January 31, 2011, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	100,900,000	U.S. Dollar	187,808	Bank of America, N.A.	02/10/11	$20,832
Chilean Unidad de Fomento	92,000,000	U.S. Dollar	174,424	Bank of America, N.A.	02/23/11	15,605
Chilean Unidad de Fomento	50,800,000	U.S. Dollar	96,891	Bank of America, N.A.	03/01/11	7,985
U.S. Dollar	1,116,500	Euro	816,000	Bank of America, N.A.	03/07/11	(249)
U.S. Dollar	1,863,043	Japanese Yen	154,260,000	Bank of America, N.A.	11/28/11	(24,285)
U.S. Dollar	15,500,000	Philippines Peso	688,200,000	Barclays Bank Plc	02/03/11	(48,762)
Indonesian Rupiah	93,900,000,000	U.S. Dollar	10,497,485	Barclays Bank Plc	02/04/11	(130,991)
U.S. Dollar	10,381,426	Indonesian Rupiah	93,900,000,000	Barclays Bank Plc	02/04/11	14,932
Brazil Real	37,996,000	U.S. Dollar	22,209,493	Barclays Bank Plc	02/08/11	540,308
Singapore Dollar	12,873,600	U.S. Dollar	10,000,000	Barclays Bank Plc	02/08/11	63,085
Australian Dollar	569,000	Japanese Yen	42,009,270	Barclays Bank Plc	02/09/11	54,617
U.S. Dollar	3,377,571	Euro	2,475,000	Barclays Bank Plc	02/09/11	(10,709)
U.S. Dollar	2,888,781	Euro	2,114,000	Barclays Bank Plc	02/10/11	(5,254)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	187,777	Barclays Bank Plc	02/11/11	20,433
Singapore Dollar	12,972,800	U.S. Dollar	10,000,000	Barclays Bank Plc	02/16/11	140,710
Malaysian Ringgit	51,135,000	U.S. Dollar	16,246,227	Barclays Bank Plc	02/22/11	477,034
Singapore Dollar	12,931,600	U.S. Dollar	9,945,319	Barclays Bank Plc	02/22/11	163,247
Chinese Yuan	332,550,000	U.S. Dollar	50,000,000	Barclays Bank Plc	02/23/11	441,715
Indonesian Rupiah	90,420,000,000	U.S. Dollar	10,000,000	Barclays Bank Plc	02/28/11	(65,184)
Malaysian Ringgit	31,550,000	U.S. Dollar	10,000,000	Barclays Bank Plc	02/28/11	316,176
U.S. Dollar	25,000,000	Japanese Yen	2,080,087,500	Barclays Bank Plc	02/28/11	(346,289)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	1,173,250,000	U.S. Dollar	25,600,044	Barclays Bank Plc	03/07/11	$(231,365)
U.S. Dollar	10,321,318	United Kingdom Pound	6,620,601	Barclays Bank Plc	03/07/11	(281,185)
Philippines Peso	668,100,000	U.S. Dollar	15,333,945	Barclays Bank Plc	03/15/11	(268,648)
Indian Rupee	692,850,000	U.S. Dollar	15,197,412	Barclays Bank Plc	03/16/11	(241,202)
Malaysian Ringgit	31,150,000	U.S. Dollar	9,925,620	Barclays Bank Plc	03/16/11	252,589
U.S. Dollar	50,075,552	Chinese Yuan	331,400,000	Barclays Bank Plc	03/16/11	(218,106)
Indian Rupee	461,800,000	U.S. Dollar	10,051,148	Barclays Bank Plc	03/23/11	(95,415)
Chinese Yuan	200,250,000	U.S. Dollar	30,000,000	Barclays Bank Plc	03/25/11	402,636
U.S. Dollar	20,000,000	Japanese Yen	1,635,982,000	Barclays Bank Plc	03/28/11	60,111
Malaysian Ringgit	65,685,000	U.S. Dollar	21,288,284	Barclays Bank Plc	04/04/11	155,607
U.S. Dollar	9,585,676	Euro	7,224,233	Barclays Bank Plc	04/04/11	(297,565)
Indian Rupee	484,300,000	U.S. Dollar	10,634,607	Barclays Bank Plc	04/05/11	(218,493)
Chilean Unidad de Fomento	9,804,000,000	U.S. Dollar	20,000,000	Barclays Bank Plc	04/06/11	181,214
Indian Rupee	932,400,000	U.S. Dollar	20,238,767	Barclays Bank Plc	04/07/11	(192,155)
Indonesian Rupiah	100,400,000,000	U.S. Dollar	11,105,273	Barclays Bank Plc	04/07/11	(158,653)
U.S. Dollar	20,034,379	Indian Rupee	932,400,000	Barclays Bank Plc	04/07/11	(12,233)
Indian Rupee	447,800,000	U.S. Dollar	9,768,761	Barclays Bank Plc	04/18/11	(159,615)
Malaysian Ringgit	65,366,000	U.S. Dollar	21,257,236	Barclays Bank Plc	04/25/11	62,532
Philippines Peso	688,200,000	U.S. Dollar	15,451,280	Barclays Bank Plc	04/27/11	33,259
Indonesian Rupiah	93,900,000,000	U.S. Dollar	10,260,052	Barclays Bank Plc	04/28/11	(59,132)
Malaysian Ringgit	45,927,000	U.S. Dollar	15,000,000	Barclays Bank Plc	04/28/11	(22,457)
Philippines Peso	889,600,000	U.S. Dollar	20,000,000	Barclays Bank Plc	05/02/11	10,415
U.S. Dollar	864,278	Japanese Yen	73,417,000	Barclays Bank Plc	08/22/11	(32,234)
U.S. Dollar	1,723,687	Japanese Yen	145,886,000	Barclays Bank Plc	08/24/11	(57,831)
Norway Krones	10,525,000	Euro	1,309,764	Barclays Bank Plc	08/25/11	14,482
U.S. Dollar	325,107	Euro	256,900	Barclays Bank Plc	08/25/11	(25,508)
U.S. Dollar	706,305	Japanese Yen	59,937,000	Barclays Bank Plc	08/25/11	(25,643)
U.S. Dollar	2,063,092	Japanese Yen	173,700,000	Barclays Bank Plc	08/30/11	(58,331)
Norway Krones	16,471,500	Euro	1,995,457	Barclays Bank Plc	10/26/11	89,582
Norway Krones	16,471,500	Euro	2,007,960	Barclays Bank Plc	10/27/11	72,425
U.S. Dollar	389,929	Japanese Yen	31,518,000	Barclays Bank Plc	11/10/11	4,452
U.S. Dollar	588,491	Japanese Yen	47,197,000	Barclays Bank Plc	11/14/11	11,208
U.S. Dollar	418,684	Japanese Yen	34,438,000	Barclays Bank Plc	11/17/11	(2,565)
U.S. Dollar	1,734,186	Japanese Yen	142,642,000	Barclays Bank Plc	11/17/11	(10,622)
U.S. Dollar	2,398,842	Japanese Yen	198,912,000	Barclays Bank Plc	11/21/11	(34,456)
U.S. Dollar	2,714,153	Japanese Yen	224,759,000	Barclays Bank Plc	11/29/11	(35,765)
Australian Dollar	1,691,000	U.S. Dollar	1,579,394	Barclays Bank Plc	12/12/11	39,018
U.S. Dollar	755,841	Euro	572,000	Barclays Bank Plc	12/12/11	(22,949)
U.S. Dollar	635,550	Japanese Yen	52,560,000	Barclays Bank Plc	01/10/12	(8,050)
U.S. Dollar	863,075	Japanese Yen	71,290,000	Barclays Bank Plc	01/13/12	(9,926)
United Kingdom Pound	2,154,295	U.S. Dollar	3,413,332	Barclays Bank Plc	01/24/12	18,885
U.S. Dollar	2,254,802	Japanese Yen	185,480,000	Barclays Bank Plc	01/26/12	(17,125)
United Kingdom Pound	1,427,764	U.S. Dollar	2,245,623	Barclays Bank Plc	01/27/12	28,991
United Kingdom Pound	114,208	U.S. Dollar	180,068	Barclays Bank Plc	02/01/12	1,880
Chinese Yuan	128,500,000	U.S. Dollar	20,000,000	Barclays Bank Plc	12/24/12	238,189
Chinese Yuan	252,780,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(142,484)
Chinese Yuan	251,000,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(423,149)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	251,980,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	$(268,626)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(336,640)
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(266,402)
Euro	10,817,797	U.S. Dollar	14,790,188	Citibank, N.A.	02/01/11	20,823
U.S. Dollar	15,000,001	Euro	10,817,797	Citibank, N.A.	02/01/11	188,990
U.S. Dollar	10,249,114	Norway Krones	59,151,920	Citibank, N.A.	02/01/11	7,545
U.S. Dollar	20,000,001	Euro	14,056,216	Citibank, N.A.	02/08/11	756,782
U.S. Dollar	3,983,917	Euro	2,903,000	Citibank, N.A.	02/08/11	9,657
U.S. Dollar	14,587,234	United Kingdom Pound	8,971,752	Citibank, N.A.	02/08/11	216,672
Australian Dollar	569,000	Japanese Yen	42,113,397	Citibank, N.A.	02/09/11	53,348
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	804,957	Citibank, N.A.	02/25/11	66,966
Australian Dollar	2,600,000	U.S. Dollar	2,505,503	Citibank, N.A.	02/28/11	77,198
Norway Krones	167,925,000	U.S. Dollar	27,387,388	Citibank, N.A.	02/28/11	1,650,556
U.S. Dollar	15,000,000	Japanese Yen	1,263,826,500	Citibank, N.A.	03/03/11	(400,306)
Canadian Dollar	3,575,345	U.S. Dollar	3,535,077	Citibank, N.A.	03/09/11	32,878
U.S. Dollar	10,000,000	Japanese Yen	830,978,000	Citibank, N.A.	03/15/11	(126,993)
U.S. Dollar	10,000,000	Japanese Yen	834,613,000	Citibank, N.A.	03/16/11	(171,388)
Polish Zloty	10,400,000	Euro	2,612,737	Citibank, N.A.	03/18/11	33,341
U.S. Dollar	25,390,694	Euro	18,500,000	Citibank, N.A.	03/18/11	75,867
U.S. Dollar	3,676,548	Japanese Yen	331,140,000	Citibank, N.A.	03/18/11	(359,115)
U.S. Dollar	15,000,000	Japanese Yen	1,253,625,000	Citibank, N.A.	03/28/11	(279,595)
U.S. Dollar	10,000,000	Japanese Yen	830,336,000	Citibank, N.A.	03/28/11	(120,409)
U.S. Dollar	10,000,000	Japanese Yen	815,812,000	Citibank, N.A.	04/05/11	(9,156)
Norway Krones	58,428,870	U.S. Dollar	9,761,256	Citibank, N.A.	04/07/11	321,018
U.S. Dollar	9,362,942	Euro	7,192,785	Citibank, N.A.	04/07/11	(476,901)
Norway Krones	31,660,000	U.S. Dollar	5,371,573	Citibank, N.A.	04/18/11	88,587
U.S. Dollar	9,453,674	Euro	7,099,847	Citibank, N.A.	04/18/11	(257,669)
U.S. Dollar	5,565,441	Euro	4,137,483	Citibank, N.A.	04/26/11	(93,333)
Norway Krones	57,969,000	U.S. Dollar	9,997,241	Citibank, N.A.	04/27/11	(4,217)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,867,115	Citibank, N.A.	04/28/11	135,811
Norway Krones	59,151,920	U.S. Dollar	10,204,152	Citibank, N.A.	04/28/11	(7,715)
U.S. Dollar	14,775,227	Euro	10,817,797	Citibank, N.A.	04/28/11	(19,734)
U.S. Dollar	9,926,827	Euro	7,266,375	Citibank, N.A.	04/28/11	(11,032)
U.S. Dollar	1,123,710	Japanese Yen	100,093,000	Citibank, N.A.	05/10/11	(96,771)
Swedish Krona	43,658,433	Euro	4,576,212	Citibank, N.A.	06/23/11	473,945
Indian Rupee	3,943,000	U.S. Dollar	81,686	Citibank, N.A.	07/18/11	1,624
U.S. Dollar	1,729,715	Japanese Yen	146,685,000	Citibank, N.A.	08/23/11	(61,525)
Philippines Peso	14,164,000	U.S. Dollar	320,250	Citibank, N.A.	10/11/11	(3,776)
U.S. Dollar	396,901	Japanese Yen	32,085,087	Citibank, N.A.	11/08/11	4,503
U.S. Dollar	674,082	Japanese Yen	55,787,000	Citibank, N.A.	11/29/11	(8,470)
U.S. Dollar	317,975	Japanese Yen	26,280,000	Citibank, N.A.	01/10/12	(3,825)
United Kingdom Pound	1,434,542	U.S. Dollar	2,266,964	Citibank, N.A.	01/24/12	18,545
U.S. Dollar	1,351,859	Euro	999,800	Citibank, N.A.	01/27/12	(8,043)
United Kingdom Pound	920,410	U.S. Dollar	1,455,877	Citibank, N.A.	02/01/12	10,456
U.S. Dollar	1,713,047	Japanese Yen	145,609,000	Credit Suisse International	08/23/11	(65,053)
Chinese Yuan	18,856,000	U.S. Dollar	2,839,545	Deutsche Bank AG	02/01/11	21,601

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	2,860,003	Chinese Yuan	18,856,000	Deutsche Bank AG	02/01/11	$(1,143)
Australian Dollar	569,000	Japanese Yen	42,199,316	Deutsche Bank AG	02/09/11	52,301
Norway Krones	24,487,000	Euro	2,942,901	Deutsche Bank AG	02/09/11	209,261
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	187,808	Deutsche Bank AG	02/10/11	20,832
U.S. Dollar	850,461	Euro	622,000	Deutsche Bank AG	02/10/11	(1,048)
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	365,049	Deutsche Bank AG	02/11/11	39,213
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	187,936	Deutsche Bank AG	02/14/11	18,154
South Korean Won	281,000,000	Japanese Yen	21,349,339	Deutsche Bank AG	02/14/11	(9,681)
Chilean Unidad de Fomento	45,600,000	U.S. Dollar	87,189	Deutsche Bank AG	02/18/11	7,039
U.S. Dollar	2,170,825	Euro	1,580,000	Deutsche Bank AG	02/18/11	8,037
Chilean Unidad de Fomento	91,200,000	U.S. Dollar	174,562	Deutsche Bank AG	02/22/11	13,831
Chilean Unidad de Fomento	242,290,000	U.S. Dollar	461,461	Deutsche Bank AG	02/22/11	39,040
Chilean Unidad de Fomento	136,800,000	U.S. Dollar	261,668	Deutsche Bank AG	02/25/11	20,850
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	461,063	Deutsche Bank AG	02/28/11	36,708
Chilean Unidad de Fomento	391,630,000	U.S. Dollar	748,815	Deutsche Bank AG	03/01/11	59,705
Swedish Krona	84,036,600	Euro	8,590,416	Deutsche Bank AG	03/01/11	1,258,323
Chilean Unidad de Fomento	58,500,000	U.S. Dollar	111,962	Deutsche Bank AG	03/02/11	8,801
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	469,235	Deutsche Bank AG	03/04/11	37,287
Chilean Unidad de Fomento	481,250,000	U.S. Dollar	953,442	Deutsche Bank AG	03/10/11	39,361
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	930,956	Deutsche Bank AG	03/15/11	59,727
Brazil Real	3,870,000	Japanese Yen	182,083,500	Deutsche Bank AG	03/18/11	77,417
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,650,000	Deutsche Bank AG	03/18/11	256,167
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	440,205	Deutsche Bank AG	03/31/11	36,466
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	468,400	Deutsche Bank AG	04/04/11	37,874
Indian Rupee	27,793,000	U.S. Dollar	612,383	Deutsche Bank AG	04/11/11	(15,252)
Indian Rupee	59,598,000	U.S. Dollar	1,313,020	Deutsche Bank AG	04/12/11	(32,787)
Indian Rupee	13,777,000	U.S. Dollar	303,458	Deutsche Bank AG	04/19/11	(7,875)
Swedish Krona	28,478,956	Euro	2,935,823	Deutsche Bank AG	04/19/11	385,933
Indian Rupee	27,912,000	U.S. Dollar	616,295	Deutsche Bank AG	04/26/11	(18,182)
U.S. Dollar	4,568,664	Euro	3,440,000	Deutsche Bank AG	05/04/11	(135,635)
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	190,960	Deutsche Bank AG	05/10/11	17,236
U.S. Dollar	749,132	Japanese Yen	66,920,000	Deutsche Bank AG	05/10/11	(66,855)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	37,818,000	U.S. Dollar	795,833	Deutsche Bank AG	06/01/11	$9,585
U.S. Dollar	2,079,883	Euro	1,690,000	Deutsche Bank AG	06/03/11	(230,103)
Indian Rupee	18,516,000	U.S. Dollar	383,037	Deutsche Bank AG	06/07/11	10,877
Indian Rupee	9,340,000	U.S. Dollar	193,215	Deutsche Bank AG	06/07/11	5,487
U.S. Dollar	2,039,490	Euro	1,700,000	Deutsche Bank AG	06/09/11	(283,936)
Indian Rupee	7,542,000	U.S. Dollar	156,896	Deutsche Bank AG	06/10/11	3,468
Indian Rupee	18,877,000	U.S. Dollar	395,993	Deutsche Bank AG	06/16/11	4,951
Indian Rupee	17,195,000	U.S. Dollar	361,164	Deutsche Bank AG	06/20/11	3,793
Indian Rupee	43,847,000	U.S. Dollar	929,159	Deutsche Bank AG	06/24/11	808
Indian Rupee	29,111,000	U.S. Dollar	600,227	Deutsche Bank AG	07/11/11	15,505
Indian Rupee	14,708,000	U.S. Dollar	304,199	Deutsche Bank AG	07/12/11	6,846
Polish Zloty	11,489,000	Euro	2,824,932	Deutsche Bank AG	08/12/11	77,708
U.S. Dollar	1,060,606	Japanese Yen	90,125,000	Deutsche Bank AG	08/18/11	(39,845)
U.S. Dollar	866,455	Japanese Yen	73,510,000	Deutsche Bank AG	08/22/11	(31,193)
U.S. Dollar	856,972	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/11	(29,007)
Indian Rupee	24,142,000	U.S. Dollar	499,008	Deutsche Bank AG	08/24/11	8,298
U.S. Dollar	1,080,726	Japanese Yen	91,705,000	Deutsche Bank AG	08/25/11	(39,171)
U.S. Dollar	354,812	Japanese Yen	30,137,000	Deutsche Bank AG	08/25/11	(13,220)
Indian Rupee	17,072,000	U.S. Dollar	350,771	Deutsche Bank AG	09/01/11	7,553
Philippines Peso	36,054,000	U.S. Dollar	801,271	Deutsche Bank AG	10/04/11	4,530
Philippines Peso	43,106,000	U.S. Dollar	962,553	Deutsche Bank AG	10/05/11	821
Philippines Peso	35,386,000	U.S. Dollar	795,441	Deutsche Bank AG	10/07/11	(4,666)
Philippines Peso	28,316,000	U.S. Dollar	639,491	Deutsche Bank AG	10/11/11	(6,811)
Philippines Peso	8,431,000	U.S. Dollar	191,327	Deutsche Bank AG	10/12/11	(2,956)
Malaysian Ringgit	9,854,250	U.S. Dollar	3,154,268	Deutsche Bank AG	10/19/11	37,084
Philippines Peso	7,672,000	U.S. Dollar	174,205	Deutsche Bank AG	10/19/11	(2,841)
U.S. Dollar	3,148,624	Malaysian Ringgit	9,854,250	Deutsche Bank AG	10/19/11	(42,728)
Philippines Peso	30,667,000	U.S. Dollar	690,947	Deutsche Bank AG	10/21/11	(6,016)
Indian Rupee	12,552,000	U.S. Dollar	270,226	Deutsche Bank AG	10/26/11	(8,867)
Philippines Peso	29,828,000	U.S. Dollar	676,203	Deutsche Bank AG	10/26/11	(10,145)
Indian Rupee	26,507,000	U.S. Dollar	570,288	Deutsche Bank AG	10/27/11	(18,436)
Philippines Peso	11,971,000	U.S. Dollar	272,489	Deutsche Bank AG	10/28/11	(5,199)
Philippines Peso	40,980,000	U.S. Dollar	933,273	Deutsche Bank AG	10/28/11	(18,265)
Philippines Peso	13,380,000	U.S. Dollar	311,011	Deutsche Bank AG	11/04/11	(12,322)
U.S. Dollar	10,018,272	Euro	7,160,000	Deutsche Bank AG	11/09/11	262,685
Philippines Peso	44,300,000	U.S. Dollar	1,028,988	Deutsche Bank AG	11/14/11	(40,347)
U.S. Dollar	1,747,646	Japanese Yen	143,060,000	Deutsche Bank AG	11/16/11	(2,241)
Australian Dollar	2,540,000	U.S. Dollar	2,385,314	Deutsche Bank AG	11/28/11	50,159
Australian Dollar	3,384,000	U.S. Dollar	3,104,820	Deutsche Bank AG	12/01/11	138,634
U.S. Dollar	1,652,766	Japanese Yen	138,320,000	Deutsche Bank AG	12/01/11	(39,640)
U.S. Dollar	871,838	Euro	670,000	Deutsche Bank AG	12/02/11	(40,582)
Australian Dollar	1,355,000	U.S. Dollar	1,280,692	Deutsche Bank AG	12/09/11	16,658
Australian Dollar	1,690,000	U.S. Dollar	1,597,540	Deutsche Bank AG	12/09/11	20,557
U.S. Dollar	1,439,734	Euro	1,111,000	Deutsche Bank AG	01/11/12	(71,915)
U.S. Dollar	318,816	Japanese Yen	26,360,000	Deutsche Bank AG	01/12/12	(3,977)
Philippines Peso	12,113,000	U.S. Dollar	271,866	Deutsche Bank AG	01/18/12	(2,058)
U.S. Dollar	1,287,357	Euro	971,000	Deutsche Bank AG	01/18/12	(33,602)
Philippines Peso	7,579,000	U.S. Dollar	170,660	Deutsche Bank AG	01/19/12	(1,848)
United Kingdom Pound	2,148,211	U.S. Dollar	3,400,446	Deutsche Bank AG	01/24/12	22,078
U.S. Dollar	562,666	Japanese Yen	46,250,000	Deutsche Bank AG	01/26/12	(3,846)
U.S. Dollar	1,315,679	Japanese Yen	107,975,103	Deutsche Bank AG	01/26/12	(6,898)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

United Kingdom Pound	1,126,580	U.S. Dollar	1,792,558	Deutsche Bank AG	01/26/12	$2,231
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	813,739	Deutsche Bank AG	01/27/12	12,415
Chilean Unidad de Fomento	947,430,000	U.S. Dollar	1,888,063	Deutsche Bank AG	01/30/12	12,732
Chilean Unidad de Fomento	571,560,000	U.S. Dollar	1,138,452	Deutsche Bank AG	01/31/12	8,102
U.S. Dollar	2,538,266	Euro	1,856,000	HSBC Bank USA, N.A.	02/09/11	(2,602)
South Korean Won	946,000,000	Japanese Yen	71,170,628	HSBC Bank USA, N.A.	02/10/11	(23,744)
South Korean Won	1,412,000,000	U.S. Dollar	1,209,836	HSBC Bank USA, N.A.	02/14/11	48,623
U.S. Dollar	189,656	New Zealand Dollar	281,849	HSBC Bank USA, N.A.	02/14/11	(27,625)
U.S. Dollar	1,167,425	South Korean Won	1,412,000,000	HSBC Bank USA, N.A.	02/14/11	(91,035)
U.S. Dollar	570,107	Japanese Yen	51,260,000	HSBC Bank USA, N.A.	02/22/11	(54,485)
U.S. Dollar	608,083	Japanese Yen	54,300,000	HSBC Bank USA, N.A.	03/01/11	(53,577)
U.S. Dollar	394,096	Euro	288,000	HSBC Bank USA, N.A.	03/08/11	(45)
Philippines Peso	86,101,500	U.S. Dollar	1,830,000	HSBC Bank USA, N.A.	03/17/11	111,398
Australian Dollar	410,000	Japanese Yen	32,250,600	HSBC Bank USA, N.A.	03/18/11	13,236
Chinese Yuan	48,501,200	U.S. Dollar	7,300,000	HSBC Bank USA, N.A.	03/18/11	61,270
Indian Rupee	203,451,000	U.S. Dollar	4,380,000	HSBC Bank USA, N.A.	03/18/11	10,169
South Korean Won	418,000,000	Japanese Yen	32,768,379	HSBC Bank USA, N.A.	03/18/11	(27,552)
U.S. Dollar	9,500,000	Japanese Yen	853,717,500	HSBC Bank USA, N.A.	03/18/11	(904,410)
U.S. Dollar	1,463,430	Euro	1,072,000	HSBC Bank USA, N.A.	04/14/11	(2,952)
Indian Rupee	1,121,000	U.S. Dollar	23,496	HSBC Bank USA, N.A.	06/03/11	369
Indian Rupee	5,548,000	U.S. Dollar	116,286	HSBC Bank USA, N.A.	06/03/11	1,829
Indian Rupee	37,033,000	U.S. Dollar	768,160	HSBC Bank USA, N.A.	06/03/11	20,256
Indian Rupee	7,436,000	U.S. Dollar	156,120	HSBC Bank USA, N.A.	06/08/11	2,047
Indian Rupee	18,770,000	U.S. Dollar	390,537	HSBC Bank USA, N.A.	06/13/11	8,349
Indian Rupee	29,446,000	U.S. Dollar	619,785	HSBC Bank USA, N.A.	06/27/11	4,409
U.S. Dollar	861,685	Japanese Yen	73,232,000	HSBC Bank USA, N.A.	08/19/11	(32,516)
Indian Rupee	27,858,000	U.S. Dollar	576,782	HSBC Bank USA, N.A.	08/24/11	8,610
U.S. Dollar	860,775	Japanese Yen	71,955,000	HSBC Bank USA, N.A.	08/26/11	(17,953)
U.S. Dollar	1,296,408	Japanese Yen	108,371,000	HSBC Bank USA, N.A.	08/26/11	(27,040)
U.S. Dollar	1,291,958	Japanese Yen	107,999,000	HSBC Bank USA, N.A.	08/26/11	(26,947)
U.S. Dollar	725,034	Japanese Yen	60,608,000	HSBC Bank USA, N.A.	08/26/11	(15,122)
U.S. Dollar	1,075,457	Japanese Yen	89,901,000	HSBC Bank USA, N.A.	08/26/11	(22,431)
U.S. Dollar	357,493	Japanese Yen	29,884,000	HSBC Bank USA, N.A.	08/26/11	(7,456)
Philippines Peso	36,100,000	U.S. Dollar	798,938	HSBC Bank USA, N.A.	09/30/11	8,022
Philippines Peso	28,800,000	U.S. Dollar	637,344	HSBC Bank USA, N.A.	10/03/11	6,357
Philippines Peso	28,921,000	U.S. Dollar	641,748	HSBC Bank USA, N.A.	10/04/11	4,632
Philippines Peso	43,117,000	U.S. Dollar	963,336	HSBC Bank USA, N.A.	10/05/11	283
Philippines Peso	28,370,000	U.S. Dollar	639,699	HSBC Bank USA, N.A.	10/11/11	(5,813)
Philippines Peso	14,058,000	U.S. Dollar	316,657	HSBC Bank USA, N.A.	10/13/11	(2,578)
U.S. Dollar	941,165	Euro	677,000	HSBC Bank USA, N.A.	10/17/11	18,278
U.S. Dollar	948,225	Euro	676,000	HSBC Bank USA, N.A.	10/18/11	26,721
Philippines Peso	27,840,000	U.S. Dollar	630,978	HSBC Bank USA, N.A.	10/19/11	(9,136)
U.S. Dollar	1,270,906	Euro	910,000	HSBC Bank USA, N.A.	10/19/11	30,447
Indian Rupee	12,846,000	U.S. Dollar	277,033	HSBC Bank USA, N.A.	10/26/11	(9,552)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Philippines Peso	27,840,000	U.S. Dollar	630,264	HSBC Bank USA, N.A.	10/26/11	$(8,597)
Indian Rupee	19,137,000	U.S. Dollar	413,952	HSBC Bank USA, N.A.	10/27/11	(15,537)
Philippines Peso	20,490,000	U.S. Dollar	466,636	HSBC Bank USA, N.A.	10/27/11	(9,114)
Philippines Peso	13,660,000	U.S. Dollar	311,162	HSBC Bank USA, N.A.	10/28/11	(6,159)
Philippines Peso	26,680,000	U.S. Dollar	606,777	HSBC Bank USA, N.A.	10/31/11	(11,115)
U.S. Dollar	451,609	Japanese Yen	37,330,000	HSBC Bank USA, N.A.	11/17/11	(5,015)
U.S. Dollar	944,054	Euro	720,487	HSBC Bank USA, N.A.	12/06/11	(37,033)
U.S. Dollar	319,821	Japanese Yen	26,390,000	HSBC Bank USA, N.A.	01/12/12	(3,339)
U.S. Dollar	870,276	Japanese Yen	71,830,000	HSBC Bank USA, N.A.	01/13/12	(9,338)
Philippines Peso	10,860,000	U.S. Dollar	246,914	HSBC Bank USA, N.A.	01/17/12	(5,008)
Philippines Peso	21,239,000	U.S. Dollar	476,799	HSBC Bank USA, N.A.	01/18/12	(3,716)
Philippines Peso	27,840,000	U.S. Dollar	618,255	HSBC Bank USA, N.A.	01/26/12	1,714
U.S. Dollar	2,436,534	Japanese Yen	199,698,335	HSBC Bank USA, N.A.	01/27/12	(9,552)
Euro	14,056,216	U.S. Dollar	19,284,581	JPMorgan Chase Bank, N.A.	02/08/11	(41,362)
Philippines Peso	424,400,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	02/08/11	(414,123)
South Korean Won	324,000,000	Japanese Yen	24,545,454	JPMorgan Chase Bank, N.A.	02/14/11	(10,299)
South Korean Won	189,000,000	Japanese Yen	14,468,345	JPMorgan Chase Bank,N.A.	02/16/11	(7,866)
U.S. Dollar	2,167,436	Euro	1,593,000	JPMorgan Chase Bank, N.A.	02/16/11	(13,200)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	174,427	JPMorgan Chase Bank, N.A.	02/18/11	14,442
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	296,664	JPMorgan Chase Bank, N.A.	02/22/11	23,934
U.S. Dollar	570,127	Japanese Yen	51,300,000	JPMorgan Chase Bank, N.A.	02/22/11	(54,953)
U.S. Dollar	10,000,001	Euro	7,338,108	JPMorgan Chase Bank, N.A.	02/24/11	(44,068)
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	118,631	JPMorgan Chase Bank, N.A.	02/28/11	10,204
Japanese Yen	2,080,087,500	U.S. Dollar	25,341,456	JPMorgan Chase Bank, N.A.	02/28/11	4,833
U.S. Dollar	607,736	Japanese Yen	54,300,000	JPMorgan Chase Bank, N.A.	03/01/11	(53,924)
U.S. Dollar	15,000,001	Euro	11,528,104	JPMorgan Chase Bank, N.A.	03/02/11	(777,981)
Japanese Yen	1,263,826,500	U.S. Dollar	15,399,335	JPMorgan Chase Bank, N.A.	03/03/11	971
U.S. Dollar	15,000,000	Japanese Yen	1,254,262,500	JPMorgan Chase Bank, N.A.	03/03/11	(283,764)
U.S. Dollar	15,000,000	Japanese Yen	1,244,074,500	JPMorgan Chase Bank, N.A.	03/07/11	(160,190)
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	178,648	JPMorgan Chase Bank, N.A.	03/21/11	11,386
Indonesian Rupiah	225,750,000,000	U.S. Dollar	25,094,486	JPMorgan Chase Bank, N.A.	04/05/11	(468,184)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	40,031,000	U.S. Dollar	884,468	JPMorgan Chase Bank, N.A.	04/13/11	$(24,706)
Indian Rupee	39,295,000	U.S. Dollar	868,206	JPMorgan Chase Bank, N.A.	04/15/11	(24,548)
Indian Rupee	19,629,000	U.S. Dollar	431,881	JPMorgan Chase Bank, N.A.	04/19/11	(10,745)
Malaysian Ringgit	967,775	U.S. Dollar	296,591	JPMorgan Chase Bank, N.A.	04/19/11	19,143
U.S. Dollar	310,583	Malaysian Ringgit	967,775	JPMorgan Chase Bank, N.A.	04/19/11	(5,151)
Malaysian Ringgit	2,773,000	U.S. Dollar	853,888	JPMorgan Chase Bank, N.A.	04/22/11	50,675
U.S. Dollar	889,837	Malaysian Ringgit	2,773,000	JPMorgan Chase Bank, N.A.	04/22/11	(14,725)
Singapore Dollar	25,652,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	04/25/11	53,754
Chilean Unidad de Fomento	4,957,500,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	04/26/11	189,470
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,151,168	JPMorgan Chase Bank, N.A.	04/27/11	91,517
Indian Rupee	3,982,000	U.S. Dollar	87,864	JPMorgan Chase Bank, N.A.	04/27/11	(2,551)
Philippines Peso	887,400,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	04/27/11	(33,450)
Indian Rupee	19,756,000	U.S. Dollar	435,922	JPMorgan Chase Bank, N.A.	04/28/11	(12,729)
Indian Rupee	19,775,000	U.S. Dollar	436,534	JPMorgan Chase Bank, N.A.	04/29/11	(13,007)
Malaysian Ringgit	11,250,000	U.S. Dollar	3,342,345	JPMorgan Chase Bank, N.A.	05/26/11	322,735
U.S. Dollar	3,606,578	Malaysian Ringgit	11,250,000	JPMorgan Chase Bank, N.A.	05/26/11	(58,502)
Indian Rupee	28,975,000	U.S. Dollar	607,697	JPMorgan Chase Bank, N.A.	06/22/11	7,064
Indian Rupee	29,134,000	U.S. Dollar	600,330	JPMorgan Chase Bank, N.A.	07/12/11	15,795
Indian Rupee	17,688,000	U.S. Dollar	364,476	JPMorgan Chase Bank, N.A.	07/12/11	9,589
Indian Rupee	3,943,000	U.S. Dollar	81,551	JPMorgan Chase Bank, N.A.	07/20/11	1,734
U.S. Dollar	861,309	Japanese Yen	73,573,000	JPMorgan Chase Bank, N.A.	08/18/11	(37,038)
U.S. Dollar	1,725,080	Japanese Yen	146,373,000	JPMorgan Chase Bank, N.A.	08/24/11	(62,385)
U.S. Dollar	711,690	Japanese Yen	60,273,000	JPMorgan Chase Bank, N.A.	08/26/11	(24,376)
U.S. Dollar	360,454	Japanese Yen	30,516,000	JPMorgan Chase Bank, N.A.	08/26/11	(12,214)
U.S. Dollar	35,841	Japanese Yen	3,035,000	JPMorgan Chase Bank, N.A.	08/26/11	(1,223)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	223,334	Japanese Yen	18,903,000	JPMorgan Chase Bank, N.A.	08/26/11	$(7,513)
U.S. Dollar	930,825	Euro	737,287	JPMorgan Chase Bank, N.A.	08/29/11	(75,328)
U.S. Dollar	857,107	Japanese Yen	72,717,000	JPMorgan Chase Bank, N.A.	09/01/11	(31,031)
U.S. Dollar	376,089	Japanese Yen	31,505,000	JPMorgan Chase Bank, N.A.	09/30/11	(8,920)
Philippines Peso	11,388,000	U.S. Dollar	254,401	JPMorgan Chase Bank, N.A.	10/06/11	99
Philippines Peso	14,127,000	U.S. Dollar	318,901	JPMorgan Chase Bank, N.A.	10/11/11	(3,254)
Philippines Peso	34,993,000	U.S. Dollar	789,642	JPMorgan Chase Bank, N.A.	10/13/11	(7,839)
Philippines Peso	4,585,000	U.S. Dollar	104,449	JPMorgan Chase Bank, N.A.	10/17/11	(2,029)
Philippines Peso	15,226,000	U.S. Dollar	346,857	JPMorgan Chase Bank, N.A.	10/17/11	(6,738)
Philippines Peso	15,399,000	U.S. Dollar	347,043	JPMorgan Chase Bank, N.A.	10/21/11	(3,115)
Philippines Peso	14,923,000	U.S. Dollar	338,375	JPMorgan Chase Bank, N.A.	10/26/11	(5,145)
U.S. Dollar	873,005	Japanese Yen	71,438,000	JPMorgan Chase Bank, N.A.	11/16/11	(813)
Philippines Peso	67,662,000	U.S. Dollar	1,536,899	JPMorgan Chase Bank, N.A.	01/13/12	(29,558)
Philippines Peso	30,247,000	U.S. Dollar	672,380	JPMorgan Chase Bank, N.A.	01/19/12	1,329
United Kingdom Pound	283,529	U.S. Dollar	451,095	JPMorgan Chase Bank, N.A.	01/27/12	604
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	247,040	JPMorgan Chase Bank, N.A.	01/30/12	3,301
United Kingdom Pound	563,220	U.S. Dollar	886,429	JPMorgan Chase Bank, N.A.	01/30/12	10,853
Chinese Yuan	254,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	176,023
Chinese Yuan	252,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	(139,331)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(624,128)
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(274,149)
Australian Dollar	4,488,527	U.S. Dollar	3,738,000	Morgan Stanley Capital Services, Inc.	02/08/11	730,941
U.S. Dollar	361,534	Japanese Yen	32,163,000	Morgan Stanley Capital Services, Inc.	02/10/11	(30,338)
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	375,650	Morgan Stanley Capital Services, Inc.	02/16/11	35,014
U.S. Dollar	399,799	Chilean Unidad de Fomento	198,700,000	Morgan Stanley Capital Services, Inc.	02/16/11	(10,865)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	275,600,000	U.S. Dollar	523,417	Morgan Stanley Capital Services, Inc.	02/22/11	$45,893
Chilean Unidad de Fomento	202,200,000	U.S. Dollar	387,334	Morgan Stanley Capital Services, Inc.	02/22/11	30,353
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	174,527	Morgan Stanley Capital Services, Inc.	02/24/11	14,247
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	373,370	Morgan Stanley Capital Services, Inc.	02/25/11	29,797
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	447,664	Morgan Stanley Capital Services, Inc.	03/01/11	37,080
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	191,212	Morgan Stanley Capital Services, Inc.	03/15/11	12,938
U.S. Dollar	2,206,388	Japanese Yen	198,800,000	Morgan Stanley Capital Services, Inc.	03/18/11	(216,423)
Israel Shekel	1,053,768	U.S. Dollar	280,638	Morgan Stanley Capital Services, Inc.	03/29/11	3,309
U.S. Dollar	290,142	ILS	1,053,768	Morgan Stanley Capital Services, Inc.	03/29/11	6,195
Israel Shekel	640,064	U.S. Dollar	170,720	Morgan Stanley Capital Services, Inc.	03/31/11	1,747
U.S. Dollar	176,227	ILS	640,064	Morgan Stanley Capital Services, Inc.	03/31/11	3,759
Chilean Unidad de Fomento	2,019,320,000	U.S. Dollar	3,844,420	Morgan Stanley Capital Services, Inc.	04/25/11	306,332
Polish Zloty	4,031,000	Euro	948,984	Morgan Stanley Capital Services, Inc.	05/24/11	93,220
U.S. Dollar	845,234	Euro	686,000	Morgan Stanley Capital Services, Inc.	06/03/11	(92,429)
U.S. Dollar	680,448	Japanese Yen	57,800,000	Morgan Stanley Capital Services, Inc.	08/22/11	(25,361)
U.S. Dollar	10,000,000	Japanese Yen	807,305,000	Morgan Stanley Capital Services, Inc.	11/10/11	126,337
Norway Krones	1,495,190	Euro	180,175	Morgan Stanley Capital Services, Inc.	11/25/11	9,128
Norway Krones	2,300,000	Euro	276,629	Morgan Stanley Capital Services, Inc.	11/28/11	14,713
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	391,566	Morgan Stanley Capital Services, Inc.	01/13/12	7,739
United Kingdom Pound	850,886	U.S. Dollar	1,339,495	Morgan Stanley Capital Services, Inc.	01/27/12	16,078
United Kingdom Pound	274,877	U.S. Dollar	435,158	Morgan Stanley Capital Services, Inc.	01/31/12	2,757
United Kingdom Pound	1,059,704	U.S. Dollar	1,670,427	Morgan Stanley Capital Services, Inc.	02/01/12	17,819
Chinese Yuan	339,285,000	U.S. Dollar	50,000,000	The Bank of New York Mellon Corp.	06/13/11	1,779,465
Norway Krones	59,151,920	U.S. Dollar	10,000,000	UBS AG	02/01/11	241,569
Philippines Peso	688,200,000	U.S. Dollar	16,095,234	UBS AG	02/03/11	(546,471)
Chilean Unidad de Fomento	7,341,750,000	U.S. Dollar	15,000,000	UBS AG	02/04/11	188,024

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Norway Krones	58,692,000	Euro Chilean Unidad de	7,136,755	UBS AG	02/04/11	$389,696
U.S. Dollar	15,016,875	Fomento	7,341,750,000	UBS AG	02/04/11	(171,150)
Australian Dollar	4,487,287	U.S. Dollar	3,738,000	UBS AG	02/08/11	729,707
Brazil Real	27,919,500	U.S. Dollar	16,285,289	UBS AG	02/08/11	431,287
Indian Rupee	459,950,000	U.S. Dollar	10,248,440	UBS AG	02/08/11	(247,327)
Indonesian Rupiah	194,900,000,000	U.S. Dollar	21,906,261	UBS AG	02/08/11	(409,635)
Norway Krones	12,261,800	Euro	1,471,422	UBS AG	02/08/11	107,912
U.S. Dollar	20,767,664	Euro	14,599,413	UBS AG	02/08/11	780,801
U.S. Dollar	2,988,694	Euro	2,177,000	UBS AG	02/08/11	8,342
Norway Krones	17,138,000	Euro	2,059,980	UBS AG	02/09/11	146,051
Norway Krones	57,820,000	U.S. Dollar	10,000,000	UBS AG	02/09/11	7,223
Singapore Dollar	12,833,800	U.S. Dollar	10,000,000	UBS AG	02/09/11	31,984
Norway Krones	58,266,030	U.S. Dollar	10,000,000	UBS AG	02/10/11	83,949
U.S. Dollar	2,509,594	Euro	1,825,000	UBS AG	02/11/11	11,226
Hong Kong Dollar	26,638,400	U.S. Dollar	3,439,099	UBS AG	02/14/11	(21,906)
Singapore Dollar	2,828,520	U.S. Dollar	2,189,969	UBS AG	02/14/11	21,053
U.S. Dollar	10,638,838	Euro	7,772,895	UBS AG	02/14/11	(1,628)
U.S. Dollar	4,765,218	United Kingdom Pound	2,974,933	UBS AG	02/14/11	298
U.S. Dollar	2,166,321	Euro	1,593,000	UBS AG	02/16/11	(14,315)
U.S. Dollar	2,170,620	Euro	1,580,000	UBS AG	02/18/11	7,832
Australian Dollar	3,180,600	U.S. Dollar	3,104,711	UBS AG	02/22/11	56,912
Philippines Peso	456,900,000	U.S. Dollar	10,268,570	UBS AG	02/24/11	42,568
Singapore Dollar	16,009,000	U.S. Dollar	12,208,783	UBS AG	02/28/11	305,448
U.S. Dollar	681,220	Japanese Yen	60,600,000	UBS AG	03/01/11	(57,207)
Chinese Yuan	265,700,000	U.S. Dollar	40,000,000	UBS AG	03/02/11	297,262
U.S. Dollar	20,000,002	Euro	14,921,966	UBS AG	03/07/11	(421,674)
U.S. Dollar	1,479,341	Euro	1,080,000	UBS AG	03/07/11	1,291
U.S. Dollar	10,000,000	Japanese Yen	839,300,000	UBS AG	03/10/11	(227,930)
Philippines Peso	1,385,700,000	U.S. Dollar	31,789,401	UBS AG	03/15/11	(542,607)
Chinese Yuan	331,400,000	U.S. Dollar	50,000,000	UBS AG	03/16/11	293,658
Indonesian Rupiah	184,000,000,000	U.S. Dollar	20,148,927	UBS AG	03/21/11	(20,284)
Singapore Dollar	13,152,500	U.S. Dollar	10,000,000	UBS AG	03/21/11	281,594
Philippines Peso	443,200,000	U.S. Dollar	10,019,216	UBS AG	03/22/11	(27,895)
Brazil Real	9,685,000	U.S. Dollar	5,595,032	UBS AG	03/23/11	145,400
Indonesian Rupiah	101,200,000,000	U.S. Dollar	11,088,588	UBS AG	03/23/11	(22,473)
Malaysian Ringgit	46,447,500	U.S. Dollar	14,779,489	UBS AG	03/23/11	392,293
Norway Krones	59,200,000	U.S. Dollar	9,857,138	UBS AG	03/23/11	366,527
U.S. Dollar	9,495,137	Euro	7,269,973	UBS AG	03/28/11	(451,575)
U.S. Dollar	9,610,622	Euro	7,359,543	UBS AG	03/28/11	(458,640)
Indonesian Rupiah	183,270,000,000	U.S. Dollar	20,338,475	UBS AG	04/04/11	(346,172)
South Korean Won	22,482,500,000	U.S. Dollar	19,774,396	UBS AG	04/04/11	205,999
Malaysian Ringgit	66,320,000	U.S. Dollar	21,487,121	UBS AG	04/07/11	161,177
South Korean Won	11,505,000,000	U.S. Dollar	10,173,313	UBS AG	04/07/11	49,164
U.S. Dollar	14,162,156	Euro	10,780,563	UBS AG	04/07/11	(585,823)
Philippines Peso	434,200,000	U.S. Dollar	9,830,201	UBS AG	04/14/11	(53,051)
Indonesian Rupiah	183,900,000,000	U.S. Dollar	20,000,000	UBS AG	04/18/11	12,605
Malaysian Ringgit	62,295,000	U.S. Dollar	20,332,594	UBS AG	04/18/11	(8,119)

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

South Korean Won	11,700,000,000	U.S. Dollar	10,466,240	UBS AG	04/21/11	$(80,533)
U.S. Dollar	9,690,834	Euro	7,198,450	UBS AG	04/26/11	(154,377)
Norway Krones	86,955,000	U.S. Dollar	15,000,000	UBS AG	04/27/11	(10,206)
Chilean Unidad de Fomento	7,341,750,000	U.S. Dollar	14,932,879	UBS AG	04/28/11	154,820
U.S. Dollar	1,123,711	Japanese Yen	100,044,000	UBS AG	05/10/11	(96,173)
Swedish Krona	12,088,000	Euro	1,257,398	UBS AG	06/29/11	144,028
Swedish Krona	8,778,000	Euro	915,185	UBS AG	06/29/11	101,728
U.S. Dollar	1,742,354	Japanese Yen	148,060,000	UBS AG	08/18/11	(65,500)
Norway Krones	10,525,000	Euro	1,305,022	UBS AG	08/22/11	21,175
Norway Krones	10,525,000	Euro	1,306,236	UBS AG	08/23/11	19,443
U.S. Dollar	2,120,325	Euro	1,675,590	UBS AG	08/26/11	(166,453)
U.S. Dollar	907,497	Japanese Yen	76,178,000	UBS AG	08/26/11	(22,804)
U.S. Dollar	1,075,384	Japanese Yen	90,271,000	UBS AG	08/26/11	(27,022)
Norway Krones	4,194,700	Euro	505,331	UBS AG	11/07/11	26,332
U.S. Dollar	398,400	Japanese Yen	31,954,500	UBS AG	11/14/11	7,553
Australian Dollar	663,000	U.S. Dollar	624,016	UBS AG	11/17/11	12,624
U.S. Dollar	693,077	Japanese Yen	57,068,000	UBS AG	11/17/11	(4,983)
Norway Krones	460,000	Euro	55,295	UBS AG	11/28/11	2,984
Norway Krones	12,598,000	Euro	1,526,198	UBS AG	11/28/11	65,616
Norway Krones	4,080,000	Euro	494,545	UBS AG	12/01/11	20,798
U.S. Dollar	317,825	Japanese Yen	26,280,000	UBS AG	01/10/12	(3,975)
U.S. Dollar	2,253,594	Euro	1,741,000	UBS AG	01/11/12	(115,246)
U.S. Dollar	686,740	Japanese Yen	56,700,000	UBS AG	01/13/12	(7,596)
U.S. Dollar	1,974,089	Japanese Yen	162,280,000	UBS AG	01/26/12	(13,663)

						$2,864,787

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the securitiy, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2010	9,200	$199,854,433
Options written	—	—
Options expired	—	—
Options terminated in closing purchase transactions	(5,000)	(188,017,433)

Contracts outstanding at January 31, 2011	4,200	$11,837,000

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2010	16,000	$5,794,995
Options written	27,000	9,306,618
Options expired	—	—
Options terminated in closing purchase transactions	—	—

Contracts outstanding at January 31, 2011	43,000	$15,101,613

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

6. Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•          Level 1 - quoted prices in active markets for identical securities.

•          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•          Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of January 31, 2011 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities
Assets:
U.S. Large Cap Fund
Equity Securities	$517,521,960	(a)	$—	$—	$517,521,960
Exchange Traded Fund	15,417,883		—	—	15,417,883
Investment Company	6,674,000		—	—	6,674,000

Total	$539,613,843		$—	$—	$539,613,843

Non U.S. Large Cap Fund
Equity Securities	$2,661,629,948	(a)	$—	$—	$2,661,629,948
Investment Company	128,658,600		—	—	128,658,600
U.S. Government Agencies	—		24,999,924	—	24,999,924

Total	$2,790,288,548		$24,999,924	$—	$2,815,288,472

Global Small & Mid Cap Fund
Equity Securities:
Australia	$70,406,631		$8,069	$13,657	$70,428,357
Austria	12,489,799		—	—	12,489,799
Bahamas	686		—	—	686
Belgium	18,640,208		—	—	18,640,208
Bermuda	15,020,052		—	—	15,020,052
Brazil	41,864,828		—	—	41,864,828
Canada	110,157,272		—	—	110,157,272
Cayman Islands	240,175		—	—	240,175
Chile	9,267,608		—	—	9,267,608
China	23,816,551		—	12,723	23,829,274
Cyprus	2,056,233		—	—	2,056,233
Denmark	12,320,181		—	—	12,320,181
Finland	146,751,059		—	—	146,751,059
France	125,598,894		—	—	125,598,894
Germany	48,153,383		—	—	48,153,383
Greece	9,224,636		—	—	9,224,636
Hong Kong	62,145,765		—	163,276	62,309,041
Hungary	1,691,546		—	—	1,691,546

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

India	$30,925,493	$—	$2,787	$30,928,280
Indonesia	10,464,332	—	29,042	10,493,374
Ireland	9,913,761	—	—	9,913,761
Israel	115,855,648	—	50,915	115,906,563
Italy	32,155,160	—	12,151	32,167,311
Japan	204,718,035	—	—	204,718,035
Liechtenstein	537,720	—	—	537,720
Luxembourg	424,671	—	—	424,671
Malaysia	14,868,881	—	—	14,868,881
Mexico	13,631,064	—	—	13,631,064
Monaco	33,314	—	—	33,314
Netherlands	25,111,435	—	—	25,111,435
New Zealand	4,504,181	—	—	4,504,181
Norway	8,794,378	—	—	8,794,378
Peru	350,286	—	—	350,286
Philippines	5,685,475	—	—	5,685,475
Poland	6,490,415	—	—	6,490,415
Portugal	5,002,401	—	—	5,002,401
Singapore	14,842,164	—	—	14,842,164
South Africa	30,101,441	—	—	30,101,441
South Korea	55,695,067	2,886	28,125	55,726,078
Spain	25,958,123	—	—	25,958,123
Sweden	30,654,452	—	—	30,654,452
Switzerland	79,778,467	—	—	79,778,467
Taiwan	49,506,729	—	—	49,506,729
Thailand	3,314,686	4,117,223	27,189	7,459,098
Turkey	7,051,337	—	—	7,051,337
Ukraine	60,965	—	—	60,965
United Arab Emirates	972,384	—	—	972,384
United Kingdom	256,115,852	—	37,259	256,153,111
United States	2,376,900,654	—	10,560	2,376,911,214

Total Equities	$4,130,264,478	$4,128,178	$387,684	$4,134,780,340

Exchange Traded Funds	283,597,834	—	—	283,597,834
Investment Company	15,448,375	—	—	15,448,375
Rights/Warrants
Australia	19	18,252	—	18,271
Greece	7,638	—	—	7,638
Hong Kong	9	14,776	—	14,785
India	29	—	—	29
Italy	459,142	—	—	459,142
Poland	—	4,329	—	4,329
Singapore	33,159	—	—	33,159
Taiwan	—	2,752	—	2,752
Thailand	—	17,666	—	17,666

Total Rights/Warrants	$499,996	$57,775	$—	$557,771

U.S. Government Agencies	—	171,999,417	—	171,999,417
U.S. Government Securities	—	24,999,119	—	24,999,119

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Cash Sweep	$40,669,044	$—	$—	$40,669,044
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	1,148,997	—	1,148,997

Total	$4,470,479,727	$202,333,486	$387,684	$4,673,200,897

Global Opportunities Fund
Equity Securities:
Argentina	$469,158	$—	$—	$469,158
Australia	2,585,725	—	—	2,585,725
Austria	1,961,177	—	—	1,961,177
Bahamas	584,581	—	—	584,581
Belgium	2,536,708	—	—	2,536,708
Bermuda	2,343,378	—	—	2,343,378
Brazil	3,477,676	—	—	3,477,676
Canada	9,113,271	—	—	9,113,271
Chile	1,069,460	—	—	1,069,460
China	2,023,494	—	—	2,023,494
Cyprus	999,690	—	—	999,690
Denmark	911,628	—	—	911,628
Egypt	492,315	—	—	492,315
Finland	3,252,122	—	—	3,252,122
France	6,325,923	—	—	6,325,923
Germany	4,982,129	—	—	4,982,129
Hong Kong	7,777,945	—	—	7,777,945
Hungary	208,134	—	—	208,134
India	2,425,178	—	—	2,425,178
Indonesia	310,483	—	—	310,483
Ireland	1,914,524	—	—	1,914,524
Israel	381,222	—	—	381,222
Italy	8,754,325	—	—	8,754,325
Japan	23,423,863	—	—	23,423,863
Malaysia	1,227,495	—	—	1,227,495
Mexico	520,936	—	—	520,936
Netherlands	3,995,271	—	—	3,995,271
New Zealand	333,214	—	—	333,214
Norway	2,745,760	—	—	2,745,760
Pakistan	476,557	—	—	476,557
Peru	559,819	—	—	559,819
Poland	1,267,641	—	—	1,267,641
Portugal	1,039,379	—	—	1,039,379
Russia	3,358,609	—	—	3,358,609
Singapore	969,936	—	—	969,936
South Africa	2,791,840	—	—	2,791,840
South Korea	13,363,230	376,205	—	13,739,435
Spain	5,953,301	—	—	5,953,301
Sweden	5,312,260	—	—	5,312,260
Switzerland	4,378,817	—	—	4,378,817
Taiwan	5,250,153	—	—	5,250,153
Thailand	540,721	531,525	—	1,072,246
Turkey	2,615,972	—	—	2,615,972
United Kingdom	16,908,391	—	—	16,908,391

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

United States	$222,789,028	$—		$—		$222,789,028

Total Equities	$384,722,439	$907,730		$—		$385,630,169

Exchange Traded Funds	209,524,200	—		—		209,524,200
Preferred Stock	30,575,550	—		—		30,575,550
Rights/Warrants	7,824	—		—		7,824
Bank Loans	—	70,239,839		—		70,239,839
Corporate Bonds	—	1,902,697,977		1,133,154(b	)	1,903,831,131
Government Bonds	—	452,240,689		—		452,240,689
Asset-Backed Securities	—	21,651,064		—		21,651,064
Non-Agency Mortgage-Backed Securities	—	541,300,903		—		541,300,903
U.S. Government Agencies	—	282,549,417		—		282,549,417
U.S. Government Securities	—	99,997,363		—		99,997,363
Municipal Bonds	—	8,427,465		—		8,427,465
Cash Sweep	167,595,721	—		—		167,595,721

Other financial instruments - Assets*:
Interest rate contracts	2,695	—		—		2,695
Equity contracts	14,555,285	70,880,869		—		85,436,154
Foreign exchange currency contracts	—	22,811,283		—		22,811,283
Other financial instruments - Liabilities*:
Interest rate contracts	—	—		—		—
Equity contracts	(20,396,839)	(11,676,656)		—		(32,073,495)
Foreign exchange currency contracts	—	(19,946,496)		—		(19,946,496)

Total	$786,586,875	$3,442,081,447		$1,133,154		$4,229,801,476

Real Return Fund
Equity Securities	$1,054,017,802(a )	$—		$—		$1,054,017,802
Preferred Stock	—	—		—(c	)	—
Rights/Warrants	—	1		—		1
Collectible Coins	—	52,565,079		—		52,565,079
Commodities	137,462,435	—		—		137,462,435
Asset-Backed Securities	—	51,957,188		—		51,957,188
Government Bonds	—	64,730,836		—		64,730,836
U.S. Government Agencies	—	484,998,833		—		484,998,833
U.S. Government Securities	—	477,957,782		—		477,957,782
Cash Sweep	6,718,526	—		—		6,718,526
Other financial instruments - Assets*:
Commodity contracts	151,926,631	6,926,252		—		158,852,883
Other financial instruments - Liabilities*:
Commodity contracts	(16,994,513)	(46,771,765)		—		(63,766,278)
Equity contracts	—	—		—		—

Total	$1,333,130,881	$1,092,364,206		$—		$2,425,495,087

Fixed Income
Corporate Bonds	$—	$155,262,828(a	)	$—		$155,262,828
Municipal Bonds	—	18,252,735(a	)	—		18,252,735
U.S. Government Agencies	—	129,472,041(a	)	—		129,472,041
U.S. Government Securities	—	109,623,316(a	)	—		109,623,316
Government Bonds	—	2,306,179(a	)	—		2,306,179
Investment Company	1,161,000	—		—		1,161,000

Total	$1,161,000	$414,917,099		$—		$416,078,099

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total

Municipal Bond
Municipal Bonds	$—	$705,329,335(a	)	$—	$705,329,335
Investment Company	29,676,800	—		—	29,676,800

Total	$29,676,800	$705,329,335		$—	$735,006,135

(a) The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities as disclosed in Hong Kong section of the Schedule of Portfolio Investments.

(c) Represents a security as disclosed in the Preferred Stock Energy section of the Schedule of Portfolio Investments.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The Funds did not have significant transfers between Level l and Level 2 investments during the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/01/10 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)		Purchases	Sales	Transfer in to level 3	Transfer out of level 3	Balance as of 1/31/ (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$128,707	$—	$(1,264)		$168	$—	$12,688	$(126,642)	$13,657
China	12,798	—	(75)		—	—	—	—	12,723
France	136,865	—	—		—	—	—	(136,865)	—
Hong Kong	287,499	1	(31,617)		—	(1,634)	130,307	(221,280)	163,276
India	14,092	—	74		1,276	—	—	(12,655)	2,787
Indonesia	29,401	—	(359)		—	—	—	—	29,042
Israel	54,578	—	(3,663)		—	—	—	—	50,915
Italy	12,353	—	(202)		—	—	—	—	12,151
New Zealand	—	—	(63,539)		—	—	63,539	—	—
Singapore	50,900	45,032	(14,886)		—	(81,046)	—	—	—
South Korea	—	—	2,289		—	—	25,836	—	28,125
Thailand	28,019	—	(830)		—	—	—	—	27,189
United Kingdom	—	—	3,444		—	—	33,815	—	37,259
United States	10,560	—	—		—	—	—	—	10,560

Total	$765,772	$45,033	(110,628	) *	$1,444	$(82,680)	$266,185	$(497,442)	$387,684

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2011(Unaudited)

	Balance as of 11/01/10 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Purchases	Sales	Transfer in to level 3	Transfer out of level 3	Balance as of 1/31/ (fair value)

Global Opportunities Fund
Corporate Bonds:
Hong Kong	$1,133,154	$—	$—	$—	$—	$—	$—	$1,133,154

Total	$1,133,154	$—	$—	$—	$—	$—	$—	$1,133,154

Real Return Fund
Equity Securities:

*The change in unrealized appreciation/depreciation on securities still held at October 31, 2010 was $(95,672) for the Global Small and Mid Cap Fund , which is included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

7. Federal Income Taxes:

          At October 31, 2010, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

2017

U.S. Large Cap Fund	$71,351,189
Non-U.S. Large Cap Fund	400,213,617
Global Opportunities Fund	292,048,540
Real Return Fund	292,061,614

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a -2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date       3/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date      3/22/11

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date      3/22/11

* Print the name and title of each signing officer under his or her signature.